                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                 811-8532
                                  ----------------------------------------------

               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                            64111
--------------------------------------------------------------------------------
               (Address of principal executive offices)          (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
--------------------------------------------------------------------------------

Date of fiscal year end:    NOVEMBER 30
                         -------------------------------------------------------

Date of reporting period:   MAY 31, 2005
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of man and woman]

MAY 31, 2005

Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund

                               [american century investments logo and text logo]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

STRATEGIC ALLOCATION: CONSERVATIVE

STRATEGIC ALLOCATION: MODERATE

STRATEGIC ALLOCATION: AGGRESSIVE

FINANCIAL STATEMENTS

Notes to Financial Statements                                                 76
Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . . .87

OTHER INFORMATION

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Strategic
Allocation funds for the six months ended May 31, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the annual report dated
November 30, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------

Strategic Allocation: Conservative - Performance

TOTAL RETURNS AS OF MAY 31, 2005
                                             ----------------------
                                             AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                                 1 YEAR      5 YEARS     INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                    7.01%       4.60%       6.77%         2/15/96
--------------------------------------------------------------------------------
S&P 500 INDEX(1)                  8.24%      -1.93%       8.66%(2)         --
--------------------------------------------------------------------------------
LEHMAN BROTHERS
U.S. AGGREGATE INDEX(1)           6.82%       7.73%       6.75%(2)         --
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX(1)                     2.05%       2.41%       3.62%(2)         --
--------------------------------------------------------------------------------
Institutional Class               7.21%         --        4.66%          8/1/00
--------------------------------------------------------------------------------
Advisor Class                     6.75%       4.35%       6.61%          10/2/96
--------------------------------------------------------------------------------
A Class                                                                  9/30/04
   No sales charge*                 --          --        5.11%(3)
   With sales charge*               --          --       -0.96%(3)
--------------------------------------------------------------------------------
B Class                                                                  9/30/04
   No sales charge*                 --          --        4.58%(3)
   With sales charge*               --          --       -0.42%(3)
--------------------------------------------------------------------------------
C Class                                                                  9/30/04
   No sales charge*                 --          --        4.53%(3)
   With sales charge*               --          --        3.53%(3)
--------------------------------------------------------------------------------
R Class                             --          --        0.91%(3)       3/31/05
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%.
 B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

(2) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

(3) Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------

Strategic Allocation: Conservative - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 15, 1996

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended May 31
----------------------------------------------------------------------------------------------------
                      1996*   1997    1998    1999    2000     2001     2002    2003    2004   2005
----------------------------------------------------------------------------------------------------
Investor Class        0.64%   9.16%  15.99%   5.74%   8.88%    6.32%    0.13%   1.25%   8.57%  7.01%
----------------------------------------------------------------------------------------------------
S&P 500 Index         5.09%  29.41%  30.69%  21.03%  10.48%  -10.55%  -13.85%  -8.06%  18.33%  8.24%
----------------------------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate
Index                -1.45%   8.32%  10.91%   4.35%   2.11%   13.12%    8.10%  11.58%  -0.44%  6.82%
----------------------------------------------------------------------------------------------------
90-Day U.S.
Treasury Bill Index   1.26%   5.16%   5.13%   4.59%   5.29%    5.44%    2.30%   1.39%   0.94%  2.05%
----------------------------------------------------------------------------------------------------

*From 2/15/96, the Investor Class's inception date. Index data from 2/29/96, the date nearest the Investor Class's inception for which data are available. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Strategic Allocation: Conservative - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER AND BRIAN HOWELL

PERFORMANCE SUMMARY AND PERSPECTIVE

Strategic Allocation: Conservative returned 2.29%* for the six months ended May
31, 2005.

Strategic Allocation: Conservative allocates holdings over time with the following neutral weightings: 45% stocks, 45% bonds, and 10% cash-equivalent investments. These proportions may change slightly with short-term strategic adjustments and changing securities prices. Because of the portfolio's broad exposure to stocks (both domestic and international), bonds, and cash, a review of the economy and financial markets helps explain the portfolio's return.

ECONOMIC REVIEW

U.S. economic growth appeared to moderate during the six months ended May 31,
2005, as crude oil prices flared and short-term interest rates rose. The annualized real rate of GDP growth held steady at 3.8% in the first quarter of
2005, identical to the 2004 fourth quarter rate, as the price of crude oil averaged $49 a barrel. Meanwhile, inflation (measured by the 12-month percentage change of "core" CPI, excluding food and energy prices) climbed from a recent low at the beginning of 2004. In the first three months of 2005, it reached its fastest growth rate since August 2002. To control inflation, the Federal Reserve raised its target rate four times in six months, from 2% to 3%. Inflation concerns at first pressured the 10-year Treasury yield, sending it to a peak of
4.64% in March. However, the yield curve flattened in the latter part of the fund's six-month fiscal period as economic growth slowed. Thus mortgage rates remained near historically-low levels, and residential housing markets demonstrated surprising strength, providing continued economic stimulus.

STOCK MARKET REVIEW

The S&P 500 Index gained 2.42% in the six months ended May 31, 2005, transiting a volatile but range-bound path. The index climbed uncertainly through the end of February, only to retreat through mid-April and then rise to the plus side through period-end. A key factor was the price of oil, which

ASSET ALLOCATION
AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
U.S. Bonds                                                        45.8%
--------------------------------------------------------------------------------
U.S. Stocks                                                       32.5%
--------------------------------------------------------------------------------
Money Market Securities                                           12.1%
--------------------------------------------------------------------------------
Foreign Stocks                                                     8.6%
--------------------------------------------------------------------------------
Foreign Bonds                                                      1.0%
--------------------------------------------------------------------------------

FUND'S U.S. BONDS
AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                               U.S. BONDS
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed Securities                                        28.7%
--------------------------------------------------------------------------------
Corporate Bonds                                                   17.5%
--------------------------------------------------------------------------------
Asset-Backed Securities                                           15.2%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                 15.0%
--------------------------------------------------------------------------------
U.S. Treasury Securities and Equivalents                          11.8%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                               10.4%
--------------------------------------------------------------------------------
Municipal Securities                                               1.4%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Returns for periods less than one year are not annualized.

                                                                    (continued)

------

Strategic Allocation: Conservative - Portfolio Commentary

fluctuated markedly but ended up rising 5.78% to $51.97 a barrel at May 31. The annualized corporate earnings growth rate for S&P 500 companies fell from about
20% in the fourth quarter of 2004 to about 14% in the first quarter of 2005.
After time in the shadows, growth stocks in the S&P 500 posted strong results in
May, to end the six-month period with a 3.07% return, outstripping their value counterparts, which posted a 1.82% return.

Many markets around the world advanced moderately during the period. Shares of companies in emerging economies surpassed those of developed nations. Strategic
Allocation: Conservative's largest international holdings were in Europe and
Asia. The MSCI EAFE Index returned 1.81% for the six months.

BOND MARKET REVIEW

The Lehman Brothers U.S. Aggregate Index gained 2.90% in the six months ended
May 31, 2005. Returns for its fixed-rate mortgage-backed, Treasury, and corporate subsectors were 2.50%, 3.59%, and 2.92% respectively. Yields at the long end of the curve generally fell and thus prices on 10-year and 30-year
Treasurys rose over the period. Returns on 10-year Treasurys totaled 4.80% for the period as the yield declined from 4.35% to 3.98%. Returns on 30-year
Treasurys totaled 12.53% on rising prices and falling yields, which dipped from
5.00% at the beginning of the period to 4.32% at May 31.

OUR COMMITMENT

Looking forward, we continue to manage the portfolio in a manner consistent with the investment objective outlined in the prospectus, which is to provide regular income and capital appreciation in a well-diversified portfolio with broad exposure to stocks, bonds, and cash.

FUND'S TOP FIVE U.S. STOCKS
AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                          % OF FUND'S              % OF
                                          U.S. STOCKS           NET ASSETS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                            2.8%                  1.0%
--------------------------------------------------------------------------------
Bank of America Corp.                        2.0%                  0.7%
--------------------------------------------------------------------------------
Johnson & Johnson                            1.8%                  0.6%
--------------------------------------------------------------------------------
Citigroup Inc.                               1.7%                  0.6%
--------------------------------------------------------------------------------
Freddie Mac                                  1.5%                  0.5%
--------------------------------------------------------------------------------

FUND'S TOP FIVE FOREIGN STOCKS
AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                          % OF FUND'S
                                            FOREIGN                % OF
                                            STOCKS              NET ASSETS
--------------------------------------------------------------------------------
Royal Dutch Petroleum
Co. New York Shares                          4.6%                  0.4%
--------------------------------------------------------------------------------
BP plc ORD                                   2.8%                  0.3%
--------------------------------------------------------------------------------
Novartis AG ORD                              2.7%                  0.3%
--------------------------------------------------------------------------------
Unilever N.V.
New York Shares                              2.7%                  0.3%
--------------------------------------------------------------------------------
Total SA ORD                                 2.4%                  0.2%
--------------------------------------------------------------------------------

GEOGRAPHIC COMPOSITION OF FUND'S FOREIGN
STOCKS AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                                 FOREIGN
                                                                 STOCKS
--------------------------------------------------------------------------------
Europe                                                            71.9%
--------------------------------------------------------------------------------
Asia/Pacific                                                      22.5%
--------------------------------------------------------------------------------
Americas (excluding U.S.)                                          5.6%
--------------------------------------------------------------------------------

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 45.5%

AEROSPACE & DEFENSE -- 0.7%
--------------------------------------------------------------------------------
              228  General Dynamics Corp.                          $     24,642
--------------------------------------------------------------------------------
           21,300  Goodrich Corporation                                 891,618
--------------------------------------------------------------------------------
           26,200  Honeywell International Inc.                         949,226
--------------------------------------------------------------------------------
           19,200  Northrop Grumman Corp.                             1,069,824
--------------------------------------------------------------------------------
            5,200  Precision Castparts Corp.                            404,196
--------------------------------------------------------------------------------
           26,700  Rockwell Collins                                   1,318,713
--------------------------------------------------------------------------------
            3,500  United Technologies Corp.                            373,450
--------------------------------------------------------------------------------
                                                                      5,031,669
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.2%
--------------------------------------------------------------------------------
              585  FedEx Corporation                                     52,311
--------------------------------------------------------------------------------
           14,530  United Parcel Service, Inc. Cl B                   1,070,134
--------------------------------------------------------------------------------
            6,000  Yamato Transport Co. Ltd. ORD                         84,063
--------------------------------------------------------------------------------
                                                                      1,206,508
--------------------------------------------------------------------------------
AIRLINES -- 0.1%
--------------------------------------------------------------------------------
            8,280  Ryanair Holdings plc ADR(1)                          378,313
--------------------------------------------------------------------------------
            4,392  Southwest Airlines Co.                                63,904
--------------------------------------------------------------------------------
                                                                        442,217
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.3%
--------------------------------------------------------------------------------
            3,664  Autoliv, Inc.                                        170,046
--------------------------------------------------------------------------------
            8,400  Continental AG ORD                                   594,984
--------------------------------------------------------------------------------
           22,100  Cooper Tire & Rubber                                 420,784
--------------------------------------------------------------------------------
           16,811  Goodyear Tire & Rubber Co.
                   (The)(1)                                             241,910
--------------------------------------------------------------------------------
           10,400  Lear Corporation                                     392,080
--------------------------------------------------------------------------------
              237  Magna International Inc. Cl A                         16,118
--------------------------------------------------------------------------------
           17,814  TRW Automotive Holdings
                   Corp.(1)                                             362,871
--------------------------------------------------------------------------------
                                                                      2,198,793
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.4%
--------------------------------------------------------------------------------
           20,897  Ford Motor Company                                   208,552
--------------------------------------------------------------------------------
           12,900  General Motors Corp.                                 406,737
--------------------------------------------------------------------------------
            8,700  Honda Motor Co., Ltd. ORD                            428,224
--------------------------------------------------------------------------------
            8,200  Toyota Motor Corp. ADR                               588,022
--------------------------------------------------------------------------------
           30,200  Toyota Motor Corp. ORD                             1,074,495
--------------------------------------------------------------------------------
                                                                      2,706,030
--------------------------------------------------------------------------------
BEVERAGES -- 1.0%
--------------------------------------------------------------------------------
           18,000  Anheuser-Busch Companies, Inc.                       843,300
--------------------------------------------------------------------------------
           27,800  Coca-Cola Company (The)                            1,240,714
--------------------------------------------------------------------------------
           19,700  Coca-Cola Enterprises                                431,036
--------------------------------------------------------------------------------
           60,010  Diageo plc ORD                                       862,326
--------------------------------------------------------------------------------
            8,125  Molson Coors Brewing Co.                             475,069
--------------------------------------------------------------------------------
           46,060  Pepsi Bottling Group Inc.                          1,306,722
--------------------------------------------------------------------------------
           12,113  PepsiAmericas Inc.                                   293,377
--------------------------------------------------------------------------------
           19,200  PepsiCo, Inc.                                      1,080,960
--------------------------------------------------------------------------------
            2,560  Pernod-Ricard SA ORD                                 395,287
--------------------------------------------------------------------------------
                                                                      6,928,791
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.5%
--------------------------------------------------------------------------------
           11,100  Affymetrix Inc.(1)                              $    593,739
--------------------------------------------------------------------------------
           15,645  Amgen Inc.(1)                                        979,064
--------------------------------------------------------------------------------
           11,420  Applera Corporation-Applied
                   Biosystems Group                                     244,502
--------------------------------------------------------------------------------
            7,300  Celgene Corp.(1)                                     309,082
--------------------------------------------------------------------------------
            7,026  Cephalon, Inc.(1)                                    298,043
--------------------------------------------------------------------------------
            1,300  Genzyme Corp.(1)                                      81,107
--------------------------------------------------------------------------------
            3,338  Invitrogen Corp.(1)                                  264,804
--------------------------------------------------------------------------------
            4,300  Techne Corp.(1)                                      200,380
--------------------------------------------------------------------------------
            4,100  United Therapeutics Corp.(1)                         204,836
--------------------------------------------------------------------------------
                                                                      3,175,557
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
           21,000  Daikin Industries Ltd. ORD                           513,919
--------------------------------------------------------------------------------
           12,100  Masco Corp.                                          387,442
--------------------------------------------------------------------------------
            1,612  USG Corp.(1)                                          73,910
--------------------------------------------------------------------------------
                                                                        975,271
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.9%
--------------------------------------------------------------------------------
            3,000  Affiliated Managers Group Inc.(1)                    200,100
--------------------------------------------------------------------------------
           22,600  Bank of New York Co., Inc.
                   (The)                                                651,332
--------------------------------------------------------------------------------
            7,195  Edwards (A.G.), Inc.                                 297,225
--------------------------------------------------------------------------------
            2,800  Goldman Sachs Group, Inc.
                   (The)                                                273,000
--------------------------------------------------------------------------------
            2,400  Legg Mason, Inc.                                     197,232
--------------------------------------------------------------------------------
           13,980  Man Group plc ORD                                    334,941
--------------------------------------------------------------------------------
           36,600  Merrill Lynch & Co., Inc.                          1,985,916
--------------------------------------------------------------------------------
           27,200  Morgan Stanley                                     1,331,712
--------------------------------------------------------------------------------
            9,500  Northern Trust Corp.                                 436,240
--------------------------------------------------------------------------------
            8,195  UBS AG ORD                                           631,824
--------------------------------------------------------------------------------
                                                                      6,339,522
--------------------------------------------------------------------------------
CHEMICALS -- 0.7%
--------------------------------------------------------------------------------
            4,850  BASF AG ORD                                          321,692
--------------------------------------------------------------------------------
           10,600  du Pont (E.I.) de Nemours
                   & Co.                                                493,006
--------------------------------------------------------------------------------
           12,342  Eastman Chemical Company                             725,463
--------------------------------------------------------------------------------
           13,300  Ecolab Inc.                                          429,989
--------------------------------------------------------------------------------
            3,082  FMC Corp.(1)                                         170,897
--------------------------------------------------------------------------------
            4,600  Minerals Technologies Inc.                           309,580
--------------------------------------------------------------------------------
           15,966  Monsanto Co.                                         910,062
--------------------------------------------------------------------------------
           13,700  PPG Industries, Inc.                                 895,843
--------------------------------------------------------------------------------
            6,200  Shin-Etsu Chemical Co., Ltd.
                   ORD                                                  229,735
--------------------------------------------------------------------------------
           58,000  Toray Industries Inc. ORD                            258,217
--------------------------------------------------------------------------------
                                                                      4,744,484
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 3.6%
--------------------------------------------------------------------------------
            3,852  Alpha Bank A.E. ORD                                  106,066
--------------------------------------------------------------------------------
           54,460  Anglo Irish Bank Corporation
                   ORD                                                  636,546
--------------------------------------------------------------------------------
           30,155  Banco Popolare di Verona e
                   Novara Scrl ORD                                      546,130
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

            9,410  Banco Popular Espanol SA ORD                    $    560,240
--------------------------------------------------------------------------------
          109,838  Bank of America Corp.                              5,087,695
--------------------------------------------------------------------------------
           40,020  Bank of Ireland ORD                                  611,544
--------------------------------------------------------------------------------
           54,000  Bank of Yokohama Ltd. (The)
                   ORD                                                  310,591
--------------------------------------------------------------------------------
            7,700  BB&T Corporation                                     307,538
--------------------------------------------------------------------------------
           12,900  Colonial BancGroup Inc. (The)                        287,541
--------------------------------------------------------------------------------
            8,189  Comerica Inc.                                        457,601
--------------------------------------------------------------------------------
           21,480  Commonwealth Bank of
                   Australia ORD                                        601,412
--------------------------------------------------------------------------------
           56,490  DnB NOR ASA ORD                                      547,350
--------------------------------------------------------------------------------
           10,560  Erste Bank der
                   Oesterreichischen Sparkassen
                   AG ORD                                               519,310
--------------------------------------------------------------------------------
            7,360  HSBC Holdings plc ORD                                116,130
--------------------------------------------------------------------------------
            7,520  KBC Groupe ORD                                       609,722
--------------------------------------------------------------------------------
            2,100  Marshall & Ilsley Corp.                               91,371
--------------------------------------------------------------------------------
               30  Mitsubishi Tokyo Financial
                   Group, Inc. ORD                                      250,253
--------------------------------------------------------------------------------
           16,870  National Bank of Greece SA
                   ORD                                                  569,545
--------------------------------------------------------------------------------
           11,700  National City Corp.                                  404,352
--------------------------------------------------------------------------------
           14,500  PNC Financial Services Group                         792,425
--------------------------------------------------------------------------------
           27,330  Royal Bank of Scotland Group
                   plc ORD                                              802,836
--------------------------------------------------------------------------------
            7,430  Societe Generale Cl A ORD                            729,949
--------------------------------------------------------------------------------
           17,600  SunTrust Banks, Inc.                               1,295,536
--------------------------------------------------------------------------------
            6,100  SVB Financial Group(1)                               291,336
--------------------------------------------------------------------------------
            4,900  Synovus Financial Corp.                              142,443
--------------------------------------------------------------------------------
           61,500  U.S. Bancorp                                       1,803,795
--------------------------------------------------------------------------------
           46,204  Wachovia Corp.                                     2,344,853
--------------------------------------------------------------------------------
           50,227  Wells Fargo & Co.                                  3,034,212
--------------------------------------------------------------------------------
            5,400  Zions Bancorporation                                 382,536
--------------------------------------------------------------------------------
                                                                     24,240,858
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.7%
--------------------------------------------------------------------------------
            7,200  Avery Dennison Corp.                                 377,640
--------------------------------------------------------------------------------
            2,674  Deluxe Corp.                                         108,056
--------------------------------------------------------------------------------
           14,220  Equifax Inc.                                         493,292
--------------------------------------------------------------------------------
           12,505  John H. Harland Company                              471,063
--------------------------------------------------------------------------------
            6,100  Monster Worldwide Inc.(1)                            160,918
--------------------------------------------------------------------------------
           16,200  R.R. Donnelley & Sons Company                        538,650
--------------------------------------------------------------------------------
           42,807  Republic Services, Inc. Cl A                       1,518,793
--------------------------------------------------------------------------------
           49,400  Waste Management, Inc.                             1,456,806
--------------------------------------------------------------------------------
                                                                      5,125,218
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.5%
--------------------------------------------------------------------------------
           17,982  Arris Group Inc.(1)                                  155,724
--------------------------------------------------------------------------------
           32,500  Avaya Inc.(1)                                        297,375
--------------------------------------------------------------------------------
           46,373  Cisco Systems Inc.(1)                                898,709
--------------------------------------------------------------------------------
            9,469  Harris Corp.                                         272,139
--------------------------------------------------------------------------------
            5,646  Juniper Networks, Inc.(1)                            144,763
--------------------------------------------------------------------------------
           60,681  Motorola, Inc.                                     1,054,029
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

            5,000  Nokia Oyj ADR                                   $     84,300
--------------------------------------------------------------------------------
            3,900  QUALCOMM Inc.                                        145,314
--------------------------------------------------------------------------------
           15,900  Scientific-Atlanta, Inc.                             529,470
--------------------------------------------------------------------------------
                                                                      3,581,823
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.2%
--------------------------------------------------------------------------------
           31,471  Apple Computer, Inc.(1)                            1,249,713
--------------------------------------------------------------------------------
           25,700  Dell Inc.(1)                                       1,025,173
--------------------------------------------------------------------------------
           44,000  EMC Corp.(1)                                         618,640
--------------------------------------------------------------------------------
           10,800  Emulex Corp.(1)                                      204,120
--------------------------------------------------------------------------------
           71,900  Hewlett-Packard Co.                                1,618,469
--------------------------------------------------------------------------------
            4,900  Hutchinson Technology Inc.(1)                        202,713
--------------------------------------------------------------------------------
              596  Intergraph Corp.(1)                                   18,708
--------------------------------------------------------------------------------
           31,548  International Business
                   Machines Corp.                                     2,383,452
--------------------------------------------------------------------------------
            7,400  Komag, Inc.(1)                                       213,490
--------------------------------------------------------------------------------
            6,500  Network Appliance, Inc.(1)                           186,940
--------------------------------------------------------------------------------
           35,300  Seagate Technology                                   749,066
--------------------------------------------------------------------------------
           15,871  Western Digital Corp.(1)                             238,224
--------------------------------------------------------------------------------
                                                                      8,708,708
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.4%
--------------------------------------------------------------------------------
            9,677  Grupo Ferrovial SA ORD                               595,900
--------------------------------------------------------------------------------
           10,297  Jacobs Engineering Group Inc.(1)                     541,416
--------------------------------------------------------------------------------
           32,936  Shaw Group Inc. (The)(1)                             663,661
--------------------------------------------------------------------------------
          114,000  Taisei Corp. ORD                                     379,335
--------------------------------------------------------------------------------
            8,052  Vinci SA ORD                                         602,827
--------------------------------------------------------------------------------
                                                                      2,783,139
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.2%
--------------------------------------------------------------------------------
            2,300  Eagle Materials Inc.                                 201,641
--------------------------------------------------------------------------------
            6,250  Lafarge SA ORD                                       567,883
--------------------------------------------------------------------------------
            3,300  Martin Marietta Materials, Inc.                      201,465
--------------------------------------------------------------------------------
            3,300  Vulcan Materials Co.                                 197,769
--------------------------------------------------------------------------------
                                                                      1,168,758
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.6%
--------------------------------------------------------------------------------
           33,129  American Express Co.                               1,783,997
--------------------------------------------------------------------------------
           12,713  Capital One Financial Corp.                          958,560
--------------------------------------------------------------------------------
            5,604  CompuCredit Corp.(1)                                 176,694
--------------------------------------------------------------------------------
            1,511  MoneyGram International Inc.                          28,029
--------------------------------------------------------------------------------
            1,501  Nelnet Inc. Cl A(1)                                   55,387
--------------------------------------------------------------------------------
            4,100  ORIX Corporation ORD                                 592,193
--------------------------------------------------------------------------------
            5,600  Takefuji Corp. ORD                                   347,903
--------------------------------------------------------------------------------
            3,007  WFS Financial Inc.(1)                                146,591
--------------------------------------------------------------------------------
                                                                      4,089,354
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.2%
--------------------------------------------------------------------------------
          116,930  Amcor Limited ORD                                    599,108
--------------------------------------------------------------------------------
            3,176  Greif, Inc. Cl A                                     230,832
--------------------------------------------------------------------------------
            4,312  Silgan Holdings Inc.                                 245,784
--------------------------------------------------------------------------------
                                                                      1,075,724
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.5%
--------------------------------------------------------------------------------
            3,500  iShares MSCI EAFE Index Fund                    $    541,975
--------------------------------------------------------------------------------
              400  iShares Russell 1000 Growth
                   Index Fund                                            19,296
--------------------------------------------------------------------------------
           25,023  Standard and Poor's 500
                   Depositary Receipt                                 2,988,747
--------------------------------------------------------------------------------
                                                                      3,550,018
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
--------------------------------------------------------------------------------
            8,500  Weight Watchers International,
                   Inc.(1)                                              413,525
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.0%
--------------------------------------------------------------------------------
           91,700  Citigroup Inc.                                     4,319,987
--------------------------------------------------------------------------------
           23,290  ING Groep N.V. ORD                                   644,161
--------------------------------------------------------------------------------
           49,600  J.P. Morgan Chase & Co.                            1,773,200
--------------------------------------------------------------------------------
           12,300  Nasdaq Stock Market, Inc.
                   (The)(1)                                             211,068
--------------------------------------------------------------------------------
                                                                      6,948,416
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.3%
--------------------------------------------------------------------------------
           12,157  ALLTEL Corp.                                         707,173
--------------------------------------------------------------------------------
           15,661  AT&T Corp.                                           294,270
--------------------------------------------------------------------------------
           41,453  BellSouth Corp.                                    1,109,282
--------------------------------------------------------------------------------
              671  CenturyTel Inc.                                       22,002
--------------------------------------------------------------------------------
           14,722  Commonwealth Telephone
                   Enterprise Inc.(1)                                   769,225
--------------------------------------------------------------------------------
           38,850  Deutsche Telekom ORD                                 721,766
--------------------------------------------------------------------------------
            2,930  France Telecom SA ORD(1)                              83,887
--------------------------------------------------------------------------------
           64,506  SBC Communications Inc.                            1,508,150
--------------------------------------------------------------------------------
           43,263  Sprint Corp.                                       1,024,900
--------------------------------------------------------------------------------
           32,900  Telefonica SA ORD                                    550,913
--------------------------------------------------------------------------------
           43,540  Telenor ASA ORD                                      347,623
--------------------------------------------------------------------------------
           49,283  Verizon Communications                             1,743,633
--------------------------------------------------------------------------------
                                                                      8,882,824
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.9%
--------------------------------------------------------------------------------
           95,500  CLP Holdings Ltd. ORD                                546,258
--------------------------------------------------------------------------------
            4,300  DTE Energy Company                                   204,422
--------------------------------------------------------------------------------
            4,990  E.On AG ORD                                          432,033
--------------------------------------------------------------------------------
            6,280  Edison International                                 230,790
--------------------------------------------------------------------------------
            2,774  Entergy Corp.                                        199,256
--------------------------------------------------------------------------------
           38,076  Exelon Corporation                                 1,783,861
--------------------------------------------------------------------------------
           10,164  FirstEnergy Corp.                                    450,265
--------------------------------------------------------------------------------
            7,600  FPL Group, Inc.                                      308,940
--------------------------------------------------------------------------------
            5,700  IDACORP, Inc.                                        161,424
--------------------------------------------------------------------------------
           16,400  PPL Corporation                                      943,164
--------------------------------------------------------------------------------
           10,100  TXU Corp.                                            810,828
--------------------------------------------------------------------------------
                                                                      6,071,241
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.2%
--------------------------------------------------------------------------------
           10,300  Emerson Electric Co.                                 684,641
--------------------------------------------------------------------------------
            6,270  Schneider Electric SA ORD                            461,315
--------------------------------------------------------------------------------
                                                                      1,145,956
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
--------------------------------------------------------------------------------
              174  Amphenol Corp. Cl A                             $      7,376
--------------------------------------------------------------------------------
           57,400  AVX Corporation                                      681,913
--------------------------------------------------------------------------------
            2,400  Hoya Corp. ORD                                       268,338
--------------------------------------------------------------------------------
            5,209  Ingram Micro Inc. Cl A(1)                             82,354
--------------------------------------------------------------------------------
           15,000  Itron Inc.(1)                                        616,650
--------------------------------------------------------------------------------
           11,763  Jabil Circuit, Inc.(1)                               343,832
--------------------------------------------------------------------------------
           15,800  Omron Corp. ORD                                      348,069
--------------------------------------------------------------------------------
            5,000  Trimble Navigation Ltd.(1)                           198,550
--------------------------------------------------------------------------------
                                                                      2,547,082
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.4%
--------------------------------------------------------------------------------
           11,935  Cal Dive International Inc.(1)                       541,849
--------------------------------------------------------------------------------
           20,100  Helmerich & Payne, Inc.                              833,547
--------------------------------------------------------------------------------
           13,900  National Oilwell Varco, Inc.(1)                      625,500
--------------------------------------------------------------------------------
           24,400  Patterson-UTI Energy Inc.                            646,356
--------------------------------------------------------------------------------
           27,260  Saipem SpA ORD                                       344,114
--------------------------------------------------------------------------------
                                                                      2,991,366
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.0%
--------------------------------------------------------------------------------
            7,280  7-Eleven, Inc.(1)                                    217,308
--------------------------------------------------------------------------------
            4,973  BJ's Wholesale Club Inc.(1)                          149,936
--------------------------------------------------------------------------------
           32,700  CVS Corp.                                          1,793,594
--------------------------------------------------------------------------------
           41,100  Kroger Co. (The)(1)                                  689,247
--------------------------------------------------------------------------------
            1,092  Longs Drug Stores Corp.                               44,816
--------------------------------------------------------------------------------
            5,880  Metro AG ORD                                         292,996
--------------------------------------------------------------------------------
           19,694  Shoppers Drug Mart
                   Corporation ORD                                      646,362
--------------------------------------------------------------------------------
            9,228  Supervalu Inc.                                       302,309
--------------------------------------------------------------------------------
          152,850  Tesco plc ORD                                        869,673
--------------------------------------------------------------------------------
           36,800  Wal-Mart Stores, Inc.                              1,738,064
--------------------------------------------------------------------------------
            3,400  Whole Foods Market, Inc.                             404,532
--------------------------------------------------------------------------------
                                                                      7,148,837
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.7%
--------------------------------------------------------------------------------
           35,000  Ajinomoto Co. Inc. ORD                               388,100
--------------------------------------------------------------------------------
           30,190  Archer-Daniels-Midland Co.                           599,272
--------------------------------------------------------------------------------
            2,285  Bunge Ltd.                                           141,761
--------------------------------------------------------------------------------
            3,000  Campbell Soup Company                                 93,090
--------------------------------------------------------------------------------
            2,017  Chiquita Brands International
                   Inc.                                                  58,654
--------------------------------------------------------------------------------
           12,000  ConAgra Foods, Inc.                                  313,800
--------------------------------------------------------------------------------
            3,388  Delta and Pine Land Company                           91,476
--------------------------------------------------------------------------------
           12,539  General Mills, Inc.                                  620,681
--------------------------------------------------------------------------------
              218  Gold Kist Inc.(1)                                      4,552
--------------------------------------------------------------------------------
            7,110  Groupe Danone ORD                                    653,897
--------------------------------------------------------------------------------
           17,200  H.J. Heinz Company                                   625,564
--------------------------------------------------------------------------------
            1,898  Hormel Foods Corp.                                    56,219
--------------------------------------------------------------------------------
           15,100  Kellogg Co.                                          686,899
--------------------------------------------------------------------------------
           43,400  Kraft Foods Inc. Cl A                              1,407,896
--------------------------------------------------------------------------------
            5,300  McCormick & Company, Inc.                            179,352
--------------------------------------------------------------------------------
            4,050  Nestle SA ORD                                      1,065,704
--------------------------------------------------------------------------------
           27,441  Pilgrim's Pride Corp.                                967,295
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           16,430  Royal Numico N.V. ORD(1)                        $    655,157
--------------------------------------------------------------------------------
           22,800  Sara Lee Corp.                                       462,612
--------------------------------------------------------------------------------
               78  Seaboard Corp.                                       104,910
--------------------------------------------------------------------------------
           26,500  Unilever N.V. New York Shares                      1,763,310
--------------------------------------------------------------------------------
           66,090  Unilever plc ORD                                     644,543
--------------------------------------------------------------------------------
                                                                     11,584,744
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.3%
--------------------------------------------------------------------------------
            3,000  AGL Resources Inc.                                   105,720
--------------------------------------------------------------------------------
           21,500  NiSource Inc.                                        518,150
--------------------------------------------------------------------------------
          174,000  Osaka Gas Co. Ltd. ORD                               538,888
--------------------------------------------------------------------------------
           18,668  UGI Corp.                                            494,889
--------------------------------------------------------------------------------
           17,900  WGL Holdings Inc.                                    582,466
--------------------------------------------------------------------------------
                                                                      2,240,113
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.8%
--------------------------------------------------------------------------------
            7,900  Bard (C.R.), Inc.                                    539,175
--------------------------------------------------------------------------------
           16,100  Baxter International, Inc.                           594,090
--------------------------------------------------------------------------------
            3,100  Beckman Coulter Inc.                                 217,186
--------------------------------------------------------------------------------
           25,282  Becton Dickinson & Co.                             1,452,451
--------------------------------------------------------------------------------
            5,052  Edwards Lifesciences
                   Corporation(1)                                       230,927
--------------------------------------------------------------------------------
            6,920  Essilor International SA Cie
                   Generale D'Optique ORD                               474,657
--------------------------------------------------------------------------------
            2,300  Guidant Corp.                                        169,947
--------------------------------------------------------------------------------
            1,404  Haemonetics Corporation(1)                            57,143
--------------------------------------------------------------------------------
            9,586  Hospira Inc.(1)                                      365,035
--------------------------------------------------------------------------------
           11,900  Immucor, Inc.(1)                                     398,650
--------------------------------------------------------------------------------
            8,600  Intuitive Surgical Inc.(1)                           425,700
--------------------------------------------------------------------------------
            6,176  Medtronic, Inc.                                      331,960
--------------------------------------------------------------------------------
            1,734  Mettler-Toledo International,
                   Inc.(1)                                               84,966
--------------------------------------------------------------------------------
           57,690  Smith & Nephew plc ORD                               569,962
--------------------------------------------------------------------------------
                                                                      5,911,849
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 1.7%
--------------------------------------------------------------------------------
           18,690  Aetna Inc.                                         1,458,008
--------------------------------------------------------------------------------
            9,964  AmerisourceBergen Corp.                              643,375
--------------------------------------------------------------------------------
            7,266  Cardinal Health, Inc.                                420,919
--------------------------------------------------------------------------------
           22,900  Caremark Rx Inc.(1)                                1,022,714
--------------------------------------------------------------------------------
           12,500  Cerner Corporation(1)                                816,875
--------------------------------------------------------------------------------
            6,749  CIGNA Corp.                                          656,340
--------------------------------------------------------------------------------
           11,100  Community Health Systems
                   Inc.(1)                                              403,707
--------------------------------------------------------------------------------
           16,057  Covance Inc.(1)                                      701,049
--------------------------------------------------------------------------------
            2,100  Express Scripts, Inc. Cl A(1)                        194,019
--------------------------------------------------------------------------------
            5,629  Fresenius Medical Care AG ORD                        442,133
--------------------------------------------------------------------------------
            5,800  HCA Inc.                                             313,200
--------------------------------------------------------------------------------
           20,000  Henry Schein, Inc.(1)                                805,800
--------------------------------------------------------------------------------
           10,900  Humana Inc.(1)                                       396,324
--------------------------------------------------------------------------------
           10,817  Kindred Healthcare Inc.(1)                           417,320
--------------------------------------------------------------------------------
            5,200  LCA-Vision Inc.                                      229,736
--------------------------------------------------------------------------------
            4,500  LifePoint Hospitals Inc.(1)                          202,410
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           26,197  McKesson Corp.                                  $  1,054,953
--------------------------------------------------------------------------------
            3,200  PacifiCare Health Systems,
                   Inc.(1)                                              201,056
--------------------------------------------------------------------------------
           16,300  Pharmaceutical Product
                   Development, Inc.(1)                                 788,594
--------------------------------------------------------------------------------
           14,600  Universal Health Services, Inc.
                   Cl B                                                 853,078
--------------------------------------------------------------------------------
                                                                     12,021,610
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.0%
--------------------------------------------------------------------------------
            8,650  Accor SA ORD                                         398,988
--------------------------------------------------------------------------------
            7,590  Boyd Gaming Corp.                                    401,207
--------------------------------------------------------------------------------
           12,200  Brinker International, Inc.(1)                       458,964
--------------------------------------------------------------------------------
            5,200  Carnival Corporation                                 275,080
--------------------------------------------------------------------------------
           25,241  Darden Restaurants, Inc.                             819,828
--------------------------------------------------------------------------------
           15,900  Greek Organization of Football
                   Prognostics SA ORD                                   433,898
--------------------------------------------------------------------------------
            5,800  Harrah's Entertainment, Inc.                         416,498
--------------------------------------------------------------------------------
           59,060  McDonald's Corporation                             1,827,317
--------------------------------------------------------------------------------
            9,600  Outback Steakhouse, Inc.                             424,800
--------------------------------------------------------------------------------
            3,900  Panera Bread Co.(1)                                  246,480
--------------------------------------------------------------------------------
           13,000  Penn National Gaming Inc.(1)                         423,410
--------------------------------------------------------------------------------
           10,800  Speedway Motorsports Inc.                            370,440
--------------------------------------------------------------------------------
           12,100  Station Casinos Inc.                                 787,710
--------------------------------------------------------------------------------
                                                                      7,284,620
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.7%
--------------------------------------------------------------------------------
           11,672  Black & Decker Corporation                         1,019,199
--------------------------------------------------------------------------------
            3,400  Hovnanian Enterprises Inc.(1)                        211,140
--------------------------------------------------------------------------------
            3,907  Jarden Corp.(1)                                      198,788
--------------------------------------------------------------------------------
            7,000  KB Home                                              472,780
--------------------------------------------------------------------------------
           41,000  Matsushita Electric Industrial
                   Co., Ltd. ORD                                        612,978
--------------------------------------------------------------------------------
           24,200  Newell Rubbermaid Inc.                               551,518
--------------------------------------------------------------------------------
              470  NVR, Inc.(1)                                         356,730
--------------------------------------------------------------------------------
            2,800  Pulte Homes Inc.                                     214,060
--------------------------------------------------------------------------------
            2,500  Standard-Pacific Corp.                               200,300
--------------------------------------------------------------------------------
            2,500  Toll Brothers Inc.(1)                                231,475
--------------------------------------------------------------------------------
           13,600  Whirlpool Corp.                                      935,680
--------------------------------------------------------------------------------
                                                                      5,004,648
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.6%
--------------------------------------------------------------------------------
            4,011  Clorox Company                                       234,283
--------------------------------------------------------------------------------
            4,164  Energizer Holdings Inc.(1)                           261,832
--------------------------------------------------------------------------------
           11,000  Kao Corp. ORD                                        255,000
--------------------------------------------------------------------------------
           20,500  Kimberly-Clark Corp.                               1,318,765
--------------------------------------------------------------------------------
           16,400  Procter & Gamble Co. (The)                           904,460
--------------------------------------------------------------------------------
           29,912  Reckitt Benckiser plc ORD                            913,484
--------------------------------------------------------------------------------
                                                                      3,887,824
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.6%
--------------------------------------------------------------------------------
            1,800  3M Co.                                               137,970
--------------------------------------------------------------------------------
           58,800  General Electric Co.                               2,145,023
--------------------------------------------------------------------------------
            6,995  Textron Inc.                                         540,644
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           44,463  Tyco International Ltd.                         $  1,286,315
--------------------------------------------------------------------------------
                                                                      4,109,952
--------------------------------------------------------------------------------
INSURANCE -- 2.4%
--------------------------------------------------------------------------------
           21,300  Allstate Corp.                                     1,239,660
--------------------------------------------------------------------------------
           65,300  American International Group,
                   Inc.                                               3,627,415
--------------------------------------------------------------------------------
            2,764  Arch Capital Group Ltd.(1)                           123,413
--------------------------------------------------------------------------------
           21,499  Axa SA ORD                                           524,000
--------------------------------------------------------------------------------
            7,445  Axis Capital Holdings Limited                        204,812
--------------------------------------------------------------------------------
           24,979  Berkley (W.R.) Corp.                                 885,755
--------------------------------------------------------------------------------
                9  Berkshire Hathaway Inc. Cl A(1)                      756,900
--------------------------------------------------------------------------------
           11,729  Chubb Corp.                                          987,934
--------------------------------------------------------------------------------
           16,562  Endurance Specialty Holdings
                   Ltd.(1)                                              603,685
--------------------------------------------------------------------------------
           10,230  First American Financial Corp.
                   (The)                                                395,901
--------------------------------------------------------------------------------
           13,300  Hartford Financial Services
                   Group Inc. (The)                                     994,707
--------------------------------------------------------------------------------
           12,956  HCC Insurance Holdings, Inc.                         508,005
--------------------------------------------------------------------------------
           16,200  Horace Mann Educators Corp.                          294,840
--------------------------------------------------------------------------------
            9,700  Jefferson-Pilot Corp.                                488,880
--------------------------------------------------------------------------------
            1,523  LandAmerica Financial Group
                   Inc.                                                  85,593
--------------------------------------------------------------------------------
          185,310  Legal & General Group plc ORD                        365,489
--------------------------------------------------------------------------------
           13,610  Loews Corp.                                        1,024,833
--------------------------------------------------------------------------------
           51,900  Marsh & McLennan Companies,
                   Inc.                                               1,507,176
--------------------------------------------------------------------------------
            1,800  MetLife, Inc.                                         80,280
--------------------------------------------------------------------------------
              760  Platinum Underwriters Holdings                        23,104
--------------------------------------------------------------------------------
              745  Protective Life Corporation                           29,942
--------------------------------------------------------------------------------
            6,969  Prudential Financial Inc.                            441,207
--------------------------------------------------------------------------------
           43,530  QBE Insurance Group Limited
                   ORD                                                  482,579
--------------------------------------------------------------------------------
              719  Selective Insurance Group                             34,605
--------------------------------------------------------------------------------
              400  Stancorp Financial Group Inc.                         29,940
--------------------------------------------------------------------------------
           11,400  Torchmark Corp.                                      601,350
--------------------------------------------------------------------------------
            2,786  Zenith National Insurance Corp.                      176,493
--------------------------------------------------------------------------------
                                                                     16,518,498
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL(2)
--------------------------------------------------------------------------------
            5,300  eBay Inc.(1)                                         201,453
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.3%
--------------------------------------------------------------------------------
           42,929  Earthlink Inc.(1)                                    455,477
--------------------------------------------------------------------------------
            1,700  Google Inc. Cl A(1)                                  473,280
--------------------------------------------------------------------------------
           21,634  VeriSign, Inc.(1)                                    699,860
--------------------------------------------------------------------------------
            6,286  WebEx Communications, Inc.(1)                        168,842
--------------------------------------------------------------------------------
           15,792  Yahoo! Inc.(1)                                       587,462
--------------------------------------------------------------------------------
                                                                      2,384,921
--------------------------------------------------------------------------------
IT SERVICES -- 0.6%
--------------------------------------------------------------------------------
           31,000  Accenture Ltd. Cl A(1)                               721,680
--------------------------------------------------------------------------------
            7,519  Acxiom Corp.                                         138,726
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           14,100  Cognizant Technology Solutions
                   Corporation(1)                                  $    676,800
--------------------------------------------------------------------------------
           32,041  Computer Sciences Corp.(1)                         1,483,818
--------------------------------------------------------------------------------
           12,200  DST Systems, Inc.(1)                                 589,992
--------------------------------------------------------------------------------
           13,300  Fiserv, Inc.(1)                                      571,900
--------------------------------------------------------------------------------
           11,000  Paychex, Inc.                                        317,680
--------------------------------------------------------------------------------
                                                                      4,500,596
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
           16,700  Fuji Photo Film Co. Ltd. ORD                         520,288
--------------------------------------------------------------------------------
            4,250  SCP Pool Corp.                                       152,235
--------------------------------------------------------------------------------
                                                                        672,523
--------------------------------------------------------------------------------
MACHINERY -- 0.8%
--------------------------------------------------------------------------------
            8,703  Cummins Inc.                                         591,369
--------------------------------------------------------------------------------
              593  Danaher Corp.                                         32,692
--------------------------------------------------------------------------------
            8,100  Deere & Co.                                          535,815
--------------------------------------------------------------------------------
           31,600  Dover Corp.                                        1,196,692
--------------------------------------------------------------------------------
            8,700  Ingersoll-Rand Company                               673,467
--------------------------------------------------------------------------------
           13,619  Joy Global Inc.                                      511,257
--------------------------------------------------------------------------------
            2,063  Kennametal Inc.                                       90,772
--------------------------------------------------------------------------------
           23,000  Komatsu Ltd. ORD                                     172,781
--------------------------------------------------------------------------------
            2,700  Oshkosh Truck Corp.                                  215,298
--------------------------------------------------------------------------------
            9,300  Parker-Hannifin Corp.                                561,069
--------------------------------------------------------------------------------
           13,400  Pentair, Inc.                                        596,434
--------------------------------------------------------------------------------
              471  The Toro Co.                                          20,277
--------------------------------------------------------------------------------
            7,820  Volvo AB Cl B ORD                                    318,600
--------------------------------------------------------------------------------
                                                                      5,516,523
--------------------------------------------------------------------------------
MEDIA -- 1.5%
--------------------------------------------------------------------------------
           52,489  Disney (Walt) Co.                                  1,440,298
--------------------------------------------------------------------------------
            8,500  Dow Jones & Co. Inc.                                 301,750
--------------------------------------------------------------------------------
           11,800  Gannett Co., Inc.                                    878,628
--------------------------------------------------------------------------------
            2,685  Getty Images Inc.(1)                                 200,945
--------------------------------------------------------------------------------
            1,493  John Wiley & Sons Inc.                                57,854
--------------------------------------------------------------------------------
           32,700  New York Times Co. (The) Cl A                      1,025,799
--------------------------------------------------------------------------------
           21,100  News Corp.                                           340,343
--------------------------------------------------------------------------------
            9,549  Pixar(1)                                             503,519
--------------------------------------------------------------------------------
           69,690  Reed Elsevier plc ORD                                665,083
--------------------------------------------------------------------------------
            6,338  Regal Entertainment Group                            126,063
--------------------------------------------------------------------------------
           10,660  Thomson Corp. ORD                                    359,726
--------------------------------------------------------------------------------
          144,460  Time Warner Inc.(1)                                2,513,604
--------------------------------------------------------------------------------
            5,900  Tribune Co.                                          213,462
--------------------------------------------------------------------------------
            7,800  Univision Communications Inc.
                   Cl A(1)                                              207,558
--------------------------------------------------------------------------------
            4,400  Valassis Communications, Inc.(1)                     152,636
--------------------------------------------------------------------------------
           26,595  Viacom, Inc. Cl B                                    911,943
--------------------------------------------------------------------------------
           19,070  Vivendi Universal SA ORD                             580,938
--------------------------------------------------------------------------------
                                                                     10,480,149
--------------------------------------------------------------------------------
METALS & MINING -- 0.5%
--------------------------------------------------------------------------------
           19,600  Alcoa Inc.                                           531,160
--------------------------------------------------------------------------------
           64,190  BHP Billiton Limited ORD                             809,120
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           12,000  Newmont Mining Corporation                      $    446,880
--------------------------------------------------------------------------------
            6,925  Nucor Corp.                                          366,748
--------------------------------------------------------------------------------
            6,369  Phelps Dodge Corp.                                   556,651
--------------------------------------------------------------------------------
            1,388  Quanex Corporation                                    72,023
--------------------------------------------------------------------------------
           22,000  Sumitomo Metal Mining Co.
                   Ltd. ORD                                             141,746
--------------------------------------------------------------------------------
            6,125  United States Steel Corp.                            243,591
--------------------------------------------------------------------------------
                                                                      3,167,919
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.2%
--------------------------------------------------------------------------------
           27,657  AES Corporation (The)(1)                             411,813
--------------------------------------------------------------------------------
            6,981  Constellation Energy Group Inc.                      373,134
--------------------------------------------------------------------------------
           53,910  National Grid Transco plc ORD                        526,737
--------------------------------------------------------------------------------
           10,600  Wisconsin Energy Corp.                               384,780
--------------------------------------------------------------------------------
                                                                      1,696,464
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.6%
--------------------------------------------------------------------------------
            2,482  Dillard's Inc.                                        59,369
--------------------------------------------------------------------------------
           45,000  Dollar General Corp.                                 882,450
--------------------------------------------------------------------------------
           17,000  Family Dollar Stores, Inc.                           436,390
--------------------------------------------------------------------------------
           17,274  Federated Department Stores,
                   Inc.                                               1,165,131
--------------------------------------------------------------------------------
            3,900  J.C. Penney Co. Inc. Holding
                   Company                                              194,064
--------------------------------------------------------------------------------
            6,900  Kohl's Corp.(1)                                      335,961
--------------------------------------------------------------------------------
           20,170  Next plc ORD                                         527,976
--------------------------------------------------------------------------------
            2,750  Pinault-Printemps-Redoute ORD                        272,369
--------------------------------------------------------------------------------
              698  Sears Holdings Corp.(1)                              102,397
--------------------------------------------------------------------------------
            7,100  Target Corporation                                   381,270
--------------------------------------------------------------------------------
                                                                      4,357,377
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
--------------------------------------------------------------------------------
           57,611  Xerox Corp.(1)                                       781,781
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 3.4%
--------------------------------------------------------------------------------
            8,700  Apache Corp.                                         511,212
--------------------------------------------------------------------------------
           54,930  BG Group plc ORD                                     416,132
--------------------------------------------------------------------------------
           17,300  BP plc ADR                                         1,041,460
--------------------------------------------------------------------------------
          182,000  BP plc ORD                                         1,822,926
--------------------------------------------------------------------------------
           53,057  Chevron Corp.                                      2,853,405
--------------------------------------------------------------------------------
           17,017  ConocoPhillips                                     1,835,113
--------------------------------------------------------------------------------
            3,742  EnCana Corp. ORD                                     129,827
--------------------------------------------------------------------------------
           22,460  ENI SpA ORD                                          573,675
--------------------------------------------------------------------------------
          126,714  Exxon Mobil Corp.                                  7,121,327
--------------------------------------------------------------------------------
            2,173  Marathon Oil Corp.                                   105,369
--------------------------------------------------------------------------------
            2,484  Premcor Inc.                                         168,589
--------------------------------------------------------------------------------
           51,900  Royal Dutch Petroleum Co.
                   New York Shares                                    3,040,302
--------------------------------------------------------------------------------
           11,661  Sunoco, Inc.                                       1,196,069
--------------------------------------------------------------------------------
            7,190  Total SA ORD                                       1,587,896
--------------------------------------------------------------------------------
           18,200  Unocal Corp.                                       1,037,218
--------------------------------------------------------------------------------
              297  Valero Energy Corp.                                   20,380
--------------------------------------------------------------------------------
                                                                     23,460,900
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.3%
--------------------------------------------------------------------------------
           22,108  Louisiana-Pacific Corp.                         $    556,679
--------------------------------------------------------------------------------
            7,300  MeadWestvaco Corp.                                   209,364
--------------------------------------------------------------------------------
              743  Potlatch Corp.                                        38,406
--------------------------------------------------------------------------------
           22,476  Weyerhaeuser Co.                                   1,441,836
--------------------------------------------------------------------------------
                                                                      2,246,285
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
            2,721  Alberto-Culver Company Cl B                          120,622
--------------------------------------------------------------------------------
           10,100  Gillette Company                                     532,673
--------------------------------------------------------------------------------
            8,000  Shiseido Co., Ltd. ORD                                96,378
--------------------------------------------------------------------------------
                                                                        749,673
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 2.9%
--------------------------------------------------------------------------------
           23,400  Abbott Laboratories                                1,128,816
--------------------------------------------------------------------------------
           17,400  American Pharmaceutical
                   Partners Inc.(1)                                     764,208
--------------------------------------------------------------------------------
           19,300  Astellas Pharma Inc. ORD                             690,239
--------------------------------------------------------------------------------
           22,070  AstraZeneca plc ORD                                  936,775
--------------------------------------------------------------------------------
           46,400  Bristol-Myers Squibb Co.(3)                        1,176,704
--------------------------------------------------------------------------------
           13,000  Eisai Co. Ltd. ORD                                   440,962
--------------------------------------------------------------------------------
            7,300  Eli Lilly and Company                                425,590
--------------------------------------------------------------------------------
           63,490  GlaxoSmithKline plc ORD                            1,569,605
--------------------------------------------------------------------------------
           66,684  Johnson & Johnson                                  4,474,495
--------------------------------------------------------------------------------
           10,141  King Pharmaceuticals, Inc.(1)                         95,934
--------------------------------------------------------------------------------
            3,953  Kos Pharmaceuticals, Inc.(1)                         228,207
--------------------------------------------------------------------------------
           47,202  Merck & Co., Inc.                                  1,531,233
--------------------------------------------------------------------------------
            1,200  Mylan Laboratories Inc.                               19,800
--------------------------------------------------------------------------------
           37,025  Novartis AG ORD                                    1,807,653
--------------------------------------------------------------------------------
           10,670  Novo Nordisk A/S Cl B ORD                            548,636
--------------------------------------------------------------------------------
           60,265  Pfizer, Inc.                                       1,681,394
--------------------------------------------------------------------------------
            8,677  Roche Holding AG ORD                               1,094,008
--------------------------------------------------------------------------------
            4,290  Sanofi-Aventis ORD                                   386,892
--------------------------------------------------------------------------------
           19,700  Watson Pharmaceuticals, Inc.(1)                      592,182
--------------------------------------------------------------------------------
           14,300  Wyeth                                                620,191
--------------------------------------------------------------------------------
                                                                     20,213,524
--------------------------------------------------------------------------------
REAL ESTATE -- 0.2%
--------------------------------------------------------------------------------
            5,900  Equity Office Properties Trust                       191,691
--------------------------------------------------------------------------------
            5,200  General Growth Properties, Inc.                      202,436
--------------------------------------------------------------------------------
              871  Jones Lang LaSalle Inc.(1)                            36,939
--------------------------------------------------------------------------------
            3,300  Public Storage Inc.                                  198,429
--------------------------------------------------------------------------------
            3,100  Simon Property Group, Inc.                           213,032
--------------------------------------------------------------------------------
            7,730  Taubman Centers Inc.                                 245,350
--------------------------------------------------------------------------------
            3,772  Trizec Properties Inc.                                73,592
--------------------------------------------------------------------------------
            2,600  Vornado Realty Trust                                 204,620
--------------------------------------------------------------------------------
                                                                      1,366,089
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.2%
--------------------------------------------------------------------------------
              155  Burlington Northern Santa Fe
                   Corp.                                                  7,660
--------------------------------------------------------------------------------
              110  East Japan Railway Company
                   ORD                                                  546,502
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           15,985  Union Pacific Corp.                             $  1,070,356
--------------------------------------------------------------------------------
                                                                      1,624,518
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 0.9%
--------------------------------------------------------------------------------
            4,900  Altera Corp.(1)                                      108,731
--------------------------------------------------------------------------------
           36,300  Applied Materials, Inc.                              595,683
--------------------------------------------------------------------------------
           10,700  Broadcom Corp.(1)                                    379,743
--------------------------------------------------------------------------------
          140,097  Intel Corp.                                        3,772,812
--------------------------------------------------------------------------------
            8,900  Linear Technology Corp.                              333,483
--------------------------------------------------------------------------------
           16,988  Microsemi Corporation(1)                             350,462
--------------------------------------------------------------------------------
           14,900  National Semiconductor Corp.                         299,788
--------------------------------------------------------------------------------
            7,400  NVIDIA Corp.(1)                                      201,206
--------------------------------------------------------------------------------
            4,456  OmniVision Technologies, Inc.(1)                      70,494
--------------------------------------------------------------------------------
            8,900  Photronics Inc.(1)                                   204,967
--------------------------------------------------------------------------------
            8,131  Trident Microsystems, Inc.(1)                        172,215
--------------------------------------------------------------------------------
                                                                      6,489,584
--------------------------------------------------------------------------------
SOFTWARE -- 1.0%
--------------------------------------------------------------------------------
            7,761  Autodesk, Inc.                                       307,180
--------------------------------------------------------------------------------
           11,900  Citrix Systems, Inc.(1)                              299,404
--------------------------------------------------------------------------------
            1,400  Electronic Arts Inc.(1)                               73,556
--------------------------------------------------------------------------------
            8,714  Internet Security Systems(1)                         193,451
--------------------------------------------------------------------------------
            4,391  Intuit Inc.(1)                                       189,779
--------------------------------------------------------------------------------
           18,426  McAfee Inc.(1)                                       528,458
--------------------------------------------------------------------------------
            4,600  Micros Systems, Inc.(1)                              206,908
--------------------------------------------------------------------------------
          123,155  Microsoft Corporation                              3,177,399
--------------------------------------------------------------------------------
           28,461  Oracle Corp.(1)                                      364,870
--------------------------------------------------------------------------------
           33,650  Parametric Technology Corp.(1)                       202,573
--------------------------------------------------------------------------------
           21,600  Reynolds & Reynolds Co. Cl A                         589,464
--------------------------------------------------------------------------------
            3,507  Symantec Corp.(1)                                     79,293
--------------------------------------------------------------------------------
           33,000  Synopsys, Inc.(1)                                    596,310
--------------------------------------------------------------------------------
                                                                      6,808,645
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.2%
--------------------------------------------------------------------------------
            7,100  Abercrombie & Fitch Co.                              407,043
--------------------------------------------------------------------------------
            9,035  Advance Auto Parts, Inc.(1)                          535,504
--------------------------------------------------------------------------------
           14,738  American Eagle Outfitters, Inc.                      417,085
--------------------------------------------------------------------------------
            7,800  AnnTaylor Stores Corporation(1)                      200,928
--------------------------------------------------------------------------------
            2,931  Barnes & Noble Inc.(1)                               110,938
--------------------------------------------------------------------------------
            5,900  Bebe Stores Inc.                                     227,209
--------------------------------------------------------------------------------
            2,263  Children's Place Retail Stores,
                   Inc. (The)(1)                                        105,705
--------------------------------------------------------------------------------
           39,300  Gap, Inc. (The)                                      825,300
--------------------------------------------------------------------------------
            5,700  Hibbett Sporting Goods Inc.(1)                       200,184
--------------------------------------------------------------------------------
           34,344  Home Depot, Inc.                                   1,351,437
--------------------------------------------------------------------------------
           12,100  Men's Wearhouse, Inc. (The)(1)                       621,577
--------------------------------------------------------------------------------
           34,268  Michaels Stores, Inc.                              1,443,026
--------------------------------------------------------------------------------
            3,600  O'Reilly Automotive Inc.(1)                          199,980
--------------------------------------------------------------------------------
            9,196  Payless Shoesource, Inc.(1)                          154,769
--------------------------------------------------------------------------------
           15,800  Rent-A-Center Inc.(1)                                373,828
--------------------------------------------------------------------------------
            1,281  Ross Stores, Inc.                                     36,099
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

            7,000  Sherwin-Williams Co.                            $    311,150
--------------------------------------------------------------------------------
            8,300  Urban Outfitters Inc.(1)                             442,722
--------------------------------------------------------------------------------
            1,200  Williams-Sonoma, Inc.(1)                              47,196
--------------------------------------------------------------------------------
           10,700  Yamada Denki Co Ltd. ORD                             583,869
--------------------------------------------------------------------------------
                                                                      8,595,549
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
--------------------------------------------------------------------------------
            1,710  Adidas-Salomon AG ORD                                284,131
--------------------------------------------------------------------------------
           14,320  Compagnie Financiere
                   Richemont AG A Shares ORD                            435,886
--------------------------------------------------------------------------------
           22,100  Jones Apparel Group, Inc.                            705,211
--------------------------------------------------------------------------------
           13,600  Liz Claiborne, Inc.                                  510,680
--------------------------------------------------------------------------------
            3,000  NIKE, Inc. Cl B                                      246,600
--------------------------------------------------------------------------------
           10,400  Reebok International Ltd.                            423,384
--------------------------------------------------------------------------------
            9,500  VF Corp.                                             536,085
--------------------------------------------------------------------------------
                                                                      3,141,977
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.4%
--------------------------------------------------------------------------------
              127  Corus Bankshares Inc.                                  6,518
--------------------------------------------------------------------------------
           32,394  Countrywide Financial
                   Corporation                                        1,204,085
--------------------------------------------------------------------------------
            4,580  Downey Financial Corp.                               343,592
--------------------------------------------------------------------------------
            9,900  Fannie Mae                                           586,476
--------------------------------------------------------------------------------
           58,700  Freddie Mac                                        3,817,847
--------------------------------------------------------------------------------
           17,039  Golden West Financial Corp.                        1,066,982
--------------------------------------------------------------------------------
           18,000  MGIC Investment Corp.                              1,104,120
--------------------------------------------------------------------------------
           36,753  Washington Mutual, Inc.                            1,517,899
--------------------------------------------------------------------------------
                                                                      9,647,519
--------------------------------------------------------------------------------
TOBACCO -- 0.2%
--------------------------------------------------------------------------------
           18,300  Altria Group Inc.                                  1,228,662
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
            8,000  Grainger (W.W.), Inc.                                435,120
--------------------------------------------------------------------------------
           18,070  Wolseley plc ORD                                     370,193
--------------------------------------------------------------------------------
                                                                        805,313
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE -- 0.2%
--------------------------------------------------------------------------------
           52,770  BAA plc ORD                                          597,135
--------------------------------------------------------------------------------
           27,484  Cintra Concesiones de
                   Infraestructuras de Transporte
                   SA ORD                                               299,600
--------------------------------------------------------------------------------
          208,620  Macquarie Infrastructure Group
                   ORD                                                  613,275
--------------------------------------------------------------------------------
                                                                      1,510,010
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
--------------------------------------------------------------------------------
               70  KDDI Corp. ORD                                       321,320
--------------------------------------------------------------------------------
            5,554  Nextel Communications, Inc.(1)                       167,620
--------------------------------------------------------------------------------
           15,910  NII Holdings, Inc.(1)                                948,236
--------------------------------------------------------------------------------
          512,080  Vodafone Group plc ORD                             1,291,567
--------------------------------------------------------------------------------
                                                                      2,728,743
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $273,904,630)                                                 317,162,244
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS(2)

CONTRACTS
--------------------------------------------------------------------------------
              222  Bristol-Myers Squibb Co., strike
                   at $22.50, expires 6/18/05
(Cost $39,009)                                                     $      1,665
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(4) -- 14.5%

      $11,000,000  FHLMC, 5.00%, settlement
                   date 6/16/05(5)                                   11,127,182
--------------------------------------------------------------------------------
           31,605  FHLMC, 6.50%, 12/1/12                                 32,925
--------------------------------------------------------------------------------
          158,486  FHLMC, 7.00%, 6/1/14                                 166,329
--------------------------------------------------------------------------------
          161,113  FHLMC, 6.50%, 6/1/16                                 167,858
--------------------------------------------------------------------------------
        3,601,230  FHLMC, 4.50%, 1/1/19                               3,591,903
--------------------------------------------------------------------------------
           36,119  FHLMC, 8.00%, 7/1/30                                  38,997
--------------------------------------------------------------------------------
          165,935  FHLMC, 6.50%, 5/1/31                                 172,563
--------------------------------------------------------------------------------
        1,271,060  FHLMC, 5.50%, 12/1/33                              1,291,572
--------------------------------------------------------------------------------
       13,462,300  FNMA, 6.00%, settlement
                   date 6/13/05(5)                                   13,836,714
--------------------------------------------------------------------------------
        1,900,000  FNMA, 4.50%, settlement
                   date 6/16/05(5)                                    1,891,688
--------------------------------------------------------------------------------
        4,600,000  FNMA, 5.00%, settlement
                   date 6/16/05(5)                                    4,653,185
--------------------------------------------------------------------------------
       11,480,000  FNMA, 5.50%, settlement
                   date 6/16/05(5)                                   11,788,525
--------------------------------------------------------------------------------
        6,550,000  FNMA, 5.00%, settlement
                   date 7/14/05(5)                                    6,527,481
--------------------------------------------------------------------------------
        8,708,500  FNMA, 5.50%, settlement
                   date 7/14/05(5)                                    8,811,913
--------------------------------------------------------------------------------
       15,000,000  FNMA, 6.50%, settlement
                   date 7/14/05(5)                                   15,567,180
--------------------------------------------------------------------------------
            1,891  FNMA, 6.50%, 4/1/11                                    1,973
--------------------------------------------------------------------------------
           24,028  FNMA, 6.50%, 5/1/11                                   25,074
--------------------------------------------------------------------------------
           56,025  FNMA, 6.50%, 5/1/11                                   58,464
--------------------------------------------------------------------------------
           13,760  FNMA, 6.50%, 5/1/11                                   14,359
--------------------------------------------------------------------------------
           11,620  FNMA, 6.50%, 2/1/12                                   12,127
--------------------------------------------------------------------------------
           19,964  FNMA, 6.50%, 4/1/12                                   20,834
--------------------------------------------------------------------------------
           44,386  FNMA, 6.50%, 5/1/12                                   46,321
--------------------------------------------------------------------------------
          132,888  FNMA, 6.00%, 4/1/14                                  137,850
--------------------------------------------------------------------------------
           35,959  FNMA, 7.50%, 6/1/15                                   38,130
--------------------------------------------------------------------------------
        1,981,667  FNMA, 4.50%, 5/1/19                                1,974,733
--------------------------------------------------------------------------------
            3,716  FNMA, 7.00%, 6/1/26                                    3,938
--------------------------------------------------------------------------------
           23,193  FNMA, 7.50%, 3/1/27                                   24,910
--------------------------------------------------------------------------------
           81,913  FNMA, 6.50%, 6/1/29                                   85,328
--------------------------------------------------------------------------------
           29,213  FNMA, 7.00%, 7/1/29                                   30,890
--------------------------------------------------------------------------------
          163,561  FNMA, 7.00%, 7/1/29                                  173,066
--------------------------------------------------------------------------------
           94,236  FNMA, 7.00%, 3/1/30                                   99,618
--------------------------------------------------------------------------------
            9,924  FNMA, 7.00%, 5/1/30                                   10,486
--------------------------------------------------------------------------------
          108,163  FNMA, 7.50%, 8/1/30                                  115,839
--------------------------------------------------------------------------------
           50,330  FNMA, 7.50%, 9/1/30                                   53,901
--------------------------------------------------------------------------------
          323,855  FNMA, 6.50%, 9/1/31                                  337,169
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   150,580  FNMA, 7.00%, 9/1/31                             $    159,055
--------------------------------------------------------------------------------
          140,070  FNMA, 6.50%, 1/1/32                                  145,818
--------------------------------------------------------------------------------
          959,877  FNMA, 7.00%, 6/1/32                                1,013,646
--------------------------------------------------------------------------------
        2,385,374  FNMA, 5.50%, 6/1/33                                2,421,371
--------------------------------------------------------------------------------
        4,902,503  FNMA, 5.50%, 8/1/33                                4,976,486
--------------------------------------------------------------------------------
        1,120,113  FNMA, 5.50%, 9/1/33                                1,137,016
--------------------------------------------------------------------------------
        6,296,815  FNMA, 5.50%, 1/1/34                                6,391,840
--------------------------------------------------------------------------------
           20,222  GNMA, 7.00%, 1/15/24                                  21,528
--------------------------------------------------------------------------------
           18,608  GNMA, 8.00%, 7/15/24                                  20,154
--------------------------------------------------------------------------------
           18,473  GNMA, 8.00%, 9/15/24                                  20,007
--------------------------------------------------------------------------------
            7,573  GNMA, 9.00%, 4/20/25                                   8,340
--------------------------------------------------------------------------------
           88,113  GNMA, 7.00%, 9/15/25                                  93,767
--------------------------------------------------------------------------------
           12,292  GNMA, 7.50%, 10/15/25                                 13,227
--------------------------------------------------------------------------------
           26,082  GNMA, 7.50%, 2/15/26                                  28,042
--------------------------------------------------------------------------------
            9,585  GNMA, 6.00%, 4/15/26                                   9,937
--------------------------------------------------------------------------------
           23,917  GNMA, 7.50%, 5/15/26                                  25,714
--------------------------------------------------------------------------------
           12,303  GNMA, 8.00%, 5/15/26                                  13,325
--------------------------------------------------------------------------------
          152,112  GNMA, 8.25%, 7/15/26                                 165,554
--------------------------------------------------------------------------------
            3,579  GNMA, 9.00%, 8/20/26                                   3,944
--------------------------------------------------------------------------------
           81,949  GNMA, 7.00%, 12/15/27                                 87,033
--------------------------------------------------------------------------------
           40,669  GNMA, 6.50%, 2/15/28                                  42,710
--------------------------------------------------------------------------------
           42,124  GNMA, 6.50%, 2/15/28                                  44,238
--------------------------------------------------------------------------------
           10,838  GNMA, 6.50%, 2/15/28                                  11,382
--------------------------------------------------------------------------------
           14,014  GNMA, 6.50%, 3/15/28                                  14,718
--------------------------------------------------------------------------------
           15,813  GNMA, 6.50%, 3/15/28                                  16,606
--------------------------------------------------------------------------------
           26,677  GNMA, 6.50%, 3/15/28                                  28,016
--------------------------------------------------------------------------------
            6,566  GNMA, 6.50%, 4/15/28                                   6,895
--------------------------------------------------------------------------------
           22,916  GNMA, 6.00%, 5/15/28                                  23,747
--------------------------------------------------------------------------------
           73,306  GNMA, 6.00%, 7/15/28                                  75,965
--------------------------------------------------------------------------------
           75,037  GNMA, 6.00%, 10/15/28                                 77,759
--------------------------------------------------------------------------------
           85,300  GNMA, 7.00%, 5/15/31                                  90,441
--------------------------------------------------------------------------------
          964,281  GNMA, 5.50%, 11/15/32                                986,279
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $100,464,316)                                                 101,105,585
--------------------------------------------------------------------------------
CORPORATE BONDS -- 8.9%

AEROSPACE & DEFENSE -- 0.2%
--------------------------------------------------------------------------------
          980,000  United Technologies Corp.,
                   4.375%, 5/1/10                                       986,422
--------------------------------------------------------------------------------
          490,000  United Technologies Corp.,
                   5.40%, 5/1/35                                        505,959
--------------------------------------------------------------------------------
                                                                      1,492,381
--------------------------------------------------------------------------------
BEVERAGES -- 0.1%
--------------------------------------------------------------------------------
          320,000  Diageo Capital plc, 4.375%,
                   5/3/10                                               320,733
--------------------------------------------------------------------------------
          700,000  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 8/6/03-
                   1/6/04, Cost $699,564)(6)                            696,514
--------------------------------------------------------------------------------
                                                                      1,017,247
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.6%
--------------------------------------------------------------------------------
      $   800,000  Credit Suisse First Boston USA
                   Inc., VRN, 3.33%, 6/19/05,
                   resets quarterly off the
                   3-month LIBOR plus 0.28%
                   with no caps                                    $    802,554
--------------------------------------------------------------------------------
        1,400,000  Goldman Sachs Group, Inc.,
                   5.25%, 10/15/13                                    1,442,543
--------------------------------------------------------------------------------
          900,000  Merrill Lynch & Co., Inc.,
                   2.07%, 6/12/06                                       883,029
--------------------------------------------------------------------------------
          600,000  Merrill Lynch & Co., Inc.,
                   4.25%, 2/8/10                                        597,325
--------------------------------------------------------------------------------
          300,000  Morgan Stanley, 4.00%,
                   1/15/10                                              294,120
--------------------------------------------------------------------------------
          350,000  Morgan Stanley, 4.25%,
                   5/15/10                                              347,545
--------------------------------------------------------------------------------
                                                                      4,367,116
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.9%
--------------------------------------------------------------------------------
          340,000  AmSouth Bancorp., 5.20%,
                   4/1/15                                               352,689
--------------------------------------------------------------------------------
        1,600,000  Bank of America Corp.,
                   4.375%, 12/1/10                                    1,606,159
--------------------------------------------------------------------------------
          900,000  SouthTrust Corp., 5.80%,
                   6/15/14                                              964,846
--------------------------------------------------------------------------------
          780,000  Wachovia Bank N.A., 4.80%,
                   11/1/14                                              788,259
--------------------------------------------------------------------------------
        1,200,000  Wachovia Bank N.A., 4.875%,
                   2/1/15                                             1,219,652
--------------------------------------------------------------------------------
        1,000,000  Wells Fargo & Co., 4.20%,
                   1/15/10                                              997,010
--------------------------------------------------------------------------------
          550,000  Wells Fargo Bank N.A., 4.75%,
                   2/9/15                                               554,485
--------------------------------------------------------------------------------
                                                                      6,483,100
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.2%
--------------------------------------------------------------------------------
          480,000  R.R. Donnelley & Sons
                   Company, 4.95%, 5/15/10
                   (Acquired 5/18/05-5/19/05,
                   Cost $478,856)(6)                                    480,520
--------------------------------------------------------------------------------
          350,000  R.R. Donnelley & Sons
                   Company, 3.75%, 4/1/09                               338,713
--------------------------------------------------------------------------------
          630,000  Waste Management, Inc.,
                   7.00%, 7/15/28                                       723,323
--------------------------------------------------------------------------------
                                                                      1,542,556
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.2%
--------------------------------------------------------------------------------
          500,000  American Express Centurion
                   Bank, 4.375%, 7/30/09                                503,261
--------------------------------------------------------------------------------
          770,000  Capital One Financial Corp.,
                   4.80%, 2/21/12                                       759,973
--------------------------------------------------------------------------------
                                                                      1,263,234
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.3%
--------------------------------------------------------------------------------
        1,617,000  Morgan Stanley TRACERS(SM),
                   7.71%, 3/1/32 (Acquired
                   3/15/02-8/28/02, Cost
                   $1,714,489)(6)                                     1,966,474
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.6%
--------------------------------------------------------------------------------
      $   700,000  American General Finance
                   Corp., Series 2002 H, 4.50%,
                   11/15/07                                        $    703,087
--------------------------------------------------------------------------------
          680,000  CIT Group Inc., 4.25%, 2/1/10                        673,851
--------------------------------------------------------------------------------
          660,000  CIT Group Inc., 5.125%,
                   9/30/14                                              669,235
--------------------------------------------------------------------------------
        3,224,000  Citigroup Inc., 5.00%, 9/15/14                     3,293,109
--------------------------------------------------------------------------------
        1,500,000  Ford Motor Credit Co., 7.375%,
                   10/28/09                                           1,452,305
--------------------------------------------------------------------------------
          600,000  Ford Motor Credit Co., 7.25%,
                   10/25/11                                             567,592
--------------------------------------------------------------------------------
          570,000  General Electric Capital Corp.,
                   4.25%, 12/1/10                                       568,053
--------------------------------------------------------------------------------
          650,000  General Motors Acceptance
                   Corp., 6.125%, 8/28/07                               636,040
--------------------------------------------------------------------------------
        1,000,000  HSBC Finance Corp., 4.125%,
                   11/16/09                                             987,964
--------------------------------------------------------------------------------
          495,000  HSBC Finance Corp., 4.75%,
                   4/15/10                                              500,937
--------------------------------------------------------------------------------
          800,000  J.P. Morgan Chase & Co.,
                   6.75%, 2/1/11                                        887,530
--------------------------------------------------------------------------------
                                                                     10,939,703
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
--------------------------------------------------------------------------------
          620,000  BellSouth Corp., 5.20%,
                   12/15/16                                             631,792
--------------------------------------------------------------------------------
          725,000  British Telecommunications plc,
                   7.00%, 5/23/07                                       762,829
--------------------------------------------------------------------------------
          940,000  Deutsche Telekom International
                   Finance BV, 8.50%, 6/15/10                         1,096,693
--------------------------------------------------------------------------------
          300,000  Deutsche Telekom International
                   Finance BV, 5.25%, 7/22/13                           310,191
--------------------------------------------------------------------------------
          250,000  France Telecom, 8.00%, 3/1/11                        291,167
--------------------------------------------------------------------------------
          570,000  Sprint Capital Corp., 8.375%,
                   3/15/12                                              684,499
--------------------------------------------------------------------------------
          310,000  Sprint Capital Corp., 8.75%,
                   3/15/32                                              427,508
--------------------------------------------------------------------------------
          450,000  Verizon Virginia Inc., 4.625%,
                   3/15/13                                              439,453
--------------------------------------------------------------------------------
                                                                      4,644,132
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.8%
--------------------------------------------------------------------------------
          500,000  Carolina Power & Light Co.,
                   5.15%, 4/1/15                                        516,281
--------------------------------------------------------------------------------
          950,000  CenterPoint Energy Resources
                   Corp., 6.50%, 2/1/08                                 997,736
--------------------------------------------------------------------------------
          930,000  FirstEnergy Corp., 6.45%,
                   11/15/11                                           1,012,562
--------------------------------------------------------------------------------
          490,000  Florida Power Corp., 4.50%,
                   6/1/10                                               492,655
--------------------------------------------------------------------------------
          800,000  Pacific Gas & Electric Co.,
                   6.05%, 3/1/34                                        882,651
--------------------------------------------------------------------------------
          600,000  Tampa Electric Co., 6.375%,
                   8/15/12                                              659,546
--------------------------------------------------------------------------------
          700,000  Virginia Electric and Power Co.,
                   5.25%, 12/15/15                                      718,162
--------------------------------------------------------------------------------
                                                                      5,279,593
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.2%
--------------------------------------------------------------------------------
      $   480,000  CVS Corp., 4.00%, 9/15/09                       $    475,043
--------------------------------------------------------------------------------
          900,000  Safeway Inc., 6.50%, 3/1/11                          969,157
--------------------------------------------------------------------------------
                                                                      1,444,200
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
        1,000,000  Cadbury Schweppes US
                   Finance LLC, 5.125%, 10/1/13
                   (Acquired 9/22/03-10/8/03,
                   Cost $994,540)(6)                                  1,019,619
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
          750,000  Beckman Coulter Inc., 7.45%,
                   3/4/08                                               811,055
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
--------------------------------------------------------------------------------
        1,200,000  Yum! Brands Inc., 8.875%,
                   4/15/11                                            1,454,093
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.2%
--------------------------------------------------------------------------------
        1,490,000  General Electric Co., 5.00%,
                   2/1/13                                             1,534,308
--------------------------------------------------------------------------------
INSURANCE -- 0.5%
--------------------------------------------------------------------------------
          490,000  Allstate Corp. (The), 5.55%,
                   5/9/35                                               507,276
--------------------------------------------------------------------------------
        1,050,000  Allstate Financial Global
                   Funding, 4.25%, 9/10/08
                   (Acquired 9/3/03, Cost
                   $1,047,942)(6)                                     1,048,971
--------------------------------------------------------------------------------
          310,000  American International Group,
                   Inc., 4.25%, 5/15/13                                 298,702
--------------------------------------------------------------------------------
          750,000  Genworth Financial Inc.,
                   5.75%, 6/15/14                                       804,018
--------------------------------------------------------------------------------
          650,000  Monumental Global Funding II,
                   3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $649,987)(6)                            648,677
--------------------------------------------------------------------------------
                                                                      3,307,644
--------------------------------------------------------------------------------
MEDIA -- 0.8%
--------------------------------------------------------------------------------
           79,000  Comcast Cable Communications
                   Holdings Inc., 8.375%, 3/15/13                        96,918
--------------------------------------------------------------------------------
        1,400,000  Comcast Corp., 5.50%, 3/15/11                      1,463,386
--------------------------------------------------------------------------------
          600,000  Continental Cablevision, 8.30%,
                   5/15/06                                              623,664
--------------------------------------------------------------------------------
        1,210,000  Cox Communications Inc.,
                   4.625%, 1/15/10                                    1,203,958
--------------------------------------------------------------------------------
          300,000  News America Holdings, 7.75%,
                   1/20/24                                              357,134
--------------------------------------------------------------------------------
        1,700,000  Walt Disney Company, 5.50%,
                   12/29/06                                           1,731,428
--------------------------------------------------------------------------------
                                                                      5,476,488
--------------------------------------------------------------------------------
METALS & MINING -- 0.1%
--------------------------------------------------------------------------------
          160,000  Alcan Inc., 5.00%, 6/1/15                            160,562
--------------------------------------------------------------------------------
          600,000  Alcan Inc., 4.50%, 5/15/13                           588,334
--------------------------------------------------------------------------------
                                                                        748,896
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.1%
--------------------------------------------------------------------------------
          600,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                      596,971
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.2%
--------------------------------------------------------------------------------
      $   300,000  May Department Stores Co.,
                   3.95%, 7/15/07                                  $    297,652
--------------------------------------------------------------------------------
          800,000  May Department Stores Co.,
                   4.80%, 7/15/09                                       808,629
--------------------------------------------------------------------------------
                                                                      1,106,281
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 0.5%
--------------------------------------------------------------------------------
          400,000  Anadarko Petroleum Corp.,
                   7.95%, 4/15/29                                       521,299
--------------------------------------------------------------------------------
          750,000  Devon Energy Corp., 2.75%,
                   8/1/06                                               737,551
--------------------------------------------------------------------------------
          960,000  Enterprise Products Operating
                   L.P., 4.625%, 10/15/09                               954,332
--------------------------------------------------------------------------------
          620,000  Nexen Inc., 5.875%, 3/10/35                          614,166
--------------------------------------------------------------------------------
          620,000  XTO Energy Inc., 5.30%,
                   6/30/15                                              625,373
--------------------------------------------------------------------------------
                                                                      3,452,721
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 0.1%
--------------------------------------------------------------------------------
          350,000  Schering-Plough Corp., 5.30%,
                   12/1/13                                              369,860
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.2%
--------------------------------------------------------------------------------
          850,000  Canadian National Railway Co.,
                   6.25%, 8/1/34                                        967,479
--------------------------------------------------------------------------------
           23,000  Norfolk Southern Corp., 7.80%,
                   5/15/27                                               30,138
--------------------------------------------------------------------------------
          577,000  Norfolk Southern Corp., 5.64%,
                   5/17/29                                              595,097
--------------------------------------------------------------------------------
                                                                      1,592,714
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $60,805,345)                                                   61,910,386
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(4) -- 7.7%

          145,405  ABSC Non-Improvement Trust,
                   Series 2004 HE5, Class A1,
                   5.00%, 8/27/34 (Acquired
                   6/22/04, Cost $145,016)(6)                           144,639
--------------------------------------------------------------------------------
        2,150,371  Accredited Mortgage Loan Trust,
                   Series 2004-4, Class A2A, VRN,
                   3.24%, 6/27/05, resets monthly
                   off the 1-month LIBOR plus
                   0.15% with no caps                                 2,152,582
--------------------------------------------------------------------------------
           13,928  AQ Finance Non-Improvement
                   Trust, Series 2003 N11A,
                   7.14%, 11/25/33 (Acquired
                   9/18/03, Cost $13,928)(6)                             13,899
--------------------------------------------------------------------------------
          111,533  AQ Finance Non-Improvement
                   Trust, Series 2004 RN4, Class A,
                   4.60%, 7/25/34 (Acquired
                   6/9/04, Cost $111,448)(6)                            111,124
--------------------------------------------------------------------------------
          100,839  AQ Finance Non-Improvement
                   Trust, Series 2004 RN5, Class A,
                   5.19%, 6/29/34 (Acquired
                   6/24/04, Cost $100,839)(6)                           100,457
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $    36,370  Argent Non-Improvement Trust,
                   Series 2004 WN2, Class A,
                   4.55%, 4/25/34 (Acquired
                   3/4/04, Cost $36,368)(6)                        $     36,380
--------------------------------------------------------------------------------
           92,627  Argent Non-Improvement Trust,
                   Series 2004 WN8, Class A,
                   4.70%, 7/25/34 (Acquired
                   6/18/04, Cost $92,541)(6)                             92,349
--------------------------------------------------------------------------------
           97,323  Argent Non-Improvement Trust,
                   Series 2004 WN9, Class A,
                   5.19%, 10/25/34 (Acquired
                   9/9/04, Cost $97,320)(6)                              97,031
--------------------------------------------------------------------------------
          143,660  Argent Non-Improvement Trust,
                   Series 2004 WN10, Class A,
                   4.21%, 11/25/34 (Acquired
                   10/19/04, Cost $143,660)(6)                          143,532
--------------------------------------------------------------------------------
            7,858  Asset Backed Funding Corp.
                   Non-Improvement Trust, Series
                   2003-1, Class N1, 6.90%,
                   7/26/33                                                7,853
--------------------------------------------------------------------------------
           89,846  Asset Backed Funding Corp.
                   Non-Improvement Trust, Series
                   2004 OPT4, Class N1, 4.45%,
                   5/26/34                                               89,402
--------------------------------------------------------------------------------
        4,000,000  Capital One Prime Auto
                   Receivables Trust, Series
                   2004-2, Class A4, VRN, 3.15%,
                   6/15/05, resets monthly off the
                   1-month LIBOR plus 0.06%
                   with no caps(7)                                    4,006,712
--------------------------------------------------------------------------------
          705,927  Centex Home Equity, Series
                   2004 C, Class AF1, VRN,
                   2.82%, 6/1/05                                        702,438
--------------------------------------------------------------------------------
        3,800,000  CNH Equipment Trust, Series
                   2004 A, Class A3A, VRN, 3.16%,
                   6/15/05, resets monthly off the
                   1-month LIBOR plus 0.07% and
                   no caps(7)                                         3,804,507
--------------------------------------------------------------------------------
          767,652  Countrywide Asset-Backed
                   Certificates, Series 2004-11,
                   Class A1, VRN, 3.28%, 6/27/05,
                   resets monthly off the 1-month
                   LIBOR plus 0.19% with no caps                        768,381
--------------------------------------------------------------------------------
          109,527  Countrywide Asset-Backed
                   Certificates, Series 2004-11N,
                   Class N, 5.25%, 4/25/36
                   (Acquired 10/27/04, Cost
                   $109,468)(6)                                         109,149
--------------------------------------------------------------------------------
        3,172,967  Countrywide Asset-Backed
                   Certificates, Series 2004-13,
                   Class AV1, VRN, 3.23%,
                   6/27/05, resets monthly off the
                   1-month LIBOR plus 0.14%
                   with no caps(7)                                    3,175,569
--------------------------------------------------------------------------------
          114,613  Countrywide Asset-Backed
                   Certificates, Series 2004-5N,
                   Class N1, 5.50%, 10/25/35                            114,319
--------------------------------------------------------------------------------
        1,154,699  Countrywide Partnership Trust,
                   Series 2004 EC1, Class 2A1,
                   VRN, 3.26%, 6/25/05, resets
                   monthly off the 1-month LIBOR
                   plus 0.17% with no caps                            1,155,600
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   957,131  Equifirst Mortgage Loan Trust,
                   Series 2004-3, Class A1, VRN,
                   3.18%, 6/27/05, resets monthly
                   off the 1-month LIBOR plus
                   0.16% with no caps                              $    957,895
--------------------------------------------------------------------------------
          103,240  Finance America
                   Non-Improvement Trust,
                   Series 2004-1, Class A, 5.25%,
                   6/27/34                                              102,776
--------------------------------------------------------------------------------
        2,783,426  First Franklin Mortgage Loan
                   Asset Backed Certificates,
                   Series 2004 FF11, Class 2A1,
                   VRN, 3.24%, 6/27/05, resets
                   monthly off the 1-month LIBOR
                   plus 0.15% with no caps                            2,784,968
--------------------------------------------------------------------------------
        2,193,471  First Franklin Mortgage Loan
                   Asset Backed Certificates,
                   Series 2005 FF4, Class 2A1,
                   VRN, 3.17%, 6/25/05, resets
                   monthly off the 1-month LIBOR
                   plus 0.08% with no caps                            2,194,980
--------------------------------------------------------------------------------
           63,403  First Franklin Non-Improvement
                   Trust, Series 2004 FF1,
                   Class N1, 4.50%, 9/25/05                              63,282
--------------------------------------------------------------------------------
          450,000  Ford Credit Auto Owner Trust,
                   Series 2002 A, Class B, 4.79%,
                   11/15/06                                             450,999
--------------------------------------------------------------------------------
        8,550,000  Ford Credit Floorplan Master
                   Owner Trust, Series 2004-1,
                   Class A, VRN, 3.13%, 6/15/05,
                   resets monthly off the 1-month
                   LIBOR plus 0.04% with
                   no caps(7)                                         8,562,304
--------------------------------------------------------------------------------
           79,775  Fremont Non-Improvement
                   Trust, Series 2004 B, 4.70%,
                   5/25/34 (Acquired 5/20/04,
                   Cost $79,775)(6)                                      79,524
--------------------------------------------------------------------------------
        3,278,072  GE Corporate Aircraft Financing
                   LLC, Series 2004-1A, Class A1,
                   VRN, 3.18%, 6/25/05, resets
                   monthly off the 1-month LIBOR
                   plus 0.09% with no caps
                   (Acquired 10/5/04, Cost
                   $3,278,072)(6)(7)                                  3,276,023
--------------------------------------------------------------------------------
          148,967  GSAMP Non-Improvement
                   Trust, Series 2004, Class N1,
                   5.50%, 9/25/34 (Acquired
                   9/20/04, Cost $149,033)(6)                           148,922
--------------------------------------------------------------------------------
          127,983  Long Beach Asset Holdings
                   Corp., Series 2004-5, Class C
                   and P, 5.00%, 9/25/34
                   (Acquired 9/15/04, Cost
                   $128,261)(6)                                         127,538
--------------------------------------------------------------------------------
          448,258  Long Beach Asset Holdings
                   Corp., Series 2005-1, Class N1,
                   4.12%, 2/25/35 (Acquired
                   1/19/05, Cost $448,258)(6)                           448,258
--------------------------------------------------------------------------------
           30,805  MASTR Non-Improvement Trust,
                   Series 2004 CI3, Class N1,
                   4.45%, 2/26/34 (Acquired
                   5/18/04, Cost $30,804)(6)                             30,711
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $    30,086  Merrill Lynch Mortgage
                   Investors Inc., Series 2003
                   OP1N, Class N1, 7.25%,
                   7/25/34                                         $     30,055
--------------------------------------------------------------------------------
            3,512  Morgan Stanley ABS Capital I,
                   Series 2004 NC2N, Class X and
                   P, 6.25%, 12/25/33 (Acquired
                   3/16/04, Cost $3,530)(6)                               3,512
--------------------------------------------------------------------------------
          596,330  NovaStar Home Equity Loan,
                   Series 2004-4, Class A2A, VRN,
                   3.28%, 6/25/05, resets monthly
                   off the 1-month LIBOR plus
                   0.19% with a cap of 11.00%                           596,772
--------------------------------------------------------------------------------
        3,257,816  NovaStar Home Equity Loan,
                   Series 2005-1, Class A2A, VRN,
                   3.21%, 6/27/05, resets monthly
                   off the 1-month LIBOR plus
                   0.12% with a cap of 11.00%(7)                      3,260,331
--------------------------------------------------------------------------------
          133,410  NovaStar Non-Improvement
                   Trust, Series 2004 N2, Class X,
                   O and P, 4.46%, 6/26/34
                   (Acquired 7/20/04, Cost
                   $133,410)(6)                                         132,772
--------------------------------------------------------------------------------
        3,650,764  Park Place Securities Inc.,
                   Series 2004 WHQ2, Class A3B,
                   VRN, 3.25%, 6/27/05, resets
                   monthly off the 1-month LIBOR
                   plus 0.16% with no caps(7)                         3,653,604
--------------------------------------------------------------------------------
        1,581,766  Residential Asset Mortgage
                   Products Inc., Series 2004
                   RS10, Class AII1, VRN, 3.26%,
                   6/27/05, resets monthly off the
                   1-month LIBOR plus 0.17%
                   with a cap of 14.00%                               1,583,114
--------------------------------------------------------------------------------
          340,000  Residential Asset Securities
                   Corp., Series 2004 KS2,
                   Class MI1, 4.71%, 3/25/34                            337,726
--------------------------------------------------------------------------------
        3,502,103  Residential Asset Securities
                   Corp., Series 2004 KS7,
                   Class A2B1, VRN, 3.23%,
                   6/27/05, resets monthly off the
                   1-month LIBOR plus 0.14%
                   with no caps(7)                                    3,504,950
--------------------------------------------------------------------------------
          128,356  Sail Net Interest Margin Notes,
                   Series 2004 BNCA, Class A,
                   5.00%, 9/27/34 (Acquired
                   8/5/04, Cost $128,167)(6)                            128,588
--------------------------------------------------------------------------------
          177,743  Sail Net Interest Margin Notes,
                   Series 2004-8A, Class A, 5.00%,
                   9/27/34 (Acquired 9/13/04,
                   Cost $178,131)(6)                                    177,004
--------------------------------------------------------------------------------
          130,437  Sharps SP I LLC Net Interest
                   Margin Trust, Series 2004
                   OP1N, Class NA, 5.19%,
                   4/25/34 (Acquired 6/9/04,
                   Cost $130,434)(6)                                    130,478
--------------------------------------------------------------------------------
          225,771  SLM Student Loan Trust, Series
                   2004-8, Class A1, VRN, 3.15%,
                   7/25/05, resets quarterly off
                   the 3-month LIBOR minus
                   0.01% with no caps                                   225,913
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,775,117  SLM Student Loan Trust, Series
                   2005-2, Class A1, VRN, 3.14%,
                   7/25/05, resets quarterly off
                   the 3-month LIBOR minus
                   0.02% with no caps(7)                           $  3,776,163
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $53,562,896)                                                   53,595,085
--------------------------------------------------------------------------------
COMMERCIAL PAPER(8) -- 7.0%

        3,250,000  Alcon Capital Corp., 2.90%,
                   6/7/05 (Acquired 4/19/05,
                   Cost $3,237,433)(6)                                3,248,382
--------------------------------------------------------------------------------
        3,250,000  Alcon Capital Corp., 3.05%,
                   7/11/05 (Acquired 5/12/05,
                   Cost $3,233,479)(6)                                3,238,940
--------------------------------------------------------------------------------
        3,500,000  Allied Irish Banks N.A., 2.92%,
                   6/2/05 (Acquired 4/6/05, Cost
                   $3,484,102)(6)                                     3,499,705
--------------------------------------------------------------------------------
        3,250,000  Amsterdam Funding Corp.,
                   2.99%, 6/3/05 (Acquired
                   4/26/05, Cost $3,239,743)(6)                       3,249,448
--------------------------------------------------------------------------------
        3,250,000  Cedar Springs Capital Co.,
                   3.03%, 6/24/05 (Acquired
                   5/25/05, Cost $3,241,794)(6)                       3,243,698
--------------------------------------------------------------------------------
        3,250,000  Citigroup Global Markets
                   Holdings Inc., 3.01%, 6/16/05                      3,245,951
--------------------------------------------------------------------------------
        3,250,000  Countrywide Financial Corp.,
                   3.11%, 6/13/05                                     3,246,578
--------------------------------------------------------------------------------
        3,250,000  Dexia Delaware LLC, 3.01%,
                   6/8/05                                             3,248,112
--------------------------------------------------------------------------------
        3,250,000  Dexia Delaware LLC, 3.00%,
                   6/23/05                                            3,244,036
--------------------------------------------------------------------------------
        3,250,000  General Electric Capital Corp.,
                   2.96%, 6/10/05                                     3,247,572
--------------------------------------------------------------------------------
        3,250,000  National Australia Funding,
                   3.00%, 6/27/05 (Acquired
                   5/25/05, Cost $3,241,063)(6)                       3,242,928
--------------------------------------------------------------------------------
        3,250,000  Network Rail CP Finance plc,
                   3.01%, 6/27/05 (Acquired
                   5/27/05, Cost $3,241,576)(6)                       3,242,928
--------------------------------------------------------------------------------
        3,250,000  Old Line Funding Corp., 3.07%,
                   7/7/05 (Acquired 5/27/05,
                   Cost $3,238,637)(6)                                3,240,000
--------------------------------------------------------------------------------
        3,250,000  Societe Generale North
                   America, 3.03%, 6/30/05                            3,242,093
--------------------------------------------------------------------------------
        3,250,000  Thunder Bay Funding Inc.,
                   2.88%, 6/6/05 (Acquired
                   3/9/05, Cost $3,226,860)(6)                        3,248,618
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost $48,929,273)                                                   48,928,989
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 6.7%

      $ 6,580,000  FHLB, 4.60%, 4/11/08(7)                         $  6,630,554
--------------------------------------------------------------------------------
        5,900,000  FHLMC, 6.625%, 9/15/09                             6,515,152
--------------------------------------------------------------------------------
        8,800,000  FHLMC, 7.00%, 3/15/10                              9,941,387
--------------------------------------------------------------------------------
        3,000,000  FHLMC, 5.625%, 3/15/11(7)                          3,239,487
--------------------------------------------------------------------------------
        6,500,000  FNMA, 5.25%, 4/15/07(7)                            6,669,416
--------------------------------------------------------------------------------
        1,900,000  FNMA, 6.625%, 10/15/07(7)                          2,021,670
--------------------------------------------------------------------------------
        7,900,000  FNMA, 5.75%, 2/15/08                               8,278,015
--------------------------------------------------------------------------------
        3,000,000  FNMA, 6.125%, 3/15/12(7)                           3,341,520
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $46,416,038)                                                   46,637,201
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 5.5%

        1,400,000  U.S. Treasury Bonds, 8.00%,
                   11/15/21(7)                                        1,999,868
--------------------------------------------------------------------------------
        6,740,000  U.S. Treasury Bonds, 6.25%,
                   8/15/23(7)                                         8,305,999
--------------------------------------------------------------------------------
        3,300,000  U.S. Treasury Bonds, 6.125%,
                   11/15/27(7)                                        4,104,378
--------------------------------------------------------------------------------
          900,000  U.S. Treasury Bonds, 5.50%,
                   8/15/28(7)                                         1,042,242
--------------------------------------------------------------------------------
        5,950,000  U.S. Treasury Bonds, 5.375%,
                   2/15/31(7)                                         6,892,706
--------------------------------------------------------------------------------
        4,554,360  U.S. Treasury Inflation Indexed
                   Notes, 1.625%, 1/15/15(7)                          4,559,342
--------------------------------------------------------------------------------
        1,100,000  U.S. Treasury Notes, 4.75%,
                   5/15/14(7)                                         1,162,821
--------------------------------------------------------------------------------
        6,695,000  U.S. Treasury Notes, 4.25%,
                   8/15/14(7)                                         6,823,933
--------------------------------------------------------------------------------
        3,800,000  U.S. Treasury Notes, 4.125%,
                   5/15/15(7)                                         3,838,004
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $37,109,729)                                                   38,729,293
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(4) -- 5.3%

       17,191,723  Bank of America Commercial
                   Mortgage Inc. STRIPS -
                   COUPON, Series 2004-1,
                   Class XP, VRN, 0.96%, 6/1/05                         466,343
--------------------------------------------------------------------------------
        1,100,000  Bank of America Large Loan,
                   Series 2005 BOCA, Class A1,
                   VRN, 3.21%, 6/15/05, resets
                   monthly off the 1-month LIBOR
                   plus 0.12% with no caps
                   (Acquired 3/4/05, Cost
                   $1,100,000)(6)                                     1,100,499
--------------------------------------------------------------------------------
        4,250,000  Bank of America Mortgage
                   Securities, Series 2004 F,
                   Class 2A5, VRN, 4.17%, 6/1/05(7)                   4,221,559
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $19,000,000  Bear Stearns Commercial
                   Mortgage Securities STRIPS -
                   COUPON, Series 2004 T16,
                   Class X2, VRN, 0.97%, 6/1/05                    $    775,447
--------------------------------------------------------------------------------
        4,890,022  Bear Stearns Commercial
                   Mortgage Securities, Series
                   2004 BA5A, Class A1, VRN,
                   3.22%, 6/15/05, resets monthly
                   off the 1-month LIBOR plus
                   0.13% with no caps (Acquired
                   12/15/04, Cost $4,890,022)(6)(7)                   4,893,630
--------------------------------------------------------------------------------
        2,680,522  Citigroup Commercial Mortgage
                   Trust, Series 2004 FL1,
                   Class A1, VRN, 3.22%, 6/15/05,
                   resets monthly off the 1-month
                   LIBOR plus 0.13% with
                   no caps(7)                                         2,684,270
--------------------------------------------------------------------------------
        9,007,481  Commercial Mortgage
                   Acceptance Corp. STRIPS -
                   COUPON, Series 1998 C2,
                   Class X, VRN, 1.15%, 6/1/05                          339,780
--------------------------------------------------------------------------------
        2,039,279  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2004 HTL1, Class A1,
                   VRN, 3.33%, 6/15/05, resets
                   monthly off the 1-month LIBOR
                   plus 0.24% with no caps(7)                         2,042,381
--------------------------------------------------------------------------------
        2,675,000  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2005 F10A, Class A1,
                   VRN, 3.19%, 6/15/05, resets
                   monthly off the 1-month LIBOR
                   plus 0.10% with no caps
                   (Acquired 3/18/05, Cost
                   $2,675,000)(6)(7)                                  2,676,236
--------------------------------------------------------------------------------
        3,100,000  FHLMC, Series 2005-2937,
                   Class KA, 4.50%, 12/15/14                          3,119,920
--------------------------------------------------------------------------------
          192,891  First Union National Bank
                   Commercial Mortgage, Series
                   2001 C3, Class A1 SEQ, 5.20%,
                   8/15/33                                              194,097
--------------------------------------------------------------------------------
        1,256,516  FNMA, Series 2003-52,
                   Class KF SEQ, VRN, 3.49%,
                   6/25/05, resets monthly off the
                   1-month LIBOR plus 0.40%
                   with no caps                                       1,260,756
--------------------------------------------------------------------------------
          564,119  GMAC Commercial Mortgage
                   Securities Inc., Series 2002 C2,
                   Class A1 SEQ, 4.32%, 10/15/38                        566,409
--------------------------------------------------------------------------------
        3,100,000  LB-UBS Commercial Mortgage
                   Trust, Series 2003 C5, Class A2
                   SEQ, 3.48%, 7/15/27(7)                             3,045,053
--------------------------------------------------------------------------------
          229,407  MASTR Alternative Loans Trust,
                   Series 2003-8, Class 4A1,
                   7.00%, 12/25/33                                      233,966
--------------------------------------------------------------------------------
           56,565  Nationslink Funding Corp.,
                   Series 1998-2, Class A1 SEQ,
                   6.00%, 8/20/30                                        56,647
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,799,554  Wachovia Bank Commercial
                   Mortgage Trust, Series
                   2005 WL5A, Class A1, VRN,
                   3.19%, 6/15/05, resets monthly
                   off the 1-month LIBOR plus
                   0.10% with no caps (Acquired
                   3/24/05, Cost $1,799,554)(6)                    $  1,800,076
--------------------------------------------------------------------------------
        2,300,000  Washington Mutual, Series
                   2004 AR4, Class A6, 3.81%,
                   6/25/34(7)                                         2,263,481
--------------------------------------------------------------------------------
        2,000,000  Washington Mutual, Series
                   2004 AR9, Class A6, 4.28%,
                   8/25/34                                            1,992,232
--------------------------------------------------------------------------------
        3,100,000  Washington Mutual, Series
                   2004 AR9, Class A7, VRN,
                   4.21%, 6/1/05(7)                                   3,096,953
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $36,829,732)                                                   36,829,735
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS &
AGENCIES -- 1.0%

        5,261,000  German Federal Republic,
                   2.50%, 3/23/07                                     6,511,773
--------------------------------------------------------------------------------
          970,000  Republic of Italy, 4.00%,
                   6/16/08                                              973,484
--------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENTS
& AGENCIES
(Cost $7,781,925)                                                     7,485,257
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(9) -- 0.9%

        3,500,000  FHLMC STRIPS - COUPON,
                   3.75%, 3/14/06                                     3,405,304
--------------------------------------------------------------------------------
        3,000,000  FNMA STRIPS - COUPON,
                   2.73%, 6/14/05                                     2,996,961
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $6,396,724)                                                     6,402,265
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.7%

      $ 3,000,000  Gulf Gate Apartments Rev.,
                   VRDN, 3.12%, 6/2/05
                   (Acquired 9/29/03-11/10/03,
                   Cost $3,000,000)(6)                             $  3,000,000
--------------------------------------------------------------------------------
          800,000  Illinois GO, (Taxable Pension),
                   5.10%, 6/1/33                                        813,808
--------------------------------------------------------------------------------
        1,150,000  Orange County Housing Finance
                   Auth. Rev., Series 2002 B,
                   (Millenia), VRDN, 3.10%,
                   6/1/05 (LOC: Keybank N.A.)                         1,150,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $4,950,930)                                                     4,963,808
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(9) -- 0.4%

        3,000,000  STRIPS - PRINCIPAL, 3.11%,
                   11/15/05
(Cost $2,958,405)                                                     2,957,292
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 6.3%

Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Treasury
obligations, 5.25%, 11/15/28-2/15/29, valued
at $9,589,650), in a joint trading account at
2.88%, dated 5/31/05, due 6/1/05 (Delivery
value $9,400,752)(7)                                                  9,400,000
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 6.25%, 8/15/23, valued at
$35,890,097), in a joint trading account at
2.90%, dated 5/31/05, due 6/1/05 (Delivery
value $34,902,811)(7)                                                34,900,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $44,300,000)                                                   44,300,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 110.4%
(Cost $724,448,952)                                                 771,008,805
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (10.4)%                                              (72,413,144)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $698,595,661
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

FUTURES CONTRACTS*

                                                Underlying Face      Unrealized
  Contracts Purchased      Expiration Date      Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
  120  U.S. Treasury
       10-Year Notes       September 2005         $13,591,875          $67,230
                                                ================================

                                                Underlying Face      Unrealized
    Contracts Sold         Expiration Date      Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
  250  U.S. Treasury
       2-Year Notes        September 2005         $51,929,688        $ (59,156)
--------------------------------------------------------------------------------
  130  U.S. Treasury
       5-Year Notes        September 2005          14,139,531          (43,804)
--------------------------------------------------------------------------------
                                                  $66,069,219        $(102,960)
                                                ================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS

ABSC = Asset-Backed Securities Corp.

ADR = American Depositary Receipt

BOCA = Boca Raton

EAFE = Europe, Australasia, and Far East

Equivalent = Security whose principal payments are secured by U.S. Treasurys.

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

GSAMP = Goldman Sachs Mortgage Pass-through

LB-UBS = Lehman Brothers Inc. -- UBS AG

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MASTR = Mortgage Asset Securitization Transactions, Inc.

MSCI = Morgan Stanley Capital International

ORD = Foreign Ordinary Share

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TRACERS(SM) = Traded Custody Receipts(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2005.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective May 31, 2005.

(1)  Non-income producing.

(2)  Category is less than 0.05% of total net assets.

(3)  Security, or a portion thereof, is being held in connection with an open put option.

(4)  Final maturity indicated, unless otherwise noted.

(5)  Forward commitment.

(6)  Security was purchased under Rule 144A or Section 4(2) of the Securities
     Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2005, was $54,317,753, which represented 7.8% of total net assets.

(7)  Security, or a portion thereof, has been segregated for a forward commitment and/or futures contract.

(8)  The rate indicated is the yield to maturity at purchase.

(9)  The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Performance

TOTAL RETURNS AS OF MAY 31, 2005
                                             ----------------------
                                             AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                                 1 YEAR      5 YEARS     INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                    8.41%       3.22%       7.88%         2/15/96
--------------------------------------------------------------------------------
S&P 500 INDEX(1)                  8.24%      -1.93%       8.66%(2)        --
--------------------------------------------------------------------------------
LEHMAN BROTHERS
U.S. AGGREGATE INDEX(1)           6.82%       7.73%       6.75%(2)        --
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX(1)                     2.05%       2.41%       3.62%(2)        --
--------------------------------------------------------------------------------
Institutional Class               8.63%         --        3.23%         8/1/00
--------------------------------------------------------------------------------
Advisor Class                     8.16%       2.94%       7.44%         10/2/96
--------------------------------------------------------------------------------
A Class                                                                 9/30/04
   No sales charge*                 --          --        6.89%(3)
   With sales charge*               --          --        0.78%(3)
--------------------------------------------------------------------------------
B Class                                                                 9/30/04
   No sales charge*                 --          --        6.37%(3)
   With sales charge*               --          --        1.37%(3)
--------------------------------------------------------------------------------
 C Class                          7.33%         --        6.05%         10/2/01
--------------------------------------------------------------------------------
R Class                           7.88%         --       10.05%         8/29/03
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%.
 B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

(2) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

(3) Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------

Strategic Allocation: Moderate - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 15, 1996

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended May 31
----------------------------------------------------------------------------------------------------
                      1996*   1997    1998    1999    2000     2001     2002    2003    2004   2005
----------------------------------------------------------------------------------------------------
Investor Class        3.11%  10.92%  20.24%   5.76%  18.70%   -0.51%   -3.38%  -1.83%  14.50%  8.41%
----------------------------------------------------------------------------------------------------
S&P 500 Index         5.09%  29.41%  30.69%  21.03%  10.48%  -10.55%  -13.85%  -8.06%  18.33%  8.24%
----------------------------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate
Index                -1.45%   8.32%  10.91%   4.35%   2.11%   13.12%    8.10%  11.58%  -0.44%  6.82%
----------------------------------------------------------------------------------------------------
90-Day U.S.
Treasury Bill Index   1.26%   5.16%   5.13%   4.59%   5.29%    5.44%    2.30%   1.39%   0.94%  2.05%
----------------------------------------------------------------------------------------------------

*From 2/15/96, the Investor Class's inception date. Index data from 2/29/96, the date nearest the Investor Class's inception for which data are available. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Strategic Allocation: Moderate - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER AND BRIAN HOWELL

PERFORMANCE SUMMARY AND PERSPECTIVE

Strategic Allocation: Moderate returned 2.40%* for the six months ended May 31,
2005.

Strategic Allocation: Moderate allocates holdings over time with the following neutral weightings: 63% stocks, 31% bonds, and 6% cash-equivalent investments.
These proportions may change slightly with short-term strategic adjustments and changing securities prices. Because of the portfolio's broad exposure to stocks
(both domestic and international), bonds, and cash, a review of the economy and financial markets helps explain the portfolio's return.

ECONOMIC REVIEW

U.S. economic growth appeared to moderate during the six months ended May 31,
2005, as crude oil prices flared and short-term interest rates rose. The annualized real rate of GDP growth held steady at 3.8% in the first quarter of
2005, identical to the 2004 fourth quarter rate, as the price of crude oil averaged $49 a barrel. Meanwhile, inflation (measured by the 12-month percentage change of "core" CPI, excluding food and energy prices) climbed from a recent low at the beginning of 2004. In the first three months of 2005, it reached its fastest growth rate since August 2002. To control inflation, the Federal Reserve raised its target rate four times in six months, from 2% to 3%. Inflation concerns at first pressured the 10-year Treasury yield, sending it to a peak of
4.64% in March. However, the yield curve flattened in the latter part of the fund's six-month fiscal period as economic growth slowed. Thus mortgage rates remained near historically-low levels, and residential housing markets demonstrated surprising strength, providing continued economic stimulus.

STOCK MARKET REVIEW

The S&P 500 Index gained 2.42% in the six months ended May 31, 2005, transiting a volatile but range-bound path. The index climbed uncertainly through the end of February, only to retreat through mid-April and then rise to the plus side through period-end. A key factor was the price of oil, which

ASSET ALLOCATION
AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
U.S. Stocks                                                       43.7%
--------------------------------------------------------------------------------
U.S. Bonds                                                        30.7%
--------------------------------------------------------------------------------
Foreign Stocks                                                    15.6%
--------------------------------------------------------------------------------
Money Market Securities                                            9.0%
--------------------------------------------------------------------------------
Foreign Bonds                                                      1.0%
--------------------------------------------------------------------------------

FUND'S U.S. BONDS
AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                               U.S. BONDS
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed Securities                                        26.5%
--------------------------------------------------------------------------------
Corporate Bonds                                                   25.0%
--------------------------------------------------------------------------------
Asset-Backed Securities                                           14.9%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                 13.0%
--------------------------------------------------------------------------------
U.S. Treasury Securities and Equivalents                          10.6%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                                9.4%
--------------------------------------------------------------------------------
Municipal Securities                                               0.6%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Returns for periods less than one year are not annualized.

                                                                    (continued)

------

Strategic Allocation: Moderate - Portfolio Commentary

fluctuated markedly but ended up rising 5.78% to $51.97 a barrel at May 31. The annualized corporate earnings growth rate for S&P 500 companies fell from about
20% in the fourth quarter of 2004 to about 14% in the first quarter of 2005.
After time in the shadows, growth stocks in the S&P 500 posted strong results in
May, to end the six-month period with a 3.07% return, outstripping their value counterparts, which posted a 1.82% return.

Many markets around the world advanced moderately during the period. Shares of companies in emerging economies surpassed those of developed nations. Strategic
Allocation: Moderate's largest international holdings were in Europe and Asia, with smaller weightings in the developing economies of Latin America and Africa.
The MSCI EAFE Index returned 1.81% for the six months.

BOND MARKET REVIEW

The Lehman Brothers U.S. Aggregate Index gained 2.90% in the six months ended
May 31, 2005. Returns for its fixed-rate mortgage-backed, Treasury, and corporate subsectors were 2.50%, 3.59%, and 2.92% respectively. Yields at the long end of the curve generally fell and thus prices on 10-year and 30-year
Treasurys rose over the period. Returns on 10-year Treasurys totaled 4.80% for the period as the yield declined from 4.35% to 3.98%. Returns on 30-year
Treasurys totaled 12.53% on rising prices and falling yields, which dipped from
5.00% at the beginning of the period to 4.32% at May 31.

OUR COMMITMENT

Looking forward, we continue to manage the portfolio in a manner consistent with the investment objective outlined in the prospectus, which is to provide capital appreciation and regular income in a well-diversified portfolio with broad exposure to stocks, bonds, and cash.

FUND'S TOP FIVE U.S. STOCKS
AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                          % OF FUND'S              % OF
                                          U.S. STOCKS           NET ASSETS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                            2.5%                  1.2%
--------------------------------------------------------------------------------
Johnson & Johnson                            2.2%                  1.0%
--------------------------------------------------------------------------------
Intel Corp.                                  1.8%                  0.9%
--------------------------------------------------------------------------------
Bank of America Corp.                        1.7%                  0.8%
--------------------------------------------------------------------------------
Microsoft Corporation                        1.2%                  0.6%
--------------------------------------------------------------------------------

FUND'S TOP FIVE FOREIGN STOCKS
AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                          % OF FUND'S
                                            FOREIGN                % OF
                                            STOCKS              NET ASSETS
--------------------------------------------------------------------------------
Royal Dutch Petroleum
Co. New York Shares                          2.2%                  0.4%
--------------------------------------------------------------------------------
Novartis AG ORD                              2.0%                  0.3%
--------------------------------------------------------------------------------
Total SA ORD                                 1.7%                  0.3%
--------------------------------------------------------------------------------
GlaxoSmithKline plc ORD                      1.7%                  0.3%
--------------------------------------------------------------------------------
BP plc ORD                                   1.7%                  0.3%
--------------------------------------------------------------------------------

GEOGRAPHIC COMPOSITION OF FUND'S FOREIGN
STOCKS AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                                 FOREIGN
                                                                 STOCKS
--------------------------------------------------------------------------------
Europe                                                            51.3%
--------------------------------------------------------------------------------
Asia/Pacific                                                      34.2%
--------------------------------------------------------------------------------
Americas (excluding U.S.)                                         11.8%
--------------------------------------------------------------------------------
Africa                                                             2.7%
--------------------------------------------------------------------------------

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 63.1%

AEROSPACE & DEFENSE -- 0.9%
--------------------------------------------------------------------------------
              867  General Dynamics Corp.                        $       93,472
--------------------------------------------------------------------------------
           82,000  Goodrich Corporation                               3,432,520
--------------------------------------------------------------------------------
           55,600  Honeywell International Inc.                       2,014,388
--------------------------------------------------------------------------------
           40,600  Northrop Grumman Corp.                             2,262,232
--------------------------------------------------------------------------------
           20,100  Precision Castparts Corp.                          1,562,373
--------------------------------------------------------------------------------
          108,300  Rockwell Collins                                   5,348,937
--------------------------------------------------------------------------------
           15,700  United Technologies Corp.                          1,675,190
--------------------------------------------------------------------------------
                                                                     16,389,112
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.3%
--------------------------------------------------------------------------------
            2,622  FedEx Corporation                                    234,459
--------------------------------------------------------------------------------
           85,000  Transmile Group Bhd ORD                              219,211
--------------------------------------------------------------------------------
           53,663  United Parcel Service, Inc.
                   Cl B                                               3,952,280
--------------------------------------------------------------------------------
                                                                      4,405,950
--------------------------------------------------------------------------------
AIRLINES -- 0.1%
--------------------------------------------------------------------------------
          226,000  Cathay Pacific Airways Ltd.
                   ORD                                                  409,602
--------------------------------------------------------------------------------
           14,100  Jet Airways India Ltd. ORD(1)                        431,862
--------------------------------------------------------------------------------
           25,250  Ryanair Holdings plc ADR(1)                        1,153,672
--------------------------------------------------------------------------------
           19,284  Southwest Airlines Co.                               280,582
--------------------------------------------------------------------------------
                                                                      2,275,718
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.4%
--------------------------------------------------------------------------------
           37,700  AAPICO Hitech Public
                   Company Limited ORD                                   30,848
--------------------------------------------------------------------------------
           16,015  Autoliv, Inc.                                        743,256
--------------------------------------------------------------------------------
           26,260  Continental AG ORD                                 1,860,028
--------------------------------------------------------------------------------
           46,900  Cooper Tire & Rubber                                 892,976
--------------------------------------------------------------------------------
           73,389  Goodyear Tire & Rubber Co.
                   (The)(1)                                           1,056,068
--------------------------------------------------------------------------------
           21,700  Lear Corporation                                     818,090
--------------------------------------------------------------------------------
              799  Magna International Inc. Cl A                         54,340
--------------------------------------------------------------------------------
           47,923  TRW Automotive Holdings
                   Corp.(1)                                             976,192
--------------------------------------------------------------------------------
                                                                      6,431,798
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.5%
--------------------------------------------------------------------------------
           33,600  Bajaj Auto Ltd. ORD                                  942,535
--------------------------------------------------------------------------------
          890,000  Denway Motors Ltd. ORD                               314,599
--------------------------------------------------------------------------------
           90,060  Ford Motor Company                                   898,799
--------------------------------------------------------------------------------
           27,200  General Motors Corp.                                 857,616
--------------------------------------------------------------------------------
           27,000  Honda Motor Co., Ltd. ORD                          1,328,970
--------------------------------------------------------------------------------
           32,800  Localiza Rent a Car SA ORD(1)                        151,196
--------------------------------------------------------------------------------
           17,200  Toyota Motor Corp. ADR                             1,233,412
--------------------------------------------------------------------------------
           70,100  Toyota Motor Corp. ORD                             2,494,111
--------------------------------------------------------------------------------
                                                                      8,221,238
--------------------------------------------------------------------------------
BEVERAGES -- 1.2%
--------------------------------------------------------------------------------
           38,300  Anheuser-Busch Companies,
                   Inc.                                               1,794,355
--------------------------------------------------------------------------------
           67,800  Coca-Cola Company (The)                            3,025,914
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           42,000  Coca-Cola Enterprises                         $      918,960
--------------------------------------------------------------------------------
          187,470  Diageo plc ORD                                     2,693,889
--------------------------------------------------------------------------------
           26,629  Efes Breweries International
                   N.V. GDR(1)                                          812,185
--------------------------------------------------------------------------------
           17,739  Molson Coors Brewing Co.                           1,037,199
--------------------------------------------------------------------------------
          152,873  Pepsi Bottling Group Inc.                          4,337,007
--------------------------------------------------------------------------------
           51,104  PepsiAmericas Inc.                                 1,237,739
--------------------------------------------------------------------------------
           75,200  PepsiCo, Inc.                                      4,233,760
--------------------------------------------------------------------------------
            7,800  Pernod-Ricard SA ORD                               1,204,390
--------------------------------------------------------------------------------
                                                                     21,295,398
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.8%
--------------------------------------------------------------------------------
           42,700  Affymetrix Inc.(1)                                 2,284,023
--------------------------------------------------------------------------------
           69,019  Amgen Inc.(1)                                      4,319,209
--------------------------------------------------------------------------------
           50,978  Applera Corporation-Applied
                   Biosystems Group                                   1,091,439
--------------------------------------------------------------------------------
           28,000  Celgene Corp.(1)                                   1,185,520
--------------------------------------------------------------------------------
           30,663  Cephalon, Inc.(1)                                  1,300,724
--------------------------------------------------------------------------------
            5,800  Genzyme Corp.(1)                                     361,862
--------------------------------------------------------------------------------
           15,038  Invitrogen Corp.(1)                                1,192,965
--------------------------------------------------------------------------------
           16,400  Techne Corp.(1)                                      764,240
--------------------------------------------------------------------------------
           15,800  United Therapeutics Corp.(1)                         789,368
--------------------------------------------------------------------------------
                                                                     13,289,350
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
           60,300  Daikin Industries Ltd. ORD                         1,475,680
--------------------------------------------------------------------------------
           25,700  Masco Corp.                                          822,914
--------------------------------------------------------------------------------
            6,968  USG Corp.(1)                                         319,483
--------------------------------------------------------------------------------
                                                                      2,618,077
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 1.0%
--------------------------------------------------------------------------------
           11,700  Affiliated Managers Group
                   Inc.(1)                                              780,390
--------------------------------------------------------------------------------
           47,600  Bank of New York Co., Inc.
                   (The)                                              1,371,832
--------------------------------------------------------------------------------
           22,782  Edwards (A.G.), Inc.                                 941,124
--------------------------------------------------------------------------------
           12,500  Goldman Sachs Group, Inc.
                   (The)                                              1,218,750
--------------------------------------------------------------------------------
           10,329  Investec Ltd. ORD                                    295,383
--------------------------------------------------------------------------------
            9,200  Legg Mason, Inc.                                     756,056
--------------------------------------------------------------------------------
           43,560  Man Group plc ORD                                  1,043,637
--------------------------------------------------------------------------------
           77,000  Merrill Lynch & Co., Inc.                          4,178,019
--------------------------------------------------------------------------------
           57,800  Morgan Stanley                                     2,829,888
--------------------------------------------------------------------------------
           43,100  Northern Trust Corp.                               1,979,152
--------------------------------------------------------------------------------
           25,207  UBS AG ORD                                         1,943,427
--------------------------------------------------------------------------------
                                                                     17,337,658
--------------------------------------------------------------------------------
CHEMICALS -- 0.9%
--------------------------------------------------------------------------------
           14,780  BASF AG ORD                                          980,330
--------------------------------------------------------------------------------
           22,500  du Pont (E.I.) de Nemours
                   & Co.                                              1,046,475
--------------------------------------------------------------------------------
           54,223  Eastman Chemical Company                           3,187,228
--------------------------------------------------------------------------------
           28,348  Ecolab Inc.                                          916,491
--------------------------------------------------------------------------------
           13,603  FMC Corp.(1)                                         754,286
--------------------------------------------------------------------------------
            9,667  Minerals Technologies Inc.                           650,589
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           67,941  Monsanto Co.                                  $    3,872,638
--------------------------------------------------------------------------------
           28,900  PPG Industries, Inc.                               1,889,771
--------------------------------------------------------------------------------
           18,800  Shin-Etsu Chemical Co., Ltd.
                   ORD                                                  696,617
--------------------------------------------------------------------------------
          176,000  Toray Industries Inc. ORD                            783,556
--------------------------------------------------------------------------------
                                                                     14,777,981
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 4.7%
--------------------------------------------------------------------------------
           12,036  Alpha Bank A.E. ORD                                  331,414
--------------------------------------------------------------------------------
          170,260  Anglo Irish Bank Corporation
                   ORD                                                1,990,054
--------------------------------------------------------------------------------
           92,283  Banco Popolare di Verona e
                   Novara Scrl ORD                                    1,671,315
--------------------------------------------------------------------------------
           28,780  Banco Popular Espanol SA
                   ORD                                                1,713,464
--------------------------------------------------------------------------------
          165,524  Bank Hapoalim Ltd. ORD                               581,135
--------------------------------------------------------------------------------
          242,206  Bank Leumi Le-Israel BM
                   ORD                                                  686,214
--------------------------------------------------------------------------------
          294,205  Bank of America Corp.                             13,627,577
--------------------------------------------------------------------------------
          113,690  Bank of Ireland ORD                                1,737,291
--------------------------------------------------------------------------------
          164,000  Bank of Yokohama Ltd. (The)
                   ORD                                                  943,276
--------------------------------------------------------------------------------
           16,300  BB&T Corporation                                     651,022
--------------------------------------------------------------------------------
           19,610  BRE Bank SA ORD(1)                                   723,189
--------------------------------------------------------------------------------
           49,600  Colonial BancGroup Inc. (The)                      1,105,584
--------------------------------------------------------------------------------
           34,791  Comerica Inc.                                      1,944,121
--------------------------------------------------------------------------------
        1,059,000  Commerce Asset Holdings
                   Bhd ORD                                            1,298,668
--------------------------------------------------------------------------------
           65,950  Commonwealth Bank of
                   Australia ORD                                      1,846,513
--------------------------------------------------------------------------------
          348,727  Denizbank AS ORD(1)                                1,142,448
--------------------------------------------------------------------------------
          172,860  DnB NOR ASA ORD                                    1,674,896
--------------------------------------------------------------------------------
           33,024  Erste Bank der
                   Oesterreichischen Sparkassen
                   AG ORD                                             1,624,024
--------------------------------------------------------------------------------
           22,960  HSBC Holdings plc ORD                                362,274
--------------------------------------------------------------------------------
           22,850  KBC Groupe ORD                                     1,852,679
--------------------------------------------------------------------------------
            4,482  Marshall & Ilsley Corp.                              195,012
--------------------------------------------------------------------------------
               90  Mitsubishi Tokyo Financial
                   Group, Inc. ORD                                      750,760
--------------------------------------------------------------------------------
           52,750  National Bank of Greece SA
                   ORD                                                1,780,882
--------------------------------------------------------------------------------
           24,400  National City Corp.                                  843,264
--------------------------------------------------------------------------------
           30,600  PNC Financial Services Group                       1,672,290
--------------------------------------------------------------------------------
           27,371  Powszechna Kasa
                   Oszczednosci Bank Polski SA
                   ORD(1)                                               213,994
--------------------------------------------------------------------------------
        4,441,000  PT Bank Rakyat Indonesia
                   ORD                                                1,353,536
--------------------------------------------------------------------------------
           84,121  Royal Bank of Scotland Group
                   plc ORD                                            2,471,109
--------------------------------------------------------------------------------
            1,608  Sberbank RF ORD                                    1,056,456
--------------------------------------------------------------------------------
           62,290  Shinhan Financial Group Co.,
                   Ltd. ORD                                           1,594,327
--------------------------------------------------------------------------------
           21,160  Societe Generale Cl A ORD                          2,078,831
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           37,300  SunTrust Banks, Inc.                          $    2,745,653
--------------------------------------------------------------------------------
           23,500  SVB Financial Group(1)                             1,122,360
--------------------------------------------------------------------------------
           22,100  Synovus Financial Corp.                              642,447
--------------------------------------------------------------------------------
          129,800  U.S. Bancorp                                       3,807,034
--------------------------------------------------------------------------------
           39,001  Unibanco-Uniao de Bancos
                   Brasileiros SA GDR                                 1,400,136
--------------------------------------------------------------------------------
           20,678  United Mizrahi Bank Ltd. ORD(1)                       98,047
--------------------------------------------------------------------------------
          148,743  Wachovia Corp.                                     7,548,707
--------------------------------------------------------------------------------
          154,399  Wells Fargo & Co.                                  9,327,244
--------------------------------------------------------------------------------
           20,800  Zions Bancorporation                               1,473,472
--------------------------------------------------------------------------------
                                                                     79,682,719
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.8%
--------------------------------------------------------------------------------
           15,400  Avery Dennison Corp.                                 807,730
--------------------------------------------------------------------------------
           11,413  Deluxe Corp.                                         461,199
--------------------------------------------------------------------------------
           61,116  Equifax Inc.                                       2,120,114
--------------------------------------------------------------------------------
           55,085  John H. Harland Company                            2,075,052
--------------------------------------------------------------------------------
           27,800  Monster Worldwide Inc.(1)                            733,364
--------------------------------------------------------------------------------
           33,700  R.R. Donnelley & Sons
                   Company                                            1,120,525
--------------------------------------------------------------------------------
           96,561  Republic Services, Inc. Cl A                       3,425,984
--------------------------------------------------------------------------------
          104,371  Waste Management, Inc.                             3,077,901
--------------------------------------------------------------------------------
                                                                     13,821,869
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.0%
--------------------------------------------------------------------------------
           69,249  Arris Group Inc.(1)                                  599,696
--------------------------------------------------------------------------------
           93,300  Avaya Inc.(1)                                        853,695
--------------------------------------------------------------------------------
          210,396  Cisco Systems Inc.(1)                              4,077,474
--------------------------------------------------------------------------------
          483,000  Compal Communications Inc.
                   ORD(1)                                             1,319,723
--------------------------------------------------------------------------------
        1,731,000  Foxconn International
                   Holdings Ltd. ORD(1)                               1,134,754
--------------------------------------------------------------------------------
           41,095  Harris Corp.                                       1,181,070
--------------------------------------------------------------------------------
           25,834  Juniper Networks, Inc.(1)                            662,384
--------------------------------------------------------------------------------
          262,867  Motorola, Inc.                                     4,566,000
--------------------------------------------------------------------------------
           10,700  Nokia Oyj ADR                                        180,402
--------------------------------------------------------------------------------
           17,700  QUALCOMM Inc.                                        659,502
--------------------------------------------------------------------------------
           68,000  Scientific-Atlanta, Inc.                           2,264,400
--------------------------------------------------------------------------------
                                                                     17,499,100
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.8%
--------------------------------------------------------------------------------
          131,297  Apple Computer, Inc.(1)                            5,213,804
--------------------------------------------------------------------------------
          114,756  Dell Inc.(1)                                       4,577,617
--------------------------------------------------------------------------------
          199,800  EMC Corp.(1)                                       2,809,188
--------------------------------------------------------------------------------
           41,400  Emulex Corp.(1)                                      782,460
--------------------------------------------------------------------------------
          151,300  Hewlett-Packard Co.                                3,405,763
--------------------------------------------------------------------------------
          157,000  High Tech Computer Corp.
                   ORD                                                1,389,048
--------------------------------------------------------------------------------
           18,800  Hutchinson Technology Inc.(1)                        777,756
--------------------------------------------------------------------------------
            3,592  Intergraph Corp.(1)                                  112,753
--------------------------------------------------------------------------------
           87,676  International Business
                   Machines Corp.                                     6,623,922
--------------------------------------------------------------------------------
           28,600  Komag, Inc.(1)                                       825,110
--------------------------------------------------------------------------------
           25,100  Network Appliance, Inc.(1)                           721,876
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

          135,300  Seagate Technology                            $    2,871,066
--------------------------------------------------------------------------------
           61,752  Western Digital Corp.(1)                             926,898
--------------------------------------------------------------------------------
          350,000  Wistron Corp. ORD(1)                                 246,612
--------------------------------------------------------------------------------
                                                                     31,283,873
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.6%
--------------------------------------------------------------------------------
        3,908,421  Empresas ICA Sociedad
                   Controladora SA de CV ORD(1)                       1,545,683
--------------------------------------------------------------------------------
           29,552  Grupo Ferrovial SA ORD                             1,819,783
--------------------------------------------------------------------------------
           38,446  Jacobs Engineering Group
                   Inc.(1)                                            2,021,491
--------------------------------------------------------------------------------
          126,544  Shaw Group Inc. (The)(1)                           2,549,862
--------------------------------------------------------------------------------
          354,000  Taisei Corp. ORD                                   1,177,933
--------------------------------------------------------------------------------
           24,716  Vinci SA ORD                                       1,850,408
--------------------------------------------------------------------------------
                                                                     10,965,160
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.2%
--------------------------------------------------------------------------------
            8,700  Eagle Materials Inc.                                 762,729
--------------------------------------------------------------------------------
           19,220  Lafarge SA ORD                                     1,746,355
--------------------------------------------------------------------------------
           12,600  Martin Marietta Materials, Inc.                      769,230
--------------------------------------------------------------------------------
           12,800  Vulcan Materials Co.                                 767,104
--------------------------------------------------------------------------------
                                                                      4,045,418
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 1.0%
--------------------------------------------------------------------------------
          145,845  American Express Co.                               7,853,754
--------------------------------------------------------------------------------
           55,286  Capital One Financial Corp.                        4,168,564
--------------------------------------------------------------------------------
           24,365  CompuCredit Corp.(1)                                 768,228
--------------------------------------------------------------------------------
            6,172  MoneyGram International Inc.                         114,491
--------------------------------------------------------------------------------
            6,603  Nelnet Inc. Cl A(1)                                  243,651
--------------------------------------------------------------------------------
           12,600  ORIX Corporation ORD                               1,819,910
--------------------------------------------------------------------------------
           17,200  Takefuji Corp. ORD                                 1,068,559
--------------------------------------------------------------------------------
           13,231  WFS Financial Inc.(1)                                645,011
--------------------------------------------------------------------------------
                                                                     16,682,168
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.2%
--------------------------------------------------------------------------------
          326,040  Amcor Limited ORD                                  1,670,513
--------------------------------------------------------------------------------
           13,732  Greif, Inc. Cl A                                     998,042
--------------------------------------------------------------------------------
           18,868  Silgan Holdings Inc.                               1,075,476
--------------------------------------------------------------------------------
                                                                      3,744,031
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.5%
--------------------------------------------------------------------------------
            8,000  iShares MSCI EAFE Index
                   Fund                                               1,238,800
--------------------------------------------------------------------------------
            7,700  iShares Russell 1000 Growth
                   Index Fund                                           371,448
--------------------------------------------------------------------------------
           61,834  Standard and Poor's 500
                   Depositary Receipt                                 7,385,453
--------------------------------------------------------------------------------
                                                                      8,995,701
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
--------------------------------------------------------------------------------
           38,300  Weight Watchers
                   International, Inc.(1)                             1,863,295
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.9%
--------------------------------------------------------------------------------
          192,800  Citigroup Inc.                                     9,082,808
--------------------------------------------------------------------------------
           72,800  ING Groep N.V. ORD                                 2,013,522
--------------------------------------------------------------------------------
          104,800  J.P. Morgan Chase & Co.                            3,746,600
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           47,500  Nasdaq Stock Market, Inc.
                   (The)(1)                                      $      815,100
--------------------------------------------------------------------------------
                                                                     15,658,030
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.6%
--------------------------------------------------------------------------------
           13,795  AFK Sistema GDR(1)                                   226,238
--------------------------------------------------------------------------------
           29,304  ALLTEL Corp.                                       1,704,614
--------------------------------------------------------------------------------
           43,281  AT&T Corp.                                           813,250
--------------------------------------------------------------------------------
          107,417  BellSouth Corp.                                    2,874,479
--------------------------------------------------------------------------------
            3,006  CenturyTel Inc.                                       98,567
--------------------------------------------------------------------------------
           34,328  Commonwealth Telephone
                   Enterprise Inc.(1)                                 1,793,638
--------------------------------------------------------------------------------
          118,830  Deutsche Telekom ORD                               2,207,658
--------------------------------------------------------------------------------
            8,980  France Telecom SA ORD(1)                             257,100
--------------------------------------------------------------------------------
           44,109  Maroc Telecom ORD                                    423,302
--------------------------------------------------------------------------------
          155,317  SBC Communications Inc.                            3,631,311
--------------------------------------------------------------------------------
          130,754  Sprint Corp.                                       3,097,562
--------------------------------------------------------------------------------
           99,946  Telefonica SA ORD                                  1,673,602
--------------------------------------------------------------------------------
          415,500  Telekom Malaysia Bhd ORD                           1,071,553
--------------------------------------------------------------------------------
          136,060  Telenor ASA ORD                                    1,086,303
--------------------------------------------------------------------------------
           78,484  Telkom SA Ltd. ORD                                 1,278,179
--------------------------------------------------------------------------------
          139,602  Verizon Communications                             4,939,119
--------------------------------------------------------------------------------
          329,023  VolgaTelecom ORD                                   1,233,836
--------------------------------------------------------------------------------
                                                                     28,410,311
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.1%
--------------------------------------------------------------------------------
          292,000  CLP Holdings Ltd. ORD                              1,670,234
--------------------------------------------------------------------------------
           16,300  DTE Energy Company                                   774,902
--------------------------------------------------------------------------------
           15,300  E.On AG ORD                                        1,324,670
--------------------------------------------------------------------------------
           25,160  Edison International                                 924,630
--------------------------------------------------------------------------------
           16,699  Empresa Nacional de
                   Electricidad SA ADR                                  384,077
--------------------------------------------------------------------------------
          390,308  Empresa Nacional de
                   Electricidad SA ORD                                  299,543
--------------------------------------------------------------------------------
           12,715  Entergy Corp.                                        913,318
--------------------------------------------------------------------------------
          101,414  Exelon Corporation                                 4,751,245
--------------------------------------------------------------------------------
           43,249  FirstEnergy Corp.                                  1,915,931
--------------------------------------------------------------------------------
           16,100  FPL Group, Inc.                                      654,465
--------------------------------------------------------------------------------
           12,185  IDACORP, Inc.                                        345,079
--------------------------------------------------------------------------------
           34,500  PPL Corporation                                    1,984,095
--------------------------------------------------------------------------------
           38,700  TXU Corp.                                          3,106,836
--------------------------------------------------------------------------------
                                                                     19,049,025
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.2%
--------------------------------------------------------------------------------
           21,900  Emerson Electric Co.                               1,455,693
--------------------------------------------------------------------------------
           19,110  Schneider Electric SA ORD                          1,406,017
--------------------------------------------------------------------------------
        2,064,000  Shanghai Electric Group Corp.
                   Cl H ORD(1)                                          443,058
--------------------------------------------------------------------------------
                                                                      3,304,768
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.8%
--------------------------------------------------------------------------------
              754  Amphenol Corp. Cl A                                   31,962
--------------------------------------------------------------------------------
          122,143  AVX Corporation                                    1,451,059
--------------------------------------------------------------------------------
          664,000  Chi Mei Optoelectronics Corp.
                   ORD                                                1,046,861
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

            7,200  Hoya Corp. ORD                                $      805,014
--------------------------------------------------------------------------------
           22,063  Ingram Micro Inc. Cl A(1)                            348,816
--------------------------------------------------------------------------------
           57,500  Itron Inc.(1)                                      2,363,824
--------------------------------------------------------------------------------
           45,269  Jabil Circuit, Inc.(1)                             1,323,213
--------------------------------------------------------------------------------
           27,677  Lipman Electronic
                   Engineering Ltd. ORD                                 886,392
--------------------------------------------------------------------------------
           48,000  Omron Corp. ORD                                    1,057,425
--------------------------------------------------------------------------------
          265,490  Phoenix PDE Co. Ltd. ORD                           1,775,201
--------------------------------------------------------------------------------
           19,300  Trimble Navigation Ltd.(1)                           766,403
--------------------------------------------------------------------------------
        1,397,000  Wintek Corp. ORD                                   1,881,819
--------------------------------------------------------------------------------
                                                                     13,737,989
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.8%
--------------------------------------------------------------------------------
           51,581  Cal Dive International Inc.(1)                     2,341,777
--------------------------------------------------------------------------------
           77,400  Helmerich & Payne, Inc.                            3,209,779
--------------------------------------------------------------------------------
           53,500  National Oilwell Varco, Inc.(1)                    2,407,500
--------------------------------------------------------------------------------
           93,700  Patterson-UTI Energy Inc.                          2,482,113
--------------------------------------------------------------------------------
           83,080  Saipem SpA ORD                                     1,048,751
--------------------------------------------------------------------------------
           27,400  Tenaris SA ADR                                     1,911,150
--------------------------------------------------------------------------------
                                                                     13,401,070
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.7%
--------------------------------------------------------------------------------
           32,231  7-Eleven, Inc.(1)                                    962,095
--------------------------------------------------------------------------------
           21,238  BJ's Wholesale Club Inc.(1)                          640,326
--------------------------------------------------------------------------------
           50,545  Cia Brasileira de Distribuicao
                   Grupo Pao de Acucar ADR                            1,096,827
--------------------------------------------------------------------------------
          111,700  CVS Corp.                                          6,126,744
--------------------------------------------------------------------------------
           42,742  Frutarom Industries Ltd. GDR                         341,509
--------------------------------------------------------------------------------
           86,300  Kroger Co. (The)(1)                                1,447,251
--------------------------------------------------------------------------------
            5,064  Longs Drug Stores Corp.                              207,827
--------------------------------------------------------------------------------
           17,490  Metro AG ORD                                         871,512
--------------------------------------------------------------------------------
           82,893  Pyaterochka Holding N.V.
                   GDR(1)                                             1,119,056
--------------------------------------------------------------------------------
            7,200  Shinsegae Co. Ltd. ORD                             2,446,429
--------------------------------------------------------------------------------
           52,073  Shoppers Drug Mart
                   Corporation ORD                                    1,709,048
--------------------------------------------------------------------------------
           39,548  Supervalu Inc.                                     1,295,592
--------------------------------------------------------------------------------
          469,170  Tesco plc ORD                                      2,669,443
--------------------------------------------------------------------------------
          731,165  Wal-Mart de Mexico SA de
                   CV, Series V ORD                                   2,773,895
--------------------------------------------------------------------------------
          105,500  Wal-Mart Stores, Inc.                              4,982,764
--------------------------------------------------------------------------------
           13,000  Whole Foods Market, Inc.                           1,546,740
--------------------------------------------------------------------------------
                                                                     30,237,058
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 2.1%
--------------------------------------------------------------------------------
          106,000  Ajinomoto Co. Inc. ORD                             1,175,389
--------------------------------------------------------------------------------
          130,713  Archer-Daniels-Midland Co.                         2,594,653
--------------------------------------------------------------------------------
           10,155  Bunge Ltd.                                           630,016
--------------------------------------------------------------------------------
            6,400  Campbell Soup Company                                198,592
--------------------------------------------------------------------------------
            9,076  Chiquita Brands International
                   Inc.                                                 263,930
--------------------------------------------------------------------------------
           25,600  ConAgra Foods, Inc.                                  669,440
--------------------------------------------------------------------------------
           15,685  Delta and Pine Land Company                          423,495
--------------------------------------------------------------------------------
           41,356  General Mills, Inc.                                2,047,122
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

              984  Gold Kist Inc.(1)                             $       20,546
--------------------------------------------------------------------------------
           21,760  Groupe Danone ORD                                  2,001,238
--------------------------------------------------------------------------------
           35,900  H.J. Heinz Company                                 1,305,683
--------------------------------------------------------------------------------
            9,683  Hormel Foods Corp.                                   286,810
--------------------------------------------------------------------------------
           46,900  Kellogg Co.                                        2,133,481
--------------------------------------------------------------------------------
           92,300  Kraft Foods Inc. Cl A                              2,994,212
--------------------------------------------------------------------------------
           23,800  McCormick & Company, Inc.                            805,392
--------------------------------------------------------------------------------
           12,340  Nestle SA ORD                                      3,247,108
--------------------------------------------------------------------------------
            7,100  Orion Corp. ORD                                    1,028,373
--------------------------------------------------------------------------------
          675,000  Petra Foods Ltd. ORD                                 453,700
--------------------------------------------------------------------------------
          119,425  Pilgrim's Pride Corp.                              4,209,732
--------------------------------------------------------------------------------
           50,410  Royal Numico N.V. ORD(1)                           2,010,131
--------------------------------------------------------------------------------
           47,600  Sara Lee Corp.                                       965,804
--------------------------------------------------------------------------------
              342  Seaboard Corp.                                       459,990
--------------------------------------------------------------------------------
           50,500  Tata TEA Ltd. ORD                                    661,850
--------------------------------------------------------------------------------
           56,100  Unilever N.V. New York Shares                      3,732,894
--------------------------------------------------------------------------------
          202,140  Unilever plc ORD                                   1,971,370
--------------------------------------------------------------------------------
           31,879  Wimm-Bill-Dann Foods OJSC
                   ADR(1)                                               616,859
--------------------------------------------------------------------------------
                                                                     36,907,810
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.4%
--------------------------------------------------------------------------------
            6,300  AGL Resources Inc.                                   222,012
--------------------------------------------------------------------------------
           45,800  NiSource Inc.                                      1,103,780
--------------------------------------------------------------------------------
          546,000  Osaka Gas Co. Ltd. ORD                             1,690,995
--------------------------------------------------------------------------------
           82,269  UGI Corp.                                          2,180,951
--------------------------------------------------------------------------------
           38,100  WGL Holdings Inc.                                  1,239,774
--------------------------------------------------------------------------------
                                                                      6,437,512
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.3%
--------------------------------------------------------------------------------
           35,700  Bard (C.R.), Inc.                                  2,436,525
--------------------------------------------------------------------------------
           34,000  Baxter International, Inc.                         1,254,600
--------------------------------------------------------------------------------
            6,600  Beckman Coulter Inc.                                 462,396
--------------------------------------------------------------------------------
          111,303  Becton Dickinson & Co.                             6,394,358
--------------------------------------------------------------------------------
           22,878  Edwards Lifesciences
                   Corporation(1)                                     1,045,753
--------------------------------------------------------------------------------
           21,180  Essilor International SA Cie
                   Generale D'Optique ORD                             1,452,779
--------------------------------------------------------------------------------
           10,300  Guidant Corp.                                        761,067
--------------------------------------------------------------------------------
            5,994  Haemonetics Corporation(1)                           243,956
--------------------------------------------------------------------------------
           43,806  Hospira Inc.(1)                                    1,668,132
--------------------------------------------------------------------------------
           45,800  Immucor, Inc.(1)                                   1,534,300
--------------------------------------------------------------------------------
           31,800  Intuitive Surgical Inc.(1)                         1,574,100
--------------------------------------------------------------------------------
           28,259  Medtronic, Inc.                                    1,518,921
--------------------------------------------------------------------------------
            8,193  Mettler-Toledo International,
                   Inc.(1)                                              401,457
--------------------------------------------------------------------------------
          180,440  Smith & Nephew plc ORD                             1,782,701
--------------------------------------------------------------------------------
                                                                     22,531,045
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 2.8%
--------------------------------------------------------------------------------
           74,678  Aetna Inc.                                         5,825,630
--------------------------------------------------------------------------------
           43,240  AmerisourceBergen Corp.                            2,792,007
--------------------------------------------------------------------------------
           31,921  Cardinal Health, Inc.                              1,849,184
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           88,100  Caremark Rx Inc.(1)                           $    3,934,546
--------------------------------------------------------------------------------
           47,800  Cerner Corporation(1)                              3,123,730
--------------------------------------------------------------------------------
           25,732  CIGNA Corp.                                        2,502,437
--------------------------------------------------------------------------------
           42,700  Community Health Systems
                   Inc.(1)                                            1,552,999
--------------------------------------------------------------------------------
           65,862  Covance Inc.(1)                                    2,875,535
--------------------------------------------------------------------------------
           72,403  Diagnosticos da America SA
                   ORD(1)                                               877,977
--------------------------------------------------------------------------------
            8,200  Express Scripts, Inc. Cl A(1)                        757,598
--------------------------------------------------------------------------------
           17,660  Fresenius Medical Care AG
                   ORD                                                1,387,114
--------------------------------------------------------------------------------
           12,300  HCA Inc.                                             664,200
--------------------------------------------------------------------------------
           76,900  Henry Schein, Inc.(1)                              3,098,301
--------------------------------------------------------------------------------
           42,000  Humana Inc.(1)                                     1,527,120
--------------------------------------------------------------------------------
           44,655  Kindred Healthcare Inc.(1)                         1,722,790
--------------------------------------------------------------------------------
           19,800  LCA-Vision Inc.                                      874,764
--------------------------------------------------------------------------------
           17,200  LifePoint Hospitals Inc.(1)                          773,656
--------------------------------------------------------------------------------
          113,926  McKesson Corp.                                     4,587,800
--------------------------------------------------------------------------------
           12,200  PacifiCare Health Systems,
                   Inc.(1)                                              766,526
--------------------------------------------------------------------------------
           62,700  Pharmaceutical Product
                   Development, Inc.(1)                               3,033,426
--------------------------------------------------------------------------------
           53,200  Universal Health Services, Inc.
                   Cl B                                               3,108,476
--------------------------------------------------------------------------------
                                                                     47,635,816
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.5%
--------------------------------------------------------------------------------
           26,430  Accor SA ORD                                       1,219,105
--------------------------------------------------------------------------------
           29,010  Boyd Gaming Corp.                                  1,533,469
--------------------------------------------------------------------------------
           25,900  Brinker International, Inc.(1)                       974,358
--------------------------------------------------------------------------------
           23,600  Carnival Corporation                               1,248,440
--------------------------------------------------------------------------------
           38,677  Ctrip.com International, Ltd.
                   ADR(1)                                             1,964,792
--------------------------------------------------------------------------------
          106,692  Darden Restaurants, Inc.                           3,465,356
--------------------------------------------------------------------------------
           48,040  Greek Organization of
                   Football Prognostics SA ORD                        1,310,971
--------------------------------------------------------------------------------
           22,400  Harrah's Entertainment, Inc.                       1,608,544
--------------------------------------------------------------------------------
          176,555  McDonald's Corporation                             5,462,612
--------------------------------------------------------------------------------
           20,400  Outback Steakhouse, Inc.                             902,700
--------------------------------------------------------------------------------
           14,600  Panera Bread Co.(1)                                  922,720
--------------------------------------------------------------------------------
           50,000  Penn National Gaming Inc.(1)                       1,628,500
--------------------------------------------------------------------------------
        4,688,000  Regal Hotels International
                   Holdings Ltd. ORD(1)                                 409,761
--------------------------------------------------------------------------------
           22,900  Speedway Motorsports Inc.                            785,470
--------------------------------------------------------------------------------
           46,700  Station Casinos Inc.                               3,040,170
--------------------------------------------------------------------------------
              126  Trump Entertainment Resorts,
                   Inc.(1)                                                1,638
--------------------------------------------------------------------------------
                                                                     26,478,606
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.1%
--------------------------------------------------------------------------------
           51,102  Black & Decker Corporation                         4,462,227
--------------------------------------------------------------------------------
           12,610  Desarrolladora Homex SA de
                   CV ADR(1)                                            318,781
--------------------------------------------------------------------------------
           13,100  Hovnanian Enterprises Inc.(1)                        813,510
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           18,154  Humax Co. Ltd. ORD                            $      228,726
--------------------------------------------------------------------------------
           15,137  Jarden Corp.(1)                                      770,171
--------------------------------------------------------------------------------
           25,600  KB Home                                            1,729,024
--------------------------------------------------------------------------------
          120,000  Matsushita Electric Industrial
                   Co., Ltd. ORD                                      1,794,082
--------------------------------------------------------------------------------
           50,600  Newell Rubbermaid Inc.                             1,153,174
--------------------------------------------------------------------------------
            2,027  NVR, Inc.(1)                                       1,538,493
--------------------------------------------------------------------------------
           10,400  Pulte Homes Inc.                                     795,080
--------------------------------------------------------------------------------
            9,700  Standard-Pacific Corp.                               777,164
--------------------------------------------------------------------------------
            9,700  Toll Brothers Inc.(1)                                898,123
--------------------------------------------------------------------------------
          325,310  Urbi Desarrollos Urbanos SA
                   de CV ORD(1)                                       1,780,184
--------------------------------------------------------------------------------
           28,700  Whirlpool Corp.                                    1,974,560
--------------------------------------------------------------------------------
                                                                     19,033,299
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.9%
--------------------------------------------------------------------------------
           17,794  Clorox Company                                     1,039,348
--------------------------------------------------------------------------------
           18,059  Energizer Holdings Inc.(1)                         1,135,550
--------------------------------------------------------------------------------
           32,000  Kao Corp. ORD                                        741,820
--------------------------------------------------------------------------------
           53,700  Kimberly-Clark Corp.                               3,454,521
--------------------------------------------------------------------------------
          578,170  Kimberly-Clark de Mexico SA
                   de CV Cl A ORD                                     1,842,508
--------------------------------------------------------------------------------
           74,300  Procter & Gamble Co. (The)                         4,097,645
--------------------------------------------------------------------------------
           90,803  Reckitt Benckiser plc ORD                          2,773,036
--------------------------------------------------------------------------------
                                                                     15,084,428
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.8%
--------------------------------------------------------------------------------
            8,200  3M Co.                                               628,530
--------------------------------------------------------------------------------
          202,800  General Electric Co.                               7,398,144
--------------------------------------------------------------------------------
           30,806  Textron Inc.                                       2,380,996
--------------------------------------------------------------------------------
          127,812  Tyco International Ltd.                            3,697,601
--------------------------------------------------------------------------------
                                                                     14,105,271
--------------------------------------------------------------------------------
INSURANCE -- 2.7%
--------------------------------------------------------------------------------
           44,500  Allstate Corp.                                     2,589,900
--------------------------------------------------------------------------------
          138,800  American International Group,
                   Inc.                                               7,710,340
--------------------------------------------------------------------------------
           12,074  Arch Capital Group Ltd.(1)                           539,104
--------------------------------------------------------------------------------
           67,153  Axa SA ORD                                         1,636,736
--------------------------------------------------------------------------------
           33,619  Axis Capital Holdings Limited                        924,859
--------------------------------------------------------------------------------
          108,531  Berkley (W.R.) Corp.                               3,848,509
--------------------------------------------------------------------------------
               20  Berkshire Hathaway Inc. Cl A(1)                    1,682,000
--------------------------------------------------------------------------------
           42,388  Chubb Corp.                                        3,570,341
--------------------------------------------------------------------------------
           72,499  Endurance Specialty Holdings
                   Ltd.(1)                                            2,642,589
--------------------------------------------------------------------------------
           44,036  First American Financial Corp.
                   (The)                                              1,704,193
--------------------------------------------------------------------------------
           27,600  Hartford Financial Services
                   Group Inc. (The)                                   2,064,204
--------------------------------------------------------------------------------
           52,048  HCC Insurance Holdings, Inc.                       2,040,802
--------------------------------------------------------------------------------
           34,400  Horace Mann Educators Corp.                          626,080
--------------------------------------------------------------------------------
           20,600  Jefferson-Pilot Corp.                              1,038,240
--------------------------------------------------------------------------------
            6,430  LandAmerica Financial Group
                   Inc.                                                 361,366
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

          577,980  Legal & General Group plc
                   ORD                                           $    1,139,957
--------------------------------------------------------------------------------
           35,597  Loews Corp.                                        2,680,454
--------------------------------------------------------------------------------
          110,000  Marsh & McLennan
                   Companies, Inc.                                    3,194,400
--------------------------------------------------------------------------------
            3,900  MetLife, Inc.                                        173,940
--------------------------------------------------------------------------------
            3,745  Platinum Underwriters
                   Holdings                                             113,848
--------------------------------------------------------------------------------
            4,215  Protective Life Corporation                          169,401
--------------------------------------------------------------------------------
           31,101  Prudential Financial Inc.                          1,969,004
--------------------------------------------------------------------------------
          133,650  QBE Insurance Group Limited
                   ORD                                                1,481,660
--------------------------------------------------------------------------------
            2,971  Selective Insurance Group                            142,994
--------------------------------------------------------------------------------
            1,639  Stancorp Financial Group Inc.                        122,679
--------------------------------------------------------------------------------
           23,800  Torchmark Corp.                                    1,255,450
--------------------------------------------------------------------------------
           12,330  Zenith National Insurance
                   Corp.                                                781,106
--------------------------------------------------------------------------------
                                                                     46,204,156
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 0.1%
--------------------------------------------------------------------------------
           24,400  eBay Inc.(1)                                         927,444
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.6%
--------------------------------------------------------------------------------
          186,569  Earthlink Inc.(1)                                  1,979,497
--------------------------------------------------------------------------------
            7,600  Google Inc. Cl A(1)                                2,115,840
--------------------------------------------------------------------------------
           87,172  VeriSign, Inc.(1)                                  2,820,014
--------------------------------------------------------------------------------
           24,123  WebEx Communications, Inc.(1)                        647,944
--------------------------------------------------------------------------------
           71,522  Yahoo! Inc.(1)                                     2,660,618
--------------------------------------------------------------------------------
                                                                     10,223,913
--------------------------------------------------------------------------------
IT SERVICES -- 0.9%
--------------------------------------------------------------------------------
           65,900  Accenture Ltd. Cl A(1)                             1,534,152
--------------------------------------------------------------------------------
           32,780  Acxiom Corp.                                         604,791
--------------------------------------------------------------------------------
           51,900  Cognizant Technology
                   Solutions Corporation(1)                           2,491,200
--------------------------------------------------------------------------------
          106,758  Computer Sciences Corp.(1)                         4,943,963
--------------------------------------------------------------------------------
           25,844  DST Systems, Inc.(1)                               1,249,816
--------------------------------------------------------------------------------
           27,800  Fiserv, Inc.(1)                                    1,195,400
--------------------------------------------------------------------------------
          136,950  HCL Technologies Ltd. ORD                          1,144,928
--------------------------------------------------------------------------------
           49,900  Paychex, Inc.                                      1,441,112
--------------------------------------------------------------------------------
           21,670  Tata Consultancy Services
                   Ltd. ORD                                             661,268
--------------------------------------------------------------------------------
                                                                     15,266,630
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
           51,100  Fuji Photo Film Co. Ltd. ORD                       1,592,018
--------------------------------------------------------------------------------
           16,182  SCP Pool Corp.                                       579,639
--------------------------------------------------------------------------------
                                                                      2,171,657
--------------------------------------------------------------------------------
MACHINERY -- 0.9%
--------------------------------------------------------------------------------
           37,776  Cummins Inc.                                       2,566,879
--------------------------------------------------------------------------------
            3,492  Danaher Corp.                                        192,514
--------------------------------------------------------------------------------
           17,000  Deere & Co.                                        1,124,550
--------------------------------------------------------------------------------
           64,912  Dover Corp.                                        2,458,217
--------------------------------------------------------------------------------
           18,200  Ingersoll-Rand Company                             1,408,862
--------------------------------------------------------------------------------
           52,476  Joy Global Inc.                                    1,969,949
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

            8,781  Kennametal Inc.                               $      386,364
--------------------------------------------------------------------------------
           70,000  Komatsu Ltd. ORD                                     525,855
--------------------------------------------------------------------------------
            9,900  Oshkosh Truck Corp.                                  789,426
--------------------------------------------------------------------------------
           19,600  Parker-Hannifin Corp.                              1,182,468
--------------------------------------------------------------------------------
           51,500  Pentair, Inc.                                      2,292,265
--------------------------------------------------------------------------------
            2,311  The Toro Co.                                          99,489
--------------------------------------------------------------------------------
           23,840  Volvo AB Cl B ORD                                    971,282
--------------------------------------------------------------------------------
                                                                     15,968,120
--------------------------------------------------------------------------------
MARINE -- 0.1%
--------------------------------------------------------------------------------
           87,180  Hyundai Merchant Marine
                   ORD(1)                                             1,388,134
--------------------------------------------------------------------------------
          444,250  Wan Hai Lines Limited ORD                            420,667
--------------------------------------------------------------------------------
                                                                      1,808,801
--------------------------------------------------------------------------------
MEDIA -- 2.1%
--------------------------------------------------------------------------------
           24,990  Agora SA ORD(1)                                      506,509
--------------------------------------------------------------------------------
          229,111  Disney (Walt) Co.                                  6,286,806
--------------------------------------------------------------------------------
           18,200  Dow Jones & Co. Inc.                                 646,100
--------------------------------------------------------------------------------
           24,600  Gannett Co., Inc.                                  1,831,716
--------------------------------------------------------------------------------
           11,977  Getty Images Inc.(1)                                 896,359
--------------------------------------------------------------------------------
            7,278  John Wiley & Sons Inc.                               282,023
--------------------------------------------------------------------------------
           69,600  New York Times Co. (The)
                   Cl A                                               2,183,352
--------------------------------------------------------------------------------
           96,500  News Corp.                                         1,556,545
--------------------------------------------------------------------------------
           41,648  Pixar(1)                                           2,196,099
--------------------------------------------------------------------------------
          218,030  Reed Elsevier plc ORD                              2,080,758
--------------------------------------------------------------------------------
           27,124  Regal Entertainment Group                            539,496
--------------------------------------------------------------------------------
           32,520  Thomson Corp. ORD                                  1,097,401
--------------------------------------------------------------------------------
          456,531  Time Warner Inc.(1)                                7,943,639
--------------------------------------------------------------------------------
           12,500  Tribune Co.                                          452,250
--------------------------------------------------------------------------------
           50,667  TVN SA ORD(1)                                        683,134
--------------------------------------------------------------------------------
           35,300  Univision Communications Inc.
                   Cl A(1)                                              939,333
--------------------------------------------------------------------------------
            9,300  Valassis Communications,
                   Inc.(1)                                             322,617
--------------------------------------------------------------------------------
          116,810  Viacom, Inc. Cl B                                  4,005,415
--------------------------------------------------------------------------------
           57,940  Vivendi Universal SA ORD                           1,765,053
--------------------------------------------------------------------------------
                                                                     36,214,605
--------------------------------------------------------------------------------
METALS & MINING -- 1.0%
--------------------------------------------------------------------------------
           39,800  Alcoa Inc.                                         1,078,580
--------------------------------------------------------------------------------
           26,203  Anglo American Platinum
                   Corp. Ltd. ORD                                     1,122,124
--------------------------------------------------------------------------------
           55,605  Anglo American plc ORD                             1,314,531
--------------------------------------------------------------------------------
           41,357  Antofagasta plc ORD                                  869,066
--------------------------------------------------------------------------------
          195,259  BHP Billiton Limited ORD                           2,461,256
--------------------------------------------------------------------------------
           61,061  Compania de Minas
                   Buenaventura SAu ADR                               1,305,484
--------------------------------------------------------------------------------
          179,337  Grupo Mexico SA de CV ORD                            847,781
--------------------------------------------------------------------------------
           15,914  Impala Platinum Holdings
                   Limited ORD                                        1,330,523
--------------------------------------------------------------------------------
           46,211  KGHM Polska Miedz SA ORD(1)                          400,827
--------------------------------------------------------------------------------
           25,500  Newmont Mining Corporation                           949,620
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           19,738  Nucor Corp.                                   $    1,045,324
--------------------------------------------------------------------------------
           27,763  Phelps Dodge Corp.                                 2,426,487
--------------------------------------------------------------------------------
            2,440  POSCO ORD                                            435,714
--------------------------------------------------------------------------------
            6,201  Quanex Corporation                                   321,770
--------------------------------------------------------------------------------
           69,000  Sumitomo Metal Mining Co.
                   Ltd. ORD                                             444,566
--------------------------------------------------------------------------------
           26,551  United States Steel Corp.                          1,055,933
--------------------------------------------------------------------------------
                                                                     17,409,586
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.3%
--------------------------------------------------------------------------------
          121,251  AES Corporation (The)(1)                           1,805,428
--------------------------------------------------------------------------------
           30,018  Constellation Energy Group Inc.                    1,604,462
--------------------------------------------------------------------------------
          164,860  National Grid Transco plc ORD                      1,610,793
--------------------------------------------------------------------------------
           22,500  Wisconsin Energy Corp.                               816,750
--------------------------------------------------------------------------------
                                                                      5,837,433
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.0%
--------------------------------------------------------------------------------
           10,717  Dillard's Inc.                                       256,351
--------------------------------------------------------------------------------
          124,100  Dollar General Corp.                               2,433,601
--------------------------------------------------------------------------------
           36,100  Family Dollar Stores, Inc.                           926,687
--------------------------------------------------------------------------------
           73,816  Federated Department Stores,
                   Inc.                                               4,978,889
--------------------------------------------------------------------------------
           15,000  J.C. Penney Co. Inc. Holding
                   Company                                              746,400
--------------------------------------------------------------------------------
           31,200  Kohl's Corp.(1)                                    1,519,128
--------------------------------------------------------------------------------
          702,500  Lifestyle International
                   Holdings Ltd. ORD                                  1,070,038
--------------------------------------------------------------------------------
           57,250  Next plc ORD                                       1,498,594
--------------------------------------------------------------------------------
           17,100  Pantaloon Retail India Ltd.
                   ORD                                                  464,148
--------------------------------------------------------------------------------
            8,430  Pinault-Printemps-Redoute
                   ORD                                                  834,934
--------------------------------------------------------------------------------
            2,817  Sears Holdings Corp.(1)                              413,254
--------------------------------------------------------------------------------
           32,100  Target Corporation                                 1,723,770
--------------------------------------------------------------------------------
                                                                     16,865,794
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
--------------------------------------------------------------------------------
          168,107  Xerox Corp.(1)                                     2,281,212
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 4.3%
--------------------------------------------------------------------------------
           39,500  Apache Corp.                                       2,321,020
--------------------------------------------------------------------------------
          468,200  Banpu Public Company
                   Limited ORD                                        1,739,835
--------------------------------------------------------------------------------
          156,360  BG Group plc ORD                                   1,184,534
--------------------------------------------------------------------------------
           36,800  BP plc ADR                                         2,215,360
--------------------------------------------------------------------------------
          485,150  BP plc ORD                                         4,859,300
--------------------------------------------------------------------------------
          168,357  Chevron Corp.                                      9,054,238
--------------------------------------------------------------------------------
           44,156  ConocoPhillips                                     4,761,783
--------------------------------------------------------------------------------
           11,450  EnCana Corp. ORD                                     397,252
--------------------------------------------------------------------------------
           68,690  ENI SpA ORD                                        1,754,485
--------------------------------------------------------------------------------
          359,297  Exxon Mobil Corp.                                 20,192,490
--------------------------------------------------------------------------------
           30,719  LUKOIL ORD                                         1,073,629
--------------------------------------------------------------------------------
           10,246  Marathon Oil Corp.                                   496,829
--------------------------------------------------------------------------------
           10,896  Premcor Inc.                                         739,512
--------------------------------------------------------------------------------
        2,670,500  PT Bumi Resources Tbk ORD(1)                         232,950
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           85,600  Reliance Industries Ltd. ORD                  $    1,047,135
--------------------------------------------------------------------------------
          109,500  Royal Dutch Petroleum Co.
                   New York Shares                                    6,414,510
--------------------------------------------------------------------------------
        1,108,000  Sinopec Zhenhai Refining &
                   Chemical Co. Ltd. Cl H ORD                         1,068,158
--------------------------------------------------------------------------------
           50,648  Sunoco, Inc.                                       5,194,965
--------------------------------------------------------------------------------
           22,420  Total SA ORD                                       4,951,408
--------------------------------------------------------------------------------
           38,700  Unocal Corp.                                       2,205,513
--------------------------------------------------------------------------------
            1,417  Valero Energy Corp.                                   97,235
--------------------------------------------------------------------------------
                                                                     72,002,141
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
           95,990  Louisiana-Pacific Corp.                            2,417,028
--------------------------------------------------------------------------------
           15,600  MeadWestvaco Corp.                                   447,408
--------------------------------------------------------------------------------
            3,412  Potlatch Corp.                                       176,366
--------------------------------------------------------------------------------
           61,099  Weyerhaeuser Co.                                   3,919,501
--------------------------------------------------------------------------------
                                                                      6,960,303
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
           12,237  Alberto-Culver Company Cl B                          542,466
--------------------------------------------------------------------------------
           46,000  Gillette Company                                   2,426,041
--------------------------------------------------------------------------------
           28,000  Shiseido Co., Ltd. ORD                               337,321
--------------------------------------------------------------------------------
                                                                      3,305,828
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 4.1%
--------------------------------------------------------------------------------
           48,900  Abbott Laboratories                                2,358,936
--------------------------------------------------------------------------------
           64,000  American Pharmaceutical
                   Partners Inc.(1)                                   2,810,880
--------------------------------------------------------------------------------
           59,000  Astellas Pharma Inc. ORD                           2,110,056
--------------------------------------------------------------------------------
           67,280  AstraZeneca plc ORD                                2,855,742
--------------------------------------------------------------------------------
           98,000  Bristol-Myers Squibb Co.(2)                        2,485,280
--------------------------------------------------------------------------------
           38,900  Eisai Co. Ltd. ORD                                 1,319,495
--------------------------------------------------------------------------------
           29,700  Eli Lilly and Company                              1,731,510
--------------------------------------------------------------------------------
            4,930  Gedeon Richter Rt. ORD                               643,894
--------------------------------------------------------------------------------
          198,380  GlaxoSmithKline plc ORD                            4,904,366
--------------------------------------------------------------------------------
            4,008  Hanmi Pharm Co. Ltd. ORD                             230,619
--------------------------------------------------------------------------------
          260,219  Johnson & Johnson                                 17,460,695
--------------------------------------------------------------------------------
           45,753  King Pharmaceuticals, Inc.(1)                        432,823
--------------------------------------------------------------------------------
           17,187  Kos Pharmaceuticals, Inc.(1)                         992,206
--------------------------------------------------------------------------------
          158,328  Merck & Co., Inc.                                  5,136,160
--------------------------------------------------------------------------------
            2,521  Mylan Laboratories Inc.                               41,597
--------------------------------------------------------------------------------
          118,896  Novartis AG ORD                                    5,804,799
--------------------------------------------------------------------------------
           36,810  Novo Nordisk A/S Cl B ORD                          1,892,717
--------------------------------------------------------------------------------
          231,721  Pfizer, Inc.                                       6,465,016
--------------------------------------------------------------------------------
           31,141  Roche Holding AG ORD                               3,926,300
--------------------------------------------------------------------------------
           13,070  Sanofi-Aventis ORD                                 1,178,713
--------------------------------------------------------------------------------
           38,653  Taro Pharmaceutical
                   Industries Ltd.(1)                                 1,264,340
--------------------------------------------------------------------------------
           41,800  Watson Pharmaceuticals, Inc.(1)                    1,256,508
--------------------------------------------------------------------------------
           30,300  Wyeth                                              1,314,111
--------------------------------------------------------------------------------
           43,340  Zentiva N.V. ORD(1)                                1,449,175
--------------------------------------------------------------------------------
                                                                     70,065,938
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
REAL ESTATE -- 0.3%
--------------------------------------------------------------------------------
        2,244,700  Amata Corp. plc ORD                           $      629,742
--------------------------------------------------------------------------------
           22,600  Equity Office Properties Trust                       734,274
--------------------------------------------------------------------------------
           20,100  General Growth Properties,
                   Inc.                                                 782,493
--------------------------------------------------------------------------------
            3,609  Jones Lang LaSalle Inc.(1)                           153,058
--------------------------------------------------------------------------------
           12,600  Public Storage Inc.                                  757,638
--------------------------------------------------------------------------------
           11,300  Simon Property Group, Inc.                           776,536
--------------------------------------------------------------------------------
           32,759  Taubman Centers Inc.                               1,039,770
--------------------------------------------------------------------------------
           16,803  Trizec Properties Inc.                               327,827
--------------------------------------------------------------------------------
            9,800  Vornado Realty Trust                                 771,260
--------------------------------------------------------------------------------
                                                                      5,972,598
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.2%
--------------------------------------------------------------------------------
              649  Burlington Northern Santa Fe
                   Corp.                                                 32,074
--------------------------------------------------------------------------------
              330  East Japan Railway Company
                   ORD                                                1,639,506
--------------------------------------------------------------------------------
           36,809  Union Pacific Corp.                                2,464,730
--------------------------------------------------------------------------------
                                                                      4,136,310
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 1.8%
--------------------------------------------------------------------------------
           22,500  Altera Corp.(1)                                      499,275
--------------------------------------------------------------------------------
          132,500  Applied Materials, Inc.                            2,174,325
--------------------------------------------------------------------------------
           48,900  Broadcom Corp.(1)                                  1,735,461
--------------------------------------------------------------------------------
           69,930  Hynix Semiconductor Inc. ORD(1)                    1,103,063
--------------------------------------------------------------------------------
          549,485  Intel Corp.                                       14,797,631
--------------------------------------------------------------------------------
        1,719,000  King Yuan Electronics Co. Ltd.
                   ORD                                                1,567,461
--------------------------------------------------------------------------------
           40,300  Linear Technology Corp.                            1,510,041
--------------------------------------------------------------------------------
           65,468  Microsemi Corporation(1)                           1,350,605
--------------------------------------------------------------------------------
           67,200  National Semiconductor Corp.                       1,352,064
--------------------------------------------------------------------------------
           28,400  NVIDIA Corp.(1)                                      772,196
--------------------------------------------------------------------------------
           19,548  OmniVision Technologies, Inc.(1)                     309,249
--------------------------------------------------------------------------------
           34,200  Photronics Inc.(1)                                   787,626
--------------------------------------------------------------------------------
            1,850  Samsung Electronics ORD                              897,470
--------------------------------------------------------------------------------
          841,000  Taiwan Semiconductor
                   Manufacturing Co. Ltd. ORD                         1,525,678
--------------------------------------------------------------------------------
           31,294  Trident Microsystems, Inc.(1)                        662,807
--------------------------------------------------------------------------------
                                                                     31,044,952
--------------------------------------------------------------------------------
SOFTWARE -- 1.4%
--------------------------------------------------------------------------------
           31,278  Autodesk, Inc.                                     1,237,983
--------------------------------------------------------------------------------
           45,900  Citrix Systems, Inc.(1)                            1,154,844
--------------------------------------------------------------------------------
            6,300  Electronic Arts Inc.(1)                              331,002
--------------------------------------------------------------------------------
           33,546  Internet Security Systems(1)                         744,721
--------------------------------------------------------------------------------
           19,438  Intuit Inc.(1)                                       840,110
--------------------------------------------------------------------------------
           74,691  McAfee Inc.(1)                                     2,142,138
--------------------------------------------------------------------------------
           17,800  Micros Systems, Inc.(1)                              800,644
--------------------------------------------------------------------------------
          388,000  Microsoft Corporation                             10,010,401
--------------------------------------------------------------------------------
          124,742  Oracle Corp.(1)                                    1,599,192
--------------------------------------------------------------------------------
          148,152  Parametric Technology Corp.(1)                       891,875
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           37,329  RADWARE Ltd.(1)                               $      834,303
--------------------------------------------------------------------------------
           45,950  Reynolds & Reynolds Co. Cl A                       1,253,976
--------------------------------------------------------------------------------
           26,767  Softbank SA ORD(1)                                   195,846
--------------------------------------------------------------------------------
           15,541  Symantec Corp.(1)                                    351,382
--------------------------------------------------------------------------------
           70,300  Synopsys, Inc.(1)                                  1,270,321
--------------------------------------------------------------------------------
                                                                     23,658,738
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.8%
--------------------------------------------------------------------------------
           27,300  Abercrombie & Fitch Co.                            1,565,109
--------------------------------------------------------------------------------
           25,645  Advance Auto Parts, Inc.(1)                        1,519,979
--------------------------------------------------------------------------------
           64,138  American Eagle Outfitters, Inc.                    1,815,105
--------------------------------------------------------------------------------
           35,100  AnnTaylor Stores Corporation(1)                      904,176
--------------------------------------------------------------------------------
           12,767  Barnes & Noble Inc.(1)                               483,231
--------------------------------------------------------------------------------
           21,600  Bebe Stores Inc.                                     831,816
--------------------------------------------------------------------------------
            9,905  Children's Place Retail Stores,
                   Inc. (The)(1)                                        462,663
--------------------------------------------------------------------------------
           54,683  Ellerine Holdings Ltd. ORD                           400,972
--------------------------------------------------------------------------------
           83,200  Gap, Inc. (The)                                    1,747,200
--------------------------------------------------------------------------------
           22,000  Hibbett Sporting Goods Inc.(1)                       772,640
--------------------------------------------------------------------------------
          129,860  Home Depot, Inc.                                   5,109,991
--------------------------------------------------------------------------------
           46,300  Men's Wearhouse, Inc. (The)(1)                     2,378,431
--------------------------------------------------------------------------------
          141,605  Michaels Stores, Inc.                              5,962,986
--------------------------------------------------------------------------------
           13,600  O'Reilly Automotive Inc.(1)                          755,480
--------------------------------------------------------------------------------
           40,494  Payless Shoesource, Inc.(1)                          681,514
--------------------------------------------------------------------------------
           68,183  Rent-A-Center Inc.(1)                              1,613,210
--------------------------------------------------------------------------------
            5,959  Ross Stores, Inc.                                    167,925
--------------------------------------------------------------------------------
           14,859  Sherwin-Williams Co.                                 660,483
--------------------------------------------------------------------------------
           32,000  Urban Outfitters Inc.(1)                           1,706,880
--------------------------------------------------------------------------------
            5,400  Williams-Sonoma, Inc.(1)                             212,382
--------------------------------------------------------------------------------
           32,700  Yamada Denki Co Ltd. ORD                           1,784,349
--------------------------------------------------------------------------------
                                                                     31,536,522
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
--------------------------------------------------------------------------------
            5,210  Adidas-Salomon AG ORD                                865,687
--------------------------------------------------------------------------------
           41,070  Compagnie Financiere
                   Richemont AG A Shares ORD                          1,250,128
--------------------------------------------------------------------------------
        3,138,000  I.T Ltd. ORD(1)                                      806,710
--------------------------------------------------------------------------------
           47,143  Jones Apparel Group, Inc.                          1,504,333
--------------------------------------------------------------------------------
           28,700  Liz Claiborne, Inc.                                1,077,685
--------------------------------------------------------------------------------
           13,500  NIKE, Inc. Cl B                                    1,109,700
--------------------------------------------------------------------------------
           21,300  Reebok International Ltd.                            867,123
--------------------------------------------------------------------------------
           19,900  VF Corp.                                           1,122,957
--------------------------------------------------------------------------------
                                                                      8,604,323
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.6%
--------------------------------------------------------------------------------
              659  Corus Bankshares Inc.                                 33,820
--------------------------------------------------------------------------------
          140,670  Countrywide Financial
                   Corporation                                        5,228,704
--------------------------------------------------------------------------------
           18,669  Downey Financial Corp.                             1,400,548
--------------------------------------------------------------------------------
           21,100  Fannie Mae                                         1,249,964
--------------------------------------------------------------------------------
          123,400  Freddie Mac                                        8,025,936
--------------------------------------------------------------------------------
           74,714  Golden West Financial Corp.                        4,678,591
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           53,000  MGIC Investment Corp.                         $    3,251,020
--------------------------------------------------------------------------------
          100,781  Washington Mutual, Inc.                            4,162,255
--------------------------------------------------------------------------------
                                                                     28,030,838
--------------------------------------------------------------------------------
TOBACCO -- 0.1%
--------------------------------------------------------------------------------
           38,300  Altria Group Inc.                                  2,571,462
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
           16,900  Grainger (W.W.), Inc.                                919,191
--------------------------------------------------------------------------------
           56,490  Wolseley plc ORD                                   1,157,288
--------------------------------------------------------------------------------
                                                                      2,076,479
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE -- 0.3%
--------------------------------------------------------------------------------
          160,840  BAA plc ORD                                        1,820,034
--------------------------------------------------------------------------------
           83,795  Cintra Concesiones de
                   Infraestructuras de
                   Transporte SA ORD                                    913,441
--------------------------------------------------------------------------------
          642,000  Cosco Pacific Limited ORD                          1,246,081
--------------------------------------------------------------------------------
          637,730  Macquarie Infrastructure
                   Group ORD                                          1,874,718
--------------------------------------------------------------------------------
                                                                      5,854,274
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
--------------------------------------------------------------------------------
           35,960  America Movil SA de CV
                   Series L ADR                                       2,038,213
--------------------------------------------------------------------------------
          467,000  Digi.Com Bhd ORD(1)                                  639,053
--------------------------------------------------------------------------------
              210  KDDI Corp. ORD                                       963,960
--------------------------------------------------------------------------------
           32,317  Mobile TeleSystems ADR                             1,134,327
--------------------------------------------------------------------------------
           23,919  Nextel Communications, Inc.(1)                       721,875
--------------------------------------------------------------------------------
           61,198  NII Holdings, Inc.(1)                              3,647,401
--------------------------------------------------------------------------------
            9,117  Orascom Telecom Holding
                   SAE ORD                                              804,011
--------------------------------------------------------------------------------
           27,145  Turkcell Iletisim Hizmet ADR                         435,949
--------------------------------------------------------------------------------
           53,047  Vodafone Egypt
                   Telecommunications SAE ORD                           714,006
--------------------------------------------------------------------------------
        1,567,020  Vodafone Group plc ORD                             3,952,333
--------------------------------------------------------------------------------
                                                                     15,051,128
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $951,071,774)                                               1,089,688,837
--------------------------------------------------------------------------------
PREFERRED STOCKS -- 0.1%

DIVERSIFIED FINANCIAL SERVICES(3)
--------------------------------------------------------------------------------
           30,594  Bradespar SA ORD                                     518,243
--------------------------------------------------------------------------------
ELECTRIC UTILITIES(3)
--------------------------------------------------------------------------------
       36,500,000  Cia Energetica de Minas
                   Gerais ORD                                         1,106,672
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
--------------------------------------------------------------------------------
           57,316  Tim Participacoes SA ADR                             902,727
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost $2,336,632)                                                     2,527,642
--------------------------------------------------------------------------------

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS(3)

CONTRACTS
--------------------------------------------------------------------------------
              470  Bristol-Myers Squibb Co.,
                   strike at $22.50, expires
                   6/18/05
(Cost $82,799)                                                   $        3,525
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(4) -- 8.6%

      $16,000,000  FHLMC, 5.00%, settlement
                   date 6/16/05(5)                                   16,184,992
--------------------------------------------------------------------------------
           15,803  FHLMC, 6.50%, 12/1/12                                 16,463
--------------------------------------------------------------------------------
          105,657  FHLMC, 7.00%, 6/1/14                                 110,886
--------------------------------------------------------------------------------
          451,149  FHLMC, 6.50%, 6/1/16                                 470,035
--------------------------------------------------------------------------------
          322,227  FHLMC, 6.50%, 6/1/16                                 335,716
--------------------------------------------------------------------------------
        4,813,351  FHLMC, 4.50%, 1/1/19                               4,800,885
--------------------------------------------------------------------------------
            3,234  FHLMC, 8.00%, 6/1/26                                   3,502
--------------------------------------------------------------------------------
           16,560  FHLMC, 8.00%, 6/1/26                                  17,929
--------------------------------------------------------------------------------
            4,627  FHLMC, 8.00%, 6/1/26                                   5,010
--------------------------------------------------------------------------------
            1,916  FHLMC, 8.00%, 7/1/26                                   2,074
--------------------------------------------------------------------------------
           19,594  FHLMC, 7.00%, 8/1/29                                  20,682
--------------------------------------------------------------------------------
           85,653  FHLMC, 7.50%, 8/1/29                                  91,959
--------------------------------------------------------------------------------
          119,644  FHLMC, 8.00%, 7/1/30                                 129,176
--------------------------------------------------------------------------------
          198,668  FHLMC, 6.50%, 6/1/31                                 206,603
--------------------------------------------------------------------------------
        2,311,018  FHLMC, 5.50%, 12/1/33                              2,348,314
--------------------------------------------------------------------------------
       26,804,500  FNMA, 6.00%, settlement
                   date 6/13/05(5)                                   27,549,987
--------------------------------------------------------------------------------
        5,600,000  FNMA, 4.50%, settlement
                   date 6/16/05(5)                                    5,575,500
--------------------------------------------------------------------------------
        4,570,000  FNMA, 5.00%, settlement
                   date 6/16/05(5)                                    4,622,838
--------------------------------------------------------------------------------
       11,750,000  FNMA, 5.50%, settlement
                   date 6/16/05(5)                                   12,065,781
--------------------------------------------------------------------------------
       11,625,000  FNMA, 5.00%, settlement
                   date 7/14/05(5)                                   11,585,033
--------------------------------------------------------------------------------
       15,456,300  FNMA, 5.50%, settlement
                   date 7/14/05(5)                                   15,639,844
--------------------------------------------------------------------------------
       23,775,000  FNMA, 6.50%, settlement
                   date 7/14/05(5)                                   24,673,980
--------------------------------------------------------------------------------
           95,257  FNMA, 6.50%, 3/1/12                                   99,410
--------------------------------------------------------------------------------
           12,769  FNMA, 6.50%, 4/1/12                                   13,326
--------------------------------------------------------------------------------
           82,508  FNMA, 6.50%, 4/1/12                                   86,105
--------------------------------------------------------------------------------
            2,485  FNMA, 6.50%, 4/1/12                                    2,593
--------------------------------------------------------------------------------
           77,542  FNMA, 6.50%, 4/1/12                                   80,923
--------------------------------------------------------------------------------
          110,509  FNMA, 6.00%, 12/1/13                                 114,636
--------------------------------------------------------------------------------
          332,219  FNMA, 6.00%, 4/1/14                                  344,625
--------------------------------------------------------------------------------
          107,876  FNMA, 7.50%, 6/1/15                                  114,388
--------------------------------------------------------------------------------
           13,027  FNMA, 7.00%, 5/1/26                                   13,803
--------------------------------------------------------------------------------
           14,865  FNMA, 7.00%, 6/1/26                                   15,751
--------------------------------------------------------------------------------
           23,193  FNMA, 7.50%, 3/1/27                                   24,910
--------------------------------------------------------------------------------
           95,114  FNMA, 6.50%, 4/1/29                                   99,079
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $    81,913  FNMA, 6.50%, 6/1/29                           $       85,328
--------------------------------------------------------------------------------
          149,209  FNMA, 6.50%, 6/1/29                                  155,429
--------------------------------------------------------------------------------
           58,425  FNMA, 7.00%, 7/1/29                                   61,780
--------------------------------------------------------------------------------
           65,425  FNMA, 7.00%, 7/1/29                                   69,226
--------------------------------------------------------------------------------
          217,535  FNMA, 6.50%, 8/1/29                                  226,604
--------------------------------------------------------------------------------
          141,355  FNMA, 7.00%, 3/1/30                                  149,426
--------------------------------------------------------------------------------
           42,669  FNMA, 8.00%, 7/1/30                                   46,001
--------------------------------------------------------------------------------
           83,883  FNMA, 7.50%, 9/1/30                                   89,835
--------------------------------------------------------------------------------
          537,630  FNMA, 6.50%, 9/1/31                                  559,732
--------------------------------------------------------------------------------
          451,740  FNMA, 7.00%, 9/1/31                                  477,166
--------------------------------------------------------------------------------
          233,449  FNMA, 6.50%, 1/1/32                                  243,031
--------------------------------------------------------------------------------
        1,727,779  FNMA, 7.00%, 6/1/32                                1,824,562
--------------------------------------------------------------------------------
          904,819  FNMA, 6.50%, 10/1/32                                 941,371
--------------------------------------------------------------------------------
        1,789,030  FNMA, 5.50%, 6/1/33                                1,816,029
--------------------------------------------------------------------------------
        5,252,681  FNMA, 5.50%, 8/1/33                                5,331,950
--------------------------------------------------------------------------------
        7,152,650  FNMA, 5.50%, 1/1/34                                7,260,590
--------------------------------------------------------------------------------
            7,573  GNMA, 9.00%, 4/20/25                                   8,340
--------------------------------------------------------------------------------
            6,705  GNMA, 7.50%, 10/15/25                                  7,215
--------------------------------------------------------------------------------
            7,275  GNMA, 7.50%, 11/15/25                                  7,828
--------------------------------------------------------------------------------
            6,889  GNMA, 6.00%, 4/15/26                                   7,142
--------------------------------------------------------------------------------
            4,316  GNMA, 6.00%, 4/15/26                                   4,474
--------------------------------------------------------------------------------
           13,370  GNMA, 7.50%, 6/15/26                                  14,374
--------------------------------------------------------------------------------
           58,535  GNMA, 7.00%, 12/15/27                                 62,166
--------------------------------------------------------------------------------
          123,582  GNMA, 7.50%, 12/15/27                                132,774
--------------------------------------------------------------------------------
           41,851  GNMA, 6.50%, 1/15/28                                  43,952
--------------------------------------------------------------------------------
          149,398  GNMA, 6.50%, 3/15/28                                 156,896
--------------------------------------------------------------------------------
           69,028  GNMA, 6.00%, 5/15/28                                  71,531
--------------------------------------------------------------------------------
          169,854  GNMA, 6.00%, 5/15/28                                 176,015
--------------------------------------------------------------------------------
            4,939  GNMA, 6.50%, 5/15/28                                   5,187
--------------------------------------------------------------------------------
            5,019  GNMA, 6.50%, 5/15/28                                   5,271
--------------------------------------------------------------------------------
           14,799  GNMA, 6.50%, 5/15/28                                  15,542
--------------------------------------------------------------------------------
           67,832  GNMA, 6.00%, 7/15/28                                  70,292
--------------------------------------------------------------------------------
          104,100  GNMA, 6.00%, 8/15/28                                 107,876
--------------------------------------------------------------------------------
          281,492  GNMA, 7.00%, 5/15/31                                 298,457
--------------------------------------------------------------------------------
        1,446,421  GNMA, 5.50%, 11/15/32                              1,479,418
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $148,418,729)                                                 149,479,548
--------------------------------------------------------------------------------
CORPORATE BONDS -- 8.2%

AEROSPACE & DEFENSE -- 0.1%
--------------------------------------------------------------------------------
        1,440,000  United Technologies Corp.,
                   4.375%, 5/1/10                                     1,449,437
--------------------------------------------------------------------------------
          720,000  United Technologies Corp.,
                   5.40%, 5/1/35                                        743,450
--------------------------------------------------------------------------------
                                                                      2,192,887
--------------------------------------------------------------------------------
BEVERAGES -- 0.1%
--------------------------------------------------------------------------------
          480,000  Diageo Capital plc, 4.375%,
                   5/3/10                                               481,100
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   950,000  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 8/6/03-
                   1/6/04, Cost $952,637)(6)                     $      945,268
--------------------------------------------------------------------------------
                                                                      1,426,368
--------------------------------------------------------------------------------
BUILDING PRODUCTS(3)
--------------------------------------------------------------------------------
          500,000  MAAX Corp., 9.75%, 6/15/12                           453,750
--------------------------------------------------------------------------------
          375,000  Nortek Inc., 8.50%, 9/1/14                           337,500
--------------------------------------------------------------------------------
                                                                        791,250
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.3%
--------------------------------------------------------------------------------
          900,000  Credit Suisse First Boston
                   USA Inc., VRN, 3.33%,
                   6/19/05, resets quarterly off
                   the 3-month LIBOR plus
                   0.28% with no caps                                   902,874
--------------------------------------------------------------------------------
        1,900,000  Goldman Sachs Group, Inc.,
                   5.25%, 10/15/13                                    1,957,737
--------------------------------------------------------------------------------
        1,100,000  Merrill Lynch & Co., Inc.,
                   2.07%, 6/12/06                                     1,079,257
--------------------------------------------------------------------------------
          880,000  Merrill Lynch & Co., Inc.,
                   4.25%, 2/8/10                                        876,076
--------------------------------------------------------------------------------
          430,000  Morgan Stanley, 4.00%,
                   1/15/10                                              421,572
--------------------------------------------------------------------------------
          500,000  Morgan Stanley, 4.25%,
                   5/15/10                                              496,494
--------------------------------------------------------------------------------
          250,000  Refco Finance Holdings LLC,
                   9.00%, 8/1/12                                        262,500
--------------------------------------------------------------------------------
                                                                      5,996,510
--------------------------------------------------------------------------------
CHEMICALS -- 0.1%
--------------------------------------------------------------------------------
          199,000  Huntsman ICI Chemicals,
                   10.125%, 7/1/09                                      207,458
--------------------------------------------------------------------------------
           46,000  IMC Global Inc., 10.875%,
                   6/1/08                                                51,520
--------------------------------------------------------------------------------
          550,000  Lyondell Chemical Co., 9.50%,
                   12/15/08                                             587,125
--------------------------------------------------------------------------------
           46,000  Millennium America Inc.,
                   9.25%, 6/15/08                                        49,795
--------------------------------------------------------------------------------
                                                                        895,898
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.6%
--------------------------------------------------------------------------------
          480,000  AmSouth Bancorp., 5.20%,
                   4/1/15                                               497,915
--------------------------------------------------------------------------------
        2,300,000  Bank of America Corp.,
                   4.375%, 12/1/10                                    2,308,852
--------------------------------------------------------------------------------
        1,100,000  SouthTrust Corp., 5.80%,
                   6/15/14                                            1,179,256
--------------------------------------------------------------------------------
        1,100,000  Wachovia Bank N.A., 4.80%,
                   11/1/14                                            1,111,647
--------------------------------------------------------------------------------
        1,720,000  Wachovia Bank N.A., 4.875%,
                   2/1/15                                             1,748,167
--------------------------------------------------------------------------------
        1,500,000  Wells Fargo & Co., 4.20%,
                   1/15/10                                            1,495,515
--------------------------------------------------------------------------------
          720,000  Wells Fargo Bank N.A.,
                   4.75%, 2/9/15                                        725,872
--------------------------------------------------------------------------------
                                                                      9,067,224
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.2%
--------------------------------------------------------------------------------
      $   400,000  Allied Waste North America,
                   Inc., 6.375%, 4/15/11                         $      384,000
--------------------------------------------------------------------------------
          325,000  Casella Waste Systems Inc.,
                   9.75%, 2/1/13                                        349,375
--------------------------------------------------------------------------------
          475,000  Cenveo Corp., 7.875%,
                   12/1/13                                              452,438
--------------------------------------------------------------------------------
          250,000  Corrections Corp. of America,
                   6.25%, 3/15/13 (Acquired
                   3/8/05, Cost $250,000)(6)                            243,125
--------------------------------------------------------------------------------
          720,000  R.R. Donnelley & Sons
                   Company, 4.95%, 5/15/10
                   (Acquired 5/18/05-5/19/05,
                   Cost $718,284)(6)                                    720,780
--------------------------------------------------------------------------------
          450,000  R.R. Donnelley & Sons
                   Company, 3.75%, 4/1/09                               435,488
--------------------------------------------------------------------------------
          890,000  Waste Management, Inc.,
                   7.00%, 7/15/28                                     1,021,838
--------------------------------------------------------------------------------
                                                                      3,607,044
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT(3)
--------------------------------------------------------------------------------
          300,000  Lucent Technologies Inc.,
                   7.25%, 7/15/06                                       307,500
--------------------------------------------------------------------------------
          375,000  Lucent Technologies Inc.,
                   6.45%, 3/15/29                                       326,250
--------------------------------------------------------------------------------
                                                                        633,750
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS(3)
--------------------------------------------------------------------------------
          500,000  Xerox Corp., 6.875%, 8/15/11                         531,250
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS(3)
--------------------------------------------------------------------------------
          300,000  ACIH Inc., VRN, 0.00%,
                   12/15/07 (Acquired 12/21/04,
                   Cost $215,373)(6)(7)                                 187,500
--------------------------------------------------------------------------------
          275,000  Associated Materials Inc.,
                   9.75%, 4/15/12                                       284,625
--------------------------------------------------------------------------------
                                                                        472,125
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.1%
--------------------------------------------------------------------------------
          650,000  American Express Centurion
                   Bank, 4.375%, 7/30/09                                654,239
--------------------------------------------------------------------------------
        1,090,000  Capital One Financial Corp.,
                   4.80%, 2/21/12                                     1,075,806
--------------------------------------------------------------------------------
                                                                      1,730,045
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.1%
--------------------------------------------------------------------------------
        1,125,000  Ball Corp., 7.75%, 8/1/06                          1,170,000
--------------------------------------------------------------------------------
          250,000  Ball Corp., 6.875%, 12/15/12                         263,438
--------------------------------------------------------------------------------
          250,000  Graham Packaging Co. Inc.,
                   8.50%, 10/15/12 (Acquired
                   9/30/04, Cost $254,063)(6)                           252,500
--------------------------------------------------------------------------------
          400,000  Graham Packaging Co. Inc.,
                   9.875%, 10/15/14 (Acquired
                   9/29/04, Cost $409,000)(6)                           399,000
--------------------------------------------------------------------------------
                                                                      2,084,938
--------------------------------------------------------------------------------
DISTRIBUTORS(3)
--------------------------------------------------------------------------------
          375,000  Amscan Holdings Inc., 8.75%,
                   5/1/14                                               350,625
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.4%
--------------------------------------------------------------------------------
      $ 3,715,346  Lehman Brothers TRAINS(SM),
                   Series 2004-1, 8.21%,
                   8/1/15 (Acquired 5/18/04,
                   Cost $3,743,211)(6)                           $    3,945,096
--------------------------------------------------------------------------------
        2,730,000  Morgan Stanley TRACERS(SM),
                   7.71%, 3/1/32 (Acquired
                   3/15/02-8/28/02, Cost
                   $2,885,524)(6)                                     3,320,021
--------------------------------------------------------------------------------
                                                                      7,265,117
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.0%
--------------------------------------------------------------------------------
        1,000,000  American General Finance
                   Corp., Series 2002 H, 4.50%,
                   11/15/07                                           1,004,410
--------------------------------------------------------------------------------
          960,000  CIT Group Inc., 4.25%,
                   2/1/10                                               951,319
--------------------------------------------------------------------------------
          910,000  CIT Group Inc., 5.125%,
                   9/30/14                                              922,734
--------------------------------------------------------------------------------
        4,196,000  Citigroup Inc., 5.00%,
                   9/15/14                                            4,285,944
--------------------------------------------------------------------------------
          530,000  Ford Motor Credit Co.,
                   6.50%, 1/25/07                                       531,065
--------------------------------------------------------------------------------
        1,900,000  Ford Motor Credit Co.,
                   7.375%, 10/28/09                                   1,839,585
--------------------------------------------------------------------------------
          890,000  Ford Motor Credit Co.,
                   7.25%, 10/25/11                                      841,928
--------------------------------------------------------------------------------
          740,000  General Electric Capital Corp.,
                   4.25%, 12/1/10                                       737,472
--------------------------------------------------------------------------------
        1,000,000  General Motors Acceptance
                   Corp., 6.125%, 8/28/07                               978,523
--------------------------------------------------------------------------------
        1,500,000  HSBC Finance Corp., 4.125%,
                   11/16/09                                           1,481,946
--------------------------------------------------------------------------------
          715,000  HSBC Finance Corp., 4.75%,
                   4/15/10                                              723,576
--------------------------------------------------------------------------------
        1,150,000  J.P. Morgan Chase & Co.,
                   6.75%, 2/1/11                                      1,275,825
--------------------------------------------------------------------------------
                                                                     15,574,327
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
--------------------------------------------------------------------------------
          587,000  AT&T Corp., 9.05%, 11/15/11                          677,251
--------------------------------------------------------------------------------
          880,000  BellSouth Corp., 5.20%,
                   12/15/16                                             896,737
--------------------------------------------------------------------------------
        1,000,000  British Telecommunications
                   plc, 7.00%, 5/23/07                                1,052,177
--------------------------------------------------------------------------------
        1,390,000  Deutsche Telekom
                   International Finance BV,
                   8.50%, 6/15/10                                     1,621,705
--------------------------------------------------------------------------------
          400,000  Deutsche Telekom
                   International Finance BV,
                   5.25%, 7/22/13                                       413,588
--------------------------------------------------------------------------------
          400,000  France Telecom, 8.00%,
                   3/1/11                                               465,867
--------------------------------------------------------------------------------
          250,000  Intelsat Bermuda Ltd., 8.25%,
                   1/15/13 (Acquired 1/24/05,
                   Cost $250,000)(6)                                    255,625
--------------------------------------------------------------------------------
          500,000  Intelsat Bermuda Ltd.,
                   8.625%, 1/15/15 (Acquired
                   1/24/05, Cost $500,000)(6)                           515,625
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   125,000  Intelsat Ltd., 6.50%, 11/1/13                 $       99,375
--------------------------------------------------------------------------------
          350,000  MCI Inc., 8.74%, 5/1/14                              392,875
--------------------------------------------------------------------------------
          350,000  Qwest Capital Funding Inc.,
                   7.75%, 8/15/06                                       356,125
--------------------------------------------------------------------------------
          350,000  Qwest Corp., 7.875%, 9/1/11
                   (Acquired 1/27/05, Cost
                   $374,500)(6)                                         364,875
--------------------------------------------------------------------------------
          500,000  Qwest Services Corp., 14.00%,
                   12/15/10 (Acquired 7/24/03-
                   8/11/04, Cost $565,938)(6)                           572,500
--------------------------------------------------------------------------------
          750,000  Sprint Capital Corp., 8.375%,
                   3/15/12                                              900,656
--------------------------------------------------------------------------------
          450,000  Sprint Capital Corp., 8.75%,
                   3/15/32                                              620,577
--------------------------------------------------------------------------------
          670,000  Verizon Virginia Inc., 4.625%,
                   3/15/13                                              654,297
--------------------------------------------------------------------------------
                                                                      9,859,855
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.5%
--------------------------------------------------------------------------------
          700,000  Carolina Power & Light Co.,
                   5.15%, 4/1/15                                        722,793
--------------------------------------------------------------------------------
        1,350,000  CenterPoint Energy Resources
                   Corp., 6.50%, 2/1/08                               1,417,835
--------------------------------------------------------------------------------
        1,390,000  FirstEnergy Corp., 6.45%,
                   11/15/11                                           1,513,400
--------------------------------------------------------------------------------
          720,000  Florida Power Corp., 4.50%,
                   6/1/10                                               723,901
--------------------------------------------------------------------------------
          400,000  MSW Energy Holdings LLC,
                   8.50%, 9/1/10                                        416,000
--------------------------------------------------------------------------------
          391,000  NRG Energy Inc., 8.00%,
                   12/15/13 (Acquired
                   12/19/03, Cost $404,685)(6)                          414,460
--------------------------------------------------------------------------------
        1,110,000  Pacific Gas & Electric Co.,
                   6.05%, 3/1/34                                      1,224,679
--------------------------------------------------------------------------------
          750,000  Tampa Electric Co., 6.375%,
                   8/15/12                                              824,432
--------------------------------------------------------------------------------
          300,000  Texas Genco LLC, 6.875%,
                   12/15/14 (Acquired 12/8/04,
                   Cost $310,875)(6)                                    309,750
--------------------------------------------------------------------------------
          950,000  Virginia Electric and Power
                   Co., 5.25%, 12/15/15                                 974,648
--------------------------------------------------------------------------------
                                                                      8,541,898
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS(3)
--------------------------------------------------------------------------------
          500,000  Flextronics International Ltd.,
                   6.50%, 5/15/13                                       511,250
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.1%
--------------------------------------------------------------------------------
          500,000  Hanover Compressor Co.,
                   8.625%, 12/15/10                                     517,500
--------------------------------------------------------------------------------
          625,000  Newpark Resources, 8.625%,
                   12/15/07                                             625,000
--------------------------------------------------------------------------------
          350,000  Universal Compression Inc.,
                   7.25%, 5/15/10                                       359,188
--------------------------------------------------------------------------------
                                                                      1,501,688
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.1%
--------------------------------------------------------------------------------
          670,000  CVS Corp., 4.00%, 9/15/09                            663,081
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   550,000  Ingles Markets, Inc., 8.875%,
                   12/1/11                                       $      556,188
--------------------------------------------------------------------------------
        1,200,000  Safeway Inc., 6.50%, 3/1/11                        1,292,209
--------------------------------------------------------------------------------
                                                                      2,511,478
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
          650,000  Cadbury Schweppes US
                   Finance LLC, 5.125%,
                   10/1/13 (Acquired 9/22/03,
                   Cost $646,334)(6)                                    662,752
--------------------------------------------------------------------------------
           16,000  Dole Food Company, Inc.,
                   8.875%, 3/15/11                                       17,120
--------------------------------------------------------------------------------
          575,000  Hines Nurseries Inc., 10.25%,
                   10/1/11                                              595,125
--------------------------------------------------------------------------------
                                                                      1,274,997
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
        1,000,000  Beckman Coulter Inc., 7.45%,
                   3/4/08                                             1,081,406
--------------------------------------------------------------------------------
          425,000  Fisher Scientific International
                   Inc., 6.75%, 8/15/14                                 443,063
--------------------------------------------------------------------------------
          325,000  Sybron Dental Specialties Inc.,
                   8.125%, 6/15/12                                      351,000
--------------------------------------------------------------------------------
          325,000  Universal Hospital Services
                   Inc., 10.125%, 11/1/11                               329,875
--------------------------------------------------------------------------------
                                                                      2,205,344
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 0.1%
--------------------------------------------------------------------------------
          500,000  Alliance Imaging Inc., 7.25%,
                   12/15/12 (Acquired 12/9/04,
                   Cost $504,375)(6)                                    477,500
--------------------------------------------------------------------------------
          400,000  Genesis HealthCare Corp.,
                   8.00%, 10/15/13                                      428,000
--------------------------------------------------------------------------------
          450,000  HCA Inc., 6.95%, 5/1/12                              475,958
--------------------------------------------------------------------------------
                                                                      1,381,458
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.7%
--------------------------------------------------------------------------------
          375,000  Equinox Holdings Inc., 9.00%,
                   12/15/09                                             388,125
--------------------------------------------------------------------------------
          500,000  Herbst Gaming Inc., 8.125%,
                   6/1/12                                               530,000
--------------------------------------------------------------------------------
          250,000  Hollywood Casino Shreveport
                   Corp., 0.00%, 8/1/06(1)(8)                           205,938
--------------------------------------------------------------------------------
          450,000  Intrawest Corp., 7.50%,
                   10/15/13                                             456,750
--------------------------------------------------------------------------------
          500,000  Isle of Capri Casinos Inc.,
                   7.00%, 3/1/14                                        493,750
--------------------------------------------------------------------------------
        1,300,000  MGM Mirage, 6.00%, 10/1/09                         1,304,874
--------------------------------------------------------------------------------
          500,000  MGM Mirage, 8.50%, 9/15/10                           553,750
--------------------------------------------------------------------------------
          450,000  Mohegan Tribal Gaming Auth.,
                   6.375%, 7/15/09                                      457,875
--------------------------------------------------------------------------------
          475,000  Park Place Entertainment
                   Corp., 9.375%, 2/15/07                               509,438
--------------------------------------------------------------------------------
          550,000  Penn National Gaming Inc.,
                   8.875%, 3/15/10                                      592,624
--------------------------------------------------------------------------------
          300,000  Penn National Gaming, Inc.,
                   6.875%, 12/1/11                                      307,500
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   475,000  Resorts International Hotel
                   and Casino Inc., 11.50%,
                   3/15/09                                       $      541,500
--------------------------------------------------------------------------------
          275,000  Six Flags Inc., 8.875%,
                   2/1/10                                               257,813
--------------------------------------------------------------------------------
          300,000  Six Flags Inc., 9.75%,
                   4/15/13                                              268,500
--------------------------------------------------------------------------------
          275,000  Starwood Hotels & Resorts
                   Worldwide Inc., 7.875%,
                   5/1/12                                               309,031
--------------------------------------------------------------------------------
          400,000  Starwood Hotels & Resorts
                   Worldwide Inc., 7.375%,
                   11/15/15                                             441,500
--------------------------------------------------------------------------------
          475,000  Trump Entertainment Resorts,
                   Inc., 8.50%, 6/1/15                                  464,313
--------------------------------------------------------------------------------
          500,000  Wynn Las Vegas LLC, 6.625%,
                   12/1/14 (Acquired 1/25/05,
                   Cost $487,500)(6)                                    482,500
--------------------------------------------------------------------------------
        1,650,000  Yum! Brands Inc., 8.875%,
                   4/15/11                                            1,999,377
--------------------------------------------------------------------------------
                                                                     10,565,158
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.2%
--------------------------------------------------------------------------------
          125,000  Beazer Homes USA Inc.,
                   8.375%, 4/15/12                                      133,750
--------------------------------------------------------------------------------
          650,000  D.R. Horton Inc., 7.875%,
                   8/15/11                                              725,208
--------------------------------------------------------------------------------
          150,000  KB Home, 9.50%, 2/15/11                              161,250
--------------------------------------------------------------------------------
          500,000  KB Home, 6.375%, 8/15/11                             517,083
--------------------------------------------------------------------------------
          425,000  Sealy Mattress Co., 8.25%,
                   6/15/14                                              432,438
--------------------------------------------------------------------------------
          275,000  Standard-Pacific Corp.,
                   9.25%, 4/15/12                                       302,500
--------------------------------------------------------------------------------
          500,000  WCI Communities Inc.,
                   10.625%, 2/15/11                                     537,500
--------------------------------------------------------------------------------
          250,000  William Lyon Homes Inc.,
                   10.75%, 4/1/13                                       267,500
--------------------------------------------------------------------------------
                                                                      3,077,229
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS(3)
--------------------------------------------------------------------------------
          300,000  Spectrum Brands, Inc.,
                   8.50%, 10/1/13                                       314,250
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.1%
--------------------------------------------------------------------------------
        2,380,000  General Electric Co., 5.00%,
                   2/1/13                                             2,450,774
--------------------------------------------------------------------------------
INSURANCE -- 0.3%
--------------------------------------------------------------------------------
          720,000  Allstate Corp. (The), 5.55%,
                   5/9/35                                               745,386
--------------------------------------------------------------------------------
        1,450,000  Allstate Financial Global
                   Funding, 4.25%, 9/10/08
                   (Acquired 9/3/03, Cost
                   $1,447,158)(6)                                     1,448,578
--------------------------------------------------------------------------------
          440,000  American International Group,
                   Inc., 4.25%, 5/15/13                                 423,964
--------------------------------------------------------------------------------
        1,000,000  Genworth Financial Inc.,
                   5.75%, 6/15/14                                     1,072,024
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,100,000  Monumental Global Funding II,
                   3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $1,099,978)(6)                   $    1,097,762
--------------------------------------------------------------------------------
                                                                      4,787,714
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL(3)
--------------------------------------------------------------------------------
          250,000  IAC/InterActiveCorp, 7.00%,
                   1/15/13                                              261,599
--------------------------------------------------------------------------------
MEDIA -- 0.9%
--------------------------------------------------------------------------------
          400,000  Cablevision Systems Corp.,
                   8.00%, 4/15/12                                       422,500
--------------------------------------------------------------------------------
          325,000  Cadmus Communications
                   Corp., 8.375%, 6/15/14                               331,906
--------------------------------------------------------------------------------
          500,000  Cinemark Inc., VRN, 0.00%,
                   3/15/09(7)                                           353,750
--------------------------------------------------------------------------------
          149,000  Comcast Cable
                   Communications Holdings
                   Inc., 8.375%, 3/15/13                                182,794
--------------------------------------------------------------------------------
        2,000,000  Comcast Corp., 5.50%,
                   3/15/11                                            2,090,551
--------------------------------------------------------------------------------
        1,400,000  Continental Cablevision,
                   8.30%, 5/15/06                                     1,455,216
--------------------------------------------------------------------------------
        1,800,000  Cox Communications Inc.,
                   4.625%, 1/15/10                                    1,791,012
--------------------------------------------------------------------------------
          400,000  CSC Holdings Inc., 7.875%,
                   12/15/07                                             419,500
--------------------------------------------------------------------------------
          250,000  CSC Holdings Inc., 6.75%,
                   4/15/12 (Acquired 8/5/04,
                   Cost $241,250)(6)                                    255,625
--------------------------------------------------------------------------------
          500,000  Dex Media Inc., VRN, 0.00%,
                   11/15/08(7)                                          400,000
--------------------------------------------------------------------------------
          500,000  Dex Media Inc., 8.00%,
                   11/15/13                                             533,750
--------------------------------------------------------------------------------
          500,000  DirecTV Holdings LLC/DirecTV
                   Financing Co., 8.375%,
                   3/15/13 (Acquired 4/19/05,
                   Cost $543,750)(6)                                    556,250
--------------------------------------------------------------------------------
          500,000  Echostar DBS Corp., 6.375%,
                   10/1/11                                              507,500
--------------------------------------------------------------------------------
          400,000  Imax Corp., 9.625%, 12/1/10                          420,000
--------------------------------------------------------------------------------
          275,000  Mediacom LLC, 9.50%,
                   1/15/13                                              274,313
--------------------------------------------------------------------------------
          350,000  MediaNews Group, Inc.,
                   6.875%, 10/1/13                                      341,250
--------------------------------------------------------------------------------
          500,000  News America Holdings,
                   7.75%, 1/20/24                                       595,223
--------------------------------------------------------------------------------
          475,000  PanAmSat Corp., 9.00%,
                   8/15/14                                              518,938
--------------------------------------------------------------------------------
          500,000  Primedia Inc., 7.625%,
                   4/1/08                                               505,000
--------------------------------------------------------------------------------
          500,000  Primedia Inc., 8.875%,
                   5/15/11                                              527,500
--------------------------------------------------------------------------------
        1,200,000  Walt Disney Company,
                   5.50%, 12/29/06                                    1,222,184
--------------------------------------------------------------------------------
                                                                     13,704,762
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
METALS & MINING -- 0.1%
--------------------------------------------------------------------------------
      $   250,000  Alcan Inc., 5.00%, 6/1/15                     $      250,878
--------------------------------------------------------------------------------
          880,000  Alcan Inc., 4.50%, 5/15/13                           862,890
--------------------------------------------------------------------------------
          350,000  IPSCO Inc., 8.75%, 6/1/13                            390,250
--------------------------------------------------------------------------------
                                                                      1,504,018
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.1%
--------------------------------------------------------------------------------
          525,000  AES Corporation (The),
                   8.875%, 2/15/11                                      582,750
--------------------------------------------------------------------------------
          500,000  AES Corporation (The),
                   8.75%, 5/15/13 (Acquired
                   5/14/04, Cost $510,000)(6)                           557,500
--------------------------------------------------------------------------------
          250,000  CMS Energy Corp., 7.50%,
                   1/15/09                                              260,625
--------------------------------------------------------------------------------
        1,100,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                    1,094,447
--------------------------------------------------------------------------------
                                                                      2,495,322
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.1%
--------------------------------------------------------------------------------
          450,000  May Department Stores Co.,
                   3.95%, 7/15/07                                       446,478
--------------------------------------------------------------------------------
        1,200,000  May Department Stores Co.,
                   4.80%, 7/15/09                                     1,212,943
--------------------------------------------------------------------------------
                                                                      1,659,421
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 0.5%
--------------------------------------------------------------------------------
          450,000  Chesapeake Energy Corp.,
                   7.50%, 6/15/14                                       489,375
--------------------------------------------------------------------------------
          500,000  Citgo Petroleum Corp., 6.00%,
                   10/15/11                                             492,500
--------------------------------------------------------------------------------
        1,030,000  Devon Energy Corp., 2.75%,
                   8/1/06                                             1,012,903
--------------------------------------------------------------------------------
          300,000  El Paso Corp., 7.875%,
                   6/15/12                                              303,000
--------------------------------------------------------------------------------
        1,830,000  Enterprise Products Operating
                   L.P., 4.625%, 10/15/09                             1,819,198
--------------------------------------------------------------------------------
          550,000  Forest Oil Corp., 7.75%,
                   5/1/14                                               594,000
--------------------------------------------------------------------------------
          300,000  Magellan Midstream Partners,
                   5.65%, 10/15/16                                      307,955
--------------------------------------------------------------------------------
          357,000  Magnum Hunter Resources
                   Inc., 9.60%, 3/15/12                                 394,485
--------------------------------------------------------------------------------
          575,000  Massey Energy Co., 6.625%,
                   11/15/10                                             586,500
--------------------------------------------------------------------------------
          870,000  Nexen Inc., 5.875%, 3/10/35                          861,813
--------------------------------------------------------------------------------
          300,000  Pacific Energy Partners L.P./
                   Pacific Energy Finance Corp.,
                   7.125%, 6/15/14                                      313,500
--------------------------------------------------------------------------------
          275,000  Range Resources Corp.,
                   7.375%, 7/15/13                                      286,000
--------------------------------------------------------------------------------
          200,000  Williams Companies Inc.,
                   8.125%, 3/15/12                                      226,000
--------------------------------------------------------------------------------
          250,000  Williams Companies Inc.,
                   7.875%, 9/1/21                                       278,750
--------------------------------------------------------------------------------
          910,000  XTO Energy Inc., 5.30%,
                   6/30/15                                              917,886
--------------------------------------------------------------------------------
                                                                      8,883,865
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
      $   450,000  Boise Cascade LLC, 7.125%,
                   10/15/14 (Acquired 12/8/04-
                   2/15/05, Cost $475,875)(6)                    $      430,875
--------------------------------------------------------------------------------
          525,000  Georgia-Pacific Corp., 7.70%,
                   6/15/15                                              595,875
--------------------------------------------------------------------------------
          320,000  Norske Skog Canada Ltd.,
                   7.375%, 3/1/14                                       300,800
--------------------------------------------------------------------------------
                                                                      1,327,550
--------------------------------------------------------------------------------
PERSONAL PRODUCTS(3)
--------------------------------------------------------------------------------
          195,000  WH Holdings Ltd./WH Capital
                   Corp., 9.50%, 4/1/11                                 208,650
--------------------------------------------------------------------------------
PHARMACEUTICALS(3)
--------------------------------------------------------------------------------
          450,000  Schering-Plough Corp.,
                   5.30%, 12/1/13                                       475,534
--------------------------------------------------------------------------------
REAL ESTATE(3)
--------------------------------------------------------------------------------
          550,000  Host Marriott L.P., 7.00%,
                   8/15/12                                              567,875
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.1%
--------------------------------------------------------------------------------
        1,150,000  Canadian National Railway
                   Co., 6.25%, 8/1/34                                 1,308,942
--------------------------------------------------------------------------------
           30,000  Norfolk Southern Corp.,
                   7.80%, 5/15/27                                        39,311
--------------------------------------------------------------------------------
          770,000  Norfolk Southern Corp.,
                   5.64%, 5/17/29                                       794,150
--------------------------------------------------------------------------------
                                                                      2,142,403
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT(3)
--------------------------------------------------------------------------------
          500,000  Amkor Technology Inc.,
                   7.75%, 5/15/13                                       411,250
--------------------------------------------------------------------------------
SOFTWARE -- 0.1%
--------------------------------------------------------------------------------
        1,040,000  Computer Associates
                   International Inc., 4.75%,
                   12/1/09 (Acquired 12/9/04,
                   Cost $1,054,914)(6)                                1,028,617
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.1%
--------------------------------------------------------------------------------
          450,000  Asbury Automotive Group Inc.,
                   9.00%, 6/15/12                                       461,250
--------------------------------------------------------------------------------
          375,000  Asbury Automotive Group Inc.,
                   8.00%, 3/15/14                                       359,063
--------------------------------------------------------------------------------
          200,000  Couche-Tard U.S. L.P./
                   Couche-Tard Finance Corp.,
                   7.50%, 12/15/13                                      209,000
--------------------------------------------------------------------------------
          375,000  Toys "R" Us, Inc., 7.375%,
                   10/15/18                                             301,875
--------------------------------------------------------------------------------
          275,000  United Auto Group, Inc.,
                   9.625%, 3/15/12                                      290,125
--------------------------------------------------------------------------------
                                                                      1,621,313
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS(3)
--------------------------------------------------------------------------------
          250,000  Perry Ellis International Inc.,
                   8.875%, 9/15/13                                      256,250
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS(3)
--------------------------------------------------------------------------------
          550,000  United Rentals North America
                   Inc., 6.50%, 2/15/12                                 543,813
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
--------------------------------------------------------------------------------
      $   500,000  Nextel Communications Inc.,
                   7.375%, 8/1/15                                $      543,125
--------------------------------------------------------------------------------
          300,000  Nextel Partners Inc., 8.125%,
                   7/1/11                                               327,750
--------------------------------------------------------------------------------
          300,000  Rogers Wireless
                   Communications Inc., 7.25%,
                   12/15/12                                             322,500
--------------------------------------------------------------------------------
          350,000  Rogers Wireless
                   Communications Inc., 7.50%,
                   3/15/15                                              375,375
--------------------------------------------------------------------------------
          250,000  SBA Communications Corp.,
                   8.50%, 12/1/12                                       266,250
--------------------------------------------------------------------------------
          375,000  Ubiquitel Inc., 9.875%, 3/1/11                       406,875
--------------------------------------------------------------------------------
                                                                      2,241,875
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $138,482,733)                                                 140,936,568
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(4) -- 4.9%

          209,020  ABSC Non-Improvement Trust,
                   Series 2004 HE5, Class A1,
                   5.00%, 8/27/34 (Acquired
                   6/22/04, Cost $208,461)(6)                           207,918
--------------------------------------------------------------------------------
        3,234,592  Accredited Mortgage Loan
                   Trust, Series 2004-4,
                   Class A2A, VRN, 3.24%,
                   6/27/05, resets monthly off
                   the 1-month LIBOR plus
                   0.15% with no caps                                 3,237,917
--------------------------------------------------------------------------------
           19,151  AQ Finance Non-Improvement
                   Trust, Series 2003 N11A,
                   7.14%, 11/25/33 (Acquired
                   9/18/03, Cost $19,151)(6)                             19,112
--------------------------------------------------------------------------------
          143,400  AQ Finance Non-Improvement
                   Trust, Series 2004 RN4,
                   Class A, 4.60%, 7/25/34
                   (Acquired 6/9/04, Cost
                   $143,291)(6)                                         142,873
--------------------------------------------------------------------------------
          161,343  AQ Finance Non-Improvement
                   Trust, Series 2004 RN5,
                   Class A, 5.19%, 6/29/34
                   (Acquired 6/24/04, Cost
                   $161,343)(6)                                         160,731
--------------------------------------------------------------------------------
           54,555  Argent Non-Improvement
                   Trust, Series 2004 WN2,
                   Class A, 4.55%, 4/25/34
                   (Acquired 3/4/04, Cost
                   $54,552)(6)                                           54,571
--------------------------------------------------------------------------------
          123,503  Argent Non-Improvement
                   Trust, Series 2004 WN8,
                   Class A, 4.70%, 7/25/34
                   (Acquired 6/18/04, Cost
                   $123,389)(6)                                         123,132
--------------------------------------------------------------------------------
          139,033  Argent Non-Improvement
                   Trust, Series 2004 WN9,
                   Class A, 5.19%, 10/25/34
                   (Acquired 9/9/04, Cost
                   $139,028)(6)                                         138,616
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   201,124  Argent Non-Improvement
                   Trust, Series 2004 WN10,
                   Class A, 4.21%, 11/25/34
                   (Acquired 10/19/04, Cost
                   $201,124)(6)                                  $      200,944
--------------------------------------------------------------------------------
           11,001  Asset Backed Funding Corp.
                   Non-Improvement Trust,
                   Series 2003-1, Class N1,
                   6.90%, 7/26/33                                        10,994
--------------------------------------------------------------------------------
          179,692  Asset Backed Funding Corp.
                   Non-Improvement Trust,
                   Series 2004 OPT4, Class N1,
                   4.45%, 5/26/34                                       178,805
--------------------------------------------------------------------------------
        4,700,000  Capital One Prime Auto
                   Receivables Trust, Series
                   2004-2, Class A4, VRN, 3.15%,
                   6/15/05, resets monthly off
                   the 1-month LIBOR plus
                   0.06% with no caps(9)                              4,707,887
--------------------------------------------------------------------------------
          917,705  Centex Home Equity, Series
                   2004 C, Class AF1, VRN,
                   2.82%, 6/1/05                                        913,169
--------------------------------------------------------------------------------
        4,750,000  CNH Equipment Trust, Series
                   2004 A, Class A3A, VRN,
                   3.16%, 6/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.07% and
                   no caps(9)                                         4,755,634
--------------------------------------------------------------------------------
        1,105,419  Countrywide Asset-Backed
                   Certificates, Series 2004-11,
                   Class A1, VRN, 3.28%,
                   6/27/05, resets monthly off
                   the 1-month LIBOR plus
                   0.19% with no caps                                 1,106,469
--------------------------------------------------------------------------------
          150,208  Countrywide Asset-Backed
                   Certificates, Series 2004-11N,
                   Class N, 5.25%, 4/25/36
                   (Acquired 10/27/04, Cost
                   $150,128)(6)                                         149,691
--------------------------------------------------------------------------------
        4,670,866  Countrywide Asset-Backed
                   Certificates, Series 2004-13,
                   Class AV1, VRN, 3.23%,
                   6/27/05, resets monthly off
                   the 1-month LIBOR plus
                   0.14% with no caps(9)                              4,674,695
--------------------------------------------------------------------------------
          183,382  Countrywide Asset-Backed
                   Certificates, Series 2004-5N,
                   Class N1, 5.50%, 10/25/35                            182,911
--------------------------------------------------------------------------------
        1,736,900  Countrywide Partnership Trust,
                   Series 2004 EC1, Class 2A1,
                   VRN, 3.26%, 6/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.17% with
                   no caps                                            1,738,255
--------------------------------------------------------------------------------
        1,435,697  Equifirst Mortgage Loan Trust,
                   Series 2004-3, Class A1, VRN,
                   3.18%, 6/27/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.16% with
                   no caps                                            1,436,781
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   144,536  Finance America
                   Non-Improvement Trust,
                   Series 2004-1, Class A,
                   5.25%, 6/27/34                                $      143,886
--------------------------------------------------------------------------------
        4,010,900  First Franklin Mortgage Loan
                   Asset Backed Certificates,
                   Series 2004 FF11, Class 2A1,
                   VRN, 3.24%, 6/27/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.15% with
                   no caps                                            4,013,122
--------------------------------------------------------------------------------
        3,387,695  First Franklin Mortgage Loan
                   Asset Backed Certificates,
                   Series 2005 FF4, Class 2A1,
                   VRN, 3.17%, 6/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.08% with
                   no caps                                            3,390,025
--------------------------------------------------------------------------------
           86,599  First Franklin
                   Non-Improvement Trust,
                   Series 2004 FF1, Class N1,
                   4.50%, 9/25/05                                        86,434
--------------------------------------------------------------------------------
          800,000  Ford Credit Auto Owner Trust,
                   Series 2002 A, Class B,
                   4.79%, 11/15/06                                      801,776
--------------------------------------------------------------------------------
       10,425,000  Ford Credit Floorplan Master
                   Owner Trust, Series 2004-1,
                   Class A, VRN, 3.13%, 6/15/05,
                   resets monthly off the
                   1-month LIBOR plus 0.04%
                   with no caps(9)                                   10,440,001
--------------------------------------------------------------------------------
          110,458  Fremont Non-Improvement
                   Trust, Series 2004 B, 4.70%,
                   5/25/34 (Acquired 5/20/04,
                   Cost $110,458)(6)                                    110,110
--------------------------------------------------------------------------------
        5,244,916  GE Corporate Aircraft
                   Financing LLC, Series
                   2004-1A, Class A1, VRN,
                   3.18%, 6/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.09% with no
                   caps (Acquired 10/5/04,
                   Cost $5,244,916)(6)(9)                             5,241,637
--------------------------------------------------------------------------------
          211,037  GSAMP Non-Improvement
                   Trust, Series 2004, Class N1,
                   5.50%, 9/25/34 (Acquired
                   9/20/04, Cost $211,131)(6)                           210,973
--------------------------------------------------------------------------------
          177,755  Long Beach Asset Holdings
                   Corp., Series 2004-5, Class C
                   and P, 5.00%, 9/25/34
                   (Acquired 9/15/04, Cost
                   $178,141)(6)                                         177,136
--------------------------------------------------------------------------------
          651,739  Long Beach Asset Holdings
                   Corp., Series 2005-1, Class N1,
                   4.12%, 2/25/35 (Acquired
                   1/19/05, Cost $651,739)(6)                           651,739
--------------------------------------------------------------------------------
           38,507  MASTR Non-Improvement
                   Trust, Series 2004 CI3,
                   Class N1, 4.45%, 2/26/34
                   (Acquired 5/18/04, Cost
                   $38,505)(6)                                           38,388
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $    40,114  Merrill Lynch Mortgage
                   Investors Inc., Series 2003
                   OP1N, Class N1, 7.25%,
                   7/25/34                                       $       40,073
--------------------------------------------------------------------------------
            4,790  Morgan Stanley ABS Capital I,
                   Series 2004 NC2N, Class X
                   and P, 6.25%, 12/25/33
                   (Acquired 3/16/04, Cost
                   $4,814)(6)                                             4,789
--------------------------------------------------------------------------------
       10,770,753  NovaStar Home Equity Loan,
                   Series 2004-4, Class A2A,
                   VRN, 3.28%, 6/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.19% with a
                   cap of 11.00%                                     10,778,733
--------------------------------------------------------------------------------
        4,993,732  NovaStar Home Equity Loan,
                   Series 2005-1, Class A2A,
                   VRN, 3.21%, 6/27/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.12% with a
                   cap of 11.00%(9)                                   4,997,587
--------------------------------------------------------------------------------
          196,191  NovaStar Non-Improvement
                   Trust, Series 2004 N2,
                   Class X, O and P, 4.46%,
                   6/26/34 (Acquired 7/20/04,
                   Cost $196,191)(6)                                    195,254
--------------------------------------------------------------------------------
        5,352,090  Park Place Securities Inc.,
                   Series 2004 WHQ2,
                   Class A3B, VRN, 3.25%,
                   6/27/05, resets monthly off
                   the 1-month LIBOR plus
                   0.16% with no caps                                 5,356,253
--------------------------------------------------------------------------------
        2,259,666  Residential Asset Mortgage
                   Products Inc., Series
                   2004 RS10, Class AII1, VRN,
                   3.26%, 6/27/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.17% with a
                   cap of 14.00%                                      2,261,591
--------------------------------------------------------------------------------
          450,000  Residential Asset Securities
                   Corp., Series 2004 KS2,
                   Class MI1, 4.71%, 3/25/34                            446,991
--------------------------------------------------------------------------------
        4,175,584  Residential Asset Securities
                   Corp., Series 2004 KS7,
                   Class A2B1, VRN, 3.23%,
                   6/27/05, resets monthly off
                   the 1-month LIBOR plus
                   0.14% with no caps                                 4,178,979
--------------------------------------------------------------------------------
          149,749  Sail Net Interest Margin Notes,
                   Series 2004 BNCA, Class A,
                   5.00%, 9/27/34 (Acquired
                   8/5/04, Cost $149,529)(6)                            150,020
--------------------------------------------------------------------------------
          249,801  Sail Net Interest Margin Notes,
                   Series 2004-8A, Class A,
                   5.00%, 9/27/34 (Acquired
                   9/13/04, Cost $250,347)(6)                           248,763
--------------------------------------------------------------------------------
          187,503  Sharps SP I LLC Net Interest
                   Margin Trust, Series
                   2004 OP1N, Class NA, 5.19%,
                   4/25/34 (Acquired 6/9/04,
                   Cost $187,498)(6)                                    187,562
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   270,266  SLM Student Loan Trust,
                   Series 2004-8, Class A1, VRN,
                   3.15%, 7/25/05, resets
                   quarterly off the 3-month
                   LIBOR minus 0.01% with
                   no caps                                       $      270,436
--------------------------------------------------------------------------------
        5,791,373  SLM Student Loan Trust,
                   Series 2005-2, Class A1, VRN,
                   3.14%, 7/25/05, resets
                   quarterly off the 3-month
                   LIBOR minus 0.02% with
                   no caps                                            5,792,978
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $84,307,298)                                                   84,356,341
--------------------------------------------------------------------------------
COMMERCIAL PAPER(10) -- 4.8%

        5,500,000  Alcon Capital Corp., 2.90%,
                   6/7/05 (Acquired 4/19/05,
                   Cost $5,478,733)(6)                                5,497,261
--------------------------------------------------------------------------------
        5,500,000  Alcon Capital Corp., 3.05%,
                   7/11/05 (Acquired 5/12/05,
                   Cost $5,472,042)(6)                                5,481,284
--------------------------------------------------------------------------------
        5,500,000  Allied Irish Banks N.A.,
                   2.92%, 6/2/05 (Acquired
                   4/6/05, Cost $5,475,018)(6)                        5,499,537
--------------------------------------------------------------------------------
        5,500,000  Amsterdam Funding Corp.,
                   2.99%, 6/3/05 (Acquired
                   4/26/05, Cost $5,482,641)(6)                       5,499,064
--------------------------------------------------------------------------------
        5,500,000  Cedar Springs Capital Co.,
                   3.03%, 6/24/05 (Acquired
                   5/25/05, Cost $5,486,113)(6)                       5,489,336
--------------------------------------------------------------------------------
        5,500,000  Citigroup Global Markets
                   Holdings Inc., 3.01%, 6/16/05                      5,493,147
--------------------------------------------------------------------------------
        5,500,000  Countrywide Financial Corp.,
                   3.11%, 6/13/05                                     5,494,209
--------------------------------------------------------------------------------
        5,500,000  Dexia Delaware LLC, 3.01%,
                   6/8/05                                             5,496,804
--------------------------------------------------------------------------------
        5,500,000  Dexia Delaware LLC, 3.00%,
                   6/23/05                                            5,489,908
--------------------------------------------------------------------------------
        5,500,000  General Electric Capital Corp.,
                   2.96%, 6/10/05                                     5,495,892
--------------------------------------------------------------------------------
        5,500,000  National Australia Funding,
                   3.00%, 6/27/05 (Acquired
                   5/25/05, Cost $5,484,875)(6)                       5,488,032
--------------------------------------------------------------------------------
        5,500,000  Network Rail CP Finance plc,
                   3.01%, 6/27/05 (Acquired
                   5/27/05, Cost $5,485,744)(6)                       5,488,032
--------------------------------------------------------------------------------
        5,500,000  Old Line Funding Corp.,
                   3.07%, 7/7/05 (Acquired
                   5/27/05, Cost $5,480,770)(6)                       5,483,077
--------------------------------------------------------------------------------
        5,500,000  Societe Generale North
                   America, 3.03%, 6/30/05                            5,486,619
--------------------------------------------------------------------------------
        5,500,000  Thunder Bay Funding Inc.,
                   2.88%, 6/6/05 (Acquired
                   3/9/05, Cost $5,460,840)(6)                        5,497,662
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost $82,380,342)                                                   82,379,864
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 3.9%

      $ 7,000,000  FHLB, 3.375%, 9/14/07(9)                      $    6,941,907
--------------------------------------------------------------------------------
        3,780,000  FHLB, 4.60%, 4/11/08(9)                            3,809,042
--------------------------------------------------------------------------------
        8,700,000  FHLMC, 6.625%, 9/15/09                             9,607,088
--------------------------------------------------------------------------------
       13,100,000  FHLMC, 7.00%, 3/15/10                             14,799,109
--------------------------------------------------------------------------------
        4,300,000  FHLMC, 5.625%, 3/15/11(9)                          4,643,265
--------------------------------------------------------------------------------
       10,600,000  FNMA, 5.25%, 4/15/07(9)                           10,876,278
--------------------------------------------------------------------------------
        2,200,000  FNMA, 6.625%, 10/15/07(9)                          2,340,881
--------------------------------------------------------------------------------
        9,850,000  FNMA, 5.75%, 2/15/08                              10,321,323
--------------------------------------------------------------------------------
        4,200,000  FNMA, 6.125%, 3/15/12(9)                           4,678,128
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $67,800,462)                                                   68,017,021
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 3.2%

        2,750,000  U.S. Treasury Bonds, 8.00%,
                   11/15/21(9)                                        3,928,312
--------------------------------------------------------------------------------
        9,730,000  U.S. Treasury Bonds, 6.25%,
                   8/15/23(9)                                        11,990,707
--------------------------------------------------------------------------------
        4,950,000  U.S. Treasury Bonds, 6.125%,
                   11/15/27(9)                                        6,156,567
--------------------------------------------------------------------------------
        1,300,000  U.S. Treasury Bonds, 5.50%,
                   8/15/28(9)                                         1,505,461
--------------------------------------------------------------------------------
       10,610,000  U.S. Treasury Bonds, 5.375%,
                   2/15/31(9)                                        12,291,028
--------------------------------------------------------------------------------
        6,578,520  U.S. Treasury Inflation Indexed
                   Notes, 1.625%, 1/15/15(9)                          6,585,717
--------------------------------------------------------------------------------
        1,300,000  U.S. Treasury Notes, 4.75%,
                   5/15/14(9)                                         1,374,243
--------------------------------------------------------------------------------
        6,620,000  U.S. Treasury Notes, 4.25%,
                   8/15/14(9)                                         6,747,488
--------------------------------------------------------------------------------
        5,200,000  U.S. Treasury Notes, 4.125%,
                   5/15/15(9)                                         5,252,005
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $53,260,763)                                                   55,831,528
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(4) -- 3.1%

       22,922,298  Bank of America Commercial
                   Mortgage Inc. STRIPS -
                   COUPON, Series 2004-1,
                   Class XP, VRN, 0.96%, 6/1/05                         621,790
--------------------------------------------------------------------------------
        1,600,000  Bank of America Large Loan,
                   Series 2005 BOCA, Class A1,
                   VRN, 3.21%, 6/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.12% with no
                   caps (Acquired 3/4/05, Cost
                   $1,600,000)(6)                                     1,600,726
--------------------------------------------------------------------------------
        6,000,000  Bank of America Mortgage
                   Securities, Series 2004 F,
                   Class 2A5, VRN, 4.17%,
                   6/1/05(9)                                          5,959,849
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $29,000,000  Bear Stearns Commercial
                   Mortgage Securities STRIPS -
                   COUPON, Series 2004 T16,
                   Class X2, VRN, 0.97%,
                   6/1/05                                        $    1,183,577
--------------------------------------------------------------------------------
        7,237,232  Bear Stearns Commercial
                   Mortgage Securities, Series
                   2004 BA5A, Class A1, VRN,
                   3.22%, 6/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.13% with no
                   caps (Acquired 12/15/04,
                   Cost $7,237,232)(6)(9)                             7,242,573
--------------------------------------------------------------------------------
        3,725,472  Citigroup Commercial
                   Mortgage Trust, Series 2004
                   FL1, Class A1, VRN, 3.22%,
                   6/15/05, resets monthly off
                   the 1-month LIBOR plus
                   0.13% with no caps(9)                              3,730,680
--------------------------------------------------------------------------------
       18,765,585  Commercial Mortgage
                   Acceptance Corp. STRIPS -
                   COUPON, Series 1998 C2,
                   Class X, VRN, 1.15%, 6/1/05                          707,875
--------------------------------------------------------------------------------
        2,488,612  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2004 HTL1, Class A1,
                   VRN, 3.33%, 6/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.24% with
                   no caps(9)                                         2,492,397
--------------------------------------------------------------------------------
        4,150,000  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2005 F10A, Class A1,
                   VRN, 3.19%, 6/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.10% with no
                   caps (Acquired 3/18/05,
                   Cost $4,150,000)(6)(9)                             4,151,917
--------------------------------------------------------------------------------
        4,300,000  FHLMC, Series 2005-2937,
                   Class KA, 4.50%, 12/15/14                          4,327,632
--------------------------------------------------------------------------------
          434,005  First Union National Bank
                   Commercial Mortgage, Series
                   2001 C3, Class A1 SEQ,
                   5.20%, 8/15/33                                       436,719
--------------------------------------------------------------------------------
        1,535,741  FNMA, Series 2003-52,
                   Class KF SEQ, VRN, 3.49%,
                   6/25/05, resets monthly off
                   the 1-month LIBOR plus
                   0.40% with no caps                                 1,540,924
--------------------------------------------------------------------------------
        1,187,618  GMAC Commercial Mortgage
                   Securities Inc., Series
                   2002 C2, Class A1 SEQ,
                   4.32%, 10/15/38                                    1,192,440
--------------------------------------------------------------------------------
        4,400,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2003 C5, Class A2 SEQ,
                   3.48%, 7/15/27(9)                                  4,322,010
--------------------------------------------------------------------------------
          442,229  MASTR Alternative Loans
                   Trust, Series 2003-8,
                   Class 4A1, 7.00%, 12/25/33                           451,019
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $    32,323  Nationslink Funding Corp.,
                   Series 1998-2, Class A1 SEQ,
                   6.00%, 8/20/30                                $       32,370
--------------------------------------------------------------------------------
        2,299,430  Wachovia Bank Commercial
                   Mortgage Trust, Series
                   2005 WL5A, Class A1, VRN,
                   3.19%, 6/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.10% with no
                   caps (Acquired 3/24/05,
                   Cost $2,299,430)(6)(9)                             2,300,097
--------------------------------------------------------------------------------
        3,400,000  Washington Mutual, Series
                   2004 AR4, Class A6, 3.81%,
                   6/25/34(9)                                         3,346,015
--------------------------------------------------------------------------------
        2,900,000  Washington Mutual, Series
                   2004 AR9, Class A6, 4.28%,
                   8/25/34(9)                                         2,888,736
--------------------------------------------------------------------------------
        4,500,000  Washington Mutual, Series
                   2004 AR9, Class A7, VRN,
                   4.21%, 6/1/05(9)                                   4,495,577
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $53,009,276)                                                   53,024,923
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS
& AGENCIES -- 1.1%

       13,038,000  German Federal Republic,
                   2.50%, 3/23/07                                    16,137,712
--------------------------------------------------------------------------------
        1,430,000  Republic of Italy, 4.00%,
                   6/16/08                                            1,435,137
--------------------------------------------------------------------------------
        1,200,000  United Mexican States,
                   5.875%, 1/15/14                                    1,251,000
--------------------------------------------------------------------------------
          290,000  United Mexican States,
                   6.75%, 9/27/34                                       307,110
--------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $19,850,575)                                                   19,130,959
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(11) -- 0.3%

           57,000  FICO STRIPS - COUPON,
                   3.23%, 11/30/05                                       56,080
--------------------------------------------------------------------------------
          100,000  FICO STRIPS - COUPON,
                   3.24%, 12/6/05                                        98,328
--------------------------------------------------------------------------------
          151,000  FICO STRIPS - COUPON,
                   3.24%, 12/6/05                                       148,476
--------------------------------------------------------------------------------
        5,000,000  FNMA STRIPS - COUPON,
                   3.24%, 12/13/05(9)                                 4,910,125
--------------------------------------------------------------------------------
          120,000  TVA STRIPS - COUPON,
                   3.24%, 12/15/05                                      117,840
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $5,335,915)                                                     5,330,849
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(11) -- 0.2%

      $ 3,420,000  CATS, 3.66%, 5/15/06(9)                       $    3,307,848
--------------------------------------------------------------------------------
          704,500  TBR, 3.66%, 5/15/06                                  681,717
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $3,984,169)                                                     3,989,565
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.2%

        1,150,000  Illinois GO, (Taxable Pension),
                   5.10%, 6/1/33                                      1,169,849
--------------------------------------------------------------------------------
        2,300,000  Orange County Housing
                   Finance Auth. Rev., Series
                   2002 B, (Millenia), VRDN,
                   3.10%, 6/1/05 (LOC:
                   Keybank N.A.)                                      2,300,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $3,454,648)                                                     3,469,849
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 4.8%

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Treasury obligations, 6.25%, 8/15/23, valued
at $85,560,345), in a joint trading account
at 2.90%, dated 5/31/05, due 6/1/05
(Delivery value $83,206,702)(9)
(Cost $83,200,000)                                                  $83,200,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 106.5%
(Cost $1,696,976,115)                                             1,841,367,019
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (6.5)%                                              (112,380,913)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,728,986,106
================================================================================

FUTURES CONTRACTS*
                                                Underlying Face      Unrealized
  Contracts Purchased      Expiration Date      Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
  174  U.S. Treasury
       10-Year Notes       September 2005         $19,708,219          $97,484
                                              ==================================

                                                Underlying Face      Unrealized
    Contracts Sold         Expiration Date      Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
  363  U.S. Treasury
       2-Year Notes        September 2005         $75,401,906        $ (85,895)
--------------------------------------------------------------------------------
  185  U.S. Treasury
       5-Year Notes        September 2005          20,121,641          (62,565)
--------------------------------------------------------------------------------
                                                  $95,523,547        $(148,460)
                                              ==================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

ABSC = Asset-Backed Securities Corp.

ADR = American Depositary Receipt

BOCA = Boca Raton

CATS = Certificates of Accrual of Treasury Securities

EAFE = Europe, Australasia, and Far East

Equivalent = Security whose principal payments are secured by U.S. Treasurys.

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

FNMA = Federal National Mortgage Association

GDR = Global Depositary Receipt

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

GSAMP = Goldman Sachs Mortgage Pass-through

LB-UBS = Lehman Brothers Inc. -- UBS AG

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MASTR = Mortgage Asset Securitization Transactions, Inc.

MSCI = Morgan Stanley Capital International

OJSC = Open Joint Stock Company

ORD = Foreign Ordinary Share

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TBR = Treasury Bond Receipts

TRACERS(SM) = Traded Custody Receipts(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

TRAINS(SM) = Target Return Index Securities(SM). Rate indicated is the weighted average coupon of the underlying securities held.

TVA = Tennessee Valley Authority

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2005.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective May 31, 2005.

(1)  Non-income producing.

(2)  Security, or a portion thereof, is being held in connection with an open put option.

(3)  Category is less than 0.05% of total net assets.

(4)  Final maturity indicated, unless otherwise noted.

(5)  Forward commitment.

(6)  Security was purchased under Rule 144A or Section 4(2) of the Securities
     Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2005, was $92,576,641, which represented 5.4% of total net assets.

(7)  Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective May 31, 2005.

(8)  Security is in default.

(9)  Security, or a portion thereof, has been segregated for a forward commitment and/or futures contract.

(10) The rate indicated is the yield to maturity at purchase.

(11) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Performance

TOTAL RETURNS AS OF MAY 31, 2005
                                             ----------------------
                                             AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                                 1 YEAR      5 YEARS     INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                    9.04%       1.59%       8.24%         2/15/96
--------------------------------------------------------------------------------
S&P 500 INDEX(1)                  8.24%      -1.93%       8.66%(2)         --
--------------------------------------------------------------------------------
LEHMAN BROTHERS
U.S. AGGREGATE INDEX(1)           6.82%       7.73%       6.75%(2)         --
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX(1)                     2.05%       2.41%       3.62%(2)         --
--------------------------------------------------------------------------------
Institutional Class               9.24%         --        1.41%         8/1/00
--------------------------------------------------------------------------------
Advisor Class                     8.64%       1.34%       7.71%         10/2/96
--------------------------------------------------------------------------------
A Class                                                                 9/30/04
   No sales charge*                 --          --        7.92%(3)
   With sales charge*               --          --        1.78%(3)
--------------------------------------------------------------------------------
B Class                                                                 9/30/04
   No sales charge*                 --          --        7.33%(3)
   With sales charge*               --          --        2.33%(3)
--------------------------------------------------------------------------------
 C Class                          7.97%         --        5.00%         11/27/01
--------------------------------------------------------------------------------
R Class                             --          --        0.13%(3)      3/31/05
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%.
 B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

(2) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

(3) Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------

Strategic Allocation: Aggressive - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 15, 1996

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended May 31
----------------------------------------------------------------------------------------------------
                      1996*   1997    1998    1999    2000     2001     2002    2003    2004   2005
----------------------------------------------------------------------------------------------------
Investor Class        4.60%  10.55%  22.62%   5.32%  29.16%   -5.55%   -6.64%  -5.19%  18.70%  9.04%
----------------------------------------------------------------------------------------------------
S&P 500 Index         5.09%  29.41%  30.69%  21.03%  10.48%  -10.55%  -13.85%  -8.06%  18.33%  8.24%
----------------------------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate
Index                -1.45%   8.32%  10.91%   4.35%   2.11%   13.12%    8.10%  11.58%  -0.44%  6.82%
----------------------------------------------------------------------------------------------------
90-Day U.S.
Treasury Bill Index   1.26%   5.16%   5.13%   4.59%   5.29%    5.44%    2.30%   1.39%   0.94%  2.05%
----------------------------------------------------------------------------------------------------

*From 2/15/96, the Investor Class's inception date. Index data from 2/29/96, the date nearest the Investor Class's inception for which data are available. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Strategic Allocation: Aggressive - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER AND BRIAN HOWELL

PERFORMANCE SUMMARY AND PERSPECTIVE

Strategic Allocation: Aggressive returned 2.24%* for the six months ended May
31, 2005.

Strategic Allocation: Aggressive allocates holdings over time with the following neutral weightings: 78% stocks, 20% bonds, and 2% cash-equivalent investments.
These proportions may change slightly with short-term strategic adjustments and changing securities prices. Because of the portfolio's broad exposure to stocks
(both domestic and international), bonds, and cash, a review of the economy and financial markets helps explain the portfolio's return.

ECONOMIC REVIEW

U.S. economic growth appeared to moderate during the six months ended May 31,
2005, as crude oil prices flared and short-term interest rates rose. The annualized real rate of GDP growth held steady at 3.8% in the first quarter of
2005, identical to the 2004 fourth quarter rate, as the price of crude oil averaged $49 a barrel. Meanwhile, inflation (measured by the 12-month percentage change of "core" CPI, excluding food and energy prices) climbed from a recent low at the beginning of 2004. In the first three months of 2005, it reached its fastest growth rate since August 2002. To control inflation, the Federal Reserve raised its target rate four times in six months, from 2% to 3%. Inflation concerns at first pressured the 10-year Treasury yield, sending it to a peak of
4.64% in March. However, the yield curve flattened in the latter part of the fund's six-month fiscal period as economic growth slowed. Thus mortgage rates remained near historically-low levels, and residential housing markets demonstrated surprising strength, providing continued economic stimulus.

STOCK MARKET REVIEW

The S&P 500 Index gained 2.42% in the six months ended May 31, 2005, transiting a volatile but range-bound path. The index climbed uncertainly through the end of February, only to retreat through mid-April and then rise to the plus side through period-end. A key factor was the price of oil, which

ASSET ALLOCATION
AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
U.S. Stocks                                                       54.3%
--------------------------------------------------------------------------------
Foreign Stocks                                                    20.7%
--------------------------------------------------------------------------------
U.S. Bonds                                                        19.4%
--------------------------------------------------------------------------------
Money Market Securities                                            4.6%
--------------------------------------------------------------------------------
Foreign Bonds                                                      1.0%
--------------------------------------------------------------------------------

FUND'S U.S. BONDS
AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                               U.S. BONDS
--------------------------------------------------------------------------------
Corporate Bonds                                                   37.1%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed Securities                                        22.2%
--------------------------------------------------------------------------------
Asset-Backed Securities                                           12.0%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                 11.1%
--------------------------------------------------------------------------------
U.S. Treasury Securities and Equivalents                           9.2%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                                7.9%
--------------------------------------------------------------------------------
Municipal Securities                                               0.5%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Returns for periods less than one year are not annualized.

                                                                    (continued)

------

Strategic Allocation: Aggressive - Portfolio Commentary

fluctuated markedly but ended up rising 5.78% to $51.97 a barrel at May 31. The annualized corporate earnings growth rate for S&P 500 companies fell from about
20% in the fourth quarter of 2004 to about 14% in the first quarter of 2005.
After time in the shadows, growth stocks in the S&P 500 posted strong results in
May, to end the six-month period with a 3.07% return, outstripping their value counterparts, which posted a 1.82% return.

Many markets around the world advanced moderately during the period. Shares of companies in emerging economies surpassed those of developed nations. Strategic
Allocation: Aggressive's largest international holdings were in Europe and Asia, with smaller weightings in the developing economies of Latin America and Africa.
The MSCI EAFE Index returned 1.81% for the six months.

BOND MARKET REVIEW

The Lehman Brothers U.S. Aggregate Index gained 2.90% in the six months ended
May 31, 2005. Returns for its fixed-rate mortgage-backed, Treasury, and corporate subsectors were 2.50%, 3.59%, and 2.92% respectively. Yields at the long end of the curve generally fell and thus prices on 10-year and 30-year
Treasurys rose over the period. Returns on 10-year Treasurys totaled 4.80% for the period as the yield declined from 4.35% to 3.98%. Returns on 30-year
Treasurys totaled 12.53% on rising prices and falling yields, which dipped from
5.00% at the beginning of the period to 4.32% at May 31.

OUR COMMITMENT

Looking forward, we continue to manage the portfolio in a manner consistent with the investment objective outlined in the prospectus, which is to provide capital appreciation and regular income in a well-diversified portfolio with broad exposure to stocks, bonds, and cash.

FUND'S TOP FIVE U.S. STOCKS
AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                          % OF FUND'S              % OF
                                          U.S. STOCKS           NET ASSETS
--------------------------------------------------------------------------------
Johnson & Johnson                            2.3%                  1.3%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                            1.9%                  1.1%
--------------------------------------------------------------------------------
Intel Corp.                                  1.8%                  1.0%
--------------------------------------------------------------------------------
Microsoft Corporation                        1.4%                  0.8%
--------------------------------------------------------------------------------
Bank of America Corp.                        1.3%                  0.7%
--------------------------------------------------------------------------------

FUND'S TOP FIVE FOREIGN STOCKS
AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                          % OF FUND'S
                                            FOREIGN                % OF
                                            STOCKS              NET ASSETS
--------------------------------------------------------------------------------
Novartis AG ORD                              2.3%                  0.5%
--------------------------------------------------------------------------------
Total SA ORD                                 1.7%                  0.4%
--------------------------------------------------------------------------------
GlaxoSmithKline plc ORD                      1.7%                  0.4%
--------------------------------------------------------------------------------
BP plc ORD                                   1.7%                  0.4%
--------------------------------------------------------------------------------
Roche Holding AG ORD                         1.7%                  0.4%
--------------------------------------------------------------------------------

GEOGRAPHIC COMPOSITION OF FUND'S FOREIGN
STOCKS AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                                 FOREIGN
                                                                 STOCKS
--------------------------------------------------------------------------------
Europe                                                            50.4%
--------------------------------------------------------------------------------
Asia/Pacific                                                      34.6%
--------------------------------------------------------------------------------
Americas (excluding U.S.)                                         12.1%
--------------------------------------------------------------------------------
Africa                                                             2.9%
--------------------------------------------------------------------------------

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 77.4%

AEROSPACE & DEFENSE -- 1.5%
--------------------------------------------------------------------------------
              609  General Dynamics Corp.                        $       65,760
--------------------------------------------------------------------------------
           82,900  Goodrich Corporation                               3,470,322
--------------------------------------------------------------------------------
           30,200  Honeywell International Inc.                       1,094,146
--------------------------------------------------------------------------------
           21,700  Northrop Grumman Corp.                             1,209,124
--------------------------------------------------------------------------------
           20,300  Precision Castparts Corp.                          1,577,919
--------------------------------------------------------------------------------
          114,600  Rockwell Collins                                   5,660,094
--------------------------------------------------------------------------------
           17,800  United Technologies Corp.                          1,899,260
--------------------------------------------------------------------------------
                                                                     14,976,625
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.3%
--------------------------------------------------------------------------------
            1,311  FedEx Corporation                                    117,230
--------------------------------------------------------------------------------
           70,000  Transmile Group Bhd ORD                              180,526
--------------------------------------------------------------------------------
           41,936  United Parcel Service, Inc.
                   Cl B                                               3,088,586
--------------------------------------------------------------------------------
                                                                      3,386,342
--------------------------------------------------------------------------------
AIRLINES -- 0.2%
--------------------------------------------------------------------------------
          186,000  Cathay Pacific Airways Ltd.
                   ORD                                                  337,106
--------------------------------------------------------------------------------
           11,600  Jet Airways India Ltd. ORD(1)                        355,291
--------------------------------------------------------------------------------
           19,250  Ryanair Holdings plc ADR(1)                          879,532
--------------------------------------------------------------------------------
           10,103  Southwest Airlines Co.                               146,999
--------------------------------------------------------------------------------
                                                                      1,718,928
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.4%
--------------------------------------------------------------------------------
           24,850  AAPICO Hitech Public
                   Company Limited ORD                                   20,334
--------------------------------------------------------------------------------
            8,556  Autoliv, Inc.                                        397,084
--------------------------------------------------------------------------------
           19,540  Continental AG ORD                                 1,384,043
--------------------------------------------------------------------------------
           25,500  Cooper Tire & Rubber                                 485,520
--------------------------------------------------------------------------------
           40,114  Goodyear Tire & Rubber Co.
                   (The)(1)                                             577,240
--------------------------------------------------------------------------------
           11,900  Lear Corporation                                     448,630
--------------------------------------------------------------------------------
              404  Magna International Inc. Cl A                         27,476
--------------------------------------------------------------------------------
           25,886  TRW Automotive Holdings
                   Corp.(1)                                             527,298
--------------------------------------------------------------------------------
                                                                      3,867,625
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.5%
--------------------------------------------------------------------------------
           27,600  Bajaj Auto Ltd. ORD                                  774,226
--------------------------------------------------------------------------------
          730,000  Denway Motors Ltd. ORD                               258,042
--------------------------------------------------------------------------------
           49,634  Ford Motor Company                                   495,347
--------------------------------------------------------------------------------
           14,300  General Motors Corp.                                 450,879
--------------------------------------------------------------------------------
           20,800  Honda Motor Co., Ltd. ORD                          1,023,799
--------------------------------------------------------------------------------
           26,900  Localiza Rent a Car SA ORD(1)                        123,999
--------------------------------------------------------------------------------
            9,000  Toyota Motor Corp. ADR                               645,390
--------------------------------------------------------------------------------
           42,300  Toyota Motor Corp. ORD                             1,505,005
--------------------------------------------------------------------------------
                                                                      5,276,687
--------------------------------------------------------------------------------
BEVERAGES -- 1.5%
--------------------------------------------------------------------------------
           20,800  Anheuser-Busch Companies,
                   Inc.                                                 974,480
--------------------------------------------------------------------------------
           46,400  Coca-Cola Company (The)                            2,070,832
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           22,800  Coca-Cola Enterprises                         $      498,864
--------------------------------------------------------------------------------
          139,660  Diageo plc ORD                                     2,006,874
--------------------------------------------------------------------------------
           21,850  Efes Breweries International
                   N.V. GDR(1)                                          666,425
--------------------------------------------------------------------------------
            9,311  Molson Coors Brewing Co.                             544,414
--------------------------------------------------------------------------------
           80,912  Pepsi Bottling Group Inc.                          2,295,473
--------------------------------------------------------------------------------
           34,213  PepsiAmericas Inc.                                   828,639
--------------------------------------------------------------------------------
           79,100  PepsiCo, Inc.                                      4,453,330
--------------------------------------------------------------------------------
            5,950  Pernod-Ricard SA ORD                                 918,733
--------------------------------------------------------------------------------
                                                                     15,258,064
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.1%
--------------------------------------------------------------------------------
           43,500  Affymetrix Inc.(1)                                 2,326,815
--------------------------------------------------------------------------------
           52,384  Amgen Inc.(1)                                      3,278,191
--------------------------------------------------------------------------------
           26,866  Applera Corporation-Applied
                   Biosystems Group                                     575,201
--------------------------------------------------------------------------------
           28,500  Celgene Corp.(1)                                   1,206,690
--------------------------------------------------------------------------------
           16,301  Cephalon, Inc.(1)                                    691,488
--------------------------------------------------------------------------------
            6,600  Genzyme Corp.(1)                                     411,774
--------------------------------------------------------------------------------
           16,354  Invitrogen Corp.(1)                                1,297,363
--------------------------------------------------------------------------------
           16,600  Techne Corp.(1)                                      773,560
--------------------------------------------------------------------------------
           16,100  United Therapeutics Corp.(1)                         804,356
--------------------------------------------------------------------------------
                                                                     11,365,438
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
           46,400  Daikin Industries Ltd. ORD                         1,135,515
--------------------------------------------------------------------------------
           14,000  Masco Corp.                                          448,280
--------------------------------------------------------------------------------
            3,674  USG Corp.(1)                                         168,453
--------------------------------------------------------------------------------
                                                                      1,752,248
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 1.2%
--------------------------------------------------------------------------------
           11,900  Affiliated Managers Group
                   Inc.(1)                                              793,730
--------------------------------------------------------------------------------
           25,000  Bank of New York Co., Inc.
                   (The)                                                720,500
--------------------------------------------------------------------------------
           12,215  Edwards (A.G.), Inc.                                 504,602
--------------------------------------------------------------------------------
           14,300  Goldman Sachs Group, Inc.
                   (The)                                              1,394,250
--------------------------------------------------------------------------------
            8,494  Investec Ltd. ORD                                    242,906
--------------------------------------------------------------------------------
            9,400  Legg Mason, Inc.                                     772,492
--------------------------------------------------------------------------------
           32,440  Man Group plc ORD                                    777,217
--------------------------------------------------------------------------------
           41,100  Merrill Lynch & Co., Inc.                          2,230,086
--------------------------------------------------------------------------------
           30,400  Morgan Stanley                                     1,488,384
--------------------------------------------------------------------------------
           49,100  Northern Trust Corp.                               2,254,672
--------------------------------------------------------------------------------
           19,424  UBS AG ORD                                         1,497,565
--------------------------------------------------------------------------------
                                                                     12,676,404
--------------------------------------------------------------------------------
CHEMICALS -- 1.0%
--------------------------------------------------------------------------------
           11,290  BASF AG ORD                                          748,845
--------------------------------------------------------------------------------
           12,200  du Pont (E.I.) de Nemours
                   & Co.                                                567,422
--------------------------------------------------------------------------------
           28,897  Eastman Chemical Company                           1,698,566
--------------------------------------------------------------------------------
           15,400  Ecolab Inc.                                          497,882
--------------------------------------------------------------------------------
            7,284  FMC Corp.(1)                                         403,898
--------------------------------------------------------------------------------
            5,300  Minerals Technologies Inc.                           356,690
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           69,935  Monsanto Co.                                  $    3,986,295
--------------------------------------------------------------------------------
           15,100  PPG Industries, Inc.                                 987,389
--------------------------------------------------------------------------------
           14,400  Shin-Etsu Chemical Co., Ltd.
                   ORD                                                  533,579
--------------------------------------------------------------------------------
          134,000  Toray Industries Inc. ORD                            596,571
--------------------------------------------------------------------------------
                                                                     10,377,137
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 5.1%
--------------------------------------------------------------------------------
            8,952  Alpha Bank A.E. ORD                                  246,495
--------------------------------------------------------------------------------
          126,720  Anglo Irish Bank Corporation
                   ORD                                                1,481,145
--------------------------------------------------------------------------------
           70,574  Banco Popolare di Verona e
                   Novara Scrl ORD                                    1,278,148
--------------------------------------------------------------------------------
           22,010  Banco Popular Espanol SA
                   ORD                                                1,310,401
--------------------------------------------------------------------------------
          136,118  Bank Hapoalim Ltd. ORD                               477,894
--------------------------------------------------------------------------------
          208,744  Bank Leumi Le-Israel BM
                   ORD                                                  591,410
--------------------------------------------------------------------------------
          157,505  Bank of America Corp.                              7,295,631
--------------------------------------------------------------------------------
           88,020  Bank of Ireland ORD                                1,345,029
--------------------------------------------------------------------------------
          126,000  Bank of Yokohama Ltd. (The)
                   ORD                                                  724,712
--------------------------------------------------------------------------------
            8,900  BB&T Corporation                                     355,466
--------------------------------------------------------------------------------
           16,074  BRE Bank SA ORD(1)                                   592,787
--------------------------------------------------------------------------------
           50,300  Colonial BancGroup Inc. (The)                      1,121,187
--------------------------------------------------------------------------------
           18,419  Comerica Inc.                                      1,029,254
--------------------------------------------------------------------------------
          870,000  Commerce Asset Holdings
                   Bhd ORD                                            1,066,895
--------------------------------------------------------------------------------
           50,920  Commonwealth Bank of
                   Australia ORD                                      1,425,693
--------------------------------------------------------------------------------
          286,775  Denizbank AS ORD(1)                                  939,490
--------------------------------------------------------------------------------
          132,200  DnB NOR ASA ORD                                    1,280,928
--------------------------------------------------------------------------------
           25,166  Erste Bank der
                   Oesterreichischen Sparkassen
                   AG ORD                                             1,237,591
--------------------------------------------------------------------------------
           17,230  HSBC Holdings plc ORD                                271,864
--------------------------------------------------------------------------------
           17,360  KBC Groupe ORD                                     1,407,550
--------------------------------------------------------------------------------
            2,400  Marshall & Ilsley Corp.                              104,424
--------------------------------------------------------------------------------
               70  Mitsubishi Tokyo Financial
                   Group, Inc. ORD                                      583,925
--------------------------------------------------------------------------------
           39,240  National Bank of Greece SA
                   ORD                                                1,324,774
--------------------------------------------------------------------------------
           12,700  National City Corp.                                  438,912
--------------------------------------------------------------------------------
           16,100  PNC Financial Services Group                         879,865
--------------------------------------------------------------------------------
           22,385  Powszechna Kasa
                   Oszczednosci Bank Polski SA
                   ORD(1)                                               175,012
--------------------------------------------------------------------------------
        3,650,000  PT Bank Rakyat Indonesia
                   ORD                                                1,112,454
--------------------------------------------------------------------------------
           64,830  Royal Bank of Scotland Group
                   plc ORD                                            1,904,423
--------------------------------------------------------------------------------
            1,319  Sberbank RF ORD                                      866,583
--------------------------------------------------------------------------------
           51,220  Shinhan Financial Group Co.,
                   Ltd. ORD                                           1,310,988
--------------------------------------------------------------------------------
           16,290  Societe Generale Cl A ORD                          1,600,386
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           20,300  SunTrust Banks, Inc.                          $    1,494,283
--------------------------------------------------------------------------------
           23,800  SVB Financial Group(1)                             1,136,688
--------------------------------------------------------------------------------
           25,100  Synovus Financial Corp.                              729,657
--------------------------------------------------------------------------------
           69,300  U.S. Bancorp                                       2,032,568
--------------------------------------------------------------------------------
           32,072  Unibanco-Uniao de Bancos
                   Brasileiros SA GDR                                 1,151,385
--------------------------------------------------------------------------------
           16,870  United Mizrahi Bank Ltd. ORD(1)                       79,991
--------------------------------------------------------------------------------
           78,606  Wachovia Corp.                                     3,989,254
--------------------------------------------------------------------------------
           81,498  Wells Fargo & Co.                                  4,923,293
--------------------------------------------------------------------------------
           21,100  Zions Bancorporation                               1,494,724
--------------------------------------------------------------------------------
                                                                     52,813,159
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.8%
--------------------------------------------------------------------------------
            8,400  Avery Dennison Corp.                                 440,580
--------------------------------------------------------------------------------
            6,622  Deluxe Corp.                                         267,595
--------------------------------------------------------------------------------
           32,536  Equifax Inc.                                       1,128,674
--------------------------------------------------------------------------------
           29,225  John H. Harland Company                            1,100,906
--------------------------------------------------------------------------------
           31,400  Monster Worldwide Inc.(1)                            828,332
--------------------------------------------------------------------------------
           17,700  R.R. Donnelley & Sons
                   Company                                              588,525
--------------------------------------------------------------------------------
           51,941  Republic Services, Inc. Cl A                       1,842,866
--------------------------------------------------------------------------------
           57,100  Waste Management, Inc.                             1,683,879
--------------------------------------------------------------------------------
                                                                      7,881,357
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.4%
--------------------------------------------------------------------------------
           70,321  Arris Group Inc.(1)                                  608,980
--------------------------------------------------------------------------------
           76,900  Avaya Inc.(1)                                        703,635
--------------------------------------------------------------------------------
          217,430  Cisco Systems Inc.(1)                              4,213,793
--------------------------------------------------------------------------------
          396,000  Compal Communications Inc.
                   ORD(1)                                             1,082,009
--------------------------------------------------------------------------------
        1,419,000  Foxconn International
                   Holdings Ltd. ORD(1)                                 930,223
--------------------------------------------------------------------------------
           21,511  Harris Corp.                                         618,226
--------------------------------------------------------------------------------
           29,274  Juniper Networks, Inc.(1)                            750,585
--------------------------------------------------------------------------------
          140,599  Motorola, Inc.                                     2,442,205
--------------------------------------------------------------------------------
            5,800  Nokia Oyj ADR                                         97,788
--------------------------------------------------------------------------------
           20,000  QUALCOMM Inc.                                        745,200
--------------------------------------------------------------------------------
           74,500  Scientific-Atlanta, Inc.                           2,480,850
--------------------------------------------------------------------------------
                                                                     14,673,494
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 2.4%
--------------------------------------------------------------------------------
           99,835  Apple Computer, Inc.(1)                            3,964,448
--------------------------------------------------------------------------------
           96,866  Dell Inc.(1)                                       3,863,985
--------------------------------------------------------------------------------
          226,000  EMC Corp.(1)                                       3,177,560
--------------------------------------------------------------------------------
           42,000  Emulex Corp.(1)                                      793,800
--------------------------------------------------------------------------------
           79,300  Hewlett-Packard Co.                                1,785,043
--------------------------------------------------------------------------------
          129,000  High Tech Computer Corp.
                   ORD                                                1,141,320
--------------------------------------------------------------------------------
           19,000  Hutchinson Technology Inc.(1)                        786,030
--------------------------------------------------------------------------------
            2,051  Intergraph Corp.(1)                                   64,381
--------------------------------------------------------------------------------
           46,622  International Business
                   Machines Corp.                                     3,522,292
--------------------------------------------------------------------------------
           29,100  Komag, Inc.(1)                                       839,535
--------------------------------------------------------------------------------
           25,500  Network Appliance, Inc.(1)                           733,380
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

          137,200  Seagate Technology                            $    2,911,384
--------------------------------------------------------------------------------
           58,634  Western Digital Corp.(1)                             880,096
--------------------------------------------------------------------------------
          350,000  Wistron Corp. ORD(1)                                 246,612
--------------------------------------------------------------------------------
                                                                     24,709,866
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.9%
--------------------------------------------------------------------------------
        3,214,081  Empresas ICA Sociedad
                   Controladora SA de CV ORD(1)                       1,271,089
--------------------------------------------------------------------------------
           22,535  Grupo Ferrovial SA ORD                             1,387,683
--------------------------------------------------------------------------------
           38,946  Jacobs Engineering Group
                   Inc.(1)                                            2,047,781
--------------------------------------------------------------------------------
          128,477  Shaw Group Inc. (The)(1)                           2,588,811
--------------------------------------------------------------------------------
          264,000  Taisei Corp. ORD                                     878,459
--------------------------------------------------------------------------------
           19,104  Vinci SA ORD                                       1,430,255
--------------------------------------------------------------------------------
                                                                      9,604,078
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.4%
--------------------------------------------------------------------------------
            8,800  Eagle Materials Inc.                                 771,496
--------------------------------------------------------------------------------
           14,840  Lafarge SA ORD                                     1,348,382
--------------------------------------------------------------------------------
           12,800  Martin Marietta Materials, Inc.                      781,440
--------------------------------------------------------------------------------
           13,000  Vulcan Materials Co.                                 779,090
--------------------------------------------------------------------------------
                                                                      3,680,408
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 1.1%
--------------------------------------------------------------------------------
          104,606  American Express Co.                               5,633,032
--------------------------------------------------------------------------------
           29,392  Capital One Financial Corp.                        2,216,157
--------------------------------------------------------------------------------
           13,181  CompuCredit Corp.(1)                                 415,597
--------------------------------------------------------------------------------
            3,200  MoneyGram International Inc.                          59,360
--------------------------------------------------------------------------------
            3,512  Nelnet Inc. Cl A(1)                                  129,593
--------------------------------------------------------------------------------
            9,600  ORIX Corporation ORD                               1,386,598
--------------------------------------------------------------------------------
           13,100  Takefuji Corp. ORD                                   813,845
--------------------------------------------------------------------------------
            7,005  WFS Financial Inc.(1)                                341,494
--------------------------------------------------------------------------------
                                                                     10,995,676
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.2%
--------------------------------------------------------------------------------
          250,310  Amcor Limited ORD                                  1,282,499
--------------------------------------------------------------------------------
            7,564  Greif, Inc. Cl A                                     549,752
--------------------------------------------------------------------------------
           10,083  Silgan Holdings Inc.                                 574,731
--------------------------------------------------------------------------------
                                                                      2,406,982
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.6%
--------------------------------------------------------------------------------
           11,000  iShares MSCI EAFE Index
                   Fund                                               1,703,350
--------------------------------------------------------------------------------
            8,700  iShares Russell 1000 Growth
                   Index Fund                                           419,688
--------------------------------------------------------------------------------
           30,699  Standard and Poor's 500
                   Depositary Receipt                                 3,666,689
--------------------------------------------------------------------------------
                                                                      5,789,727
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES -- 0.2%
--------------------------------------------------------------------------------
           43,300  Weight Watchers
                   International, Inc.(1)                             2,106,545
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.9%
--------------------------------------------------------------------------------
          101,900  Citigroup Inc.                                     4,800,509
--------------------------------------------------------------------------------
           55,290  ING Groep N.V. ORD                                 1,529,226
--------------------------------------------------------------------------------
           55,000  J.P. Morgan Chase & Co.                            1,966,250
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           48,200  Nasdaq Stock Market, Inc.
                   (The)(1)                                      $      827,112
--------------------------------------------------------------------------------
                                                                      9,123,097
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.7%
--------------------------------------------------------------------------------
           11,316  AFK Sistema GDR(1)                                   185,582
--------------------------------------------------------------------------------
           15,422  ALLTEL Corp.                                         897,098
--------------------------------------------------------------------------------
           22,759  AT&T Corp.                                           427,642
--------------------------------------------------------------------------------
           56,820  BellSouth Corp.                                    1,520,503
--------------------------------------------------------------------------------
            1,584  CenturyTel Inc.                                       51,939
--------------------------------------------------------------------------------
           18,680  Commonwealth Telephone
                   Enterprise Inc.(1)                                   976,030
--------------------------------------------------------------------------------
           90,640  Deutsche Telekom ORD                               1,683,936
--------------------------------------------------------------------------------
            6,870  France Telecom SA ORD(1)                             196,690
--------------------------------------------------------------------------------
           36,183  Maroc Telecom ORD                                    347,238
--------------------------------------------------------------------------------
           82,278  SBC Communications Inc.                            1,923,660
--------------------------------------------------------------------------------
           69,780  Sprint Corp.                                       1,653,088
--------------------------------------------------------------------------------
           76,256  Telefonica SA ORD                                  1,276,912
--------------------------------------------------------------------------------
          340,800  Telekom Malaysia Bhd ORD                             878,905
--------------------------------------------------------------------------------
          101,320  Telenor ASA ORD                                      808,939
--------------------------------------------------------------------------------
           64,541  Telkom SA Ltd. ORD                                 1,051,105
--------------------------------------------------------------------------------
           74,011  Verizon Communications                             2,618,510
--------------------------------------------------------------------------------
          270,572  VolgaTelecom ORD                                   1,014,645
--------------------------------------------------------------------------------
                                                                     17,512,422
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.3%
--------------------------------------------------------------------------------
          223,500  CLP Holdings Ltd. ORD                              1,278,415
--------------------------------------------------------------------------------
           16,500  DTE Energy Company                                   784,410
--------------------------------------------------------------------------------
           11,810  E.On AG ORD                                        1,022,507
--------------------------------------------------------------------------------
           23,311  Edison International                                 856,679
--------------------------------------------------------------------------------
           13,690  Empresa Nacional de
                   Electricidad SA ADR                                  314,870
--------------------------------------------------------------------------------
          320,531  Empresa Nacional de
                   Electricidad SA ORD                                  245,992
--------------------------------------------------------------------------------
            7,060  Entergy Corp.                                        507,120
--------------------------------------------------------------------------------
           52,655  Exelon Corporation                                 2,466,887
--------------------------------------------------------------------------------
           22,890  FirstEnergy Corp.                                  1,014,027
--------------------------------------------------------------------------------
            8,700  FPL Group, Inc.                                      353,655
--------------------------------------------------------------------------------
            6,600  IDACORP, Inc.                                        186,912
--------------------------------------------------------------------------------
           17,800  PPL Corporation                                    1,023,678
--------------------------------------------------------------------------------
           39,300  TXU Corp.                                          3,155,004
--------------------------------------------------------------------------------
                                                                     13,210,156
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.2%
--------------------------------------------------------------------------------
           11,900  Emerson Electric Co.                                 790,993
--------------------------------------------------------------------------------
           14,590  Schneider Electric SA ORD                          1,073,459
--------------------------------------------------------------------------------
        1,692,000  Shanghai Electric Group Corp.
                   Cl H ORD(1)                                          363,204
--------------------------------------------------------------------------------
                                                                      2,227,656
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.1%
--------------------------------------------------------------------------------
              400  Amphenol Corp. Cl A                                   16,956
--------------------------------------------------------------------------------
           66,400  AVX Corporation                                      788,832
--------------------------------------------------------------------------------
          544,000  Chi Mei Optoelectronics Corp.
                   ORD                                                  857,669
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

            5,500  Hoya Corp. ORD                                $      614,941
--------------------------------------------------------------------------------
           11,633  Ingram Micro Inc. Cl A(1)                            183,918
--------------------------------------------------------------------------------
           58,300  Itron Inc.(1)                                      2,396,714
--------------------------------------------------------------------------------
           46,006  Jabil Circuit, Inc.(1)                             1,344,755
--------------------------------------------------------------------------------
           22,704  Lipman Electronic
                   Engineering Ltd. ORD                                 727,125
--------------------------------------------------------------------------------
           36,700  Omron Corp. ORD                                      808,489
--------------------------------------------------------------------------------
          217,837  Phoenix PDE Co. Ltd. ORD                           1,456,569
--------------------------------------------------------------------------------
           19,600  Trimble Navigation Ltd.(1)                           778,316
--------------------------------------------------------------------------------
        1,149,000  Wintek Corp. ORD                                   1,547,752
--------------------------------------------------------------------------------
                                                                     11,522,036
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 1.2%
--------------------------------------------------------------------------------
           27,359  Cal Dive International Inc.(1)                     1,242,099
--------------------------------------------------------------------------------
           78,600  Helmerich & Payne, Inc.                            3,259,542
--------------------------------------------------------------------------------
           54,300  National Oilwell Varco, Inc.(1)                    2,443,500
--------------------------------------------------------------------------------
           95,100  Patterson-UTI Energy Inc.                          2,519,199
--------------------------------------------------------------------------------
           63,370  Saipem SpA ORD                                       799,944
--------------------------------------------------------------------------------
           27,700  Tenaris SA ADR                                     1,932,075
--------------------------------------------------------------------------------
                                                                     12,196,359
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 2.4%
--------------------------------------------------------------------------------
           17,181  7-Eleven, Inc.(1)                                    512,853
--------------------------------------------------------------------------------
           11,500  BJ's Wholesale Club Inc.(1)                          346,725
--------------------------------------------------------------------------------
           41,565  Cia Brasileira de Distribuicao
                   Grupo Pao de Acucar ADR                              901,961
--------------------------------------------------------------------------------
          105,900  CVS Corp.                                          5,808,615
--------------------------------------------------------------------------------
           35,149  Frutarom Industries Ltd. GDR                         280,841
--------------------------------------------------------------------------------
           45,400  Kroger Co. (The)(1)                                  761,358
--------------------------------------------------------------------------------
            2,774  Longs Drug Stores Corp.                              113,845
--------------------------------------------------------------------------------
           13,450  Metro AG ORD                                         670,202
--------------------------------------------------------------------------------
           68,129  Pyaterochka Holding N.V.
                   GDR(1)                                               919,742
--------------------------------------------------------------------------------
            5,920  Shinsegae Co. Ltd. ORD                             2,011,508
--------------------------------------------------------------------------------
           39,977  Shoppers Drug Mart
                   Corporation ORD                                    1,312,054
--------------------------------------------------------------------------------
           21,032  Supervalu Inc.                                       689,008
--------------------------------------------------------------------------------
          362,700  Tesco plc ORD                                      2,063,659
--------------------------------------------------------------------------------
          600,933  Wal-Mart de Mexico SA de
                   CV, Series V ORD                                   2,279,820
--------------------------------------------------------------------------------
           87,200  Wal-Mart Stores, Inc.                              4,118,456
--------------------------------------------------------------------------------
           13,200  Whole Foods Market, Inc.                           1,570,536
--------------------------------------------------------------------------------
                                                                     24,361,183
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 2.4%
--------------------------------------------------------------------------------
           82,000  Ajinomoto Co. Inc. ORD                               909,264
--------------------------------------------------------------------------------
           69,719  Archer-Daniels-Midland Co.                         1,383,922
--------------------------------------------------------------------------------
            5,591  Bunge Ltd.                                           346,866
--------------------------------------------------------------------------------
            3,500  Campbell Soup Company                                108,605
--------------------------------------------------------------------------------
            4,895  Chiquita Brands International
                   Inc.                                                 142,347
--------------------------------------------------------------------------------
           13,900  ConAgra Foods, Inc.                                  363,485
--------------------------------------------------------------------------------
           17,817  Delta and Pine Land Company                          481,059
--------------------------------------------------------------------------------
           22,558  General Mills, Inc.                                1,116,621
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

              537  Gold Kist Inc.(1)                             $       11,213
--------------------------------------------------------------------------------
           16,620  Groupe Danone ORD                                  1,528,519
--------------------------------------------------------------------------------
           19,700  H.J. Heinz Company                                   716,489
--------------------------------------------------------------------------------
            5,327  Hormel Foods Corp.                                   157,786
--------------------------------------------------------------------------------
           41,800  Kellogg Co.                                        1,901,482
--------------------------------------------------------------------------------
           50,100  Kraft Foods Inc. Cl A                              1,625,244
--------------------------------------------------------------------------------
           27,000  McCormick & Company, Inc.                            913,680
--------------------------------------------------------------------------------
            9,400  Nestle SA ORD                                      2,473,485
--------------------------------------------------------------------------------
            5,800  Orion Corp. ORD                                      840,079
--------------------------------------------------------------------------------
          555,000  Petra Foods Ltd. ORD                                 373,042
--------------------------------------------------------------------------------
           63,572  Pilgrim's Pride Corp.                              2,240,913
--------------------------------------------------------------------------------
           39,000  Royal Numico N.V. ORD(1)                           1,555,150
--------------------------------------------------------------------------------
           25,700  Sara Lee Corp.                                       521,453
--------------------------------------------------------------------------------
              183  Seaboard Corp.                                       246,135
--------------------------------------------------------------------------------
           41,500  Tata TEA Ltd. ORD                                    543,896
--------------------------------------------------------------------------------
           30,300  Unilever N.V. New York Shares                      2,016,162
--------------------------------------------------------------------------------
          154,190  Unilever plc ORD                                   1,503,738
--------------------------------------------------------------------------------
           25,860  Wimm-Bill-Dann Foods OJSC
                   ADR(1)                                               500,391
--------------------------------------------------------------------------------
                                                                     24,521,026
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.4%
--------------------------------------------------------------------------------
            3,400  AGL Resources Inc.                                   119,816
--------------------------------------------------------------------------------
           23,600  NiSource Inc.                                        568,760
--------------------------------------------------------------------------------
          412,000  Osaka Gas Co. Ltd. ORD                             1,275,988
--------------------------------------------------------------------------------
           44,254  UGI Corp.                                          1,173,174
--------------------------------------------------------------------------------
           20,700  WGL Holdings Inc.                                    673,578
--------------------------------------------------------------------------------
                                                                      3,811,316
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.9%
--------------------------------------------------------------------------------
           40,500  Bard (C.R.), Inc.                                  2,764,125
--------------------------------------------------------------------------------
           17,900  Baxter International, Inc.                           660,510
--------------------------------------------------------------------------------
            3,600  Beckman Coulter Inc.                                 252,216
--------------------------------------------------------------------------------
           79,305  Becton Dickinson & Co.                             4,556,073
--------------------------------------------------------------------------------
           25,948  Edwards Lifesciences
                   Corporation(1)                                     1,186,083
--------------------------------------------------------------------------------
           16,200  Essilor International SA Cie
                   Generale D'Optique ORD                             1,111,191
--------------------------------------------------------------------------------
           11,700  Guidant Corp.                                        864,513
--------------------------------------------------------------------------------
            3,423  Haemonetics Corporation(1)                           139,316
--------------------------------------------------------------------------------
           49,617  Hospira Inc.(1)                                    1,889,415
--------------------------------------------------------------------------------
           46,300  Immucor, Inc.(1)                                   1,551,050
--------------------------------------------------------------------------------
           32,200  Intuitive Surgical Inc.(1)                         1,593,900
--------------------------------------------------------------------------------
           31,859  Medtronic, Inc.                                    1,712,421
--------------------------------------------------------------------------------
            4,248  Mettler-Toledo International,
                   Inc.(1)                                              208,152
--------------------------------------------------------------------------------
          139,110  Smith & Nephew plc ORD                             1,374,371
--------------------------------------------------------------------------------
                                                                     19,863,336
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 4.0%
--------------------------------------------------------------------------------
           64,330  Aetna Inc.                                         5,018,382
--------------------------------------------------------------------------------
           22,912  AmerisourceBergen Corp.                            1,479,428
--------------------------------------------------------------------------------
           17,178  Cardinal Health, Inc.                                995,122
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           89,100  Caremark Rx Inc.(1)                           $    3,979,206
--------------------------------------------------------------------------------
           48,500  Cerner Corporation(1)                              3,169,475
--------------------------------------------------------------------------------
           17,425  CIGNA Corp.                                        1,694,581
--------------------------------------------------------------------------------
           43,300  Community Health Systems
                   Inc.(1)                                            1,574,821
--------------------------------------------------------------------------------
           69,768  Covance Inc.(1)                                    3,046,071
--------------------------------------------------------------------------------
           59,540  Diagnosticos da America SA
                   ORD(1)                                               721,997
--------------------------------------------------------------------------------
            8,300  Express Scripts, Inc. Cl A(1)                        766,837
--------------------------------------------------------------------------------
           13,410  Fresenius Medical Care AG
                   ORD                                                1,053,296
--------------------------------------------------------------------------------
            6,400  HCA Inc.                                             345,600
--------------------------------------------------------------------------------
           78,300  Henry Schein, Inc.(1)                              3,154,707
--------------------------------------------------------------------------------
           42,500  Humana Inc.(1)                                     1,545,300
--------------------------------------------------------------------------------
           32,804  Kindred Healthcare Inc.(1)                         1,265,578
--------------------------------------------------------------------------------
           20,000  LCA-Vision Inc.                                      883,600
--------------------------------------------------------------------------------
           17,500  LifePoint Hospitals Inc.(1)                          787,150
--------------------------------------------------------------------------------
           60,707  McKesson Corp.                                     2,444,671
--------------------------------------------------------------------------------
           12,300  PacifiCare Health Systems,
                   Inc.(1)                                              772,809
--------------------------------------------------------------------------------
           63,500  Pharmaceutical Product
                   Development, Inc.(1)                               3,072,130
--------------------------------------------------------------------------------
           52,500  Universal Health Services, Inc.
                   Cl B                                               3,067,575
--------------------------------------------------------------------------------
                                                                     40,838,336
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 2.0%
--------------------------------------------------------------------------------
           20,150  Accor SA ORD                                         929,435
--------------------------------------------------------------------------------
           29,526  Boyd Gaming Corp.                                  1,560,744
--------------------------------------------------------------------------------
           14,100  Brinker International, Inc.(1)                       530,442
--------------------------------------------------------------------------------
           26,800  Carnival Corporation                               1,417,720
--------------------------------------------------------------------------------
           31,722  Ctrip.com International, Ltd.
                   ADR(1)                                             1,611,478
--------------------------------------------------------------------------------
           68,135  Darden Restaurants, Inc.                           2,213,025
--------------------------------------------------------------------------------
           37,120  Greek Organization of
                   Football Prognostics SA ORD                        1,012,974
--------------------------------------------------------------------------------
           22,700  Harrah's Entertainment, Inc.                       1,630,087
--------------------------------------------------------------------------------
           93,311  McDonald's Corporation                             2,887,042
--------------------------------------------------------------------------------
           11,100  Outback Steakhouse, Inc.                             491,175
--------------------------------------------------------------------------------
           15,000  Panera Bread Co.(1)                                  948,000
--------------------------------------------------------------------------------
           50,900  Penn National Gaming Inc.(1)                       1,657,813
--------------------------------------------------------------------------------
        3,846,000  Regal Hotels International
                   Holdings Ltd. ORD(1)                                 336,165
--------------------------------------------------------------------------------
           12,400  Speedway Motorsports Inc.                            425,320
--------------------------------------------------------------------------------
           47,400  Station Casinos Inc.                               3,085,740
--------------------------------------------------------------------------------
              113  Trump Entertainment Resorts,
                   Inc.(1)                                                1,469
--------------------------------------------------------------------------------
                                                                     20,738,629
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.4%
--------------------------------------------------------------------------------
           27,353  Black & Decker Corporation                         2,388,464
--------------------------------------------------------------------------------
           10,369  Desarrolladora Homex SA de
                   CV ADR(1)                                            262,128
--------------------------------------------------------------------------------
           13,300  Hovnanian Enterprises Inc.(1)                        825,930
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           14,926  Humax Co. Ltd. ORD                            $      188,056
--------------------------------------------------------------------------------
           15,332  Jarden Corp.(1)                                      780,092
--------------------------------------------------------------------------------
           26,000  KB Home                                            1,756,040
--------------------------------------------------------------------------------
           93,000  Matsushita Electric Industrial
                   Co., Ltd. ORD                                      1,390,414
--------------------------------------------------------------------------------
           25,700  Newell Rubbermaid Inc.                               585,703
--------------------------------------------------------------------------------
            1,079  NVR, Inc.(1)                                         818,961
--------------------------------------------------------------------------------
           10,500  Pulte Homes Inc.                                     802,725
--------------------------------------------------------------------------------
            9,900  Standard-Pacific Corp.                               793,188
--------------------------------------------------------------------------------
            9,500  Toll Brothers Inc.(1)                                879,605
--------------------------------------------------------------------------------
          267,096  Urbi Desarrollos Urbanos SA
                   de CV ORD(1)                                       1,461,622
--------------------------------------------------------------------------------
           15,400  Whirlpool Corp.                                    1,059,520
--------------------------------------------------------------------------------
                                                                     13,992,448
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.2%
--------------------------------------------------------------------------------
            9,668  Clorox Company                                       564,708
--------------------------------------------------------------------------------
            9,624  Energizer Holdings Inc.(1)                           605,157
--------------------------------------------------------------------------------
           24,000  Kao Corp. ORD                                        556,365
--------------------------------------------------------------------------------
           40,300  Kimberly-Clark Corp.                               2,592,499
--------------------------------------------------------------------------------
          474,954  Kimberly-Clark de Mexico SA
                   de CV Cl A ORD                                     1,513,580
--------------------------------------------------------------------------------
           84,400  Procter & Gamble Co. (The)                         4,654,660
--------------------------------------------------------------------------------
           69,394  Reckitt Benckiser plc ORD                          2,119,226
--------------------------------------------------------------------------------
                                                                     12,606,195
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.2%
--------------------------------------------------------------------------------
            9,200  3M Co.                                               705,180
--------------------------------------------------------------------------------
          196,500  General Electric Co.                               7,168,320
--------------------------------------------------------------------------------
           34,352  Textron Inc.                                       2,655,066
--------------------------------------------------------------------------------
           67,976  Tyco International Ltd.                            1,966,546
--------------------------------------------------------------------------------
                                                                     12,495,112
--------------------------------------------------------------------------------
INSURANCE -- 2.6%
--------------------------------------------------------------------------------
           23,400  Allstate Corp.                                     1,361,880
--------------------------------------------------------------------------------
           74,700  American International Group,
                   Inc.                                               4,149,586
--------------------------------------------------------------------------------
            6,504  Arch Capital Group Ltd.(1)                           290,404
--------------------------------------------------------------------------------
           51,757  Axa SA ORD                                         1,261,485
--------------------------------------------------------------------------------
           17,864  Axis Capital Holdings Limited                        491,439
--------------------------------------------------------------------------------
           57,294  Berkley (W.R.) Corp.                               2,031,645
--------------------------------------------------------------------------------
               11  Berkshire Hathaway Inc. Cl A(1)                      925,100
--------------------------------------------------------------------------------
           22,805  Chubb Corp.                                        1,920,865
--------------------------------------------------------------------------------
           38,838  Endurance Specialty Holdings
                   Ltd.(1)                                            1,415,645
--------------------------------------------------------------------------------
           23,328  First American Financial Corp.
                   (The)                                                902,794
--------------------------------------------------------------------------------
           14,600  Hartford Financial Services
                   Group Inc. (The)                                   1,091,934
--------------------------------------------------------------------------------
           46,290  HCC Insurance Holdings, Inc.                       1,815,031
--------------------------------------------------------------------------------
           18,700  Horace Mann Educators Corp.                          340,340
--------------------------------------------------------------------------------
           11,200  Jefferson-Pilot Corp.                                564,480
--------------------------------------------------------------------------------
            3,360  LandAmerica Financial Group
                   Inc.                                                 188,832
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

          445,760  Legal & General Group plc
                   ORD                                           $      879,178
--------------------------------------------------------------------------------
           18,538  Loews Corp.                                        1,395,911
--------------------------------------------------------------------------------
           59,300  Marsh & McLennan
                   Companies, Inc.                                    1,722,072
--------------------------------------------------------------------------------
            2,100  MetLife, Inc.                                         93,660
--------------------------------------------------------------------------------
            2,308  Platinum Underwriters
                   Holdings                                              70,163
--------------------------------------------------------------------------------
            2,390  Protective Life Corporation                           96,054
--------------------------------------------------------------------------------
           16,772  Prudential Financial Inc.                          1,061,835
--------------------------------------------------------------------------------
          103,490  QBE Insurance Group Limited
                   ORD                                                1,147,302
--------------------------------------------------------------------------------
            1,709  Selective Insurance Group                             82,254
--------------------------------------------------------------------------------
              865  Stancorp Financial Group Inc.                         64,745
--------------------------------------------------------------------------------
           12,500  Torchmark Corp.                                      659,375
--------------------------------------------------------------------------------
            6,636  Zenith National Insurance
                   Corp.                                                420,391
--------------------------------------------------------------------------------
                                                                     26,444,400
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 0.1%
--------------------------------------------------------------------------------
           27,400  eBay Inc.(1)                                       1,041,474
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 1.0%
--------------------------------------------------------------------------------
           99,515  Earthlink Inc.(1)                                  1,055,854
--------------------------------------------------------------------------------
            8,600  Google Inc. Cl A(1)                                2,394,240
--------------------------------------------------------------------------------
           91,751  VeriSign, Inc.(1)                                  2,968,145
--------------------------------------------------------------------------------
           24,516  WebEx Communications, Inc.(1)                        658,500
--------------------------------------------------------------------------------
           81,086  Yahoo! Inc.(1)                                     3,016,399
--------------------------------------------------------------------------------
                                                                     10,093,138
--------------------------------------------------------------------------------
IT SERVICES -- 0.9%
--------------------------------------------------------------------------------
           35,800  Accenture Ltd. Cl A(1)                               833,424
--------------------------------------------------------------------------------
           17,396  Acxiom Corp.                                         320,956
--------------------------------------------------------------------------------
           52,700  Cognizant Technology
                   Solutions Corporation(1)                           2,529,600
--------------------------------------------------------------------------------
           56,679  Computer Sciences Corp.(1)                         2,624,804
--------------------------------------------------------------------------------
           14,100  DST Systems, Inc.(1)                                 681,876
--------------------------------------------------------------------------------
           14,200  Fiserv, Inc.(1)                                      610,600
--------------------------------------------------------------------------------
           56,800  Paychex, Inc.                                      1,640,384
--------------------------------------------------------------------------------
           16,120  Tata Consultancy Services
                   Ltd. ORD                                             491,908
--------------------------------------------------------------------------------
                                                                      9,733,552
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
           38,900  Fuji Photo Film Co. Ltd. ORD                       1,211,927
--------------------------------------------------------------------------------
           16,480  SCP Pool Corp.                                       590,314
--------------------------------------------------------------------------------
                                                                      1,802,241
--------------------------------------------------------------------------------
MACHINERY -- 1.1%
--------------------------------------------------------------------------------
           20,334  Cummins Inc.                                       1,381,695
--------------------------------------------------------------------------------
            1,807  Danaher Corp.                                         99,620
--------------------------------------------------------------------------------
            8,900  Deere & Co.                                          588,735
--------------------------------------------------------------------------------
           35,700  Dover Corp.                                        1,351,959
--------------------------------------------------------------------------------
            9,600  Ingersoll-Rand Company                               743,136
--------------------------------------------------------------------------------
           53,015  Joy Global Inc.                                    1,990,183
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

            4,883  Kennametal Inc.                               $      214,852
--------------------------------------------------------------------------------
           53,000  Komatsu Ltd. ORD                                     398,147
--------------------------------------------------------------------------------
           10,200  Oshkosh Truck Corp.                                  813,348
--------------------------------------------------------------------------------
           10,300  Parker-Hannifin Corp.                                621,399
--------------------------------------------------------------------------------
           52,300  Pentair, Inc.                                      2,327,874
--------------------------------------------------------------------------------
            1,200  The Toro Co.                                          51,660
--------------------------------------------------------------------------------
           18,170  Volvo AB Cl B ORD                                    740,276
--------------------------------------------------------------------------------
                                                                     11,322,884
--------------------------------------------------------------------------------
MARINE -- 0.1%
--------------------------------------------------------------------------------
           71,690  Hyundai Merchant Marine
                   ORD(1)                                             1,141,493
--------------------------------------------------------------------------------
          364,900  Wan Hai Lines Limited ORD                            345,529
--------------------------------------------------------------------------------
                                                                      1,487,022
--------------------------------------------------------------------------------
MEDIA -- 2.3%
--------------------------------------------------------------------------------
           20,473  Agora SA ORD(1)                                      414,957
--------------------------------------------------------------------------------
          145,920  Disney (Walt) Co.                                  4,004,045
--------------------------------------------------------------------------------
            9,900  Dow Jones & Co. Inc.                                 351,450
--------------------------------------------------------------------------------
           12,900  Gannett Co., Inc.                                    960,534
--------------------------------------------------------------------------------
           13,677  Getty Images Inc.(1)                               1,023,587
--------------------------------------------------------------------------------
            4,068  John Wiley & Sons Inc.                               157,635
--------------------------------------------------------------------------------
           37,800  New York Times Co. (The)
                   Cl A                                               1,185,786
--------------------------------------------------------------------------------
          109,000  News Corp.                                         1,758,170
--------------------------------------------------------------------------------
           22,375  Pixar(1)                                           1,179,834
--------------------------------------------------------------------------------
          161,920  Reed Elsevier plc ORD                              1,545,275
--------------------------------------------------------------------------------
           14,368  Regal Entertainment Group                            285,780
--------------------------------------------------------------------------------
           24,360  Thomson Corp. ORD                                    822,038
--------------------------------------------------------------------------------
          241,614  Time Warner Inc.(1)                                4,204,084
--------------------------------------------------------------------------------
            6,800  Tribune Co.                                          246,024
--------------------------------------------------------------------------------
           41,642  TVN SA ORD(1)                                        561,451
--------------------------------------------------------------------------------
           40,000  Univision Communications Inc.
                   Cl A(1)                                            1,064,400
--------------------------------------------------------------------------------
            5,100  Valassis Communications,
                   Inc.(1)                                              176,919
--------------------------------------------------------------------------------
           61,808  Viacom, Inc. Cl B                                  2,119,396
--------------------------------------------------------------------------------
           44,250  Vivendi Universal SA ORD                           1,348,008
--------------------------------------------------------------------------------
                                                                     23,409,373
--------------------------------------------------------------------------------
METALS & MINING -- 1.2%
--------------------------------------------------------------------------------
           21,700  Alcoa Inc.                                           588,070
--------------------------------------------------------------------------------
           21,535  Anglo American Platinum
                   Corp. Ltd. ORD                                       922,220
--------------------------------------------------------------------------------
           45,727  Anglo American plc ORD                             1,081,010
--------------------------------------------------------------------------------
           34,010  Antofagasta plc ORD                                  714,678
--------------------------------------------------------------------------------
          148,294  BHP Billiton Limited ORD                           1,869,258
--------------------------------------------------------------------------------
           50,089  Compania de Minas
                   Buenaventura SAu ADR                               1,070,903
--------------------------------------------------------------------------------
          147,151  Grupo Mexico SA de CV ORD                            695,628
--------------------------------------------------------------------------------
           13,032  Impala Platinum Holdings
                   Limited ORD                                        1,089,568
--------------------------------------------------------------------------------
           37,859  KGHM Polska Miedz SA ORD(1)                          328,383
--------------------------------------------------------------------------------
           13,900  Newmont Mining Corporation                           517,636
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           10,345  Nucor Corp.                                   $      547,871
--------------------------------------------------------------------------------
           14,708  Phelps Dodge Corp.                                 1,285,479
--------------------------------------------------------------------------------
            2,000  POSCO ORD                                            357,143
--------------------------------------------------------------------------------
            3,347  Quanex Corporation                                   173,676
--------------------------------------------------------------------------------
           52,000  Sumitomo Metal Mining Co.
                   Ltd. ORD                                             335,035
--------------------------------------------------------------------------------
           14,116  United States Steel Corp.                            561,393
--------------------------------------------------------------------------------
                                                                     12,137,951
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.3%
--------------------------------------------------------------------------------
           64,682  AES Corporation (The)(1)                             963,115
--------------------------------------------------------------------------------
           15,716  Constellation Energy Group Inc.                      840,020
--------------------------------------------------------------------------------
          125,760  National Grid Transco plc ORD                      1,228,760
--------------------------------------------------------------------------------
           12,200  Wisconsin Energy Corp.                               442,860
--------------------------------------------------------------------------------
                                                                      3,474,755
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.3%
--------------------------------------------------------------------------------
            5,662  Dillard's Inc.                                       135,435
--------------------------------------------------------------------------------
           99,000  Dollar General Corp.                               1,941,390
--------------------------------------------------------------------------------
           19,600  Family Dollar Stores, Inc.                           503,132
--------------------------------------------------------------------------------
           44,549  Federated Department Stores,
                   Inc.                                               3,004,830
--------------------------------------------------------------------------------
           15,300  J.C. Penney Co. Inc. Holding
                   Company                                              761,328
--------------------------------------------------------------------------------
           35,200  Kohl's Corp.(1)                                    1,713,888
--------------------------------------------------------------------------------
          578,000  Lifestyle International
                   Holdings Ltd. ORD                                    880,401
--------------------------------------------------------------------------------
           44,120  Next plc ORD                                       1,154,899
--------------------------------------------------------------------------------
           14,000  Pantaloon Retail India Ltd.
                   ORD                                                  380,005
--------------------------------------------------------------------------------
            6,490  Pinault-Printemps-Redoute
                   ORD                                                  642,790
--------------------------------------------------------------------------------
            1,485  Sears Holdings Corp.(1)                              217,850
--------------------------------------------------------------------------------
           36,600  Target Corporation                                 1,965,420
--------------------------------------------------------------------------------
                                                                     13,301,368
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
--------------------------------------------------------------------------------
           88,673  Xerox Corp.(1)                                     1,203,293
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 4.3%
--------------------------------------------------------------------------------
           44,800  Apache Corp.                                       2,632,448
--------------------------------------------------------------------------------
          383,800  Banpu Public Company
                   Limited ORD                                        1,426,204
--------------------------------------------------------------------------------
          120,240  BG Group plc ORD                                     910,900
--------------------------------------------------------------------------------
           20,000  BP plc ADR                                         1,204,000
--------------------------------------------------------------------------------
          367,720  BP plc ORD                                         3,683,112
--------------------------------------------------------------------------------
           89,203  Chevron Corp.                                      4,797,337
--------------------------------------------------------------------------------
           23,369  ConocoPhillips                                     2,520,113
--------------------------------------------------------------------------------
            8,724  EnCana Corp. ORD                                     302,675
--------------------------------------------------------------------------------
           52,400  ENI SpA ORD                                        1,338,404
--------------------------------------------------------------------------------
          191,557  Exxon Mobil Corp.                                 10,765,503
--------------------------------------------------------------------------------
           25,205  LUKOIL ORD                                           880,915
--------------------------------------------------------------------------------
            5,544  Marathon Oil Corp.                                   268,829
--------------------------------------------------------------------------------
            5,764  Premcor Inc.                                         391,203
--------------------------------------------------------------------------------
        2,191,000  PT Bumi Resources Tbk ORD(1)                         191,122
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           70,400  Reliance Industries Ltd. ORD                  $      861,195
--------------------------------------------------------------------------------
           58,100  Royal Dutch Petroleum Co.
                   New York Shares                                    3,403,498
--------------------------------------------------------------------------------
          910,000  Sinopec Zhenhai Refining &
                   Chemical Co. Ltd. Cl H ORD                           877,278
--------------------------------------------------------------------------------
           26,896  Sunoco, Inc.                                       2,758,723
--------------------------------------------------------------------------------
           16,900  Total SA ORD                                       3,732,328
--------------------------------------------------------------------------------
           21,000  Unocal Corp.                                       1,196,790
--------------------------------------------------------------------------------
              742  Valero Energy Corp.                                   50,916
--------------------------------------------------------------------------------
                                                                     44,193,493
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
           50,740  Louisiana-Pacific Corp.                            1,277,633
--------------------------------------------------------------------------------
            8,500  MeadWestvaco Corp.                                   243,780
--------------------------------------------------------------------------------
            1,918  Potlatch Corp.                                        99,141
--------------------------------------------------------------------------------
           31,735  Weyerhaeuser Co.                                   2,035,801
--------------------------------------------------------------------------------
                                                                      3,656,355
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
           13,882  Alberto-Culver Company Cl B                          615,389
--------------------------------------------------------------------------------
           52,100  Gillette Company                                   2,747,754
--------------------------------------------------------------------------------
           20,000  Shiseido Co., Ltd. ORD                               240,944
--------------------------------------------------------------------------------
                                                                      3,604,087
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 5.1%
--------------------------------------------------------------------------------
           25,900  Abbott Laboratories                                1,249,416
--------------------------------------------------------------------------------
           65,000  American Pharmaceutical
                   Partners Inc.(1)                                   2,854,800
--------------------------------------------------------------------------------
           45,000  Astellas Pharma Inc. ORD                           1,609,365
--------------------------------------------------------------------------------
           51,320  AstraZeneca plc ORD                                2,178,310
--------------------------------------------------------------------------------
           52,400  Bristol-Myers Squibb Co.(2)                        1,328,864
--------------------------------------------------------------------------------
           29,700  Eisai Co. Ltd. ORD                                 1,007,429
--------------------------------------------------------------------------------
           31,800  Eli Lilly and Company                              1,853,940
--------------------------------------------------------------------------------
            3,900  Gedeon Richter Rt. ORD                               509,368
--------------------------------------------------------------------------------
          150,710  GlaxoSmithKline plc ORD                            3,725,865
--------------------------------------------------------------------------------
            3,287  Hanmi Pharm Co. Ltd. ORD                             189,133
--------------------------------------------------------------------------------
          193,059  Johnson & Johnson                                 12,954,258
--------------------------------------------------------------------------------
           24,478  King Pharmaceuticals, Inc.(1)                        231,562
--------------------------------------------------------------------------------
            9,166  Kos Pharmaceuticals, Inc.(1)                         529,153
--------------------------------------------------------------------------------
           84,521  Merck & Co., Inc.                                  2,741,861
--------------------------------------------------------------------------------
            1,400  Mylan Laboratories Inc.                               23,100
--------------------------------------------------------------------------------
          102,399  Novartis AG ORD                                    4,999,374
--------------------------------------------------------------------------------
           32,460  Novo Nordisk A/S Cl B ORD                          1,669,046
--------------------------------------------------------------------------------
          154,311  Pfizer, Inc.                                       4,305,277
--------------------------------------------------------------------------------
           29,156  Roche Holding AG ORD                               3,676,029
--------------------------------------------------------------------------------
            9,970  Sanofi-Aventis ORD                                   899,141
--------------------------------------------------------------------------------
           31,760  Taro Pharmaceutical
                   Industries Ltd.(1)                                 1,038,870
--------------------------------------------------------------------------------
           22,700  Watson Pharmaceuticals, Inc.(1)                      682,362
--------------------------------------------------------------------------------
           15,900  Wyeth                                                689,583
--------------------------------------------------------------------------------
           35,640  Zentiva N.V. ORD(1)                                1,191,708
--------------------------------------------------------------------------------
                                                                     52,137,814
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
REAL ESTATE -- 0.5%
--------------------------------------------------------------------------------
        1,846,000  Amata Corp. plc ORD                           $      517,889
--------------------------------------------------------------------------------
           22,900  Equity Office Properties Trust                       744,021
--------------------------------------------------------------------------------
           20,300  General Growth Properties,
                   Inc.                                                 790,279
--------------------------------------------------------------------------------
            1,893  Jones Lang LaSalle Inc.(1)                            80,282
--------------------------------------------------------------------------------
           12,700  Public Storage Inc.                                  763,651
--------------------------------------------------------------------------------
           11,500  Simon Property Group, Inc.                           790,280
--------------------------------------------------------------------------------
           17,330  Taubman Centers Inc.                                 550,054
--------------------------------------------------------------------------------
            9,615  Trizec Properties Inc.                               187,589
--------------------------------------------------------------------------------
           10,000  Vornado Realty Trust                                 787,000
--------------------------------------------------------------------------------
                                                                      5,211,045
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.3%
--------------------------------------------------------------------------------
              300  Burlington Northern Santa Fe
                   Corp.                                                 14,826
--------------------------------------------------------------------------------
              250  East Japan Railway Company
                   ORD                                                1,242,050
--------------------------------------------------------------------------------
           19,814  Union Pacific Corp.                                1,326,745
--------------------------------------------------------------------------------
                                                                      2,583,621
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 2.6%
--------------------------------------------------------------------------------
           25,900  Altera Corp.(1)                                      574,721
--------------------------------------------------------------------------------
          134,100  Applied Materials, Inc.                            2,200,581
--------------------------------------------------------------------------------
           55,000  Broadcom Corp.(1)                                  1,951,950
--------------------------------------------------------------------------------
           57,510  Hynix Semiconductor Inc. ORD(1)                      907,152
--------------------------------------------------------------------------------
          381,800  Intel Corp.                                       10,281,874
--------------------------------------------------------------------------------
        1,410,000  King Yuan Electronics Co. Ltd.
                   ORD                                                1,285,701
--------------------------------------------------------------------------------
           45,600  Linear Technology Corp.                            1,708,632
--------------------------------------------------------------------------------
           66,589  Microsemi Corporation(1)                           1,373,731
--------------------------------------------------------------------------------
           76,100  National Semiconductor Corp.                       1,531,132
--------------------------------------------------------------------------------
           28,900  NVIDIA Corp.(1)                                      785,791
--------------------------------------------------------------------------------
           10,523  OmniVision Technologies, Inc.(1)                     166,474
--------------------------------------------------------------------------------
           34,800  Photronics Inc.(1)                                   801,444
--------------------------------------------------------------------------------
            1,510  Samsung Electronics ORD                              732,530
--------------------------------------------------------------------------------
          689,000  Taiwan Semiconductor
                   Manufacturing Co. Ltd. ORD                         1,249,931
--------------------------------------------------------------------------------
           31,786  Trident Microsystems, Inc.(1)                        673,227
--------------------------------------------------------------------------------
                                                                     26,224,871
--------------------------------------------------------------------------------
SOFTWARE -- 1.9%
--------------------------------------------------------------------------------
           26,525  Autodesk, Inc.                                     1,049,860
--------------------------------------------------------------------------------
           46,700  Citrix Systems, Inc.(1)                            1,174,972
--------------------------------------------------------------------------------
            7,200  Electronic Arts Inc.(1)                              378,288
--------------------------------------------------------------------------------
           34,014  Internet Security Systems(1)                         755,111
--------------------------------------------------------------------------------
           10,463  Intuit Inc.(1)                                       452,211
--------------------------------------------------------------------------------
           78,896  McAfee Inc.(1)                                     2,262,737
--------------------------------------------------------------------------------
           18,100  Micros Systems, Inc.(1)                              814,138
--------------------------------------------------------------------------------
          316,718  Microsoft Corporation                              8,171,324
--------------------------------------------------------------------------------
           83,341  Oracle Corp.(1)                                    1,068,432
--------------------------------------------------------------------------------
           78,350  Parametric Technology Corp.(1)                       471,667
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           30,647  RADWARE Ltd.(1)                               $      684,960
--------------------------------------------------------------------------------
           25,000  Reynolds & Reynolds Co. Cl A                         682,250
--------------------------------------------------------------------------------
           21,845  Softbank SA ORD(1)                                   159,834
--------------------------------------------------------------------------------
            8,228  Symantec Corp.(1)                                    186,035
--------------------------------------------------------------------------------
           38,200  Synopsys, Inc.(1)                                    690,274
--------------------------------------------------------------------------------
                                                                     19,002,093
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.4%
--------------------------------------------------------------------------------
           27,700  Abercrombie & Fitch Co.                            1,588,041
--------------------------------------------------------------------------------
           19,944  Advance Auto Parts, Inc.(1)                        1,182,081
--------------------------------------------------------------------------------
           34,167  American Eagle Outfitters, Inc.                      966,926
--------------------------------------------------------------------------------
           40,200  AnnTaylor Stores Corporation(1)                    1,035,552
--------------------------------------------------------------------------------
            6,591  Barnes & Noble Inc.(1)                               249,469
--------------------------------------------------------------------------------
           21,900  Bebe Stores Inc.                                     843,369
--------------------------------------------------------------------------------
            5,311  Children's Place Retail Stores,
                   Inc. (The)(1)                                        248,077
--------------------------------------------------------------------------------
           44,898  Ellerine Holdings Ltd. ORD                           329,222
--------------------------------------------------------------------------------
           44,200  Gap, Inc. (The)                                      928,200
--------------------------------------------------------------------------------
           22,300  Hibbett Sporting Goods Inc.(1)                       783,176
--------------------------------------------------------------------------------
           90,917  Home Depot, Inc.                                   3,577,584
--------------------------------------------------------------------------------
           46,900  Men's Wearhouse, Inc. (The)(1)                     2,409,253
--------------------------------------------------------------------------------
          103,400  Michaels Stores, Inc.                              4,354,174
--------------------------------------------------------------------------------
           13,800  O'Reilly Automotive Inc.(1)                          766,590
--------------------------------------------------------------------------------
           21,725  Payless Shoesource, Inc.(1)                          365,632
--------------------------------------------------------------------------------
           36,220  Rent-A-Center Inc.(1)                                856,965
--------------------------------------------------------------------------------
            6,773  Ross Stores, Inc.                                    190,863
--------------------------------------------------------------------------------
            8,100  Sherwin-Williams Co.                                 360,045
--------------------------------------------------------------------------------
           32,300  Urban Outfitters Inc.(1)                           1,722,882
--------------------------------------------------------------------------------
            6,100  Williams-Sonoma, Inc.(1)                             239,913
--------------------------------------------------------------------------------
           25,000  Yamada Denki Co Ltd. ORD                           1,364,181
--------------------------------------------------------------------------------
                                                                     24,362,195
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
--------------------------------------------------------------------------------
            3,970  Adidas-Salomon AG ORD                                659,650
--------------------------------------------------------------------------------
           31,520  Compagnie Financiere
                   Richemont AG A Shares ORD                            959,436
--------------------------------------------------------------------------------
        2,574,000  I.T Ltd. ORD(1)                                      661,718
--------------------------------------------------------------------------------
           25,600  Jones Apparel Group, Inc.                            816,896
--------------------------------------------------------------------------------
           15,100  Liz Claiborne, Inc.                                  567,005
--------------------------------------------------------------------------------
           15,300  NIKE, Inc. Cl B                                    1,257,660
--------------------------------------------------------------------------------
           11,500  Reebok International Ltd.                            468,165
--------------------------------------------------------------------------------
           10,700  VF Corp.                                             603,801
--------------------------------------------------------------------------------
                                                                      5,994,331
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.6%
--------------------------------------------------------------------------------
              600  Corus Bankshares Inc.                                 30,792
--------------------------------------------------------------------------------
           74,878  Countrywide Financial
                   Corporation                                        2,783,215
--------------------------------------------------------------------------------
           14,764  Downey Financial Corp.                             1,107,595
--------------------------------------------------------------------------------
           11,500  Fannie Mae                                           681,260
--------------------------------------------------------------------------------
           65,400  Freddie Mac                                        4,253,616
--------------------------------------------------------------------------------
           39,830  Golden West Financial Corp.                        2,494,155
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           44,700  MGIC Investment Corp.                         $    2,741,898
--------------------------------------------------------------------------------
           54,296  Washington Mutual, Inc.                            2,242,425
--------------------------------------------------------------------------------
                                                                     16,334,956
--------------------------------------------------------------------------------
TOBACCO -- 0.1%
--------------------------------------------------------------------------------
           19,900  Altria Group Inc.                                  1,336,086
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
            9,200  Grainger (W.W.), Inc.                                500,388
--------------------------------------------------------------------------------
           42,030  Wolseley plc ORD                                     861,052
--------------------------------------------------------------------------------
                                                                      1,361,440
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE -- 0.4%
--------------------------------------------------------------------------------
          122,180  BAA plc ORD                                        1,382,565
--------------------------------------------------------------------------------
           62,885  Cintra Concesiones de
                   Infraestructuras de
                   Transporte SA ORD                                    685,503
--------------------------------------------------------------------------------
          526,000  Cosco Pacific Limited ORD                          1,020,933
--------------------------------------------------------------------------------
          486,130  Macquarie Infrastructure
                   Group ORD                                          1,429,063
--------------------------------------------------------------------------------
                                                                      4,518,064
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.2%
--------------------------------------------------------------------------------
           30,380  America Movil SA de CV
                   Series L ADR                                       1,721,938
--------------------------------------------------------------------------------
          373,000  Digi.Com Bhd ORD(1)                                  510,421
--------------------------------------------------------------------------------
              160  KDDI Corp. ORD                                       734,446
--------------------------------------------------------------------------------
           26,583  Mobile TeleSystems ADR                               933,063
--------------------------------------------------------------------------------
           12,784  Nextel Communications, Inc.(1)                       385,821
--------------------------------------------------------------------------------
           61,918  NII Holdings, Inc.(1)                              3,690,313
--------------------------------------------------------------------------------
            7,478  Orascom Telecom Holding
                   SAE ORD                                              659,471
--------------------------------------------------------------------------------
           22,267  Turkcell Iletisim Hizmet ADR                         357,608
--------------------------------------------------------------------------------
           43,623  Vodafone Egypt
                   Telecommunications SAE ORD                           587,160
--------------------------------------------------------------------------------
        1,198,470  Vodafone Group plc ORD                             3,022,778
--------------------------------------------------------------------------------
                                                                     12,603,019
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $697,776,098)                                                 792,911,018
--------------------------------------------------------------------------------
PREFERRED STOCKS -- 0.2%

DIVERSIFIED FINANCIAL SERVICES(3)
--------------------------------------------------------------------------------
           24,702  Bradespar SA ORD                                     418,436
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.1%
--------------------------------------------------------------------------------
       30,000,000  Cia Energetica de Minas
                   Gerais ORD                                           909,593
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
--------------------------------------------------------------------------------
           47,060  Tim Participacoes SA ADR                             741,195
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost $1,914,750)                                                     2,069,224
--------------------------------------------------------------------------------

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS(3)

CONTRACTS
--------------------------------------------------------------------------------
              251  Bristol-Myers Squibb Co.,
                   strike at $22.50, expires
                   6/18/05
(Cost $44,136)                                                   $        1,883
--------------------------------------------------------------------------------
CORPORATE BONDS -- 7.4%

AEROSPACE & DEFENSE -- 0.1%
--------------------------------------------------------------------------------
       $  440,000  United Technologies Corp.,
                   4.375%, 5/1/10                                       442,884
--------------------------------------------------------------------------------
          220,000  United Technologies Corp.,
                   5.40%, 5/1/35                                        227,165
--------------------------------------------------------------------------------
                                                                        670,049
--------------------------------------------------------------------------------
BEVERAGES(3)
--------------------------------------------------------------------------------
          140,000  Diageo Capital plc, 4.375%,
                   5/3/10                                               140,321
--------------------------------------------------------------------------------
          250,000  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 8/6/03-
                   1/6/04, Cost $251,108)(4)                            248,755
--------------------------------------------------------------------------------
                                                                        389,076
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
          500,000  MAAX Corp., 9.75%, 6/15/12                           453,750
--------------------------------------------------------------------------------
          375,000  Nortek Inc., 8.50%, 9/1/14                           337,500
--------------------------------------------------------------------------------
                                                                        791,250
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.2%
--------------------------------------------------------------------------------
          200,000  Credit Suisse First Boston
                   USA Inc., VRN, 3.33%,
                   6/19/05, resets quarterly off
                   the 3-month LIBOR plus
                   0.28% with no caps                                   200,639
--------------------------------------------------------------------------------
          500,000  Goldman Sachs Group, Inc.,
                   5.25%, 10/15/13                                      515,193
--------------------------------------------------------------------------------
          300,000  Merrill Lynch & Co., Inc.,
                   2.07%, 6/12/06                                       294,343
--------------------------------------------------------------------------------
          260,000  Merrill Lynch & Co., Inc.,
                   4.25%, 2/8/10                                        258,841
--------------------------------------------------------------------------------
          130,000  Morgan Stanley, 4.00%,
                   1/15/10                                              127,452
--------------------------------------------------------------------------------
          150,000  Morgan Stanley, 4.25%,
                   5/15/10                                              148,948
--------------------------------------------------------------------------------
          250,000  Refco Finance Holdings LLC,
                   9.00%, 8/1/12                                        262,500
--------------------------------------------------------------------------------
                                                                      1,807,916
--------------------------------------------------------------------------------
CHEMICALS -- 0.1%
--------------------------------------------------------------------------------
          152,000  Huntsman ICI Chemicals,
                   10.125%, 7/1/09                                      158,460
--------------------------------------------------------------------------------
           69,000  IMC Global Inc., 10.875%,
                   6/1/08                                                77,280
--------------------------------------------------------------------------------
          450,000  Lyondell Chemical Co., 9.50%,
                   12/15/08                                             480,375
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $   69,000  Millennium America Inc.,
                   9.25%, 6/15/08                                $       74,693
--------------------------------------------------------------------------------
                                                                        790,808
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.4%
--------------------------------------------------------------------------------
          140,000  AmSouth Bancorp., 5.20%,
                   4/1/15                                               145,225
--------------------------------------------------------------------------------
          650,000  Bank of America Corp.,
                   4.375%, 12/1/10                                      652,502
--------------------------------------------------------------------------------
        1,000,000  SouthTrust Corp., 5.80%,
                   6/15/14                                            1,072,051
--------------------------------------------------------------------------------
          830,000  Wachovia Bank N.A., 4.80%,
                   11/1/14                                              838,788
--------------------------------------------------------------------------------
          530,000  Wachovia Bank N.A., 4.875%,
                   2/1/15                                               538,680
--------------------------------------------------------------------------------
          500,000  Wells Fargo & Co., 4.20%,
                   1/15/10                                              498,505
--------------------------------------------------------------------------------
           70,000  Wells Fargo Bank N.A.,
                   4.75%, 2/9/15                                         70,571
--------------------------------------------------------------------------------
                                                                      3,816,322
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.2%
--------------------------------------------------------------------------------
          350,000  Allied Waste North America,
                   Inc., 6.375%, 4/15/11                                336,000
--------------------------------------------------------------------------------
          275,000  Casella Waste Systems Inc.,
                   9.75%, 2/1/13                                        295,625
--------------------------------------------------------------------------------
          425,000  Cenveo Corp., 7.875%,
                   12/1/13                                              404,813
--------------------------------------------------------------------------------
          250,000  Corrections Corp. of America,
                   6.25%, 3/15/13 (Acquired
                   3/8/05, Cost $250,000)(4)                            243,125
--------------------------------------------------------------------------------
          210,000  R.R. Donnelley & Sons
                   Company, 4.95%, 5/15/10
                   (Acquired 5/18/05-5/19/05,
                   Cost $209,500)(4)                                    210,227
--------------------------------------------------------------------------------
          100,000  R.R. Donnelley & Sons
                   Company, 3.75%, 4/1/09                                96,775
--------------------------------------------------------------------------------
          260,000  Waste Management, Inc.,
                   7.00%, 7/15/28                                       298,515
--------------------------------------------------------------------------------
                                                                      1,885,080
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.1%
--------------------------------------------------------------------------------
          200,000  Lucent Technologies Inc.,
                   7.25%, 7/15/06                                       205,000
--------------------------------------------------------------------------------
          375,000  Lucent Technologies Inc.,
                   6.45%, 3/15/29                                       326,250
--------------------------------------------------------------------------------
                                                                        531,250
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.1%
--------------------------------------------------------------------------------
          500,000  Xerox Corp., 6.875%, 8/15/11                         531,250
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS(3)
--------------------------------------------------------------------------------
          300,000  ACIH Inc., VRN, 0.00%,
                   12/15/07 (Acquired 12/21/04,
                   Cost $215,373)(4)(5)                                 187,500
--------------------------------------------------------------------------------
          225,000  Associated Materials Inc.,
                   9.75%, 4/15/12                                       232,875
--------------------------------------------------------------------------------
                                                                        420,375
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.1%
--------------------------------------------------------------------------------
       $  200,000  American Express Centurion
                   Bank, 4.375%, 7/30/09                         $      201,304
--------------------------------------------------------------------------------
          320,000  Capital One Financial Corp.,
                   4.80%, 2/21/12                                       315,833
--------------------------------------------------------------------------------
                                                                        517,137
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.1%
--------------------------------------------------------------------------------
          525,000  Ball Corp., 7.75%, 8/1/06                            546,000
--------------------------------------------------------------------------------
          250,000  Ball Corp., 6.875%, 12/15/12                         263,438
--------------------------------------------------------------------------------
          250,000  Graham Packaging Co. Inc.,
                   8.50%, 10/15/12 (Acquired
                   9/30/04, Cost $254,063)(4)                           252,500
--------------------------------------------------------------------------------
          350,000  Graham Packaging Co. Inc.,
                   9.875%, 10/15/14 (Acquired
                   9/29/04, Cost $357,875)(4)                           349,125
--------------------------------------------------------------------------------
                                                                      1,411,063
--------------------------------------------------------------------------------
DISTRIBUTORS(3)
--------------------------------------------------------------------------------
          375,000  Amscan Holdings Inc., 8.75%,
                   5/1/14                                               350,625
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.7%
--------------------------------------------------------------------------------
        5,573,022  Lehman Brothers TRAINS(SM),
                   Series 2004-1, 8.21%,
                   8/1/15 (Acquired 5/18/04,
                   Cost $5,614,820)(4)                                5,917,646
--------------------------------------------------------------------------------
          777,000  Morgan Stanley TRACERS(SM),
                   7.71%, 3/1/32 (Acquired
                   3/15/02-8/28/02, Cost
                   $821,178)(4)                                         944,929
--------------------------------------------------------------------------------
                                                                      6,862,575
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.4%
--------------------------------------------------------------------------------
          300,000  American General Finance
                   Corp., Series 2002 H, 4.50%,
                   11/15/07                                             301,323
--------------------------------------------------------------------------------
          280,000  CIT Group Inc., 4.25%,
                   2/1/10                                               277,468
--------------------------------------------------------------------------------
          260,000  CIT Group Inc., 5.125%,
                   9/30/14                                              263,638
--------------------------------------------------------------------------------
        1,090,000  Citigroup Inc., 5.00%,
                   9/15/14                                            1,113,365
--------------------------------------------------------------------------------
          160,000  Ford Motor Credit Co.,
                   6.50%, 1/25/07                                       160,321
--------------------------------------------------------------------------------
          450,000  Ford Motor Credit Co.,
                   7.375%, 10/28/09                                     435,691
--------------------------------------------------------------------------------
          270,000  Ford Motor Credit Co.,
                   7.25%, 10/25/11                                      255,416
--------------------------------------------------------------------------------
          190,000  General Electric Capital Corp.,
                   4.25%, 12/1/10                                       189,351
--------------------------------------------------------------------------------
          270,000  General Motors Acceptance
                   Corp., 6.125%, 8/28/07                               264,201
--------------------------------------------------------------------------------
          500,000  HSBC Finance Corp., 4.125%,
                   11/16/09                                             493,982
--------------------------------------------------------------------------------
          225,000  HSBC Finance Corp., 4.75%,
                   4/15/10                                              227,699
--------------------------------------------------------------------------------
          350,000  J.P. Morgan Chase & Co.,
                   6.75%, 2/1/11                                        388,295
--------------------------------------------------------------------------------
                                                                      4,370,750
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
--------------------------------------------------------------------------------
       $  562,000  AT&T Corp., 9.05%, 11/15/11                   $      648,407
--------------------------------------------------------------------------------
          260,000  BellSouth Corp., 5.20%,
                   12/15/16                                             264,945
--------------------------------------------------------------------------------
          250,000  British Telecommunications
                   plc, 7.00%, 5/23/07                                  263,045
--------------------------------------------------------------------------------
          420,000  Deutsche Telekom
                   International Finance BV,
                   8.50%, 6/15/10                                       490,012
--------------------------------------------------------------------------------
          150,000  Deutsche Telekom
                   International Finance BV,
                   5.25%, 7/22/13                                       155,096
--------------------------------------------------------------------------------
          100,000  France Telecom, 8.00%,
                   3/1/11                                               116,467
--------------------------------------------------------------------------------
          500,000  Intelsat Bermuda Ltd., 8.25%,
                   1/15/13 (Acquired 1/24/05,
                   Cost $500,000)(4)                                    511,249
--------------------------------------------------------------------------------
          250,000  Intelsat Bermuda Ltd.,
                   8.625%, 1/15/15 (Acquired
                   1/24/05, Cost $250,000)(4)                           257,813
--------------------------------------------------------------------------------
          125,000  Intelsat Ltd., 6.50%, 11/1/13                         99,375
--------------------------------------------------------------------------------
          350,000  MCI Inc., 8.74%, 5/1/14                              392,875
--------------------------------------------------------------------------------
          400,000  Qwest Capital Funding Inc.,
                   7.75%, 8/15/06                                       407,000
--------------------------------------------------------------------------------
          350,000  Qwest Corp., 7.875%, 9/1/11
                   (Acquired 1/27/05, Cost
                   $374,500)(4)                                         364,875
--------------------------------------------------------------------------------
          450,000  Qwest Services Corp., 14.00%,
                   12/15/10 (Acquired 7/24/03-
                   8/11/04, Cost $509,938)(4)                           515,249
--------------------------------------------------------------------------------
          120,000  Sprint Capital Corp., 8.375%,
                   3/15/12                                              144,105
--------------------------------------------------------------------------------
          130,000  Sprint Capital Corp., 8.75%,
                   3/15/32                                              179,278
--------------------------------------------------------------------------------
          200,000  Verizon Virginia Inc., 4.625%,
                   3/15/13                                              195,312
--------------------------------------------------------------------------------
                                                                      5,005,103
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.3%
--------------------------------------------------------------------------------
          210,000  Carolina Power & Light Co.,
                   5.15%, 4/1/15                                        216,838
--------------------------------------------------------------------------------
          380,000  CenterPoint Energy Resources
                   Corp., 6.50%, 2/1/08                                 399,094
--------------------------------------------------------------------------------
          410,000  FirstEnergy Corp., 6.45%,
                   11/15/11                                             446,399
--------------------------------------------------------------------------------
          210,000  Florida Power Corp., 4.50%,
                   6/1/10                                               211,138
--------------------------------------------------------------------------------
          300,000  MSW Energy Holdings LLC,
                   8.50%, 9/1/10                                        312,000
--------------------------------------------------------------------------------
          313,000  NRG Energy Inc., 8.00%,
                   12/15/13 (Acquired
                   12/19/03, Cost $323,955)(4)                          331,780
--------------------------------------------------------------------------------
          310,000  Pacific Gas & Electric Co.,
                   6.05%, 3/1/34                                        342,027
--------------------------------------------------------------------------------
          200,000  Tampa Electric Co., 6.375%,
                   8/15/12                                              219,849
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  300,000  Texas Genco LLC, 6.875%,
                   12/15/14 (Acquired 12/8/04,
                   Cost $310,875)(4)                             $      309,750
--------------------------------------------------------------------------------
          200,000  Virginia Electric and Power
                   Co., 5.25%, 12/15/15                                 205,189
--------------------------------------------------------------------------------
                                                                      2,994,064
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS(3)
--------------------------------------------------------------------------------
          500,000  Flextronics International Ltd.,
                   6.50%, 5/15/13                                       511,250
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.1%
--------------------------------------------------------------------------------
          400,000  Hanover Compressor Co.,
                   8.625%, 12/15/10                                     414,000
--------------------------------------------------------------------------------
          625,000  Newpark Resources, 8.625%,
                   12/15/07                                             625,000
--------------------------------------------------------------------------------
          250,000  Universal Compression Inc.,
                   7.25%, 5/15/10                                       256,563
--------------------------------------------------------------------------------
                                                                      1,295,563
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.1%
--------------------------------------------------------------------------------
          200,000  CVS Corp., 4.00%, 9/15/09                            197,935
--------------------------------------------------------------------------------
          450,000  Ingles Markets, Inc., 8.875%,
                   12/1/11                                              455,062
--------------------------------------------------------------------------------
          350,000  Safeway Inc., 6.50%, 3/1/11                          376,894
--------------------------------------------------------------------------------
                                                                      1,029,891
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
          350,000  Cadbury Schweppes US
                   Finance LLC, 5.125%,
                   10/1/13 (Acquired 9/22/03-
                   10/8/03, Cost $348,086)(4)                           356,867
--------------------------------------------------------------------------------
           25,000  Dole Food Company, Inc.,
                   8.875%, 3/15/11                                       26,750
--------------------------------------------------------------------------------
          500,000  Hines Nurseries Inc., 10.25%,
                   10/1/11                                              517,500
--------------------------------------------------------------------------------
                                                                        901,117
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
          300,000  Beckman Coulter Inc., 7.45%,
                   3/4/08                                               324,422
--------------------------------------------------------------------------------
          425,000  Fisher Scientific International
                   Inc., 6.75%, 8/15/14                                 443,062
--------------------------------------------------------------------------------
          275,000  Sybron Dental Specialties Inc.,
                   8.125%, 6/15/12                                      297,000
--------------------------------------------------------------------------------
          275,000  Universal Hospital Services
                   Inc., 10.125%, 11/1/11                               279,125
--------------------------------------------------------------------------------
                                                                      1,343,609
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 0.1%
--------------------------------------------------------------------------------
          500,000  Alliance Imaging Inc., 7.25%,
                   12/15/12 (Acquired 12/9/04,
                   Cost $504,375)(4)                                    477,500
--------------------------------------------------------------------------------
          350,000  Genesis HealthCare Corp.,
                   8.00%, 10/15/13                                      374,500
--------------------------------------------------------------------------------
          450,000  HCA Inc., 6.95%, 5/1/12                              475,958
--------------------------------------------------------------------------------
                                                                      1,327,958
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.7%
--------------------------------------------------------------------------------
       $  325,000  Equinox Holdings Inc., 9.00%,
                   12/15/09                                      $      336,375
--------------------------------------------------------------------------------
          500,000  Herbst Gaming Inc., 8.125%,
                   6/1/12                                               530,000
--------------------------------------------------------------------------------
          250,000  Hollywood Casino Shreveport
                   Corp., 0.00%, 8/1/06(1)(6)                           205,938
--------------------------------------------------------------------------------
          400,000  Intrawest Corp., 7.50%,
                   10/15/13                                             406,000
--------------------------------------------------------------------------------
          500,000  Isle of Capri Casinos Inc.,
                   7.00%, 3/1/14                                        493,750
--------------------------------------------------------------------------------
          300,000  MGM Mirage, 6.00%, 10/1/09                           301,125
--------------------------------------------------------------------------------
          500,000  MGM Mirage, 8.50%, 9/15/10                           553,749
--------------------------------------------------------------------------------
          450,000  Mohegan Tribal Gaming Auth.,
                   6.375%, 7/15/09                                      457,875
--------------------------------------------------------------------------------
          375,000  Park Place Entertainment
                   Corp., 9.375%, 2/15/07                               402,188
--------------------------------------------------------------------------------
          550,000  Penn National Gaming Inc.,
                   8.875%, 3/15/10                                      592,624
--------------------------------------------------------------------------------
          300,000  Penn National Gaming, Inc.,
                   6.875%, 12/1/11                                      307,500
--------------------------------------------------------------------------------
          375,000  Resorts International Hotel
                   and Casino Inc., 11.50%,
                   3/15/09                                              427,500
--------------------------------------------------------------------------------
          225,000  Six Flags Inc., 8.875%,
                   2/1/10                                               210,938
--------------------------------------------------------------------------------
          200,000  Six Flags Inc., 9.75%,
                   4/15/13                                              179,000
--------------------------------------------------------------------------------
          225,000  Starwood Hotels & Resorts
                   Worldwide Inc., 7.875%,
                   5/1/12                                               252,844
--------------------------------------------------------------------------------
          400,000  Starwood Hotels & Resorts
                   Worldwide Inc., 7.375%,
                   11/15/15                                             441,500
--------------------------------------------------------------------------------
          425,000  Trump Entertainment Resorts,
                   Inc., 8.50%, 6/1/15                                  415,438
--------------------------------------------------------------------------------
          500,000  Wynn Las Vegas LLC, 6.625%,
                   12/1/14 (Acquired 1/25/05,
                   Cost $487,500)(4)                                    482,500
--------------------------------------------------------------------------------
          450,000  Yum! Brands Inc., 8.875%,
                   4/15/11                                              545,284
--------------------------------------------------------------------------------
                                                                      7,542,128
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.3%
--------------------------------------------------------------------------------
          125,000  Beazer Homes USA Inc.,
                   8.375%, 4/15/12                                      133,750
--------------------------------------------------------------------------------
          550,000  D.R. Horton Inc., 7.875%,
                   8/15/11                                              613,637
--------------------------------------------------------------------------------
          100,000  KB Home, 9.50%, 2/15/11                              107,500
--------------------------------------------------------------------------------
          500,000  KB Home, 6.375%, 8/15/11                             517,083
--------------------------------------------------------------------------------
          425,000  Sealy Mattress Co., 8.25%,
                   6/15/14                                              432,438
--------------------------------------------------------------------------------
          225,000  Standard-Pacific Corp.,
                   9.25%, 4/15/12                                       247,500
--------------------------------------------------------------------------------
          500,000  WCI Communities Inc.,
                   10.625%, 2/15/11                                     537,500
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  200,000  William Lyon Homes Inc.,
                   10.75%, 4/1/13                                $      214,000
--------------------------------------------------------------------------------
                                                                      2,803,408
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS(3)
--------------------------------------------------------------------------------
          300,000  Spectrum Brands, Inc.,
                   8.50%, 10/1/13                                       314,250
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.1%
--------------------------------------------------------------------------------
          590,000  General Electric Co., 5.00%,
                   2/1/13                                               607,545
--------------------------------------------------------------------------------
INSURANCE -- 0.1%
--------------------------------------------------------------------------------
          210,000  Allstate Corp. (The), 5.55%,
                   5/9/35                                               217,404
--------------------------------------------------------------------------------
          350,000  Allstate Financial Global
                   Funding, 4.25%, 9/10/08
                   (Acquired 9/3/03, Cost
                   $349,314)(4)                                         349,657
--------------------------------------------------------------------------------
          130,000  American International Group,
                   Inc., 4.25%, 5/15/13                                 125,262
--------------------------------------------------------------------------------
          300,000  Genworth Financial Inc.,
                   5.75%, 6/15/14                                       321,607
--------------------------------------------------------------------------------
          300,000  Monumental Global Funding II,
                   3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $299,994)(4)                            299,390
--------------------------------------------------------------------------------
                                                                      1,313,320
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL(3)
--------------------------------------------------------------------------------
           50,000  IAC/InterActiveCorp, 7.00%,
                   1/15/13                                               52,320
--------------------------------------------------------------------------------
MEDIA -- 0.8%
--------------------------------------------------------------------------------
          400,000  Cablevision Systems Corp.,
                   8.00%, 4/15/12                                       422,500
--------------------------------------------------------------------------------
          325,000  Cadmus Communications
                   Corp., 8.375%, 6/15/14                               331,906
--------------------------------------------------------------------------------
          500,000  Cinemark Inc., VRN, 0.00%,
                   3/15/09(5)                                           353,750
--------------------------------------------------------------------------------
           40,000  Comcast Cable
                   Communications Holdings
                   Inc., 8.375%, 3/15/13                                 49,072
--------------------------------------------------------------------------------
          500,000  Comcast Corp., 5.50%,
                   3/15/11                                              522,638
--------------------------------------------------------------------------------
          540,000  Cox Communications Inc.,
                   4.625%, 1/15/10                                      537,303
--------------------------------------------------------------------------------
          350,000  CSC Holdings Inc., 7.875%,
                   12/15/07                                             367,063
--------------------------------------------------------------------------------
          250,000  CSC Holdings Inc., 6.75%,
                   4/15/12 (Acquired 8/5/04,
                   Cost $241,250)(4)                                    255,625
--------------------------------------------------------------------------------
          500,000  Dex Media Inc., VRN, 0.00%,
                   11/15/08(5)                                          400,000
--------------------------------------------------------------------------------
          500,000  Dex Media Inc., 8.00%,
                   11/15/13                                             533,749
--------------------------------------------------------------------------------
          500,000  DirecTV Holdings LLC/DirecTV
                   Financing Co., 8.375%,
                   3/15/13 (Acquired 4/19/05,
                   Cost $543,750)(4)                                    556,249
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  500,000  Echostar DBS Corp., 6.375%,
                   10/1/11                                       $      507,500
--------------------------------------------------------------------------------
          300,000  Imax Corp., 9.625%, 12/1/10                          315,000
--------------------------------------------------------------------------------
          225,000  Mediacom LLC, 9.50%,
                   1/15/13                                              224,438
--------------------------------------------------------------------------------
          350,000  MediaNews Group, Inc.,
                   6.875%, 10/1/13                                      341,250
--------------------------------------------------------------------------------
          100,000  News America Holdings,
                   7.75%, 1/20/24                                       119,045
--------------------------------------------------------------------------------
          475,000  PanAmSat Corp., 9.00%,
                   8/15/14                                              518,938
--------------------------------------------------------------------------------
          500,000  Primedia Inc., 7.625%,
                   4/1/08                                               505,000
--------------------------------------------------------------------------------
          500,000  Primedia Inc., 8.875%,
                   5/15/11                                              527,500
--------------------------------------------------------------------------------
          300,000  Walt Disney Company,
                   5.50%, 12/29/06                                      305,546
--------------------------------------------------------------------------------
                                                                      7,694,072
--------------------------------------------------------------------------------
METALS & MINING -- 0.1%
--------------------------------------------------------------------------------
           70,000  Alcan Inc., 5.00%, 6/1/15                             70,246
--------------------------------------------------------------------------------
          260,000  Alcan Inc., 4.50%, 5/15/13                           254,945
--------------------------------------------------------------------------------
          350,000  IPSCO Inc., 8.75%, 6/1/13                            390,250
--------------------------------------------------------------------------------
                                                                        715,441
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.2%
--------------------------------------------------------------------------------
          525,000  AES Corporation (The),
                   8.875%, 2/15/11                                      582,750
--------------------------------------------------------------------------------
          500,000  AES Corporation (The),
                   8.75%, 5/15/13 (Acquired
                   5/14/04, Cost $510,000)(4)                           557,500
--------------------------------------------------------------------------------
          250,000  CMS Energy Corp., 7.50%,
                   1/15/09                                              260,625
--------------------------------------------------------------------------------
          300,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                      298,486
--------------------------------------------------------------------------------
                                                                      1,699,361
--------------------------------------------------------------------------------
MULTILINE RETAIL(3)
--------------------------------------------------------------------------------
          150,000  May Department Stores Co.,
                   3.95%, 7/15/07                                       148,826
--------------------------------------------------------------------------------
          350,000  May Department Stores Co.,
                   4.80%, 7/15/09                                       353,775
--------------------------------------------------------------------------------
                                                                        502,601
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 0.5%
--------------------------------------------------------------------------------
          450,000  Chesapeake Energy Corp.,
                   7.50%, 6/15/14                                       489,375
--------------------------------------------------------------------------------
          500,000  Citgo Petroleum Corp.,
                   6.00%, 10/15/11                                      492,500
--------------------------------------------------------------------------------
          300,000  Devon Energy Corp., 2.75%,
                   8/1/06                                               295,020
--------------------------------------------------------------------------------
          350,000  El Paso Corp., 7.875%,
                   6/15/12                                              353,500
--------------------------------------------------------------------------------
          740,000  Enterprise Products Operating
                   L.P., 4.625%, 10/15/09                               735,631
--------------------------------------------------------------------------------
          550,000  Forest Oil Corp., 7.75%,
                   5/1/14                                               593,999
--------------------------------------------------------------------------------
           90,000  Magellan Midstream Partners,
                   5.65%, 10/15/16                                       92,387
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  389,000  Magnum Hunter Resources
                   Inc., 9.60%, 3/15/12                          $      429,845
--------------------------------------------------------------------------------
          525,000  Massey Energy Co., 6.625%,
                   11/15/10                                             535,500
--------------------------------------------------------------------------------
          250,000  Nexen Inc., 5.875%, 3/10/35                          247,648
--------------------------------------------------------------------------------
          300,000  Pacific Energy Partners L.P./
                   Pacific Energy Finance Corp.,
                   7.125%, 6/15/14                                      313,500
--------------------------------------------------------------------------------
          225,000  Range Resources Corp.,
                   7.375%, 7/15/13                                      234,000
--------------------------------------------------------------------------------
          300,000  Williams Companies Inc.,
                   8.125%, 3/15/12                                      339,000
--------------------------------------------------------------------------------
          270,000  XTO Energy Inc., 5.30%,
                   6/30/15                                              272,340
--------------------------------------------------------------------------------
                                                                      5,424,245
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
          450,000  Boise Cascade LLC, 7.125%,
                   10/15/14 (Acquired 12/8/04-
                   2/15/05, Cost $475,875)(4)                           430,875
--------------------------------------------------------------------------------
          475,000  Georgia-Pacific Corp., 7.70%,
                   6/15/15                                              539,125
--------------------------------------------------------------------------------
          320,000  Norske Skog Canada Ltd.,
                   7.375%, 3/1/14                                       300,800
--------------------------------------------------------------------------------
                                                                      1,270,800
--------------------------------------------------------------------------------
PERSONAL PRODUCTS(3)
--------------------------------------------------------------------------------
          195,000  WH Holdings Ltd./WH Capital
                   Corp., 9.50%, 4/1/11                                 208,650
--------------------------------------------------------------------------------
PHARMACEUTICALS(3)
--------------------------------------------------------------------------------
          100,000  Schering-Plough Corp.,
                   5.30%, 12/1/13                                       105,674
--------------------------------------------------------------------------------
REAL ESTATE -- 0.1%
--------------------------------------------------------------------------------
          550,000  Host Marriott L.P., 7.00%,
                   8/15/12                                              567,875
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.1%
--------------------------------------------------------------------------------
          300,000  Canadian National Railway
                   Co., 6.25%, 8/1/34                                   341,463
--------------------------------------------------------------------------------
            8,000  Norfolk Southern Corp.,
                   7.80%, 5/15/27                                        10,483
--------------------------------------------------------------------------------
          192,000  Norfolk Southern Corp.,
                   5.64%, 5/17/29                                       198,022
--------------------------------------------------------------------------------
                                                                        549,968
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT(3)
--------------------------------------------------------------------------------
          500,000  Amkor Technology Inc.,
                   7.75%, 5/15/13                                       411,250
--------------------------------------------------------------------------------
SOFTWARE(3)
--------------------------------------------------------------------------------
          310,000  Computer Associates
                   International Inc., 4.75%,
                   12/1/09 (Acquired 12/9/04,
                   Cost $314,445)(4)                                    306,607
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.1%
--------------------------------------------------------------------------------
          350,000  Asbury Automotive Group Inc.,
                   9.00%, 6/15/12                                       358,750
--------------------------------------------------------------------------------
          375,000  Asbury Automotive Group Inc.,
                   8.00%, 3/15/14                                       359,063
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  200,000  Couche-Tard U.S. L.P./
                   Couche-Tard Finance Corp.,
                   7.50%, 12/15/13                               $      209,000
--------------------------------------------------------------------------------
          275,000  Toys "R" Us, Inc., 7.375%,
                   10/15/18                                             221,375
--------------------------------------------------------------------------------
          225,000  United Auto Group, Inc.,
                   9.625%, 3/15/12                                      237,375
--------------------------------------------------------------------------------
                                                                      1,385,563
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS(3)
--------------------------------------------------------------------------------
          200,000  Perry Ellis International Inc.,
                   8.875%, 9/15/13                                      205,000
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
          550,000  United Rentals North America
                   Inc., 6.50%, 2/15/12                                 543,813
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
--------------------------------------------------------------------------------
          500,000  Nextel Communications Inc.,
                   7.375%, 8/1/15                                       543,125
--------------------------------------------------------------------------------
          300,000  Nextel Partners Inc., 8.125%,
                   7/1/11                                               327,750
--------------------------------------------------------------------------------
          300,000  Rogers Wireless
                   Communications Inc., 7.25%,
                   12/15/12                                             322,500
--------------------------------------------------------------------------------
          350,000  Rogers Wireless
                   Communications Inc., 7.50%,
                   3/15/15                                              375,375
--------------------------------------------------------------------------------
          250,000  SBA Communications Corp.,
                   8.50%, 12/1/12                                       266,250
--------------------------------------------------------------------------------
          325,000  Ubiquitel Inc., 9.875%, 3/1/11                       352,625
--------------------------------------------------------------------------------
                                                                      2,187,625
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $74,875,184)                                                   75,965,597
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(7) -- 4.4%

        2,100,000  FHLMC, 5.00%, settlement
                   date 6/16/05(8)                                    2,124,280
--------------------------------------------------------------------------------
            5,268  FHLMC, 6.50%, 12/1/12                                  5,488
--------------------------------------------------------------------------------
           66,036  FHLMC, 7.00%, 6/1/14                                  69,304
--------------------------------------------------------------------------------
        1,326,306  FHLMC, 4.50%, 1/1/19                               1,322,871
--------------------------------------------------------------------------------
           11,757  FHLMC, 7.00%, 8/1/29                                  12,409
--------------------------------------------------------------------------------
           79,010  FHLMC, 8.00%, 7/1/30                                  85,305
--------------------------------------------------------------------------------
          577,755  FHLMC, 5.50%, 12/1/33                                587,078
--------------------------------------------------------------------------------
        8,545,700  FNMA, 6.00%, settlement
                   date 6/13/05(8)                                    8,729,968
--------------------------------------------------------------------------------
          800,000  FNMA, 4.50%, settlement
                   date 6/16/05(8)                                      796,500
--------------------------------------------------------------------------------
        1,300,000  FNMA, 5.00%, settlement
                   date 6/16/05(8)                                    1,315,031
--------------------------------------------------------------------------------
        5,000,000  FNMA, 5.50%, settlement
                   date 6/16/05(8)                                    5,134,375
--------------------------------------------------------------------------------
        3,820,000  FNMA, 5.00%, settlement
                   date 7/14/05(8)                                    3,806,867
--------------------------------------------------------------------------------
        5,325,000  FNMA, 5.50%, settlement
                   date 7/14/05(8)                                    5,388,235
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $6,912,000  FNMA, 6.50%, settlement
                   date 7/14/05(8)                               $    7,173,356
--------------------------------------------------------------------------------
           15,304  FNMA, 6.50%, 4/1/12                                   15,971
--------------------------------------------------------------------------------
          132,888  FNMA, 6.00%, 4/1/14                                  137,850
--------------------------------------------------------------------------------
           53,938  FNMA, 7.50%, 6/1/15                                   57,194
--------------------------------------------------------------------------------
          396,729  FNMA, 5.50%, 12/1/16                                 407,845
--------------------------------------------------------------------------------
          896,468  FNMA, 4.50%, 5/1/19                                  893,331
--------------------------------------------------------------------------------
            3,716  FNMA, 7.00%, 6/1/26                                    3,938
--------------------------------------------------------------------------------
           23,193  FNMA, 7.50%, 3/1/27                                   24,910
--------------------------------------------------------------------------------
            8,873  FNMA, 7.00%, 1/1/29                                    9,386
--------------------------------------------------------------------------------
           95,114  FNMA, 6.50%, 4/1/29                                   99,079
--------------------------------------------------------------------------------
           77,572  FNMA, 6.50%, 8/1/29                                   80,806
--------------------------------------------------------------------------------
          141,310  FNMA, 6.50%, 12/1/29                                 147,201
--------------------------------------------------------------------------------
           47,118  FNMA, 7.00%, 3/1/30                                   49,809
--------------------------------------------------------------------------------
            9,924  FNMA, 7.00%, 5/1/30                                   10,486
--------------------------------------------------------------------------------
           14,223  FNMA, 8.00%, 7/1/30                                   15,334
--------------------------------------------------------------------------------
           25,165  FNMA, 7.50%, 9/1/30                                   26,951
--------------------------------------------------------------------------------
          150,580  FNMA, 7.00%, 9/1/31                                  159,055
--------------------------------------------------------------------------------
           70,035  FNMA, 6.50%, 1/1/32                                   72,909
--------------------------------------------------------------------------------
          383,951  FNMA, 7.00%, 6/1/32                                  405,458
--------------------------------------------------------------------------------
           99,556  FNMA, 6.50%, 8/1/32                                  103,642
--------------------------------------------------------------------------------
          709,685  FNMA, 6.50%, 11/1/32                                 738,353
--------------------------------------------------------------------------------
          484,529  FNMA, 5.50%, 6/1/33                                  491,841
--------------------------------------------------------------------------------
          350,179  FNMA, 5.50%, 8/1/33                                  355,463
--------------------------------------------------------------------------------
        3,653,926  FNMA, 5.50%, 1/1/34                                3,709,068
--------------------------------------------------------------------------------
            3,352  GNMA, 7.50%, 10/15/25                                  3,607
--------------------------------------------------------------------------------
           68,734  GNMA, 6.00%, 3/15/26                                  71,257
--------------------------------------------------------------------------------
           17,561  GNMA, 7.00%, 12/15/27                                 18,650
--------------------------------------------------------------------------------
           28,171  GNMA, 6.50%, 2/15/28                                  29,584
--------------------------------------------------------------------------------
           77,696  GNMA, 6.50%, 3/15/28                                  81,595
--------------------------------------------------------------------------------
           27,469  GNMA, 7.00%, 8/15/29                                  29,135
--------------------------------------------------------------------------------
            7,694  GNMA, 7.50%, 5/15/30                                   8,254
--------------------------------------------------------------------------------
          149,276  GNMA, 7.00%, 5/15/31                                 158,273
--------------------------------------------------------------------------------
          482,140  GNMA, 5.50%, 11/15/32                                493,139
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $45,242,195)                                                   45,460,441
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(7) -- 2.4%

           54,527  ABSC Non-Improvement Trust,
                   Series 2004 HE5, Class A1,
                   5.00%, 8/27/34 (Acquired
                   6/22/04, Cost $54,381)(4)                             54,239
--------------------------------------------------------------------------------
          957,728  Accredited Mortgage Loan
                   Trust, Series 2004-4,
                   Class A2A, VRN, 3.24%,
                   6/27/05, resets monthly off
                   the 1-month LIBOR plus
                   0.15% with no caps                                   958,713
--------------------------------------------------------------------------------
            4,875  AQ Finance Non-Improvement
                   Trust, Series 2003 N11A,
                   7.14%, 11/25/33 (Acquired
                   9/18/03, Cost $4,875)(4)                               4,865
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $   47,800  AQ Finance Non-Improvement
                   Trust, Series 2004 RN4,
                   Class A, 4.60%, 7/25/34
                   (Acquired 6/9/04, Cost
                   $47,764)(4)                                   $       47,624
--------------------------------------------------------------------------------
           40,336  AQ Finance Non-Improvement
                   Trust, Series 2004 RN5,
                   Class A, 5.19%, 6/29/34
                   (Acquired 6/24/04, Cost
                   $40,336)(4)                                           40,183
--------------------------------------------------------------------------------
           57,464  Argent Non-Improvement
                   Trust, Series 2004 WN10,
                   Class A, 4.21%, 11/25/34
                   (Acquired 10/19/04, Cost
                   $57,464)(4)                                           57,413
--------------------------------------------------------------------------------
           12,123  Argent Non-Improvement
                   Trust, Series 2004 WN2,
                   Class A, 4.55%, 4/25/34
                   (Acquired 3/4/04, Cost
                   $12,122)(4)                                           12,127
--------------------------------------------------------------------------------
           38,595  Argent Non-Improvement
                   Trust, Series 2004 WN8,
                   Class A, 4.70%, 7/25/34
                   (Acquired 6/18/04, Cost
                   $38,559)(4)                                           38,479
--------------------------------------------------------------------------------
           69,516  Argent Non-Improvement
                   Trust, Series 2004 WN9,
                   Class A, 5.19%, 10/25/34
                   (Acquired 9/9/04, Cost
                   $69,514)(4)                                           69,308
--------------------------------------------------------------------------------
            3,143  Asset Backed Funding Corp.
                   Non-Improvement Trust,
                   Series 2003-1, Class N1,
                   6.90%, 7/26/33                                         3,141
--------------------------------------------------------------------------------
           44,923  Asset Backed Funding Corp.
                   Non-Improvement Trust,
                   Series 2004 OPT4, Class N1,
                   4.45%, 5/26/34                                        44,701
--------------------------------------------------------------------------------
        1,500,000  Capital One Prime Auto
                   Receivables Trust, Series
                   2004-2, Class A4, VRN, 3.15%,
                   6/15/05, resets monthly off
                   the 1-month LIBOR plus
                   0.06% with no caps(9)                              1,502,516
--------------------------------------------------------------------------------
          211,778  Centex Home Equity, Series
                   2004 C, Class AF1, VRN,
                   2.82%, 6/1/05                                        210,731
--------------------------------------------------------------------------------
        1,450,000  CNH Equipment Trust, Series
                   2004 A, Class A3A, VRN,
                   3.16%, 6/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.07% and
                   no caps                                            1,451,720
--------------------------------------------------------------------------------
          322,414  Countrywide Asset-Backed
                   Certificates, Series 2004-11,
                   Class A1, VRN, 3.28%,
                   6/27/05, resets monthly off
                   the 1-month LIBOR plus
                   0.19% with no caps                                   322,720
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $   46,940  Countrywide Asset-Backed
                   Certificates, Series 2004-11N,
                   Class N, 5.25%, 4/25/36
                   (Acquired 10/27/04, Cost
                   $46,915)(4)                                   $       46,778
--------------------------------------------------------------------------------
        1,457,632  Countrywide Asset-Backed
                   Certificates, Series 2004-13,
                   Class AV1, VRN, 3.23%,
                   6/27/05, resets monthly off
                   the 1-month LIBOR plus
                   0.14% with no caps                                 1,458,827
--------------------------------------------------------------------------------
           45,845  Countrywide Asset-Backed
                   Certificates, Series 2004-5N,
                   Class N1, 5.50%, 10/25/35                             45,728
--------------------------------------------------------------------------------
          514,278  Countrywide Partnership Trust,
                   Series 2004 EC1, Class 2A1,
                   VRN, 3.26%, 6/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.17% with
                   no caps                                              514,679
--------------------------------------------------------------------------------
          423,347  Equifirst Mortgage Loan Trust,
                   Series 2004-3, Class A1, VRN,
                   3.18%, 6/27/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.16% with
                   no caps                                              423,666
--------------------------------------------------------------------------------
           41,296  Finance America
                   Non-Improvement Trust,
                   Series 2004-1, Class A,
                   5.25%, 6/27/34                                        41,110
--------------------------------------------------------------------------------
        1,210,185  First Franklin Mortgage Loan
                   Asset Backed Certificates,
                   Series 2004 FF11, Class 2A1,
                   VRN, 3.24%, 6/27/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.15% with
                   no caps                                            1,210,856
--------------------------------------------------------------------------------
          999,248  First Franklin Mortgage Loan
                   Asset Backed Certificates,
                   Series 2005 FF4, Class 2A1,
                   VRN, 3.17%, 6/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.08% with
                   no caps                                              999,936
--------------------------------------------------------------------------------
           25,516  First Franklin
                   Non-Improvement Trust,
                   Series 2004 FF1, Class N1,
                   4.50%, 9/25/05                                        25,467
--------------------------------------------------------------------------------
          250,000  Ford Credit Auto Owner Trust,
                   Series 2002 A, Class B,
                   4.79%, 11/15/06                                      250,555
--------------------------------------------------------------------------------
        3,225,000  Ford Credit Floorplan Master
                   Owner Trust, Series 2004-1,
                   Class A, VRN, 3.13%, 6/15/05,
                   resets monthly off the
                   1-month LIBOR plus 0.04%
                   with no caps(9)                                    3,229,640
--------------------------------------------------------------------------------
           30,683  Fremont Non-Improvement
                   Trust, Series 2004 B, 4.70%,
                   5/25/34 (Acquired 5/20/04,
                   Cost $30,683)(4)                                      30,586
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,442,352  GE Corporate Aircraft
                   Financing LLC, Series
                   2004-1A, Class A1, VRN,
                   3.18%, 6/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.09% with no
                   caps (Acquired 10/5/04,
                   Cost $1,442,352)(4)(9)                        $    1,441,450
--------------------------------------------------------------------------------
           62,070  GSAMP Non-Improvement
                   Trust, Series 2004, Class N1,
                   5.50%, 9/25/34 (Acquired
                   9/20/04, Cost $62,098)(4)                             62,051
--------------------------------------------------------------------------------
           52,141  Long Beach Asset Holdings
                   Corp., Series 2004-5, Class C
                   and P, 5.00%, 9/25/34
                   (Acquired 9/15/04, Cost
                   $52,254)(4)                                           51,960
--------------------------------------------------------------------------------
          198,159  Long Beach Asset Holdings
                   Corp., Series 2005-1, Class N1,
                   4.12%, 2/25/35 (Acquired
                   1/19/05, Cost $198,159)(4)                           198,159
--------------------------------------------------------------------------------
           11,552  MASTR Non-Improvement
                   Trust, Series 2004 CI3,
                   Class N1, 4.45%, 2/26/34
                   (Acquired 5/18/04, Cost
                   $11,551)(4)                                           11,517
--------------------------------------------------------------------------------
           10,781  Merrill Lynch Mortgage
                   Investors Inc., Series 2003
                   OP1N, Class N1, 7.25%,
                   7/25/34                                               10,770
--------------------------------------------------------------------------------
            1,341  Morgan Stanley ABS Capital I,
                   Series 2004 NC2N, Class X
                   and P, 6.25%, 12/25/33
                   (Acquired 3/16/04, Cost
                   $1,348)(4)                                             1,341
--------------------------------------------------------------------------------
        2,245,441  NovaStar Home Equity Loan,
                   Series 2004-4, Class A2A,
                   VRN, 3.28%, 6/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.19% with a
                   cap of 11.00%                                      2,247,105
--------------------------------------------------------------------------------
        1,617,018  NovaStar Home Equity Loan,
                   Series 2005-1, Class A2A,
                   VRN, 3.21%, 6/27/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.12% with a
                   cap of 11.00%(9)                                   1,618,266
--------------------------------------------------------------------------------
           54,934  NovaStar Non-Improvement
                   Trust, Series 2004 N2,
                   Class X, O and P, 4.46%,
                   6/26/34 (Acquired 7/20/04,
                   Cost $54,934)(4)                                      54,671
--------------------------------------------------------------------------------
        1,594,994  Park Place Securities Inc.,
                   Series 2004 WHQ2,
                   Class A3B, VRN, 3.25%,
                   6/27/05, resets monthly off
                   the 1-month LIBOR plus
                   0.16% with no caps                                 1,596,235
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  677,900  Residential Asset Mortgage
                   Products Inc., Series
                   2004 RS10, Class AII1, VRN,
                   3.26%, 6/27/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.17% with a
                   cap of 14.00%                                 $      678,477
--------------------------------------------------------------------------------
          120,000  Residential Asset Securities
                   Corp., Series 2004 KS2,
                   Class MI1, 4.71%, 3/25/34                            119,198
--------------------------------------------------------------------------------
        1,346,963  Residential Asset Securities
                   Corp., Series 2004 KS7,
                   Class A2B1, VRN, 3.23%,
                   6/27/05, resets monthly off
                   the 1-month LIBOR plus
                   0.14% with no caps                                 1,348,058
--------------------------------------------------------------------------------
           42,785  Sail Net Interest Margin Notes,
                   Series 2004 BNCA, Class A,
                   5.00%, 9/27/34 (Acquired
                   8/5/04, Cost $42,722)(4)                              42,863
--------------------------------------------------------------------------------
           84,068  Sail Net Interest Margin Notes,
                   Series 2004-8A, Class A,
                   5.00%, 9/27/34 (Acquired
                   9/13/04, Cost $84,252)(4)                             83,718
--------------------------------------------------------------------------------
           48,914  Sharps SP I LLC Net Interest
                   Margin Trust, Series
                   2004 OP1N, Class NA, 5.19%,
                   4/25/34 (Acquired 6/9/04,
                   Cost $48,913)(4)                                      48,929
--------------------------------------------------------------------------------
           93,934  SLM Student Loan Trust,
                   Series 2004-8, Class A1, VRN,
                   3.15%, 7/25/05, resets
                   quarterly off the 3-month
                   LIBOR minus 0.01% with
                   no caps                                               93,993
--------------------------------------------------------------------------------
        1,887,559  SLM Student Loan Trust,
                   Series 2005-2, Class A1, VRN,
                   3.14%, 7/25/05, resets
                   quarterly off the 3-month
                   LIBOR minus 0.02% with
                   no caps                                            1,888,082
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $24,678,102)                                                   24,693,151
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 2.1%

          940,000  FHLB, 4.60%, 4/11/08(9)                              947,222
--------------------------------------------------------------------------------
        2,600,000  FHLMC, 6.625%, 9/15/09                             2,871,084
--------------------------------------------------------------------------------
        3,900,000  FHLMC, 7.00%, 3/15/10                              4,405,841
--------------------------------------------------------------------------------
        1,300,000  FHLMC, 5.625%, 3/15/11(9)                          1,403,778
--------------------------------------------------------------------------------
        5,900,000  FNMA, 5.25%, 4/15/07(9)                            6,053,777
--------------------------------------------------------------------------------
          500,000  FNMA, 6.625%, 10/15/07(9)                            532,019
--------------------------------------------------------------------------------
        3,550,000  FNMA, 5.75%, 2/15/08                               3,719,868
--------------------------------------------------------------------------------
        1,300,000  FNMA, 6.125%, 3/15/12(9)                           1,447,992
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $21,294,132)                                                   21,381,581
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 1.7%

       $  650,000  U.S. Treasury Bonds, 8.00%,
                   11/15/21(9)                                   $      928,510
--------------------------------------------------------------------------------
        2,800,000  U.S. Treasury Bonds, 6.25%,
                   8/15/23(9)                                         3,450,563
--------------------------------------------------------------------------------
        1,500,000  U.S. Treasury Bonds, 6.125%,
                   11/15/27(9)                                        1,865,627
--------------------------------------------------------------------------------
          400,000  U.S. Treasury Bonds, 5.50%,
                   8/15/28(9)                                           463,219
--------------------------------------------------------------------------------
        3,140,000  U.S. Treasury Bonds, 5.375%,
                   2/15/31(9)                                         3,637,494
--------------------------------------------------------------------------------
        2,024,160  U.S. Treasury Inflation Indexed
                   Notes, 1.625%, 1/15/15(9)                          2,026,374
--------------------------------------------------------------------------------
          300,000  U.S. Treasury Notes, 4.75%,
                   5/15/14(9)                                           317,133
--------------------------------------------------------------------------------
        3,475,000  U.S. Treasury Notes, 4.25%,
                   8/15/14(9)                                         3,541,922
--------------------------------------------------------------------------------
        1,600,000  U.S. Treasury Notes, 4.125%,
                   5/15/15(9)                                         1,616,002
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $17,113,399)                                                   17,846,844
--------------------------------------------------------------------------------
COMMERCIAL PAPER(10) -- 1.7%

        1,250,000  Alcon Capital Corp., 2.90%,
                   6/7/05 (Acquired 4/19/05,
                   Cost $1,245,167)(4)                                1,249,378
--------------------------------------------------------------------------------
        1,250,000  Alcon Capital Corp., 3.05%,
                   7/11/05 (Acquired 5/12/05,
                   Cost $1,243,646)(4)                                1,245,746
--------------------------------------------------------------------------------
        1,250,000  Amsterdam Funding Corp.,
                   2.99%, 6/3/05 (Acquired
                   4/26/05, Cost $1,246,055)(4)                       1,249,787
--------------------------------------------------------------------------------
        1,250,000  Cedar Springs Capital Co.,
                   3.03%, 6/24/05 (Acquired
                   5/25/05, Cost $1,246,844)(4)                       1,247,576
--------------------------------------------------------------------------------
        1,250,000  Citigroup Global Markets
                   Holdings Inc., 3.01%, 6/16/05                      1,248,443
--------------------------------------------------------------------------------
        1,250,000  Countrywide Financial Corp.,
                   3.11%, 6/13/05                                     1,248,684
--------------------------------------------------------------------------------
        1,250,000  Dexia Delaware LLC, 3.01%,
                   6/8/05                                             1,249,274
--------------------------------------------------------------------------------
        1,250,000  Dexia Delaware LLC, 3.00%,
                   6/23/05                                            1,247,706
--------------------------------------------------------------------------------
        1,250,000  General Electric Capital Corp.,
                   2.96%, 6/10/05                                     1,249,066
--------------------------------------------------------------------------------
        1,250,000  National Australia Funding,
                   3.00%, 6/27/05 (Acquired
                   5/25/05, Cost $1,246,563)(4)                       1,247,280
--------------------------------------------------------------------------------
        1,250,000  Network Rail CP Finance plc,
                   3.01%, 6/27/05 (Acquired
                   5/27/05, Cost $1,246,760)(4)                       1,247,280
--------------------------------------------------------------------------------
        1,250,000  Old Line Funding Corp.,
                   3.07%, 7/7/05 (Acquired
                   5/27/05, Cost $1,245,630)(4)                       1,246,154
--------------------------------------------------------------------------------
        1,250,000  Societe Generale North
                   America, 3.03%, 6/30/05                            1,246,959
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,250,000  Thunder Bay Funding Inc.,
                   2.88%, 6/6/05 (Acquired
                   3/9/05, Cost $1,241,100)(4)                   $    1,249,468
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost $17,472,906)                                                   17,472,801
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(7) -- 1.6%

        5,730,575  Bank of America Commercial
                   Mortgage Inc. STRIPS -
                   COUPON, Series 2004-1,
                   Class XP, VRN, 0.96%, 6/1/05                         155,448
--------------------------------------------------------------------------------
          525,000  Bank of America Large Loan,
                   Series 2005 BOCA, Class A1,
                   VRN, 3.21%, 6/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.12% with no
                   caps (Acquired 3/4/05, Cost
                   $525,000)(4)                                         525,238
--------------------------------------------------------------------------------
        2,000,000  Bank of America Mortgage
                   Securities, Series 2004 F,
                   Class 2A5, VRN, 4.17%,
                   6/1/05(9)                                          1,986,616
--------------------------------------------------------------------------------
        9,000,000  Bear Stearns Commercial
                   Mortgage Securities STRIPS -
                   COUPON, Series 2004 T16,
                   Class X2, VRN, 0.97%, 6/1/05                         367,317
--------------------------------------------------------------------------------
        2,249,410  Bear Stearns Commercial
                   Mortgage Securities, Series
                   2004 BA5A, Class A1, VRN,
                   3.22%, 6/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.13% with no
                   caps (Acquired 12/15/04,
                   Cost $2,249,410)(4)(9)                             2,251,070
--------------------------------------------------------------------------------
        1,226,680  Citigroup Commercial
                   Mortgage Trust, Series 2004
                   FL1, Class A1, VRN, 3.22%,
                   6/15/05, resets monthly off
                   the 1-month LIBOR plus
                   0.13% with no caps(9)                              1,228,395
--------------------------------------------------------------------------------
        4,503,740  Commercial Mortgage
                   Acceptance Corp. STRIPS -
                   COUPON, Series 1998 C2,
                   Class X, VRN, 1.15%, 6/1/05                          169,890
--------------------------------------------------------------------------------
          777,691  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2004 HTL1, Class A1,
                   VRN, 3.33%, 6/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.24% with
                   no caps                                              778,874
--------------------------------------------------------------------------------
        1,325,000  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2005 F10A, Class A1,
                   VRN, 3.19%, 6/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.10% with no
                   caps (Acquired 3/18/05,
                   Cost $1,325,000)(4)(9)                             1,325,613
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,300,000  FHLMC, Series 2005-2937,
                   Class KA, 4.50%, 12/15/14                     $    1,308,354
--------------------------------------------------------------------------------
          144,668  First Union National Bank
                   Commercial Mortgage, Series
                   2001 C3, Class A1 SEQ,
                   5.20%, 8/15/33                                       145,573
--------------------------------------------------------------------------------
          383,935  FNMA, Series 2003-52,
                   Class KF SEQ, VRN, 3.49%,
                   6/25/05, resets monthly off
                   the 1-month LIBOR plus
                   0.40% with no caps                                   385,231
--------------------------------------------------------------------------------
          267,214  GMAC Commercial Mortgage
                   Securities Inc., Series
                   2002 C2, Class A1 SEQ,
                   4.32%, 10/15/38                                      268,299
--------------------------------------------------------------------------------
        1,300,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2003 C5, Class A2 SEQ,
                   3.48%, 7/15/27(9)                                  1,276,958
--------------------------------------------------------------------------------
          118,849  MASTR Alternative Loans
                   Trust, Series 2003-8,
                   Class 4A1, 7.00%, 12/25/33                           121,211
--------------------------------------------------------------------------------
            8,081  Nationslink Funding Corp.,
                   Series 1998-2, Class A1 SEQ,
                   6.00%, 8/20/30                                         8,092
--------------------------------------------------------------------------------
          699,826  Wachovia Bank Commercial
                   Mortgage Trust, Series
                   2005 WL5A, Class A1, VRN,
                   3.19%, 6/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.10% with
                   no caps (Acquired 3/24/05,
                   Cost $699,826)(4)                                    700,029
--------------------------------------------------------------------------------
        1,000,000  Washington Mutual, Series
                   2004 AR4, Class A6, 3.81%,
                   6/25/34(9)                                           984,122
--------------------------------------------------------------------------------
          900,000  Washington Mutual, Series
                   2004 AR9, Class A6, 4.28%,
                   8/25/34(9)                                           896,504
--------------------------------------------------------------------------------
        1,300,000  Washington Mutual, Series
                   2004 AR9, Class A7, VRN,
                   4.21%, 6/1/05(9)                                   1,298,722
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $16,179,112)                                                   16,181,556
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS &
AGENCIES -- 1.0%

        7,701,000  German Federal Republic,
                   2.50%, 3/23/07                                     9,531,870
--------------------------------------------------------------------------------
          430,000  Republic of Italy, 4.00%,
                   6/16/08                                              431,545
--------------------------------------------------------------------------------
          350,000  United Mexican States,
                   5.875%, 1/15/14                                      364,875
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $   90,000  United Mexican States,
                   6.75%, 9/27/34                                $       95,310
--------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $10,856,203)                                                   10,423,600
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(11) -- 0.1%

        1,500,000  FHLMC STRIPS - COUPON,
                   3.75%, 3/14/06(9)
(Cost $1,456,991)                                                     1,459,416
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.1%

          300,000  Illinois GO, (Taxable Pension),
                   5.10%, 6/1/33                                        305,178
--------------------------------------------------------------------------------
          350,000  Orange County Housing
                   Finance Auth. Rev., Series
                   2002 B, (Millenia), VRDN,
                   3.10%, 6/1/05 (LOC:
                   Keybank N.A.)                                        350,000
--------------------------------------------------------------------------------
          400,000  Utah Housing Corp. Rev.,
                   Series 2004 B, (Tanglewood),
                   VRDN, 3.13%, 6/1/05 (LOC:
                   Citibank N.A.)                                       400,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $1,050,930)                                                     1,055,178
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(11) -- 0.1%

        1,003,875  TR, 3.01%, 2/15/06(9)
(Cost $982,920)                                                         980,210
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 3.1%

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Treasury obligations, 6.25%, 8/15/23, valued
at $32,187,966), in a joint trading account
at 2.90%, dated 5/31/05, due 6/1/05
(Delivery value $31,302,521)(9)
(Cost $31,300,000)                                                   31,300,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 103.3%
(Cost $962,237,058)                                               1,059,202,500
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (3.3)%                                               (34,269,041)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,024,933,459
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

FUTURES CONTRACTS*

                                                Underlying Face      Unrealized
  Contracts Purchased      Expiration Date      Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
   52  U.S. Treasury
       10-Year Notes       September 2005          $5,889,813          $29,133
                                               =================================

                                                Underlying Face      Unrealized
    Contracts Sold         Expiration Date      Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
  109  U.S. Treasury
       2-Year Notes        September 2005         $22,641,344         $(25,792)
--------------------------------------------------------------------------------
   57  U.S. Treasury
       5-Year Notes        September 2005           6,199,641          (19,277)
--------------------------------------------------------------------------------
                                                  $28,840,985         $(45,069)
                                               =================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS

ABSC = Asset-Backed Securities Corp.

ADR = American Depositary Receipt

BOCA = Boca Raton

EAFE = Europe, Australasia, and Far East

Equivalent = Security whose principal payments are secured by U.S. Treasurys.

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GDR = Global Depositary Receipt

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

GSAMP = Goldman Sachs Mortgage Pass-through

LB-UBS = Lehman Brothers Inc. -- UBS AG

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MASTR = Mortgage Asset Securitization Transactions, Inc.

MSCI = Morgan Stanley Capital International

OJSC = Open Joint Stock Company

ORD = Foreign Ordinary Share

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TR = Treasury Receipts

TRACERS(SM) = Traded Custody Receipts(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

TRAINS(SM) = Target Return Index Securities(SM). Rate indicated is the weighted average coupon of the underlying securities held.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2005.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective May 31, 2005.

(1)  Non-income producing.

(2)  Security, or a portion thereof, is being held in connection with an open put option.

(3)  Category is less than 0.05% of total net assets.

(4)  Security was purchased under Rule 144A or Section 4(2) of the Securities
     Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2005, was $31,900,173, which represented 3.1% of total net assets.

(5)  Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective May 31, 2005.

(6)  Security is in default.

(7)  Final maturity indicated, unless otherwise noted.

(8)  Forward commitment.

(9)  Security, or a portion thereof, has been segregated for a forward commitment and/or futures contract.

(10) The rate indicated is the yield to maturity at purchase.

(11) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

------

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005
(except as noted).

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                       BEGINNING        ENDING      DURING PERIOD(1)  ANNUALIZED
                      ACCOUNT VALUE  ACCOUNT VALUE     12/1/04 -       EXPENSE
                         12/1/04        5/31/05         5/31/05        RATIO(1)
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: CONSERVATIVE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class           $1,000       $1,022.90         $4.99           0.99%
--------------------------------------------------------------------------------
Institutional Class      $1,000       $1,023.90         $3.99           0.79%
--------------------------------------------------------------------------------
Advisor Class            $1,000       $1,021.70         $6.25           1.24%
--------------------------------------------------------------------------------
A Class                  $1,000       $1,021.60         $6.25           1.24%
--------------------------------------------------------------------------------
B Class                  $1,000       $1,018.20        $10.01           1.99%
--------------------------------------------------------------------------------
C Class                  $1,000       $1,017.70        $10.01           1.99%
--------------------------------------------------------------------------------
R Class                  $1,000       $1,009.10(2)      $2.50(3)        1.49%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class           $1,000       $1,020.00         $4.99           0.99%
--------------------------------------------------------------------------------
Institutional Class      $1,000       $1,020.99         $3.98           0.79%
--------------------------------------------------------------------------------
Advisor Class            $1,000       $1,018.75         $6.24           1.24%
--------------------------------------------------------------------------------
A Class                  $1,000       $1,018.75         $6.24           1.24%
--------------------------------------------------------------------------------
B Class                  $1,000       $1,015.01        $10.00           1.99%
--------------------------------------------------------------------------------
C Class                  $1,000       $1,015.01        $10.00           1.99%
--------------------------------------------------------------------------------
R Class                  $1,000       $1,017.50(4)      $7.49(4)        1.49%
--------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) Ending account value based on actual return from March 31, 2005 (class inception) through May 31, 2005.

(3) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 61, the number of days in the period from March 31, 2005
    (class inception) through May 31, 2005, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4) Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                       BEGINNING        ENDING      DURING PERIOD(1)  ANNUALIZED
                      ACCOUNT VALUE  ACCOUNT VALUE     12/1/04 -       EXPENSE
                         12/1/04        5/31/05         5/31/05        RATIO(1)
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: MODERATE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class           $1,000       $1,024.00         $5.35           1.06%
--------------------------------------------------------------------------------
Institutional Class      $1,000       $1,023.50         $4.34           0.86%
--------------------------------------------------------------------------------
Advisor Class            $1,000       $1,021.20         $6.60           1.31%
--------------------------------------------------------------------------------
A Class                  $1,000       $1,022.70         $6.61           1.31%
--------------------------------------------------------------------------------
B Class                  $1,000       $1,017.80        $10.36           2.06%
--------------------------------------------------------------------------------
C Class                  $1,000       $1,018.80        $10.37           2.06%
--------------------------------------------------------------------------------
R Class                  $1,000       $1,019.90         $7.86           1.56%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class           $1,000       $1,019.65         $5.34           1.06%
--------------------------------------------------------------------------------
Institutional Class      $1,000       $1,020.64         $4.33           0.86%
--------------------------------------------------------------------------------
Advisor Class            $1,000       $1,018.40         $6.59           1.31%
--------------------------------------------------------------------------------
A Class                  $1,000       $1,018.40         $6.59           1.31%
--------------------------------------------------------------------------------
B Class                  $1,000       $1,014.66        $10.35           2.06%
--------------------------------------------------------------------------------
C Class                  $1,000       $1,014.66        $10.35           2.06%
--------------------------------------------------------------------------------
R Class                  $1,000       $1,017.15         $7.85           1.56%
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: AGGRESSIVE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class           $1,000       $1,022.40         $6.05           1.20%
--------------------------------------------------------------------------------
Institutional Class      $1,000       $1,022.90         $5.04           1.00%
--------------------------------------------------------------------------------
Advisor Class            $1,000       $1,021.30         $7.31           1.45%
--------------------------------------------------------------------------------
A Class                  $1,000       $1,021.80         $7.31           1.45%
--------------------------------------------------------------------------------
B Class                  $1,000       $1,017.60        $11.07           2.20%
--------------------------------------------------------------------------------
C Class                  $1,000       $1,018.80        $11.07           2.20%
--------------------------------------------------------------------------------
R Class                  $1,000       $1,001.30(2)      $2.84(3)        1.70%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class           $1,000       $1,018.95         $6.04           1.20%
--------------------------------------------------------------------------------
Institutional Class      $1,000       $1,019.95         $5.04           1.00%
--------------------------------------------------------------------------------
Advisor Class            $1,000       $1,017.70         $7.29           1.45%
--------------------------------------------------------------------------------
A Class                  $1,000       $1,017.70         $7.29           1.45%
--------------------------------------------------------------------------------
B Class                  $1,000       $1,013.96        $11.05           2.20%
--------------------------------------------------------------------------------
C Class                  $1,000       $1,013.96        $11.05           2.20%
--------------------------------------------------------------------------------
R Class                  $1,000       $1,016.45(4)      $8.55(4)        1.70%
--------------------------------------------------------------------------------

See footnotes on page 69.

------

Statement of Assets and Liabilities

MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                  STRATEGIC       STRATEGIC        STRATEGIC
                                 CONSERVATIVE      MODERATE        AGGRESSIVE
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at
value (cost of $724,448,952,
$1,696,976,115 and
$962,237,058, respectively)      $771,008,805   $1,841,367,019   $1,059,202,500
------------------------------
Cash                                       --        2,629,582        1,616,671
------------------------------
Foreign currency holdings, at
value (cost $--, $1,105,384
and $151,105, respectively)                --        1,099,502          151,101
------------------------------
Receivable for
investments sold                    5,480,811       20,598,253       16,605,150
------------------------------
Receivable for capital
shares sold                           122,876          205,504          454,928
------------------------------
Dividends and interest
receivable                          2,945,304        6,751,673        3,695,852
--------------------------------------------------------------------------------
                                  779,557,796    1,872,651,533    1,081,726,202
--------------------------------------------------------------------------------
LIABILITES
--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                463,576               --               --
------------------------------
Payable for investments
purchased                          79,861,357      142,012,371       55,643,252
------------------------------
Payable for capital
shares redeemed                            --           23,281           35,005
------------------------------
Payable for variation margin
on futures contracts                   45,222           64,896           20,020
------------------------------
Accrued management fees               521,085        1,380,118          952,147
------------------------------
Distribution fees payable              35,480           93,601           72,100
------------------------------
Service fees (and distribution
fees -- A and R Class) payable         35,415           91,160           70,219
--------------------------------------------------------------------------------
                                   80,962,135      143,665,427       56,792,743
--------------------------------------------------------------------------------

NET ASSETS                       $698,595,661   $1,728,986,106   $1,024,933,459
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Assets and Liabilities

MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                  STRATEGIC       STRATEGIC        STRATEGIC
                                 CONSERVATIVE      MODERATE        AGGRESSIVE
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and
paid-in surplus)                 $643,836,951   $1,556,573,750   $  916,647,792
------------------------------
Undistributed net
investment income                   3,060,844        6,174,951        3,681,756
------------------------------
Undistributed net realized
gain on investment and
foreign currency transactions       5,178,040       21,955,325        7,684,908
------------------------------
Net unrealized appreciation
on investments and translation
of assets and liabilities in
foreign currencies                 46,519,826      144,282,080       96,919,003
--------------------------------------------------------------------------------
                                 $698,595,661   $1,728,986,106   $1,024,933,459
================================================================================
INVESTOR CLASS,
$0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                       $366,792,353     $857,709,722     $618,409,176
------------------------------
Shares outstanding                 66,081,090      128,181,786       81,001,947
------------------------------
Net asset value per share               $5.55            $6.69            $7.63
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS,
$0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                       $162,759,152     $434,160,224      $68,936,099
------------------------------
Shares outstanding                 29,308,226       64,869,252        9,018,985
------------------------------
Net asset value per share               $5.55            $6.69            $7.64
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                       $154,127,651     $390,657,481     $301,634,902
------------------------------
Shares outstanding                 27,782,771       58,448,066       39,568,682
------------------------------
Net asset value per share               $5.55            $6.68            $7.62
--------------------------------------------------------------------------------
A CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                         $9,884,857      $27,556,805      $21,094,418
------------------------------
Shares outstanding                  1,781,440        4,119,037        2,765,079
------------------------------
Net asset value per share               $5.55            $6.69            $7.63
------------------------------
Maximum offering price
(net asset value
divided by 0.9425)                      $5.89            $7.10            $8.10
--------------------------------------------------------------------------------
B CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                         $1,004,376       $4,734,605       $3,730,469
------------------------------
Shares outstanding                    181,279          708,708          490,672
------------------------------
Net asset value per share               $5.54            $6.68            $7.60
--------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                         $4,002,062      $13,857,270      $11,103,367
------------------------------
Shares outstanding                    722,034        2,070,949        1,463,459
------------------------------
Net asset value per share               $5.54            $6.69            $7.59
--------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                            $25,210         $309,999          $25,028
------------------------------
Shares outstanding                      4,545           46,374            3,281
------------------------------
Net asset value per share               $5.55            $6.68            $7.63
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                  STRATEGIC       STRATEGIC        STRATEGIC
                                 CONSERVATIVE      MODERATE        AGGRESSIVE
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
------------------------------
Interest                          $ 6,637,841     $ 11,868,592     $  4,868,164
------------------------------
Dividends (net of foreign
taxes withheld of $107,379,
$401,935 and $306,666,
respectively)                       3,190,645        9,808,517        6,545,646
--------------------------------------------------------------------------------
                                    9,828,486       21,677,109       11,413,810
--------------------------------------------------------------------------------

EXPENSES:
------------------------------
Management fees                     3,017,896        8,034,558        5,532,182
------------------------------
Distribution fees:
------------------------------
  Advisor Class                       188,534          474,426          369,568
------------------------------
  B Class                               1,901            8,992            8,546
------------------------------
  C Class                              10,948           40,388           33,532
------------------------------
Service fees:
------------------------------
  Advisor Class                       188,534          474,426          369,568
------------------------------
  B Class                                 634            2,997            2,849
------------------------------
  C Class                               3,649           13,463           11,177
------------------------------
Service and distribution fees:
------------------------------
  A Class                               6,037           16,931           12,354
------------------------------
  R Class                                  20              724               20
------------------------------
Directors' fees and expenses            6,425           16,114           10,435
------------------------------
Other expenses                          8,293           19,030            4,795
--------------------------------------------------------------------------------
                                    3,432,871        9,102,049        6,355,026
------------------------------
Amount reimbursed                          --              (44)             (45)
--------------------------------------------------------------------------------
                                    3,432,871        9,102,005        6,354,981
--------------------------------------------------------------------------------
NET INVESTMENT INCOME               6,395,615       12,575,104        5,058,829
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN ON:
------------------------------
Investment transactions (net
of foreign taxes withheld of
$--, $45,499 and $38,443,
respectively)                      11,782,910       42,606,631       29,269,841
------------------------------
Foreign currency transactions
(net of foreign taxes withheld
of $--, $1,663 and $1,343,
respectively)                         (29,825)        (133,853)        (111,577)
--------------------------------------------------------------------------------
                                   11,753,085       42,472,778       29,158,264
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION ON:
--------------------------------------------------------------------------------
Investments (net of foreign
tax liability reduction of
$--, $85,233, and $45,327,
respectively)                      (3,268,063)     (16,271,840)     (13,001,921)
------------------------------
Translation of assets and
liabilities in foreign
currencies                             (8,599)         (28,707)         (17,643)
--------------------------------------------------------------------------------
                                   (3,276,662)     (16,300,547)     (13,019,564)
--------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN                     8,476,423       26,172,231       16,138,700
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS         $14,872,038     $ 38,747,335     $ 21,197,529
================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2004
-----------------------------------------------------------------------------------------------
                                    STRATEGIC CONSERVATIVE             STRATEGIC MODERATE
-----------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS              2005             2004            2005             2004
-----------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------
Net investment income           $  6,395,615    $  9,171,252   $   12,575,104   $   18,485,821
-----------------------------
Net realized gain                 11,753,085      27,767,157       42,472,778       81,095,121
-----------------------------
Change in net
unrealized appreciation           (3,276,662)      8,855,002      (16,300,547)      39,960,678
-----------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations         14,872,038      45,793,411       38,747,335      139,541,620
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
From net investment income:
-----------------------------
  Investor Class                  (3,097,373)     (4,742,075)      (5,562,816)      (9,222,322)
-----------------------------
  Institutional Class             (1,531,666)     (2,580,265)      (3,004,977)      (4,773,611)
-----------------------------
  Advisor Class                   (1,095,573)     (1,282,624)      (1,934,539)      (2,699,757)
-----------------------------
  A Class                            (22,146)             --          (41,310)              --
-----------------------------
  B Class                             (1,559)             --           (1,840)              --
-----------------------------
  C Class                             (9,476)             --          (10,410)          (9,592)
-----------------------------
  R Class                                 --              --           (1,086)            (934)
-----------------------------
From net realized gains:
-----------------------------
  Investor Class                 (14,494,793)       (740,396)     (18,850,466)              --
-----------------------------
  Institutional Class             (6,334,261)       (384,720)      (9,524,673)              --
-----------------------------
  Advisor Class                   (5,930,772)       (221,460)      (8,229,866)              --
-----------------------------
  A Class                            (56,123)             --         (135,830)              --
-----------------------------
  B Class                             (9,090)             --          (26,951)              --
-----------------------------
  C Class                            (94,633)             --         (183,947)              --
-----------------------------
  R Class                                 --              --           (6,122)              --
-----------------------------------------------------------------------------------------------
Decrease in net assets
from distributions               (32,677,465)     (9,951,540)     (47,514,833)     (16,706,216)
-----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------
Net increase in net assets
from capital
share transactions                63,010,806     102,415,116       77,970,721      388,447,165
-----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS        45,205,379     138,256,987       69,203,223      511,282,569

NET ASSETS
-----------------------------------------------------------------------------------------------
Beginning of period              653,390,282     515,133,295    1,659,782,883    1,148,500,314
-----------------------------------------------------------------------------------------------
End of period                   $698,595,661    $653,390,282   $1,728,986,106   $1,659,782,883
===============================================================================================

Undistributed net
investment income                 $3,060,844      $2,409,155       $6,174,951       $4,185,562
===============================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                                      STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                2005             2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                            $    5,058,829    $  7,234,082
-----------------------------------------
Net realized gain                                    29,158,264      46,448,517
-----------------------------------------
Change in net unrealized appreciation               (13,019,564)     32,710,790
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                            21,197,529      86,393,389
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-----------------------------------------
  Investor Class                                     (5,379,091)     (3,571,117)
-----------------------------------------
  Institutional Class                                  (685,788)       (398,270)
-----------------------------------------
  Advisor Class                                      (1,874,693)     (1,019,945)
-----------------------------------------
  A Class                                                (9,174)             --
-----------------------------------------
  B Class                                                (3,882)             --
--------------------------------------------------------------------------------
Decrease in net assets from distributions            (7,952,628)     (4,989,332)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets
from capital share transactions                      65,026,186     271,669,624
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           78,271,087     353,073,681

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 946,662,372     593,588,691
--------------------------------------------------------------------------------
End of period                                    $1,024,933,459    $946,662,372
================================================================================

Undistributed net investment income                  $3,681,756      $6,610,216
================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Strategic Asset Allocations, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Strategic Allocation:
Conservative Fund (Strategic Conservative), Strategic Allocation: Moderate Fund
(Strategic Moderate) and Strategic Allocation: Aggressive Fund (Strategic
Aggressive) (collectively, the funds) are three funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds' investment objectives are to provide as high a level of total return (capital appreciation plus dividend and interest income) as is consistent with each fund's risk profile. The funds seek to achieve this by diversifying investments among three asset classes - equity securities, bonds and cash equivalent instruments, the mix of which will depend on the risk profile of each fund. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class, the C Class
and the R Class. The A Class may incur an initial sales charge. The C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. On
September 29, 2004, the Investor Class became unavailable to new self-directed retail investors for each fund. Sale of the A Class and B Class commenced on
September 30, 2004 for each fund. Sale of Strategic Conservative's C Class commenced on September 30, 2004. Sale of the R Class commenced on March 31, 2005 for Strategic Conservative and Strategic Aggressive.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country.
The funds record the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income.
The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

FUTURES AND OPTIONS CONTRACTS -- The funds may enter into futures contracts and purchase put options in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts and options is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Options purchased by the funds are accounted for in the same manner as marketable portfolio securities.
The proceeds from securities sold through the

                                                                    (continued)

------

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

exercise of put options are decreased by the premium paid to purchase the put options. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price. The funds account for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

SWAP AGREEMENTS -- The funds may enter into a swap agreement in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps are recorded as unrealized appreciation (depreciation) on investments. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meets its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

                                                                    (continued)

------

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

TRACERS(SM)/TRAINS(SM) -- The funds may invest in TRACERS and TRAINS which represent ownership of a specified percentage of each security in an underlying pool of securities. Owners are entitled to receive a pro rata share of distributions from the underlying securities. In the event an underlying security is downgraded by a rating agency, that portion of the investment product will be redeemed and the underlying security will be distributed to the owner pro rata or the owner may receive cash proceeds. The risk of owning these products are the same as owning the individual securities, but enable each fund to be more diversified by owning a single security.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly, with the exception of those for Strategic Aggressive, which are declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year. The funds may make distributions on a more frequent basis to comply with the distribution requirements of the
Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy.

                                                                    (continued)

------

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The annual management fee schedule for each class of Strategic Conservative is as follows:

--------------------------------------------------------------------------------
                                         INVESTOR,
                                        A, B, C & R    INSTITUTIONAL     ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $500 million                         1.00%           0.80%          0.75%
--------------------------------------------------------------------------------
Next $500 million                          0.95%           0.75%          0.70%
--------------------------------------------------------------------------------
Next $4 billon                             0.90%           0.70%          0.65%
--------------------------------------------------------------------------------
Over $5 billion                            0.85%           0.65%          0.60%
--------------------------------------------------------------------------------

The annual management fee schedule for each class of Strategic Moderate is as follows:

--------------------------------------------------------------------------------
                                         INVESTOR,
                                        A, B, C & R    INSTITUTIONAL     ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $1 billion                           1.10%           0.90%          0.85%
--------------------------------------------------------------------------------
Next $4 billion                            1.00%           0.80%          0.75%
--------------------------------------------------------------------------------
Over $5 billon                             0.95%           0.75%          0.70%
--------------------------------------------------------------------------------

The annual management fee schedule for each class of Strategic Aggressive is as follows:

--------------------------------------------------------------------------------
                                         INVESTOR,
                                        A, B, C & R    INSTITUTIONAL     ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $1 billion                           1.20%           1.00%          0.95%
--------------------------------------------------------------------------------
Next $4 billion                            1.10%           0.90%          0.85%
--------------------------------------------------------------------------------
Over $5 billon                             1.05%           0.85%          0.80%
--------------------------------------------------------------------------------

The effective annual management fee for the funds for the six months ended May
31, 2005 was as follows:

--------------------------------------------------------------------------------
                                         INVESTOR,
                                        A, B, C & R    INSTITUTIONAL     ADVISOR
--------------------------------------------------------------------------------
Strategic Conservative                     0.99%           0.79%          0.74%
--------------------------------------------------------------------------------
Strategic Moderate                         1.06%           0.86%          0.81%
--------------------------------------------------------------------------------
Strategic Aggressive                       1.20%           1.00%          0.95%
--------------------------------------------------------------------------------

ACIM has entered into a Subadvisory Agreement with ACGIM (the investment subadvisor) on behalf of the funds. The subadvisor makes investment decisions for the international and emerging markets equity portions of the funds in accordance with the funds' investment objectives, policies and restrictions under the supervision of ACIM and the Board of Directors. ACIM pays all costs associated with retaining ACGIM as the subadvisor of the funds.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class Plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class, C Class and R Class
(collectively with the Advisor Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class, B Class and C Class will pay American Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                          ADVISOR         B & C
--------------------------------------------------------------------------------
Distribution Fee                                           0.25%          0.75%
--------------------------------------------------------------------------------
Service Fee                                                0.25%          0.25%
--------------------------------------------------------------------------------

                                                                    (continued)

------

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The plans provide that the A Class and the R Class will pay ACIS an annual distribution and service fee of 0.25% and 0.50%, respectively. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for
Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A, B, C and R
Class shares. During the six months ended May 31, 2005, the Advisor Class for
Strategic Moderate and Strategic Aggressive received distribution fee reimbursements of $44 and $45, respectively. The reimbursements had no impact on the ratio of operating expenses and the ratio of net investment income to average net assets. Fees incurred under the plans during the six months ended
May 31, 2005, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the corporation's investment subadvisor, ACGIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century
Services, LLC (formerly American Century Services Corporation).

The funds have a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended May 31, 2005, were as follows:

--------------------------------------------------------------------------------
                                  STRATEGIC        STRATEGIC        STRATEGIC
                                 CONSERVATIVE       MODERATE        AGGRESSIVE
--------------------------------------------------------------------------------
PURCHASES
--------------------------------------------------------------------------------
Investment Securities other
than U.S. Government &
Agency Obligations               $225,479,525     $771,462,219     $597,639,866
--------------------------------------------------------------------------------
U.S. Government &
Agency Obligations               $584,850,287     $899,939,794     $272,626,681
--------------------------------------------------------------------------------
PROCEEDS FROM SALES
--------------------------------------------------------------------------------
Investment Securities other
than U.S. Government &
Agency Obligations               $210,989,249     $714,304,023     $534,270,922
--------------------------------------------------------------------------------
U.S. Government &
Agency Obligations               $603,471,203     $939,269,265     $280,644,012
--------------------------------------------------------------------------------

                                                                    (continued)

------

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

----------------------------------------------------------------------------------------------------
                                         STRATEGIC CONSERVATIVE             STRATEGIC MODERATE
----------------------------------------------------------------------------------------------------
                                        SHARES           AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005

SHARES AUTHORIZED                     115,000,000                      230,000,000
====================================================================================================
Sold                                    9,375,957     $ 52,052,703      19,065,803    $ 127,823,794
---------------------------------
Issued in reinvestment
of distributions                        3,089,261       17,220,324       3,583,520       24,192,131
---------------------------------
Redeemed                               (8,762,956)     (48,594,156)    (20,266,085)    (135,480,263)
----------------------------------------------------------------------------------------------------
Net increase                            3,702,262     $ 20,678,871       2,383,238    $  16,535,662
====================================================================================================
YEAR ENDED NOVEMBER 30, 2004

SHARES AUTHORIZED                     110,000,000                      225,000,000
====================================================================================================
Sold                                   20,873,410     $115,370,844      46,442,095    $ 298,756,758
---------------------------------
Issued in reinvestment
of distributions                          968,611        5,353,894       1,426,735        9,132,444
---------------------------------
Redeemed                              (13,403,615)     (74,091,751)    (25,047,613)    (161,675,231)
----------------------------------------------------------------------------------------------------
Net increase                            8,438,406     $ 46,632,987      22,821,217    $ 146,213,971
====================================================================================================
INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005

SHARES AUTHORIZED                      60,000,000                      125,000,000
====================================================================================================
Sold                                    4,413,763     $ 24,630,162       9,303,290     $ 62,375,062
---------------------------------
Issued in reinvestment
of distributions                        1,409,327        7,865,927       1,856,808       12,529,650
---------------------------------
Redeemed                               (3,581,275)     (19,859,313)    (11,137,124)     (74,881,763)
----------------------------------------------------------------------------------------------------
Net increase                            2,241,815     $ 12,636,776          22,974     $     22,949
====================================================================================================
YEAR ENDED NOVEMBER 30, 2004

SHARES AUTHORIZED                      60,000,000                      120,000,000
====================================================================================================
Sold                                    7,999,150     $ 44,165,407      26,448,216     $171,110,522
---------------------------------
Issued in reinvestment
of distributions                          536,423        2,964,985         745,678        4,773,611
---------------------------------
Redeemed                               (8,999,346)     (49,767,820)     (9,768,664)     (62,822,132)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                  (463,773)    $ (2,637,428)     17,425,230     $113,062,001
====================================================================================================
ADVISOR CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005

SHARES AUTHORIZED                      55,000,000                      100,000,000
====================================================================================================
Sold                                    4,984,363     $ 27,769,068       8,320,533     $ 55,633,164
---------------------------------
Issued in reinvestment
of distributions                        1,260,088        7,023,168       1,506,965       10,159,208
---------------------------------
Redeemed                               (3,276,827)     (18,176,264)     (6,124,410)     (41,005,104)
----------------------------------------------------------------------------------------------------
Net increase                            2,967,624     $ 16,615,972       3,703,088     $ 24,787,268
====================================================================================================
YEAR ENDED NOVEMBER 30, 2004

SHARES AUTHORIZED                      50,000,000                       90,000,000
====================================================================================================
Sold                                   15,656,788     $ 86,865,759      27,464,919     $177,343,322
---------------------------------
Issued in reinvestment
of distributions                          271,964        1,503,962         421,900        2,699,076
---------------------------------
Redeemed                               (5,754,605)     (31,840,628)     (8,935,950)     (57,410,838)
----------------------------------------------------------------------------------------------------
Net increase                           10,174,147     $ 56,529,093      18,950,869     $122,631,560
====================================================================================================

                                                                    (continued)

------

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

----------------------------------------------------------------------------------------------------
                                         STRATEGIC CONSERVATIVE             STRATEGIC MODERATE
----------------------------------------------------------------------------------------------------
                                        SHARES           AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------
A CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005

SHARES AUTHORIZED                       5,000,000                        5,000,000
====================================================================================================
Sold                                    1,727,885       $9,567,455       3,874,490      $25,925,654
---------------------------------
Issued in reinvestment
of distributions                           12,661           70,670          23,810          161,622
---------------------------------
Redeemed                                  (80,245)        (444,060)       (114,798)        (761,237)
----------------------------------------------------------------------------------------------------
Net increase                            1,660,301       $9,194,065       3,783,502      $25,326,039
====================================================================================================
PERIOD ENDED NOVEMBER 30, 2004(1)

SHARES AUTHORIZED                      10,000,000                       10,000,000
====================================================================================================
Sold                                      121,139         $682,921         347,717       $2,288,795
---------------------------------
Redeemed                                       --               --         (12,182)         (79,977)
----------------------------------------------------------------------------------------------------
Net increase                              121,139         $682,921         335,535       $2,208,818
====================================================================================================
B CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005

SHARES AUTHORIZED                       5,000,000                        5,000,000
====================================================================================================
Sold                                      156,953         $869,276         644,044       $4,306,325
---------------------------------
Issued in reinvestment
of distributions                            1,409            7,851           2,717           18,396
---------------------------------
Redeemed                                   (5,191)         (28,957)        (21,206)        (141,335)
----------------------------------------------------------------------------------------------------
Net increase                              153,171         $848,170         625,555       $4,183,386
====================================================================================================
PERIOD ENDED NOVEMBER 30, 2004(1)

SHARES AUTHORIZED                      10,000,000                       10,000,000
====================================================================================================
Sold                                       28,108         $158,498          83,153         $545,810
====================================================================================================
C CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005

SHARES AUTHORIZED                       5,000,000                        5,000,000
====================================================================================================
Sold                                      552,189       $3,098,006       1,266,438      $ 8,499,805
---------------------------------
Issued in reinvestment
of distributions                            2,631           14,652          25,471          172,030
---------------------------------
Redeemed                                  (18,135)        (100,716)       (242,589)      (1,602,544)
----------------------------------------------------------------------------------------------------
Net increase                              536,685       $3,011,942       1,049,320      $ 7,069,291
====================================================================================================
YEAR ENDED NOVEMBER 30, 2004(2)

SHARES AUTHORIZED                      10,000,000                       10,000,000
====================================================================================================
Sold                                      185,349       $1,049,045         772,247      $ 5,000,965
---------------------------------
Issued in reinvestment
of distributions                               --               --           1,385            8,881
---------------------------------
Redeemed                                       --               --        (228,897)      (1,476,041)
----------------------------------------------------------------------------------------------------
Net increase                              185,349       $1,049,045         544,735      $ 3,533,805
====================================================================================================

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) September 30, 2004 (commencement of sale) through November 30, 2004 for
    Strategic Conservative.

                                                                    (continued)

------

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

----------------------------------------------------------------------------------------------------
                                         STRATEGIC CONSERVATIVE             STRATEGIC MODERATE
----------------------------------------------------------------------------------------------------
                                        SHARES           AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------
R CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005(1)

SHARES AUTHORIZED                       5,000,000                        5,000,000
====================================================================================================
Sold                                        4,545          $25,010           6,268          $42,267
---------------------------------
Issued in reinvestment
of distributions                               --               --             983            6,631
---------------------------------
Redeemed                                       --               --            (414)          (2,772)
----------------------------------------------------------------------------------------------------
Net increase                                4,545          $25,010           6,837          $46,126
====================================================================================================
YEAR ENDED NOVEMBER 30, 2004

SHARES AUTHORIZED                             N/A                        5,000,000
====================================================================================================
Sold                                                                        43,504         $279,716
---------------------------------
Issued in reinvestment
of distributions                                                               137              878
---------------------------------
Redeemed                                                                    (4,532)         (29,394)
----------------------------------------------------------------------------------------------------
Net increase                                                                39,109         $251,200
====================================================================================================

(1) March 31, 2005 (commencement of sale) through May 31, 2005 for Strategic
    Conservative.

--------------------------------------------------------------------------------
                                                        STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
                                                       SHARES         AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005

SHARES AUTHORIZED                                   155,000,000
================================================================================
Sold                                                 10,983,278    $ 83,773,343
----------------------------------------
Issued in reinvestment of distributions                 696,391       5,271,683
----------------------------------------
Redeemed                                             (9,379,620)    (71,298,610)
--------------------------------------------------------------------------------
Net increase                                          2,300,049    $ 17,746,416
================================================================================
YEAR ENDED NOVEMBER 30, 2004

SHARES AUTHORIZED                                   150,000,000
================================================================================
Sold                                                 33,582,769   $ 238,664,169
----------------------------------------
Issued in reinvestment of distributions                 517,631       3,530,243
----------------------------------------
Redeemed                                            (14,114,353)   (100,266,665)
--------------------------------------------------------------------------------
Net increase                                         19,986,047   $ 141,927,747
================================================================================

                                                                    (continued)

------

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                        STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
                                                       SHARES         AMOUNT
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005

SHARES AUTHORIZED                                    20,000,000
================================================================================
Sold                                                  2,318,295    $ 17,735,803
----------------------------------------
Issued in reinvestment of distributions                  90,473         685,788
----------------------------------------
Redeemed                                             (1,690,332)    (12,903,315)
--------------------------------------------------------------------------------
Net increase                                            718,436    $  5,518,276
================================================================================
YEAR ENDED NOVEMBER 30, 2004

SHARES AUTHORIZED                                    20,000,000
================================================================================
Sold                                                  5,322,164    $ 38,061,074
----------------------------------------
Issued in reinvestment of distributions                  58,397         398,270
----------------------------------------
Redeemed                                             (2,441,876)    (17,346,436)
--------------------------------------------------------------------------------
Net increase                                          2,938,685    $ 21,112,908
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005

SHARES AUTHORIZED                                    75,000,000
================================================================================
Sold                                                  5,834,707    $ 44,397,707
----------------------------------------
Issued in reinvestment of distributions                 247,436       1,873,091
----------------------------------------
Redeemed                                             (4,261,753)    (32,422,987)
--------------------------------------------------------------------------------
Net increase                                          1,820,390    $ 13,847,811
================================================================================
YEAR ENDED NOVEMBER 30, 2004

SHARES AUTHORIZED                                    70,000,000
================================================================================
Sold                                                 21,164,106    $150,751,300
----------------------------------------
Issued in reinvestment of distributions                 148,855       1,015,192
----------------------------------------
Redeemed                                             (6,687,125)    (47,477,341)
--------------------------------------------------------------------------------
Net increase                                         14,625,836    $104,289,151
================================================================================
A CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005

SHARES AUTHORIZED                                     5,000,000
================================================================================
Sold                                                  2,740,376     $20,900,082
----------------------------------------
Issued in reinvestment of distributions                     852           6,461
----------------------------------------
Redeemed                                                (63,621)       (482,882)
--------------------------------------------------------------------------------
Net increase                                          2,677,607     $20,423,661
================================================================================
PERIOD ENDED NOVEMBER 30, 2004(1)

SHARES AUTHORIZED                                    10,000,000
================================================================================
Sold                                                     87,472        $643,557
================================================================================

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

                                                                    (continued)

------

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                        STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
                                                       SHARES         AMOUNT
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005

SHARES AUTHORIZED                                     5,000,000
================================================================================
Sold                                                    489,472      $3,719,318
----------------------------------------
Issued in reinvestment of distributions                     373           2,829
----------------------------------------
Redeemed                                                (32,356)       (245,168)
--------------------------------------------------------------------------------
Net increase                                            457,489      $3,476,979
================================================================================
PERIOD ENDED NOVEMBER 30, 2004(1)

SHARES AUTHORIZED                                    10,000,000
================================================================================
Sold                                                     33,293        $245,229
----------------------------------------
Redeemed                                                   (110)           (826)
--------------------------------------------------------------------------------
Net increase                                             33,183        $244,403
================================================================================
C CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005

SHARES AUTHORIZED                                     5,000,000
================================================================================
Sold                                                    624,450      $4,733,447
----------------------------------------
Redeemed                                                (97,949)       (745,420)
--------------------------------------------------------------------------------
Net increase                                            526,501      $3,988,027
================================================================================
YEAR ENDED NOVEMBER 30, 2004

SHARES AUTHORIZED                                    10,000,000
================================================================================
Sold                                                    789,243     $ 5,595,859
----------------------------------------
Redeemed                                              (302,611)      (2,144,001)
--------------------------------------------------------------------------------
Net increase                                            486,632     $ 3,451,858
================================================================================
R CLASS
--------------------------------------------------------------------------------
PERIOD ENDED MAY 31, 2005(2)

SHARES AUTHORIZED                                     5,000,000
================================================================================
Sold                                                      3,281         $25,016
================================================================================

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) March 31, 2005 (commencement of sale) through May 31, 2005.

5. SECURITIES LENDING

As of May 31, 2005, the funds had no securities on loan. In the case of securities lending transactions, JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM or ACGIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

                                                                    (continued)

------

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED)

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from $650,000,000 effective December 15, 2004. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions.
Borrowings under the agreement bear interest at the Federal Funds rate plus
0.50%. The funds did not borrow from the line during the six months ended May
31, 2005.

7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2005, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                                    STRATEGIC       STRATEGIC       STRATEGIC
                                   CONSERVATIVE      MODERATE       AGGRESSIVE
--------------------------------------------------------------------------------
Federal tax cost of investments    $731,417,927   $1,718,213,044   $975,254,122
================================================================================
Gross tax appreciation
of investments                      $46,513,184     $145,236,122   $ 99,286,367
-------------------------------
Gross tax depreciation
of investments                       (6,922,306)     (22,082,147)   (15,337,989)
--------------------------------------------------------------------------------
Net tax appreciation
of investments                      $39,590,878     $123,153,975   $ 83,948,378
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2004, Strategic Aggressive had accumulated capital losses of
$9,706,782, which represent net capital loss carryovers that may be used to offset future realized gains for federal income tax purposes. The capital loss carryovers expire in 2010.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                         INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                               2005(1)      2004        2003        2002        2001        2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $5.70       $5.36       $4.94       $5.26       $5.69       $5.69
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)       0.05        0.08        0.09        0.13        0.16        0.19
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.08        0.35        0.42       (0.30)       0.02        0.19
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.13        0.43        0.51       (0.17)       0.18        0.38
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             (0.05)      (0.08)      (0.09)      (0.13)      (0.15)      (0.19)
--------------------------
  From Net
  Realized Gains                (0.23)      (0.01)         --       (0.02)      (0.46)      (0.19)
----------------------------------------------------------------------------------------------------
  Total Distributions           (0.28)      (0.09)      (0.09)      (0.15)      (0.61)      (0.38)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $5.55       $5.70       $5.36       $4.94       $5.26       $5.69
====================================================================================================
  TOTAL RETURN(3)                2.29%       8.15%      10.43%      (3.23)%      3.37%       6.74%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.99%(4)       0.99%       1.00%       1.00%       1.00%       1.00%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    1.89%(4)       1.53%       1.65%       2.60%       3.06%       3.32%
--------------------------
Portfolio Turnover Rate           141%        260%        200%        111%        160%        149%
--------------------------
Net Assets, End of Period
(in thousands)                $366,792    $355,675    $289,099    $239,410    $205,778    $168,037
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                      INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------
                               2005(1)      2004        2003        2002        2001       2000(2)
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $5.70       $5.36       $4.94       $5.26       $5.69       $5.68
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(3)       0.06        0.09        0.09        0.14        0.17        0.07
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.07        0.35        0.43       (0.30)       0.02       (0.01)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.13        0.44        0.52       (0.16)       0.19        0.06
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             (0.05)      (0.09)      (0.10)      (0.14)      (0.16)      (0.05)
--------------------------
  From Net
  Realized Gains                (0.23)      (0.01)         --       (0.02)      (0.46)         --
----------------------------------------------------------------------------------------------------
  Total Distributions           (0.28)      (0.10)      (0.10)      (0.16)      (0.62)      (0.05)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $5.55       $5.70       $5.36       $4.94       $5.26       $5.69
====================================================================================================
  TOTAL RETURN(4)                2.39%       8.36%      10.64%      (3.03)%      3.57%       1.10%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.79%(5)       0.79%       0.80%       0.80%       0.80%    0.80%(5)
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    2.09%(5)       1.73%       1.85%       2.80%       3.26%    3.70%(5)
--------------------------
Portfolio Turnover Rate           141%        260%        200%        111%        160%     149%(6)
--------------------------
Net Assets, End of Period
(in thousands)                $162,759    $154,392    $147,602     $14,843     $14,922      $3,573
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) August 1, 2000 (commencement of sale) through November 30, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2000.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                          ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                               2005(1)      2004        2003        2002        2001        2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $5.70       $5.36       $4.93       $5.26       $5.69       $5.69
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)       0.05        0.07        0.07        0.12        0.15        0.18
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.07        0.35        0.44       (0.31)        0.02       0.18
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.12        0.42        0.51       (0.19)        0.17       0.36
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             (0.04)      (0.07)      (0.08)      (0.12)      (0.14)      (0.17)
--------------------------
  From Net
  Realized Gains                (0.23)      (0.01)         --       (0.02)      (0.46)      (0.19)
----------------------------------------------------------------------------------------------------
  Total Distributions           (0.27)      (0.08)      (0.08)      (0.14)      (0.60)      (0.36)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $5.55       $5.70       $5.36       $4.93       $5.26       $5.69
====================================================================================================
  TOTAL RETURN(3)                2.17%       7.88%      10.39%      (3.66)%      3.11%       6.49%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    1.24%(4)       1.24%       1.25%       1.25%       1.25%       1.25%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    1.64%(4)       1.28%       1.40%       2.35%       2.81%       3.07%
--------------------------
Portfolio Turnover Rate           141%        260%        200%        111%        160%        149%
--------------------------
Net Assets, End of Period
(in thousands)                $154,128    $141,417     $78,433     $33,675     $11,702     $11,737
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                  A CLASS
--------------------------------------------------------------------------------
                                                            2005(1)     2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $5.70       $5.54
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Income(3)                                    0.05        0.02
----------------------------------------------------
  Net Realized and Unrealized Gain                            0.07        0.14
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.12        0.16
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------
  From Net Investment Income                                 (0.04)         --
----------------------------------------------------
  From Net Realized Gains                                    (0.23)         --
--------------------------------------------------------------------------------
  Total Distributions                                        (0.27)         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $5.55       $5.70
================================================================================
  TOTAL RETURN(4)                                             2.16%       2.89%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          1.24%(5)    1.24%(5)
----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets       1.64%(5)    2.17%(5)
----------------------------------------------------
Portfolio Turnover Rate                                        141%     260%(6)
----------------------------------------------------
Net Assets, End of Period (in thousands)                     $9,885        $691
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) September 30, 2004 (commencement of sale) through November 30, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                  B CLASS
--------------------------------------------------------------------------------
                                                            2005(1)     2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $5.69       $5.54
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Income(3)                                    0.03        0.01
----------------------------------------------------
  Net Realized and Unrealized Gain                            0.07        0.14
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.10        0.15
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------
  From Net Investment Income                                 (0.02)         --
----------------------------------------------------
  From Net Realized Gains                                    (0.23)         --
--------------------------------------------------------------------------------
  Total Distributions                                        (0.25)         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $5.54       $5.69
================================================================================
  TOTAL RETURN(4)                                             1.82%       2.71%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          1.99%(5)    1.99%(5)
----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets       0.89%(5)    1.60%(5)
----------------------------------------------------
Portfolio Turnover Rate                                        141%     260%(6)
----------------------------------------------------
Net Assets, End of Period (in thousands)                     $1,004        $160
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) September 30, 2004 (commencement of sale) through November 30, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                  C CLASS
--------------------------------------------------------------------------------
                                                            2005(1)     2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $5.69       $5.54
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Income(3)                                    0.03        0.02
----------------------------------------------------
  Net Realized and Unrealized Gain                            0.07        0.13
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.10        0.15
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------
  From Net Investment Income                                 (0.02)         --
----------------------------------------------------
  From Net Realized Gains                                    (0.23)         --
--------------------------------------------------------------------------------
  Total Distributions                                        (0.25)         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $5.54       $5.69
================================================================================
  TOTAL RETURN(4)                                             1.77%       2.71%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          1.99%(5)    1.99%(5)
----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets       0.89%(5)    1.85%(5)
----------------------------------------------------
Portfolio Turnover Rate                                        141%     260%(6)
----------------------------------------------------
Net Assets, End of Period (in thousands)                     $4,002      $1,055
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) September 30, 2004 (commencement of sale) through November 30, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       R CLASS
--------------------------------------------------------------------------------
                                                                        2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                     $5.50
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                                                0.02
-----------------------------------------------------
  Net Realized and Unrealized Gain                                        0.03
--------------------------------------------------------------------------------
  Total From Investment Operations                                        0.05
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                           $5.55
================================================================================
 TOTAL RETURN(3)                                                          0.91%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.49%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                   1.76%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                                 141%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                                    $25
--------------------------------------------------------------------------------

(1) March 31, 2005 (commencement of sale) through May 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended May 31, 2005.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                         INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                               2005(1)      2004        2003        2002        2001        2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $6.72       $6.15       $5.40       $5.87       $6.92       $6.89
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)       0.05        0.09        0.09        0.11        0.13        0.16
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.11        0.56        0.75       (0.47)      (0.26)       0.20
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.16        0.65        0.84       (0.36)      (0.13)       0.36
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             (0.04)      (0.08)      (0.09)      (0.11)      (0.12)      (0.15)
--------------------------
  From Net
  Realized Gains                (0.15)         --          --          --       (0.80)      (0.18)
----------------------------------------------------------------------------------------------------
  Total Distributions           (0.19)      (0.08)      (0.09)      (0.11)      (0.92)      (0.33)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $6.69       $6.72       $6.15       $5.40       $5.87       $6.92
====================================================================================================
  TOTAL RETURN(3)                2.40%      10.61%      15.67%      (6.23)%     (2.37)%      5.20%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
--------------------------
Net Assets                    1.06%(4)       1.07%       1.10%       1.10%       1.10%       1.10%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    1.51%(4)       1.31%       1.56%       2.01%       2.20%       2.24%
--------------------------
Portfolio Turnover Rate           110%        197%        174%        147%        175%        153%
--------------------------
Net Assets, End of Period
(in thousands)                $857,710    $845,949    $633,675    $556,989    $564,586    $444,882
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                      INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------
                               2005(1)      2004        2003        2002        2001       2000(2)
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $6.73       $6.15       $5.40       $5.87       $6.93       $7.23
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(3)       0.06        0.10        0.10        0.12        0.14        0.06
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.10        0.57        0.75       (0.47)      (0.27)      (0.31)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.16        0.67        0.85       (0.35)      (0.13)      (0.25)
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             (0.05)      (0.09)      (0.10)      (0.12)      (0.13)      (0.05)
--------------------------
  From Net
  Realized Gains                (0.15)         --          --          --       (0.80)         --
----------------------------------------------------------------------------------------------------
  Total Distributions           (0.20)      (0.09)      (0.10)      (0.12)      (0.93)      (0.05)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $6.69       $6.73       $6.15       $5.40       $5.87       $6.93
====================================================================================================
  TOTAL RETURN(4)                2.35%      11.00%      15.89%      (6.04)%     (2.30)%     (3.53)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.86%(5)       0.87%       0.90%       0.90%       0.90%     0.90%(5)
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    1.71%(5)       1.51%       1.76%       2.21%       2.40%     2.67%(5)
--------------------------
Portfolio Turnover Rate           110%        197%        174%        147%        175%      153%(6)
--------------------------
Net Assets, End of Period
(in thousands)                $434,160    $436,153    $291,856    $106,398    $113,763      $24,285
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) August 1, 2000 (commencement of sale) through November 30, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2000.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                          ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                               2005(1)      2004        2003        2002        2001        2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $6.72       $6.15       $5.40       $5.87       $6.92       $6.89
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)       0.04        0.07        0.07        0.10        0.12        0.15
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.10        0.56        0.75       (0.48)      (0.27)        0.20
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.14        0.63        0.82       (0.38)      (0.15)        0.35
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             (0.03)      (0.06)      (0.07)      (0.09)      (0.10)      (0.14)
--------------------------
  From Net
  Realized Gains                (0.15)         --          --          --       (0.80)      (0.18)
----------------------------------------------------------------------------------------------------
  Total Distributions           (0.18)      (0.06)      (0.07)      (0.09)      (0.90)      (0.32)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $6.68       $6.72       $6.15       $5.40       $5.87       $6.92
====================================================================================================
  TOTAL RETURN(3)                2.12%      10.34%      15.39%      (6.45)%     (2.59)%      4.95%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    1.31%(4)       1.32%       1.35%       1.35%       1.35%       1.35%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    1.26%(4)       1.06%       1.31%       1.76%       1.95%       1.99%
--------------------------
Portfolio Turnover Rate           110%        197%        174%        147%        175%        153%
--------------------------
Net Assets, End of Period
(in thousands)                $390,657    $367,732    $220,032    $121,210     $40,166     $21,605
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                  A CLASS
--------------------------------------------------------------------------------
                                                            2005(1)     2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $6.72       $6.43
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Income(3)                                    0.05        0.02
----------------------------------------------------
  Net Realized and Unrealized Gain                            0.11        0.27
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.16        0.29
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------
  From Net Investment Income                                 (0.04)         --
----------------------------------------------------
  From Net Realized Gains                                    (0.15)         --
--------------------------------------------------------------------------------
  Total Distributions                                        (0.19)         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $6.69       $6.72
================================================================================
  TOTAL RETURN(4)                                             2.27%       4.51%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          1.31%(5)    1.32%(5)
----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets       1.26%(5)    2.08%(5)
----------------------------------------------------
Portfolio Turnover Rate                                        110%     197%(6)
----------------------------------------------------
Net Assets, End of Period (in thousands)                    $27,557      $2,256
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) September 30, 2004 (commencement of sale) through November 30, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                  B CLASS
--------------------------------------------------------------------------------
                                                            2005(1)     2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $6.72       $6.43
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Income(3)                                    0.02        0.01
----------------------------------------------------
  Net Realized and Unrealized Gain                            0.10        0.28
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.12        0.29
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------
  From Net Investment Income                                 (0.01)         --
----------------------------------------------------
  From Net Realized Gains                                    (0.15)         --
--------------------------------------------------------------------------------
  Total Distributions                                        (0.16)         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $6.68       $6.72
================================================================================
  TOTAL RETURN(4)                                             1.78%       4.51%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          2.06%(5)    2.07%(5)
----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets       0.51%(5)    1.34%(5)
----------------------------------------------------
Portfolio Turnover Rate                                        110%     197%(6)
----------------------------------------------------
Net Assets, End of Period (in thousands)                     $4,735        $558
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) September 30, 2004 (commencement of sale) through November 30, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                 C CLASS
--------------------------------------------------------------------------------
                            2005(1)     2004       2003       2002      2001(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $6.72      $6.15      $5.39      $5.86      $5.62
--------------------------------------------------------------------------------
Income From
Investment Operations
------------------------
  Net Investment
  Income(3)                   0.02       0.02       0.03       0.06       0.01
------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.11       0.56       0.76      (0.48)      0.23
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.13       0.58       0.79      (0.42)      0.24
--------------------------------------------------------------------------------
Distributions
------------------------
  From Net
  Investment Income          (0.01)     (0.01)     (0.03)     (0.05)        --
------------------------
  From Net
  Realized Gains             (0.15)        --         --         --         --
--------------------------------------------------------------------------------
  Total Distributions        (0.16)     (0.01)     (0.03)     (0.05)        --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $6.69      $6.72      $6.15      $5.39      $5.86
================================================================================
  TOTAL RETURN(4)             1.88%      9.52%     14.78%     (7.16)%     4.27%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                 2.06%(5)      2.07%      2.10%      2.10%   2.10%(5)
------------------------
Ratio of Net Investment
Income to Average
Net Assets                 0.51%(5)      0.31%      0.56%      1.01%   0.72%(5)
------------------------
Portfolio Turnover Rate        110%       197%       174%       147%    175%(6)
------------------------
Net Assets,
End of Period
(in thousands)              $13,857     $6,870     $2,935       $492         $3
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) October 2, 2001 (commencement of sale) through November 30, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2001.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                           R CLASS
--------------------------------------------------------------------------------
                                                2005(1)      2004       2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $6.72       $6.15       $5.85
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income(3)                        0.03        0.06        0.01
-------------------------------------
  Net Realized and Unrealized Gain                0.11        0.56        0.30
--------------------------------------------------------------------------------
  Total From Investment Operations                0.14        0.62        0.31
--------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income                     (0.03)      (0.05)      (0.01)
-------------------------------------
  From Net Realized Gains                        (0.15)         --          --
--------------------------------------------------------------------------------
  Total Distributions                            (0.18)      (0.05)      (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                   $6.68       $6.72       $6.15
================================================================================
  TOTAL RETURN(4)                                 1.99%      10.05%       5.39%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.56%(5)       1.57%    1.60%(5)
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                          1.01%(5)       0.81%    0.83%(5)
-------------------------------------
Portfolio Turnover Rate                            110%        197%     174%(6)
-------------------------------------
Net Assets, End of Period
(in thousands)                                     $310        $266          $3
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) August 29, 2003 (commencement of sale) through November 30, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                         INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                               2005(1)      2004        2003        2002        2001        2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $7.53       $6.78       $5.78       $6.49       $7.89       $7.91
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)       0.04        0.07        0.07        0.09        0.10        0.11
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.13        0.74        1.00       (0.70)      (0.59)       0.30
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.17        0.81        1.07       (0.61)      (0.49)       0.41
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             (0.07)      (0.06)      (0.07)      (0.10)      (0.09)      (0.08)
--------------------------
  From Net
  Realized Gains                   --          --          --          --       (0.82)      (0.35)
----------------------------------------------------------------------------------------------------
  Total Distributions           (0.07)      (0.06)      (0.07)      (0.10)      (0.91)      (0.43)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $7.63       $7.53       $6.78       $5.78       $6.49       $7.89
====================================================================================================
  TOTAL RETURN(3)                2.24%      12.04%      18.82%      (9.59)%     (7.27)%      5.14%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    1.20%(4)       1.20%       1.20%       1.20%       1.20%       1.20%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    1.09%(4)       0.98%       1.17%       1.42%       1.53%       1.25%
--------------------------
Portfolio Turnover Rate            87%        172%        169%        172%        184%        149%
--------------------------
Net Assets, End of Period
(in thousands)                $618,409    $592,634    $397,881    $300,644    $295,780    $311,193
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                      INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------
                               2005(1)      2004        2003        2002        2001       2000(2)
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $7.55       $6.79       $5.80       $6.50       $7.89       $8.50
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(3)       0.05        0.08        0.08        0.10        0.11        0.05
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.12        0.75        0.99       (0.69)      (0.59)      (0.66)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.17        0.83        1.07       (0.59)      (0.48)      (0.61)
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             (0.08)      (0.07)      (0.08)      (0.11)      (0.09)         --
--------------------------
  From Net
  Realized Gains                   --          --          --          --       (0.82)         --
----------------------------------------------------------------------------------------------------
  Total Distributions           (0.08)      (0.07)      (0.08)      (0.11)      (0.91)         --
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $7.64       $7.55       $6.79       $5.80       $6.50       $7.89
====================================================================================================
  TOTAL RETURN(4)                2.29%      12.39%      18.82%      (9.23)%     (7.06)%     (7.18)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    1.00%(5)       1.00%       1.00%       1.00%       1.00%     1.00%(5)
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    1.29%(5)       1.18%       1.37%       1.62%       1.73%     1.70%(5)
--------------------------
Portfolio Turnover Rate            87%        172%        169%        172%        184%      149%(6)
--------------------------
Net Assets, End of Period
(in thousands)                 $68,936     $62,634     $36,408     $27,764     $31,219       $6,404
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) August 1, 2000 (commencement of sale) through November 30, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2000.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                         ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                               2005(1)      2004        2003        2002        2001        2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $7.51       $6.76       $5.77       $6.47       $7.86       $7.89
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)       0.03        0.05        0.05        0.07        0.09        0.09
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.13        0.74        1.00       (0.69)      (0.59)       0.29
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.16        0.79        1.05       (0.62)      (0.50)       0.38
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             (0.05)      (0.04)      (0.06)      (0.08)      (0.07)      (0.06)
--------------------------
  From Net
  Realized Gains                   --          --          --          --       (0.82)      (0.35)
----------------------------------------------------------------------------------------------------
  Total Distributions           (0.05)      (0.04)      (0.06)      (0.08)      (0.89)      (0.41)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $7.62       $7.51       $6.76       $5.77       $6.47       $7.86
====================================================================================================
  TOTAL RETURN(3)                2.13%      11.79%      18.37%      (9.68)%     (7.44)%      4.78%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    1.45%(4)       1.45%       1.45%       1.45%       1.45%       1.45%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    0.84%(4)       0.73%       0.92%       1.17%       1.28%       1.00%
--------------------------
Portfolio Turnover Rate            87%        172%        169%        172%        184%        149%
--------------------------
Net Assets, End of Period
(in thousands)                $301,635    $283,502    $156,275     $78,970     $40,120     $40,721
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                  A CLASS
--------------------------------------------------------------------------------
                                                            2005(1)     2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $7.53       $7.13
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Income(3)                                    0.04        0.03
----------------------------------------------------
  Net Realized and Unrealized Gain                            0.12        0.37
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.16        0.40
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------
  From Net Investment Income                                 (0.06)         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $7.63       $7.53
================================================================================
  TOTAL RETURN(4)                                             2.18%       5.61%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          1.45%(5)    1.45%(5)
----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets       0.84%(5)    2.09%(5)
----------------------------------------------------
Portfolio Turnover Rate                                         87%     172%(6)
----------------------------------------------------
Net Assets, End of Period (in thousands)                    $21,094        $659
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) September 30, 2004 (commencement of sale) through November 30, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                 B CLASS
--------------------------------------------------------------------------------
                                                            2005(1)    2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $7.52       $7.13
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Income(3)                                    0.01        0.01
----------------------------------------------------
  Net Realized and Unrealized Gain                            0.12        0.38
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.13        0.39
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------
  From Net Investment Income                                 (0.05)         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $7.60       $7.52
================================================================================
  TOTAL RETURN(4)                                             1.76%       5.47%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          2.20%(5)    2.20%(5)
----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets       0.09%(5)    0.92%(5)
----------------------------------------------------
Portfolio Turnover Rate                                         87%     172%(6)
----------------------------------------------------
Net Assets, End of Period (in thousands)                     $3,730        $250
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) September 30, 2004 (commencement of sale) through November 30, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                  C CLASS
--------------------------------------------------------------------------------
                            2005(1)     2004       2003       2002      2001(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $7.45      $6.72      $5.72      $6.49      $6.51
--------------------------------------------------------------------------------
Income From
Investment Operations
------------------------
  Net Investment
  Income (Loss)(3)            0.01       --(4)      0.01       0.03       --(4)
------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.13       0.73       1.01      (0.70)     (0.02)
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.14       0.73       1.02      (0.67)     (0.02)
--------------------------------------------------------------------------------
Distributions
------------------------
  From Net
  Investment Income             --         --      (0.02)     (0.10)        --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $7.59      $7.45      $6.72      $5.72      $6.49
================================================================================
  TOTAL RETURN(5)             1.88%     10.86%     17.81%    (10.54)%    (0.31)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                 2.20%(6)      2.20%      2.20%      2.20%    2.20%(6)
------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets         0.09%(6)    (0.02)%      0.17%      0.42%    1.87%(6)
------------------------
Portfolio Turnover Rate         87%       172%       169%       172%     184%(7)
-------------------------
Net Assets,
End of Period
(in thousands)              $11,103     $6,984     $3,025     $1,029          $7
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) November 27, 2001 (commencement of sale) through November 30, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2001.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       R CLASS
--------------------------------------------------------------------------------
                                                                       2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                     $7.62
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                                                0.01
-----------------------------------------------------
  Net Realized and Unrealized Gain                                        --(3)
--------------------------------------------------------------------------------
  Total From Investment Operations                                        0.01
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                           $7.63
================================================================================
 TOTAL RETURN(4)                                                          0.13%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.70%(5)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                   1.00%(5)
-----------------------------------------------------
Portfolio Turnover Rate                                                  87%(6)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                                    $25
--------------------------------------------------------------------------------

(1) March 31, 2005 (commencement of sale) through May 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended May 31, 2005.

See Notes to Financial Statements.

------

Share Class Information

Seven classes of share are authorized for sale by the funds: Investor Class,
Institutional Class, Advisor Class, A Class, B Class, C Class and R Class. The
total expense ratio of Institutional Class shares is lower than that of Investor
Class shares. The total expense ratios of Advisor, A, B, C, and R Class shares are higher than that of Investor Class shares. ON SEPTEMBER 29, 2004, INVESTOR
CLASS SHARES OF STRATEGIC ALLOCATION: CONSERVATIVE, STRATEGIC ALLOCATION:
MODERATE AND STRATEGIC ALLOCATION: AGGRESSIVE BECAME UNAVAILABLE TO NEW
SELF-DIRECTED RETAIL INVESTORS.

INVESTOR CLASS shares are available for purchase in two ways: 1) by existing shareholders, directly from American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A
Class shares. A Class shares also are subject to a 0.25% annual Rule 12b-1 service and distribution fee.

                                                                    (continued)

------

Share Class Information

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a
1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a
Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. R Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets. The MSCI EAFE(reg.tm) (EUROPE,
AUSTRALASIA, FAR EAST) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------

Notes

------

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                       PRSRT STD
P.O. Box 419200                                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                     AMERICAN CENTURY
                                                                  COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0507                     (c)2005 American Century Proprietary Holdings, Inc.
SH-SAN-44207S            All rights reserved.

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of man and woman]

MAY 31, 2005

Newton(sm) Fund

[american century investments logo and text logo]

Table of Contents

Our Message to You. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

NEWTON

FINANCIAL STATEMENTS

OTHER INFORMATION
Additional Information. . . . . . . . . . . . . . . . . . . . . . . . . . .17
Index Definitions . . . . . . . . . . . . . . . . . . . . . . . . . . . . .18

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                              JAMES E. STOWERS III
                           WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Newton fund for the six months ended May 31, 2005.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many informative resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for this fund will be the annual report dated
November 30, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Newton - Performance

TOTAL RETURNS AS OF MAY 31, 2005
                                                      --------------
                                                      AVERAGE ANNUAL
                                                         RETURNS
--------------------------------------------------------------------------------
                                                           SINCE      INCEPTION
                                               1 YEAR    INCEPTION       DATE
--------------------------------------------------------------------------------
NEWTON                                                                  8/29/03
   Before redemption fee                      -18.94%      -0.40%
   Net of redemption fee(1)                   -20.56%      -1.54%
--------------------------------------------------------------------------------
DOW JONES WILSHIRE 5000 TOTAL MARKET INDEX      9.65%      13.14%          --
--------------------------------------------------------------------------------

(1) Returns reflect the deduction of a 2.00% redemption fee, incurred if shares were redeemed within the first five years after purchase.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund's investment process may result in high portfolio turnover, high commission costs and high capital gains distributions.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
2

Newton - Performance

GROWTH OF $25,000 OVER LIFE OF FUND

$25,000 investment made August 29, 2003

* From 8/29/03, the fund's inception date. Not annualized.

**Reflects deduction of 2.00% redemption fee, incurred if shares are redeemed within the first five years after purchase.

ONE-YEAR RETURNS OVER LIFE OF FUND

Periods ended May 31
--------------------------------------------------------------------------------
                                                          2004*           2005
--------------------------------------------------------------------------------
Newton (before redemption fee)                            22.50%
-18.94%
--------------------------------------------------------------------------------
Dow Jones Wilshire 5000 Total Market Index                13.19%          9.65%
--------------------------------------------------------------------------------

*From 8/29/03, the fund's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund's investment process may result in high portfolio turnover, high commission costs and high capital gains distributions.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

Newton - Portfolio Commentary

[photo of investment team]

THE NEWTON INVESTMENT TEAM: PORTFOLIO MANAGER JOHN SMALL, JR. AND INVESTMENT
TEAM ANALYST STEPHEN POOL.

American Century Newton fell 15.56%* during the six months ended May 31, 2005, lagging the 2.72% return of its benchmark, the Dow Jones Wilshire 5000 Total
Market Index.

EQUITY ROTATION

Declining crude prices and a smooth resolution to the 2004 U.S. presidential election aided a surging market at the beginning of the period. But after the first of the year, crude prices rallied, helping send market indices in the opposite direction as investors worried that rising oil costs would dampen economic growth.

Rising interest rates as the period progressed also hampered markets, disproportionately affecting small-cap stocks. But market performance rebounded late in the period as job growth improved and inflation concerns abated.

Newton's highly automated investment process found solid results in various sectors in the six-month period, with individual stocks in energy, consumer staples and telecommunications yielding positive results. But stakes in one sector experiencing weakening demand - information technology - reduced the portfolio's overall return considerably, along with weakness in several health care biotechnology stocks.

LARGE INDIVIDUAL HOLDINGS LEAD WAY

Shares in the portfolio's second-largest average holding and its lone energy stock, Norway-based Kvaerner ASA, more than tripled in price during the period and accounted for the portfolio's top contribution from an individual stock.

Three of the portfolio's other top 10 average holdings - Unaxis Holding AG,
Australian Stock Exchange and Wimm-Bill-Dann Foods - also performed solidly in the period. Shares in the last of those, a Moscow-based dairy processor, surged
40%.

The portfolio also benefited from a stake in Talk America Holdings, a provider of call waiting, caller ID and Internet access services. Talk America's

TOP TEN HOLDINGS AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           5/31/05              11/30/04
--------------------------------------------------------------------------------
Kvaerner ASA ORD                            4.0%                   --
--------------------------------------------------------------------------------
Pal Co. Ltd. ORD                            4.0%                   --
--------------------------------------------------------------------------------
Unaxis Holding AG                           3.6%                   --
--------------------------------------------------------------------------------
Allied Healthcare
International Inc.                          3.5%                   --
--------------------------------------------------------------------------------
Casual Male Retail
Group Inc.                                  3.5%                   --
--------------------------------------------------------------------------------
Wimm-Bill-Dann
Foods OJSC ADR                              3.4%                   --
--------------------------------------------------------------------------------
FinecoGroup SpA                             3.2%                  1.3%
--------------------------------------------------------------------------------
Coca-Cola Company (The)                     3.2%                   --
--------------------------------------------------------------------------------
Revlon Inc. Cl A                            3.2%                   --
--------------------------------------------------------------------------------
Inficon Holding AG ORD                      3.1%                   --
--------------------------------------------------------------------------------

*Returns for periods less than one year are not annualized.     (continued)

------
4

Newton - Portfolio Commentary

stock rose 42% in the period's last six weeks after the company said its first-quarter revenue and operating earnings would exceed market expectations.

STAKES IN IT, BIOTECHNOLOGY STOCKS SUFFER

Information technology composed, on average, 34% of Newton's portfolio holdings during the six-month period. With the IT sector suffering from sluggish demand for computers and related equipment after the holidays, the sector's stocks suffered, as well. As a result, Newton's heavy weighting in the sector significantly damaged the portfolio's absolute return.

Seven of Newton's top 10 detractors in the period came from the IT sector. But its biggest detractor, Cytogen, came from the health care biotechnology industry. That particular industry led all others in hampering Newton's performance.

A maker of imaging products primarily used in cancer diagnosis, Cytogen lost more than half its market value in early March after an advisory committee of the Food and Drug Administration voted against recommending the approval of
Combidex, a molecular imaging agent designed to help differentiate cancerous and non-cancerous lymph nodes. Newton's management subsequently sold the portfolio's stake in the company.

Another stock outside the IT realm, Action Performance Cos., trailed only
Cytogen in damaging the portfolio's performance. Action Performance makes licensed NASCAR motorsports merchandise and apparel. Its shares fell 21% on May
10, 2005, after the company said it lost $2.9 million in its fiscal second-quarter amid weak demand for die-cast automobile collectibles. Newton's managers sold the portfolio's position in this stock, too.

OUR COMMITMENT

Using a highly automated investment process, Newton's management targets companies whose historical stock market performance suggests impending share price appreciation. We believe this strategy enables us to position the portfolio to benefit from the market's best investment opportunities.

TOP FIVE INDUSTRIES AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           5/31/05              11/30/04
--------------------------------------------------------------------------------
Health Care Providers
& Services                                  11.0%                  --
--------------------------------------------------------------------------------
Semiconductors &
Semiconductor Equipment                     8.5%                  3.6%
--------------------------------------------------------------------------------
Health Care Equipment
& Supplies                                  8.2%                  2.1%
--------------------------------------------------------------------------------
Specialty Retail                            7.4%                  1.8%
--------------------------------------------------------------------------------
Hotels, Restaurants
& Leisure                                   6.2%                  1.4%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           5/31/05              11/30/04
--------------------------------------------------------------------------------
Common Stocks                              100.0%                100.0%
--------------------------------------------------------------------------------

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
6

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------------
                                                                  EXPENSES PAID
                                  BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                                 ACCOUNT VALUE   ACCOUNT VALUE     12/1/04 -        EXPENSE
                                    12/1/04         5/31/05        5/31/05          RATIO*
--------------------------------------------------------------------------------------------
NEWTON SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------------------
Actual                              $1,000         $844.40           $6.94           1.51%
--------------------------------------------------------------------------------------------
Hypothetical                        $1,000       $1,017.40           $7.59           1.51%
--------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
7

Newton - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS - 101.0%

AIRLINES -- 2.4%
--------------------------------------------------------------------------------
     4,894   JetBlue Airways Corp.(1)                              $  106,347
--------------------------------------------------------------------------------

BEVERAGES -- 3.2%
--------------------------------------------------------------------------------
     3,264   Coca-Cola Company (The)                                  145,672
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 1.3%
--------------------------------------------------------------------------------
    19,570   Avigen, Inc.(1)                                           58,514
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 2.7%
--------------------------------------------------------------------------------
     2,876   Allied Irish Banks plc ADR                               120,044
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 2.3%
--------------------------------------------------------------------------------
    12,181   Arris Group Inc.(1)                                      105,487
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 2.5%
--------------------------------------------------------------------------------
     5,983   Electronics for Imaging, Inc.(1)                         113,677
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 6.1%
--------------------------------------------------------------------------------
     7,400   Australian Stock
             Exchange Ltd. ORD                                        128,005
--------------------------------------------------------------------------------
    17,000   FinecoGroup SpA                                          145,784
--------------------------------------------------------------------------------
                                                                      273,789
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION
SERVICES -- 3.0%
--------------------------------------------------------------------------------
    15,155   Talk America Holdings Inc.(1)                            134,728
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT
& INSTRUMENTS -- 5.7%
--------------------------------------------------------------------------------
     1,529   Inficon Holding AG ORD(1)                                138,032
--------------------------------------------------------------------------------
     9,237   Vishay Intertechnology, Inc.(1)                          119,157
--------------------------------------------------------------------------------
                                                                      257,189
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 4.0%
--------------------------------------------------------------------------------
    10,947   Kvaerner ASA ORD(1)                                      181,590
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 2.8%
--------------------------------------------------------------------------------
    13,866   Pathmark Stores, Inc.(1)                                 124,101
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 6.0%
--------------------------------------------------------------------------------
     6,300   Tyson Foods, Inc. Cl A                                   116,298
--------------------------------------------------------------------------------
     7,900   Wimm-Bill-Dann
             Foods OJSC ADR(1)                                        152,865
--------------------------------------------------------------------------------
                                                                      269,163
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT
& SUPPLIES -- 8.2%
--------------------------------------------------------------------------------
     6,752   Arrhythmia Research Technology                           120,861
--------------------------------------------------------------------------------
     2,339   Millipore Corp.(1)                                       120,435
--------------------------------------------------------------------------------
    10,856   Vascular Solutions, Inc.(1)                              130,055
--------------------------------------------------------------------------------
                                                                      371,351
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 11.0%
--------------------------------------------------------------------------------
    22,668   Allied Healthcare
             International Inc.(1)                                 $  156,863
--------------------------------------------------------------------------------
     4,665   National Medical Health
             Card Systems, Inc.(1)                                    107,388
--------------------------------------------------------------------------------
     8,552   Odyssey HealthCare, Inc.(1)                              113,400
--------------------------------------------------------------------------------
     9,884   Tenet Healthcare Corp.(1)                                119,794
--------------------------------------------------------------------------------
                                                                      497,445
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS
& LEISURE -- 6.2%
--------------------------------------------------------------------------------
     8,526   Alliance Gaming Corp.(1)                                 110,753
--------------------------------------------------------------------------------
     4,500   Friendly Ice Cream Corp.(1)                               47,700
--------------------------------------------------------------------------------
    56,557   Jameson Inns, Inc.(1)                                    122,163
--------------------------------------------------------------------------------
                                                                      280,616
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 2.4%
--------------------------------------------------------------------------------
     6,455   Lifetime Hoan Corp.                                      110,122
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 1.4%
--------------------------------------------------------------------------------
     7,000   Hutchison Whampoa Ltd.                                    60,960
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL -- 2.4%
--------------------------------------------------------------------------------
     7,406   NetFlix, Inc.(1)                                         105,832
--------------------------------------------------------------------------------

INTERNET SOFTWARE
& SERVICES -- 1.7%
--------------------------------------------------------------------------------
        22   Internet Research
             Institute Inc. ORD(1)                                     76,652
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 3.2%
--------------------------------------------------------------------------------
    48,055   Revlon Inc. Cl A(1)                                      142,723
--------------------------------------------------------------------------------

SEMICONDUCTORS
& SEMICONDUCTOR EQUIPMENT -- 8.5%
--------------------------------------------------------------------------------
    10,764   Advanced Energy
             Industries, Inc.(1)                                      102,689
--------------------------------------------------------------------------------
    20,611   Micro Linear Corp.(1)                                    120,574
--------------------------------------------------------------------------------
     1,154   Unaxis Holding AG                                        161,767
--------------------------------------------------------------------------------
                                                                      385,030
--------------------------------------------------------------------------------

SOFTWARE -- 5.0%
--------------------------------------------------------------------------------
    40,496   Intellisync Corp.(1)                                     108,124
--------------------------------------------------------------------------------
     5,968   Renaissance Learning, Inc.                               117,988
--------------------------------------------------------------------------------
                                                                      226,112
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 7.4%
--------------------------------------------------------------------------------
    22,108   Casual Male Retail Group Inc.(1)                         155,861
--------------------------------------------------------------------------------
     4,400   Pal Co. Ltd. ORD                                         178,450
--------------------------------------------------------------------------------
                                                                      334,311
--------------------------------------------------------------------------------

TEXTILES, APPAREL
& LUXURY GOODS -- 1.6%
--------------------------------------------------------------------------------
     2,321   Kenneth Cole Productions Inc.                             69,862
--------------------------------------------------------------------------------

See Notes to Financial Statements.                   (continued)

------
8

Newton - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

                                                                     Value
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 101.0%
(Cost $4,143,883)                                                  $4,551,317
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (1.0)%                                (45,453)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                         $4,505,864
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
ORD = Foreign Ordinary Share

(1) Non-income producing.

See Notes to Financial Statements.

------
9

Statement of Assets and Liabilities

MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $4,143,883)                $4,551,317
--------------------------------------------------------------
Cash                                                                    32,331
--------------------------------------------------------------
Receivable for investments sold                                        150,211
--------------------------------------------------------------
Dividends and interest receivable                                        4,324
--------------------------------------------------------------------------------
                                                                     4,738,183
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                      226,596
--------------------------------------------------------------
Accrued management fees                                                  5,723
--------------------------------------------------------------------------------
                                                                       232,319
--------------------------------------------------------------------------------

NET ASSETS                                                          $4,505,864
================================================================================

CAPITAL SHARES, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Authorized                                                           5,000,000
================================================================================
Outstanding                                                            453,690
================================================================================

NET ASSET VALUE PER SHARE                                                $9.93
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                             $5,479,538
--------------------------------------------------------------
Accumulated net investment loss                                        (14,123)
--------------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                   (1,366,930)
--------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities in foreign currency                          407,379
--------------------------------------------------------------------------------
                                                                    $4,505,864
================================================================================

See Notes to Financial Statements.

------
10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT LOSS
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------
Dividends (net of foreign taxes withheld of $1,726)                $  24,680
--------------------------------------------------------------
Interest                                                               1,279
--------------------------------------------------------------------------------
                                                                      25,959
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------
Management fees                                                       39,778
--------------------------------------------------------------
Directors' fees and expenses                                              37
--------------------------------------------------------------
Other expenses                                                           267
--------------------------------------------------------------------------------
                                                                      40,082
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (14,123)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------
NET REALIZED LOSS ON:
--------------------------------------------------------------
Investment transactions                                             (635,451)
--------------------------------------------------------------
Foreign currency transactions                                         (7,021)
--------------------------------------------------------------------------------
                                                                    (642,472)
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
--------------------------------------------------------------
Investments                                                         (232,998)
--------------------------------------------------------------
Translation of assets and liabilities in foreign currencies              (86)
--------------------------------------------------------------------------------
                                                                    (233,084)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                    (875,556)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(889,679)
================================================================================

See Notes to Financial Statements.

------
11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2004
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                          2005          2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment loss                                    $  (14,123)   $
(41,658)
-------------------------------------------------
Net realized loss                                        (642,472)     (667,625)
-------------------------------------------------
Change in net unrealized appreciation                    (233,084)      347,511
--------------------------------------------------------------------------------
Net decrease in net assets resulting from operations     (889,679)     (361,772)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                                 217,936     4,722,728
-------------------------------------------------
Payments for shares redeemed(1)                          (853,824)     (594,427)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                          (635,888)    4,128,301
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                  (1,525,567)    3,766,529

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                     6,031,431     2,264,902
--------------------------------------------------------------------------------
End of period                                          $4,505,864    $6,031,431
================================================================================

Accumulated net investment loss                          $(14,123)           --
================================================================================

TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                       19,740       371,167
-------------------------------------------------
Redeemed                                                  (79,035)      (51,589)
--------------------------------------------------------------------------------
Net increase (decrease) in shares of the fund             (59,295)      319,578
================================================================================

(1) Net of redemption fees of $16,252 and $11,618, respectively.

See Notes to Financial Statements.

------
12

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Strategic Asset Allocations, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Newton Fund (the fund) is one fund in a series issued by the corporation. The fund is non-diversified under the 1940 Act. The fund's investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in common stocks whose share price patterns suggest that their shares are likely to increase in value. The fund uses a highly automated investment approach that relies on proprietary technologies that include artificial intelligence systems. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the  Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

(continued)

------
13

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

REDEMPTION -- The fund may impose a 2% redemption fee on shares held less than five years. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy
(strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for the fund is as follows:

--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $500 million                                              1.50%
--------------------------------------------------------------------------------
Next $500 million                                               1.45%
--------------------------------------------------------------------------------
Over $1 billon                                                  1.40%
--------------------------------------------------------------------------------

The effective annual management fee for the fund for the six months ended May
31, 2005 was 1.50%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services,
LLC (formerly American Century Services Corporation).

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

(continued)

------
14

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2005, were $10,827,180 and $11,429,158, respectively.

4. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from $650,000,000 effective December 15, 2004. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended May 31, 2005.

5. RISK FACTORS

The fund's investment process may result in high portfolio turnover, high commission costs, and high capital gains distributions.

6. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2005, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                $4,150,365
================================================================================
Gross tax appreciation of investments                            $488,916
-------------------------------------------------------
Gross tax depreciation of investments                             (87,964)
--------------------------------------------------------------------------------
Net tax appreciation of investments                              $400,952
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2004, the fund had accumulated capital losses of $724,458 which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Capital loss carryovers of $25,707 and $698,751 expire in 2011 and 2012, respectively.

------
15

Newton - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted
---------------------------------------------------------------------------------------------
                                                        2005(1)        2004         2003(2)
---------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $11.76        $11.71       $10.00
---------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------
  Net Investment Loss                                    (0.03)        (0.08)(3)    (0.02)(3)
---------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                (1.83)         0.10         1.73
---------------------------------------------------------------------------------------------
  Total From Investment Operations                       (1.86)         0.02         1.71
---------------------------------------------------------------------------------------------
Redemption Fees                                           0.03          0.03          --
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $9.93        $11.76       $11.71
=============================================================================================
  TOTAL RETURN(4)                                       (15.56)%        0.43%       17.10%

---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets       1.51%(5)        1.51%     1.50%(5)
---------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets    (0.53)%(5)      (0.79)%   (1.05)%(5)
---------------------------------------------------
Portfolio Turnover Rate                                  210%            313%       16%
---------------------------------------------------
Net Assets, End of Period (in thousands)               $4,506          $6,031    $2,265
---------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) August 29, 2003 (inception) through November 30, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable redemption fees.
    Total returns for periods less than one year are not annualized.

(5) Annualized.

See Notes to Financial Statements.

------
16

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
17

Index Definitions

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The DOW JONES WILSHIRE 5000 TOTAL MARKET INDEX measures the performance of all
U.S. headquartered equity securities with readily available price data.

------
18

Notes

------
19

Notes

------
20

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

0507
SH-SAN-44211N

American Century Investment Services, Inc., Distributor

(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  registrant's  board  has  adopted  procedures  by  which  shareholders  may recommend nominees to the board.

The Governance Committee of the board is responsible for identifying, evaluating and  recommending  qualified  candidates  for  election to the board.  While the
Governance  Committee largely considers nominees from searches that it conducts,
the  Committee  will  consider   candidates   submitted  by  shareholders.   Any
shareholder  wishing to submit a  candidate  for  consideration  should send the following information to the Corporate Secretary,  American Century Funds, P. O.
Box 41041, Kansas City, Missouri 64141:

Shareholder's  name, the fund name and number of fund shares owned and length of period held;

Name, age and address of the candidate;

A detailed  resume  describing  among other things the  candidate's  educational background,  occupation,  employment history,  financial knowledge and expertise and  material  outside  commitments  (e.g.,  memberships  on  other  boards  and committees, charitable foundations, etc.);

Any other information relating to the candidate that is required to be disclosed in  solicitations  of proxies for election of  directors in an election  contest pursuant to Regulation 14A under the Securities Exchange Act of 1934;

Number of fund shares owned by the candidate and length of time held;

A supporting  statement which (i) describes the candidate's  reasons for seeking election to the Board of Directors and (ii) documents his/her ability to satisfy the director qualifications described in the board's policy;

A signed statement from the candidate confirming his/her willingness to serve on the Board of Directors.

The Corporate  Secretary will promptly  forward such materials to the Governance
Committee  chairman.  The Corporate  Secretary also will maintain copies of such materials for future  reference by the  Governance  Committee when filling board positions.

Shareholders  may submit potential  director  candidates at any time pursuant to these  procedures.  The Governance  Committee will consider such candidates if a vacancy  arises or if the board  decides to expand its  membership,  and at such other times as the Governance Committee deems necessary or appropriate.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

By:     /s/ William M. Lyons
        -------------------------------------------
        Name:   William M. Lyons
        Title:  President

Date:   July 29, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:     /s/ William M. Lyons
        -------------------------------------------
        Name:    William M. Lyons
        Title:   President
                 (principal executive officer)

Date:   July 29, 2005

By:     /s/ Maryanne L. Roepke
        -------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:   July 29, 2005